     As filed with the Securities and Exchange Commission on April 10, 2006


                                                      Registration No. 333-80535
                                                                       811-08904


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 13                  ( X )

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 67                         ( X )

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                            Judy R. Bartlett, Esq.
                 New York Life Insurance and Annuity Corporation
                                1 Rockwood Road
                         Sleepy Hollow, New York 10591
                     (Name and Address of Agent for Service)

                                    Copy to:


        Richard T. Choi, Esq.                    Thomas F. English, Esq.
        Jorden Burt LLP                          Senior Vice President
        1025 Thomas Jefferson Street, NW         and General Counsel
        Suite 400 East                           New York Life Insurance Company
        Washington, DC 20007-5208                51 Madison Avenue
                                                 New York, New York  10010


Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[x] on May 1, 2006 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ] on _______ pursuant to paragraph (a)(i) of 485.

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.       Title of securities being registered:

         Units of interest in a separate account under variable annuity contracts.

                          PROSPECTUS DATED MAY 1, 2006


                                    FOR THE

         NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
              51 MADISON AVENUE, ROOM 651 NEW YORK, NEW YORK 10010
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

          This Prospectus describes the individual New York Life LifeStages(R) Flexible Premium Variable Annuity policies. POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I AND NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT II WERE POLICIES THAT NYLIAC OFFERED FOR SALE PRIOR TO OCTOBER 1, 1999. PRIOR TO MAY 9, 2002, THESE POLICIES CONTINUED TO BE OFFERED WHERE POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT III WERE NOT YET AVAILABLE. ONLY POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III ARE PRESENTLY BEING OFFERED FOR SALE. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account and the variable investment divisions listed below.



 -    MainStay VP Balanced--Service Class
 -    MainStay VP Basic Value
 -    MainStay VP Bond
 -    MainStay VP Capital Appreciation
 -    MainStay VP Cash Management
 -    MainStay VP Common Stock
 -    MainStay VP Conservative Allocation--Service Class
 -    MainStay VP Convertible
 -    MainStay VP Developing Growth
 -    MainStay VP Floating Rate--Service Class
 -    MainStay VP Government
 -    MainStay VP Growth Allocation--Service Class
 -    MainStay VP High Yield Corporate Bond
 -    MainStay VP Income & Growth
 -    MainStay VP International Equity
 -    MainStay VP Large Cap Growth (formerly MainStay VP
      Growth)
 -    MainStay VP Mid Cap Core
 -    MainStay VP Mid Cap Growth
 -    MainStay VP Mid Cap Value
 -    MainStay VP Moderate Allocation--Service Class
 -    MainStay VP Moderate Growth Allocation--Service Class
 -    MainStay VP S&P 500 Index
 -    MainStay VP Small Cap Growth
 -    MainStay VP Total Return
 -    MainStay VP Value
 -    Alger American Small Capitalization
 -    Calvert Social Balanced Portfolio
 -    Columbia Small Cap Value Fund, Variable Series--Class B
      (formerly Colonial Small Cap Value Fund)
 -    Dreyfus IP Technology Growth
 -    Fidelity(R) VIP Contrafund(R)
 -    Fidelity(R) VIP Equity-Income
 -    Fidelity(R) VIP Mid Cap--Service Class 2
 -    Janus Aspen Series Balanced
 -    Janus Aspen Series Worldwide Growth
 -    MFS(R) Investors Trust Series
 -    MFS(R) Research Series
 -    MFS(R) Utilities Series--Service Class
 -    Neuberger Berman AMT Mid-Cap Growth--Class S
 -    Royce Micro-Cap Portfolio
 -    Royce Small-Cap Portfolio
 -    T. Rowe Price Equity Income Portfolio
 -    Van Eck Worldwide Hard Assets
 -    Van Kampen UIF Emerging Markets Equity
 -    Victory VIF Diversified Stock--Class A Shares


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(sm), the Neuberger Berman Advisers Management Trust, The Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Universal Institutional Funds, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 598-2019, or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address above.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3

TABLE OF FEES AND EXPENSES.............    5

QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE LIFESTAGES(R) FLEXIBLE PREMIUM
  VARIABLE ANNUITY.....................   22
  How Do I Contact NYLIAC?.............   26

FINANCIAL STATEMENTS...................   26

CONDENSED FINANCIAL INFORMATION........   27

NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   36
  New York Life Insurance and Annuity
     Corporation.......................   36
  The Separate Accounts................   36
  The Portfolios.......................   36
  Additions, Deletions or Substitutions
     of Investments....................   38
  Reinvestment.........................   39

THE POLICIES...........................   39
  Selecting the Variable Annuity That's
     Right for You.....................   40
  Qualified and Non-Qualified
     Policies..........................   42
  Policy Application and Premium
     Payments..........................   42
  Payments Returned for Insufficient
     Funds.............................   43
  Your Right to Cancel ("Free Look")...   44
  Issue Ages...........................   44
  Transfers............................   44
     Limits on Transfers...............   45
  Virtual Service Center and
     Interactive Voice Response
     System............................   46
  Dollar Cost Averaging................   47
  Automatic Asset Reallocation.........   48
  Interest Sweep.......................   49
  Accumulation Period..................   49
     (a) Crediting of Premium
           Payments....................   49
     (b) Valuation of Accumulation
           Units.......................   50
  Policyowner Inquiries................   50
  Records and Reports..................   50

CHARGES AND DEDUCTIONS.................   50
  Surrender Charges....................   50
  Amount of Surrender Charge...........   51
  Exceptions to Surrender Charges......   51
  Other Charges........................   51
     (a) Mortality and Expense Risk
           Charges.....................   51
     (b) Administration Fee............   52
     (c) Policy Service Charge.........   52
     (d) Fund Charges..................   52
     (e) Transfer Fees.................   52



                                         PAGE
                                         ----
     (f)  Enhanced Beneficiary Benefit
          Rider Charge (optional)......   52
  Group and Sponsored Arrangements.....   52
  Taxes................................   53

DISTRIBUTIONS UNDER THE POLICY.........   53
  Surrenders and Withdrawals...........   53
     (a) Surrenders....................   53
     (b) Partial Withdrawals...........   54
     (c) Periodic Partial
         Withdrawals...................   54
     (d) Hardship Withdrawals..........   54
  Required Minimum Distribution
     Option............................   54
  Our Right to Cancel..................   54
  Annuity Commencement Date............   55
  Death Before Annuity Commencement....   55
  Income Payments......................   56
     (a) Election of Income Payment
           Options.....................   56
     (b) Proof of Survivorship.........   57
  Delay of Payments....................   57
  Designation of Beneficiary...........   57
  Restrictions Under Code Section
     403(b)(11)........................   57
  Loans................................   57
  Riders...............................   58
     (a) Living Needs Benefit
           Rider.......................   58
     (b) Unemployment Benefit
           Rider.......................   59
     (c) Enhanced Beneficiary Benefit
         Rider (optional)..............   59
     (d) Enhanced Spousal Continuance
         Rider (optional)..............   61

THE FIXED ACCOUNT......................   61
     (a) Interest Crediting............   61
     (b) Transfers to Investment
           Divisions...................   61
     (c) Bail-Out (For Policies
         Investing in Separate
         Accounts-I and II)............   62

FEDERAL TAX MATTERS....................   62
  Introduction.........................   62
  Taxation of Annuities in General.....   62
  Qualified Policies...................   64
     (a) 403(b) Plans..................   64
     (b) Individual Retirement
           Annuities...................   64
     (c) Roth Individual Retirement
           Annuities...................   64
     (d) Deferred Compensation
           Plans.......................   64
     (e) SIMPLE IRAs...................   64
  Taxation of Death Benefits...........   65

DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.........................   65

VOTING RIGHTS..........................   66

TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   67


    THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.


ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.


ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.


NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy, which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.


QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNTS--NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II and NYLIAC Variable Annuity Separate Account-III, each a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Accounts' Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES


 -------------------------------------------------------------------------------------------------------
                                                                SEPARATE ACCOUNTS --   SEPARATE ACCOUNT
                                                                      I AND II                III
 -------------------------------------------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE as a                  7.00%                 7.00%
 percentage of the amount withdrawn.(1)



 CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each                   $30                   $30
 transfer over 12 in a Policy Year (currently no charge for
 the first 12 transfers in a Policy Year).



1 The percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Policy Years 1 through 3; 6% during Policy Year 4; 5% during Policy Year 5; 4% during Policy Year 6; 3% during Policy Year 7; 2% during Policy Year 8; 1% during Policy Year 9; and 0% thereafter.



The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.


                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


 -------------------------------------------------------------------------------------------------------
                                                                SEPARATE ACCOUNTS --   SEPARATE ACCOUNT
                                                                      I AND II                III
 -------------------------------------------------------------------------------------------------------
 Annual Policy Service Charge                                   Lesser of $30 or 2%    $30 for policies
                                                                of the Accumulation     with less than
                                                                Value for policies        $20,000 of
                                                                  with less than         Accumulation
                                                                    $10,000 of              Value.
                                                                Accumulation Value.



   CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL              1.30%                 1.40%
   EXPENSES CHARGE (calculated as an annualized percentage of the daily average Variable Accumulation Value, including
   mortality and expense risk and administrative fees).
 Optional Rider Charges
   GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER               1.00%                 1.00%
   CHARGE (calculated as an annualized percentage of the
   policy's Accumulation Value, deducted on a quarterly
   basis).
     Current Enhanced Beneficiary Benefit Rider Charge                 0.30%                 0.30%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


 --------------------------------------------------------------------------------------------------------------------------
                                                                     MINIMUM                            MAXIMUM
 --------------------------------------------------------------------------------------------------------------------------
 For policies purchased on or after June 2, 2003:                     0.51%                              2.01%
 Expenses that are deducted from the Investment
 Division assets, including management fees, 12b-1
 fees, administration fees and other expenses as of
 12/31/05.



 For policies purchased prior to June 2, 2003:                        0.34%                              1.66%
 Expenses that are deducted from the Investment
 Division assets, including management fees, 12b-1
 fees, administration fees and other expenses as of
 12/31/05.


(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2005. The Fund or its agents provided the fees and charges that are based on 2005 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.


                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


        ---------------------------------------------------------------------------------------------------------------
                                                                                                          TOTAL FUND
                                                                                         ESTIMATED          ANNUAL
                                                                                         UNDERLYING        EXPENSES
                                       ADVISORY   ADMINISTRATION   12B-1     OTHER     PORTFOLIO FEES   (BEFORE EXPENSE
                    FUND                FEE(A)         FEE         FEE(B)   EXPENSES    AND EXPENSES    REIMBURSEMENTS)
        ---------------------------------------------------------------------------------------------------------------
        MainStay VP Balanced --
        Service Class                  0.75%(c)       0.00%        0.25%     0.25%          0.00%            1.25%
        MainStay VP Conservative
        Allocation -- Service Class     0.00%         0.00%        0.25%    0.41%(e)     0.61%(d)            1.27%
        MainStay VP Growth
        Allocation -- Service Class     0.00%         0.00%        0.25%    0.66%(e)     0.76%(d)            1.67%
        MainStay VP Moderate
        Allocation -- Service Class     0.00%         0.00%        0.25%    0.30%(e)     0.65%(d)            1.20%
        MainStay VP Moderate Growth
        Allocation -- Service Class     0.00%         0.00%        0.25%    0.33%(e)     0.71%(d)            1.29%

        -----------------------------  -------------------------------
                                                        NET TOTAL FUND
                                                            ANNUAL
                                       EXPENSE WAIVER      EXPENSES
                                           AND/OR       AFTER EXPENSE
                    FUND               REIMBURSEMENTS   REIMBURSEMENTS
        -----------------------------  -------------------------------
        MainStay VP Balanced --
        Service Class                   0.10%(c)            1.15%
        MainStay VP Conservative
        Allocation -- Service Class     0.16%(e)            1.11%
        MainStay VP Growth
        Allocation -- Service Class     0.41%(e)            1.26%
        MainStay VP Moderate
        Allocation -- Service Class     0.05%(e)            1.15%
        MainStay VP Moderate Growth
        Allocation -- Service Class     0.08%(e)            1.21%



(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2005. The Fund or its agents provided the fees and charges that are based on 2005 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.



(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.



(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(c) New York Life Investment Management LLC ("NYLIM") has entered into a written expense limitation agreement under which it agreed to waive a portion of the Portfolio's management fee or reimburse the Portfolio so that the Portfolio's total ordinary operating expenses do not exceed 1.15%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.



(e) "Other Expenses" are based on estimated amounts for the current fiscal year. NYLIM has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses, excluding Underlying Portfolio expenses, do not exceed 0.25%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      TOTAL FUND
                                                                           ADMINISTRATION                   OTHER       ANNUAL
                            FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES    EXPENSE
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Basic Value -- Service Class                     0.60% (b)       0.20%           0.25%        0.11%       1.16%
  MainStay VP Basic Value -- Initial Class                     0.60% (b)       0.20%           0.00%        0.11%       0.91%
  MainStay VP Bond -- Service Class                            0.25%           0.20%           0.25%        0.06%       0.76%
  MainStay VP Bond -- Initial Class                            0.25%           0.20%           0.00%        0.06%       0.51%
  MainStay VP Capital Appreciation -- Service Class            0.36%           0.20%           0.25%        0.05%       0.86%
  MainStay VP Capital Appreciation -- Initial Class            0.36%           0.20%           0.00%        0.05%       0.61%
  MainStay VP Cash Management                                  0.25%           0.20%           0.00%        0.06%       0.51%
  MainStay VP Common Stock -- Service Class                    0.25%           0.20%           0.25%        0.06%       0.76%
  MainStay VP Common Stock -- Initial Class                    0.25%           0.20%           0.00%        0.06%       0.51%
  MainStay VP Convertible -- Service Class                     0.36%           0.20%           0.25%        0.07%       0.88%
  MainStay VP Convertible -- Initial Class                     0.36%           0.20%           0.00%        0.07%       0.63%
  MainStay VP Developing Growth -- Service Class               0.60%           0.20%           0.25%        0.22%       1.27%
  MainStay VP Developing Growth -- Initial Class               0.60%           0.20%           0.00%        0.22%       1.02%
  MainStay VP Floating Rate -- Service Class                   0.60%           0.00%           0.25%        0.24%       1.09%
  MainStay VP Government -- Service Class                      0.30%           0.20%           0.25%        0.07%       0.82%
  MainStay VP Government -- Initial Class                      0.30%           0.20%           0.00%        0.07%       0.57%
  MainStay VP High Yield Corporate Bond -- Service Class       0.30%           0.20%           0.25%        0.06%       0.81%
  MainStay VP High Yield Corporate Bond -- Initial Class       0.30%           0.20%           0.00%        0.06%       0.56%
  MainStay VP Income & Growth -- Service Class                 0.50%           0.20%           0.25%        0.14%       1.09%
  MainStay VP Income & Growth -- Initial Class                 0.50%           0.20%           0.00%        0.14%       0.84%
  MainStay VP International Equity -- Service Class            0.60%           0.20%           0.25%        0.12%       1.17%
  MainStay VP International Equity -- Initial Class            0.60%           0.20%           0.00%        0.12%       0.92%
  MainStay VP Large Cap Growth* -- Service Class               0.50%           0.20%           0.25%        0.10%       1.05%
  MainStay VP Large Cap Growth* -- Initial Class               0.50%           0.20%           0.00%        0.10%       0.80%
  MainStay VP Mid Cap Core -- Service Class                    0.85% (c)       0.00%           0.25%        0.09%       1.19%
  MainStay VP Mid Cap Core -- Initial Class                    0.85% (c)       0.00%           0.00%        0.09%       0.94%
  MainStay VP Mid Cap Growth -- Service Class                  0.75% (c)       0.00%           0.25%        0.07%       1.07%
  MainStay VP Mid Cap Growth -- Initial Class                  0.75% (c)       0.00%           0.00%        0.07%       0.82%
  MainStay VP Mid Cap Value -- Service Class                   0.70% (c)       0.00%           0.25%        0.06%       1.01%
  MainStay VP Mid Cap Value -- Initial Class                   0.70% (c)       0.00%           0.00%        0.06%       0.76%
  MainStay VP S&P 500 Index -- Service Class                   0.09% (d)       0.20%           0.25%        0.05%       0.59%
  MainStay VP S&P 500 Index -- Initial Class                   0.09% (d)       0.20%           0.00%        0.05%       0.34%
  MainStay VP Small Cap Growth -- Service Class                0.90% (c)       0.00%           0.25%        0.09%       1.24%
  MainStay VP Small Cap Growth -- Initial Class                0.90% (c)       0.00%           0.00%        0.09%       0.99%
  MainStay VP Total Return -- Service Class                    0.32%           0.20%           0.25%        0.07%       0.84%
  MainStay VP Total Return -- Initial Class                    0.32%           0.20%           0.00%        0.07%       0.59%
  MainStay VP Value -- Service Class                           0.36%           0.20%           0.25%        0.05%       0.86%
  MainStay VP Value -- Initial Class                           0.36%           0.20%           0.00%        0.05%       0.61%
  Alger American Small Capitalization -- Class S Shares        0.85%           0.00%           0.25%        0.05%(e)    1.15%
  Alger American Small Capitalization -- Class O Shares        0.85%           0.00%           0.00%        0.06%(e)    0.91%
  Calvert Social Balanced Portfolio                            0.425%          0.275%          0.00%        0.22%       0.92%(f)

  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      TOTAL FUND
                                                                           ADMINISTRATION                   OTHER       ANNUAL
                            FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES    EXPENSE
  ------------------------------------------------------------------------------------------------------------------------------
  Columbia Small Cap Value Fund, Variable Series** --
    Class B                                                    0.80%           0.00%           0.25%(g)     0.10%       1.15%
  Dreyfus IP Technology Growth -- Service Shares               0.75%           0.00%           0.25%        0.06%       1.06%
  Dreyfus IP Technology Growth -- Initial Shares               0.75%           0.00%           0.00%        0.06%       0.81%
  Fidelity(R) VIP Contrafund(R) -- Service Class 2             0.57% (h)       0.00%           0.25%        0.09%       0.91%(i)
  Fidelity(R) VIP Contrafund(R) -- Initial Class               0.57% (h)       0.00%           0.00%        0.09%       0.66%(j)
  Fidelity(R) VIP Equity-Income -- Service Class 2             0.47% (h)       0.00%           0.25%        0.09%       0.81%(k)
  Fidelity(R) VIP Equity-Income -- Initial Class               0.47% (h)       0.00%           0.00%        0.09%       0.56%(l)
  Fidelity(R) VIP Mid Cap -- Service Class 2                   0.57% (h)       0.00%           0.25%        0.12%       0.94%(m)
  Janus Aspen Series Balanced -- Service Shares                0.55% (n)       0.00%           0.25%        0.02%       0.82%
  Janus Aspen Series Balanced -- Institutional Shares          0.55% (n)       0.00%           0.00%        0.02%       0.57%
  Janus Aspen Series Worldwide Growth -- Service Shares(o)     0.60% (n)       0.00%           0.25%        0.01%       0.86%
  Janus Aspen Series Worldwide Growth -- Institutional
    Shares(o)                                                  0.60% (n)       0.00%           0.00%        0.01%       0.61%
  MFS(R) Investors Trust Series -- Service Class               0.75% (h)       0.00%           0.25%(p)     0.13%       1.13%(q)
  MFS(R) Investors Trust Series -- Initial Class               0.75% (h)       0.00%           0.00%        0.13%       0.88%(q)
  MFS(R) Research Series -- Service Class                      0.75% (h)       0.00%           0.25%(p)     0.18%       1.18%(q)
  MFS(R) Research Series -- Initial Class                      0.75% (h)       0.00%           0.00%        0.18%       0.93%(q)
  MFS(R) Utilities Series -- Service Class                     0.75% (h)       0.00%           0.25%(p)     0.15%       1.15%(q)
  Neuberger Berman AMT Mid-Cap Growth -- Class S               0.83% (r)       0.00%           0.25%        0.10%       1.18%(s)
  Royce Micro-Cap Portfolio                                    1.25%           0.00%           0.00%        0.07%       1.32%
  Royce Small-Cap Portfolio                                    1.00%           0.00%           0.00%        0.09%       1.09%
  T. Rowe Price Equity Income Portfolio -- II                  0.85% (t)       0.00%           0.25%        0.00%       1.10%(u)
  T. Rowe Price Equity Income Portfolio                        0.85% (t)       0.00%           0.00%        0.00%       0.85%(u)
  Van Eck Worldwide Hard Assets                                1.00%           0.00%           0.00%        0.17%       1.17%
  Van Kampen UIF Emerging Markets Equity -- Class II           1.25%           0.25%           0.35%        0.16%       2.01%(v)
  Van Kampen UIF Emerging Markets Equity -- Class I            1.25%           0.25%           0.00%        0.16%       1.66%(w)
  Victory VIF Diversified Stock -- Class A Shares              0.30% (x)       0.00%           0.25%        0.67%(y)    1.22%



 (*) Formerly MainStay VP Growth



(**) Formerly Colonial Small Cap Value Fund



 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (b) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.60% up to $250 million and 0.55% in excess of $250 million. NYLIM has voluntary agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2005, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 0.86% for Initial Class Shares and 1.11% for Service Class Shares. This waiver may be discontinued at any time without notice.



 (c) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Investment Division.



 (d) The Advisory Fee for the Portfolio is an annual percentage of the Fund's daily net assets as follows: 0.10% up to $1 billion and 0.075% in excess of $1 billion.



 (e) Includes Administration Fees.



 (f) The Fund or its agents provided the fees and charges which are based on 2005 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



 (g) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.20% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.

 (h) The fees designated as "Advisory Fees" reflect "Management Fees".



 (i) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89%. These offsets may be discontinued at any time.



 (j) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64%. These offsets may be discontinued at any time.



 (k) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.80%. These offsets may be discontinued at any time.



 (l) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55%. These offsets may be discontinued at any time.



 (m) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89%. These offsets may be discontinued at any time.



 (n) The "Management Fee" is the investment advisory fee paid by the Portfolios to Janus Capital.



 (o) Effective February 1, 2006 for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information.



 (p) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).



 (q) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be lower.



 (r) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".



 (s) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed 1.25% of the average daily net asset value of the Mid-Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



 (t) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



 (u) The Portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily.



 (v) The Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.70% for Class II shares. The adviser may terminate this voluntary waiver at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the advisory fees, administration fees, 12b-1 Fees, other expenses and total expenses, would have been 1.24%, 0.25%, 0.05%, 0.16% and 1.70%, respectively.



 (w) The Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.65% for Class I shares. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the advisory fees, administration fees, other expenses and total expenses, would have been 1.24%, 0.25%, 0.16% and 1.65%, respectively.



 (x) The fees designated as "Advisory Fees" reflect Management Fees, which includes both Advisory Fees and Administration Fees.



 (y) Restated to reflect current fees.

EXAMPLES
     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, contract owner transaction expenses, contract fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation value of $10,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.
     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

FOR POLICIES INVESTING IN SEPARATE ACCOUNT--I AND II:

                                                       EXPENSES IF YOU                               EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                         -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------   -------   ---------   ---------   ---------

MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.....................  $906.41   $  802.99   $1,370.76   $2,913.05   $906.41   $1,479.17   $1,877.07   $2,913.05
with EBB Rider.........................  $935.19   $  894.63   $1,522.47   $3,209.91   $935.19   $1,564.74   $2,021.23   $3,209.91

MAINSTAY VP BASIC VALUE--INITIAL CLASS
without any Riders.....................  $873.76   $  698.33   $1,196.29   $2,565.35   $873.76   $1,381.44   $1,711.28   $2,565.35
with EBB Rider.........................  $902.64   $  790.92   $1,350.71   $2,873.45   $902.64   $1,467.91   $1,858.03   $2,873.45

MAINSTAY VP BOND--INITIAL CLASS
without any Riders.....................  $835.34   $  574.27   $  987.84   $2,141.08   $835.34   $1,265.59   $1,513.19   $2,141.08
with EBB Rider.........................  $864.34   $  668.00   $1,145.49   $2,462.84   $864.34   $1,353.12   $1,663.01   $2,462.84

MAINSTAY VP CAPITAL APPRECIATION--
  INITIAL CLASS
without any Riders.....................  $844.95   $  605.38   $1,040.28   $2,248.72   $844.95   $1,294.65   $1,563.02   $2,248.72
with EBB Rider.........................  $873.91   $  698.83   $1,197.12   $2,567.01   $873.91   $1,381.91   $1,712.07   $2,567.01

MAINSTAY VP CASH MANAGEMENT
without any Riders.....................  $835.34   $  574.27   $  987.84   $2,141.08   $835.34   $1,265.59   $1,513.19   $2,141.08
with EBB Rider.........................  $864.34   $  668.00   $1,145.49   $2,462.84   $864.34   $1,353.12   $1,663.01   $2,462.84

MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders.....................  $835.34   $  574.27   $  987.84   $2,141.08   $835.34   $1,265.59   $1,513.19   $2,141.08
with EBB Rider.........................  $864.34   $  668.00   $1,145.49   $2,462.84   $864.34   $1,353.12   $1,663.01   $2,462.84

MAINSTAY VP CONSERVATIVE ALLOCATION--
  SERVICE CLASS
without any Riders.....................  $908.33   $  809.13   $1,380.95   $2,933.14   $908.33   $1,484.91   $1,886.76   $2,933.14
with EBB Rider.........................  $937.11   $  900.70   $1,532.49   $3,229.35   $937.11   $1,570.41   $2,030.76   $3,229.35

MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders.....................  $846.87   $  611.59   $1,050.74   $2,270.12   $846.87   $1,300.44   $1,572.96   $2,270.12
with EBB Rider.........................  $875.83   $  704.98   $1,207.41   $2,587.72   $875.83   $1,387.65   $1,721.85   $2,587.72

MAINSTAY VP DEVELOPING GROWTH--INITIAL
  CLASS
without any Riders.....................  $884.32   $  732.27   $1,253.01   $2,679.13   $884.32   $1,413.14   $1,765.18   $2,679.13
with EBB Rider.........................  $913.17   $  824.54   $1,406.53   $2,983.54   $913.17   $1,499.30   $1,911.07   $2,983.54

                                                   EXPENSES IF YOU DO NOT
                                                    SURRENDER YOUR POLICY
                                         -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.....................  $261.38   $  802.99   $1,370.76   $2,913.05
with EBB Rider.........................  $292.10   $  894.63   $1,522.47   $3,209.91
MAINSTAY VP BASIC VALUE--INITIAL CLASS
without any Riders.....................  $226.53   $  698.33   $1,196.29   $2,565.35
with EBB Rider.........................  $257.35   $  790.92   $1,350.71   $2,873.45
MAINSTAY VP BOND--INITIAL CLASS
without any Riders.....................  $185.53   $  574.27   $  987.84   $2,141.08
with EBB Rider.........................  $216.47   $  668.00   $1,145.49   $2,462.84
MAINSTAY VP CAPITAL APPRECIATION--
  INITIAL CLASS
without any Riders.....................  $195.78   $  605.38   $1,040.28   $2,248.72
with EBB Rider.........................  $226.69   $  698.83   $1,197.12   $2,567.01
MAINSTAY VP CASH MANAGEMENT
without any Riders.....................  $185.53   $  574.27   $  987.84   $2,141.08
with EBB Rider.........................  $216.47   $  668.00   $1,145.49   $2,462.84
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders.....................  $185.53   $  574.27   $  987.84   $2,141.08
with EBB Rider.........................  $216.47   $  668.00   $1,145.49   $2,462.84
MAINSTAY VP CONSERVATIVE ALLOCATION--
  SERVICE CLASS
without any Riders.....................  $263.43   $  809.13   $1,380.95   $2,933.14
with EBB Rider.........................  $294.14   $  900.70   $1,532.49   $3,229.35
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders.....................  $197.83   $  611.59   $1,050.74   $2,270.12
with EBB Rider.........................  $228.74   $  704.98   $1,207.41   $2,587.72
MAINSTAY VP DEVELOPING GROWTH--INITIAL
  CLASS
without any Riders.....................  $237.80   $  732.27   $1,253.01   $2,679.13
with EBB Rider.........................  $268.59   $  824.54   $1,406.53   $2,983.54

                                                       EXPENSES IF YOU                               EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                         -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.....................  $891.05   $  753.83   $1,288.97   $2,750.89   $891.05   $1,433.27   $1,799.35   $2,750.89
with EBB Rider.........................  $919.87   $  845.92   $1,441.95   $3,052.98   $919.87   $1,519.26   $1,944.72   $3,052.98
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders.....................  $841.10   $  592.94   $1,019.33   $2,205.78   $841.10   $1,283.03   $1,543.11   $2,205.78
with EBB Rider.........................  $870.08   $  686.50   $1,176.48   $2,525.46   $870.08   $1,370.40   $1,692.46   $2,525.46
MAINSTAY VP GROWTH ALLOCATION--SERVICE
  CLASS
without any Riders.....................  $946.75   $  931.26   $1,582.85   $3,326.65   $946.75   $1,598.95   $2,078.61   $3,326.65
with EBB Rider.........................  $975.41   $1,021.71   $1,731.25   $3,610.10   $975.41   $1,683.41   $2,219.62   $3,610.10
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders.....................  $840.14   $  589.83   $1,014.09   $2,195.03   $840.14   $1,280.12   $1,538.13   $2,195.03
with EBB Rider.........................  $869.12   $  683.41   $1,171.32   $2,515.04   $869.12   $1,367.51   $1,687.56   $2,515.04
MAINSTAY VP INCOME & GROWTH--INITIAL
  CLASS
without any Riders.....................  $867.03   $  676.69   $1,160.06   $2,492.32   $867.03   $1,361.24   $1,676.85   $2,492.32
with EBB Rider.........................  $895.93   $  769.49   $1,315.04   $2,802.74   $895.93   $1,447.89   $1,824.13   $2,802.74
MAINSTAY VP INTERNATIONAL EQUITY--
  INITIAL CLASS
without any Riders.....................  $874.71   $  701.42   $1,201.46   $2,575.75   $874.71   $1,384.33   $1,716.19   $2,575.75
with EBB Rider.........................  $903.59   $  793.98   $1,355.80   $2,883.50   $903.59   $1,470.76   $1,862.85   $2,883.50
MAINSTAY VP LARGE CAP GROWTH--INITIAL
  CLASS
without any Riders.....................  $863.19   $  664.31   $1,139.31   $2,450.34   $863.19   $1,349.67   $1,657.13   $2,450.34
with EBB Rider.........................  $892.10   $  757.22   $1,294.62   $2,762.14   $892.10   $1,436.44   $1,804.72   $2,762.14
MAINSTAY VP MID CAP CORE--INITIAL CLASS
without any Riders.....................  $876.64   $  707.59   $1,211.78   $2,596.51   $876.64   $1,390.09   $1,726.00   $2,596.51
with EBB Rider.........................  $905.51   $  800.10   $1,365.96   $2,903.59   $905.51   $1,476.47   $1,872.51   $2,903.59
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders.....................  $865.11   $  670.50   $1,149.69   $2,471.34   $865.11   $1,355.46   $1,667.00   $2,471.34
with EBB Rider.........................  $894.01   $  763.34   $1,304.83   $2,782.46   $894.01   $1,442.15   $1,814.42   $2,782.46
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders.....................  $859.35   $  651.92   $1,118.52   $2,408.20   $859.35   $1,338.10   $1,637.38   $2,408.20
with EBB Rider.........................  $888.27   $  744.95   $1,274.16   $2,721.37   $888.27   $1,424.98   $1,785.28   $2,721.37
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders.....................  $901.61   $  787.64   $1,345.25   $2,862.65   $901.61   $1,464.84   $1,852.83   $2,862.65
with EBB Rider.........................  $930.40   $  879.41   $1,497.35   $3,161.14   $930.40   $1,550.54   $1,997.37   $3,161.14

                                                   EXPENSES IF YOU DO NOT
                                                    SURRENDER YOUR POLICY
                                         -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.....................  $244.98   $  753.83   $1,288.97   $2,750.89
with EBB Rider.........................  $275.75   $  845.92   $1,441.95   $3,052.98
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders.....................  $191.68   $  592.94   $1,019.33   $2,205.78
with EBB Rider.........................  $222.60   $  686.50   $1,176.48   $2,525.46
MAINSTAY VP GROWTH ALLOCATION--SERVICE
  CLASS
without any Riders.....................  $304.43   $  931.26   $1,582.85   $3,326.65
with EBB Rider.........................  $335.02   $1,021.71   $1,731.25   $3,610.10
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders.....................  $190.65   $  589.83   $1,014.09   $2,195.03
with EBB Rider.........................  $221.58   $  683.41   $1,171.32   $2,515.04
MAINSTAY VP INCOME & GROWTH--INITIAL
  CLASS
without any Riders.....................  $219.35   $  676.69   $1,160.06   $2,492.32
with EBB Rider.........................  $250.19   $  769.49   $1,315.04   $2,802.74
MAINSTAY VP INTERNATIONAL EQUITY--
  INITIAL CLASS
without any Riders.....................  $227.55   $  701.42   $1,201.46   $2,575.75
with EBB Rider.........................  $258.37   $  793.98   $1,355.80   $2,883.50
MAINSTAY VP LARGE CAP GROWTH--INITIAL
  CLASS
without any Riders.....................  $215.25   $  664.31   $1,139.31   $2,450.34
with EBB Rider.........................  $246.10   $  757.22   $1,294.62   $2,762.14
MAINSTAY VP MID CAP CORE--INITIAL CLASS
without any Riders.....................  $229.60   $  707.59   $1,211.78   $2,596.51
with EBB Rider.........................  $260.41   $  800.10   $1,365.96   $2,903.59
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders.....................  $217.30   $  670.50   $1,149.69   $2,471.34
with EBB Rider.........................  $248.15   $  763.34   $1,304.83   $2,782.46
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders.....................  $211.15   $  651.92   $1,118.52   $2,408.20
with EBB Rider.........................  $242.02   $  744.95   $1,274.16   $2,721.37
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders.....................  $256.25   $  787.64   $1,345.25   $2,862.65
with EBB Rider.........................  $286.98   $  879.41   $1,497.35   $3,161.14

                                                       EXPENSES IF YOU                               EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                         -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.....................  $910.25   $  815.25   $1,391.11   $2,953.18   $910.25   $1,490.62   $1,896.41   $2,953.18
with EBB Rider.........................  $939.02   $  906.78   $1,542.51   $3,248.75   $939.02   $1,576.09   $2,040.28   $3,248.75
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders.....................  $819.01   $  521.22   $  898.17   $1,955.63   $819.01   $1,216.05   $1,427.97   $1,955.63
with EBB Rider.........................  $848.05   $  615.44   $1,057.22   $2,283.37   $848.05   $1,304.04   $1,579.12   $2,283.37
MAINSTAY VP SMALL CAP GROWTH--INITIAL
  CLASS
without any Riders.....................  $881.44   $  723.02   $1,237.56   $2,648.21   $881.44   $1,404.50   $1,750.50   $2,648.21
with EBB Rider.........................  $910.30   $  815.39   $1,391.35   $2,953.64   $910.30   $1,490.75   $1,896.64   $2,953.64

                                                   EXPENSES IF YOU DO NOT
                                                    SURRENDER YOUR POLICY
                                         -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.....................  $265.48   $  815.25   $1,391.11   $2,953.18
with EBB Rider.........................  $296.18   $  906.78   $1,542.51   $3,248.75
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders.....................  $168.10   $  521.22   $  898.17   $1,955.63
with EBB Rider.........................  $199.10   $  615.44   $1,057.22   $2,283.37
MAINSTAY VP SMALL CAP GROWTH--INITIAL
  CLASS
without any Riders.....................  $234.73   $  723.02   $1,237.56   $2,648.21
with EBB Rider.........................  $265.53   $  815.39   $1,391.35   $2,953.64


                                       11.1

                                                       EXPENSES IF YOU                               EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                         -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders.....................  $843.03   $  599.16   $1,029.81   $2,227.28   $843.03   $1,288.84   $1,553.07   $2,227.28
with EBB Rider.........................  $872.00   $  692.66   $1,186.81   $2,546.27   $872.00   $1,376.15   $1,702.27   $2,546.27
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders.....................  $844.95   $  605.38   $1,040.28   $2,248.72   $844.95   $1,294.65   $1,563.02   $2,248.72
with EBB Rider.........................  $873.91   $  698.83   $1,197.12   $2,567.01   $873.91   $1,381.91   $1,712.07   $2,567.01
ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS O SHARES
without any Riders.....................  $873.76   $  698.33   $1,196.29   $2,565.35   $873.76   $1,381.44   $1,711.28   $2,565.35
with EBB Rider.........................  $902.64   $  790.92   $1,350.71   $2,873.45   $902.64   $1,467.91   $1,858.03   $2,873.45
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.....................  $874.71   $  701.42   $1,201.46   $2,575.75   $874.71   $1,384.33   $1,716.19   $2,575.75
with EBB Rider.........................  $903.59   $  793.98   $1,355.80   $2,883.50   $903.59   $1,470.76   $1,862.85   $2,883.50
COLUMBIA SMALL CAP VALUE FUND, VARIABLE
  SERIES--CLASS B
without any Riders.....................  $896.81   $  772.28   $1,319.70   $2,812.00   $896.81   $1,450.50   $1,828.55   $2,812.00
with EBB Rider.........................  $925.62   $  864.20   $1,472.20   $3,112.11   $925.62   $1,536.33   $1,973.46   $3,112.11
DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders.....................  $864.15   $  667.41   $1,144.50   $2,460.85   $864.15   $1,352.57   $1,662.06   $2,460.85
with EBB Rider.........................  $893.06   $  760.28   $1,299.72   $2,772.30   $893.06   $1,439.30   $1,809.57   $2,772.30
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL
  CLASS
without any Riders.....................  $849.74   $  620.91   $1,066.42   $2,302.15   $849.74   $1,309.15   $1,587.87   $2,302.15
with EBB Rider.........................  $878.69   $  714.21   $1,222.85   $2,618.72   $878.69   $1,396.27   $1,736.52   $2,618.72
FIDELITY(R) VIP EQUITY-INCOME--INITIAL
  CLASS
without any Riders.....................  $840.14   $  589.83   $1,014.09   $2,195.03   $840.14   $1,280.12   $1,538.13   $2,195.03
with EBB Rider.........................  $869.12   $  683.41   $1,171.32   $2,515.04   $869.12   $1,367.51   $1,687.56   $2,515.04
FIDELITY(R) VIP MID CAP--SERVICE CLASS
  2
without any Riders.....................  $876.64   $  707.59   $1,211.78   $2,596.51   $876.64   $1,390.09   $1,726.00   $2,596.51
with EBB Rider.........................  $905.51   $  800.10   $1,365.96   $2,903.59   $905.51   $1,476.47   $1,872.51   $2,903.59
JANUS ASPEN SERIES BALANCED--
  INSTITUTIONAL SHARES
without any Riders.....................  $841.10   $  592.94   $1,019.33   $2,205.78   $841.10   $1,283.03   $1,543.11   $2,205.78
with EBB Rider.........................  $870.08   $  686.50   $1,176.48   $2,525.46   $870.08   $1,370.40   $1,692.46   $2,525.46
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders.....................  $844.95   $  605.38   $1,040.28   $2,248.72   $844.95   $1,294.65   $1,563.02   $2,248.72
with EBB Rider.........................  $873.91   $  698.83   $1,197.12   $2,567.01   $873.91   $1,381.91   $1,712.07   $2,567.01

                                                   EXPENSES IF YOU DO NOT
                                                    SURRENDER YOUR POLICY
                                         -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders.....................  $193.73   $  599.16   $1,029.81   $2,227.28
with EBB Rider.........................  $224.65   $  692.66   $1,186.81   $2,546.27
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders.....................  $195.78   $  605.38   $1,040.28   $2,248.72
with EBB Rider.........................  $226.69   $  698.83   $1,197.12   $2,567.01
ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS O SHARES
without any Riders.....................  $226.53   $  698.33   $1,196.29   $2,565.35
with EBB Rider.........................  $257.35   $  790.92   $1,350.71   $2,873.45
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.....................  $227.55   $  701.42   $1,201.46   $2,575.75
with EBB Rider.........................  $258.37   $  793.98   $1,355.80   $2,883.50
COLUMBIA SMALL CAP VALUE FUND, VARIABLE
  SERIES--CLASS B
without any Riders.....................  $251.13   $  772.28   $1,319.70   $2,812.00
with EBB Rider.........................  $281.88   $  864.20   $1,472.20   $3,112.11
DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders.....................  $216.28   $  667.41   $1,144.50   $2,460.85
with EBB Rider.........................  $247.13   $  760.28   $1,299.72   $2,772.30
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL
  CLASS
without any Riders.....................  $200.90   $  620.91   $1,066.42   $2,302.15
with EBB Rider.........................  $231.80   $  714.21   $1,222.85   $2,618.72
FIDELITY(R) VIP EQUITY-INCOME--INITIAL
  CLASS
without any Riders.....................  $190.65   $  589.83   $1,014.09   $2,195.03
with EBB Rider.........................  $221.58   $  683.41   $1,171.32   $2,515.04
FIDELITY(R) VIP MID CAP--SERVICE CLASS
  2
without any Riders.....................  $229.60   $  707.59   $1,211.78   $2,596.51
with EBB Rider.........................  $260.41   $  800.10   $1,365.96   $2,903.59
JANUS ASPEN SERIES BALANCED--
  INSTITUTIONAL SHARES
without any Riders.....................  $191.68   $  592.94   $1,019.33   $2,205.78
with EBB Rider.........................  $222.60   $  686.50   $1,176.48   $2,525.46
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders.....................  $195.78   $  605.38   $1,040.28   $2,248.72
with EBB Rider.........................  $226.69   $  698.83   $1,197.12   $2,567.01

                                                       EXPENSES IF YOU                               EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                         -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
MFS(R) INVESTORS TRUST SERIES--INITIAL
  CLASS
without any Riders.....................  $870.87   $  689.06   $1,180.78   $2,534.12   $870.87   $1,372.79   $1,696.54   $2,534.12
with EBB Rider.........................  $899.76   $  781.74   $1,335.44   $2,843.21   $899.76   $1,459.33   $1,843.51   $2,843.21
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders.....................  $875.68   $  704.51   $1,206.63   $2,586.14   $875.68   $1,387.21   $1,721.11   $2,586.14
with EBB Rider.........................  $904.55   $  797.04   $1,360.88   $2,893.54   $904.55   $1,473.62   $1,867.68   $2,893.54
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.....................  $896.81   $  772.28   $1,319.70   $2,812.00   $896.81   $1,450.50   $1,828.55   $2,812.00
with EBB Rider.........................  $925.62   $  864.20   $1,472.20   $3,112.11   $925.62   $1,536.33   $1,973.46   $3,112.11

                                                   EXPENSES IF YOU DO NOT
                                                    SURRENDER YOUR POLICY
                                         -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------
MFS(R) INVESTORS TRUST SERIES--INITIAL
  CLASS
without any Riders.....................  $223.45   $  689.06   $1,180.78   $2,534.12
with EBB Rider.........................  $254.28   $  781.74   $1,335.44   $2,843.21
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders.....................  $228.58   $  704.51   $1,206.63   $2,586.14
with EBB Rider.........................  $259.39   $  797.04   $1,360.88   $2,893.54
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.....................  $251.13   $  772.28   $1,319.70   $2,812.00
with EBB Rider.........................  $281.88   $  864.20   $1,472.20   $3,112.11


                                       12.1

                                                       EXPENSES IF YOU                               EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                         -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
NEUBERGER BERMAN AMT MID CAP
  GROWTH--CLASS S
without any Riders.....................  $899.69   $  781.50   $1,335.04   $2,842.42   $899.69   $1,459.11   $1,843.13   $2,842.42
with EBB Rider.........................  $928.49   $  873.33   $1,487.30   $3,141.56   $928.49   $1,544.86   $1,987.82   $3,141.56

ROYCE MICRO-CAP PORTFOLIO
without any Riders.....................  $913.13   $  824.44   $1,406.36   $2,983.18   $913.13   $1,499.20   $1,910.90   $2,983.18
with EBB Rider.........................  $941.89   $  915.87   $1,557.51   $3,277.78   $941.89   $1,584.58   $2,054.53   $3,277.78

ROYCE SMALL-CAP PORTFOLIO
without any Riders.....................  $891.05   $  753.83   $1,288.97   $2,750.89   $891.05   $1,433.27   $1,799.35   $2,750.89
with EBB Rider.........................  $919.87   $  845.92   $1,441.95   $3,052.98   $919.87   $1,519.26   $1,944.72   $3,052.98

T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders.....................  $868.00   $  679.79   $1,165.25   $2,502.78   $868.00   $1,364.13   $1,681.78   $2,502.78
with EBB Rider.........................  $896.89   $  772.56   $1,320.16   $2,812.90   $896.89   $1,450.76   $1,828.99   $2,812.90

VAN ECK WORLDWIDE HARD ASSETS
without any Riders.....................  $898.73   $  778.43   $1,329.93   $2,832.29   $898.73   $1,456.24   $1,838.28   $2,832.29
with EBB Rider.........................  $927.53   $  870.29   $1,482.27   $3,131.76   $927.53   $1,542.02   $1,983.04   $3,131.76

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.....................  $945.79   $  928.21   $1,577.83   $3,316.98   $945.79   $1,596.10   $2,073.84   $3,316.98
with EBB Rider.........................  $974.45   $1,018.70   $1,726.32   $3,600.76   $974.45   $1,680.60   $2,214.94   $3,600.76

VICTORY VIF DIVERSIFIED STOCK--CLASS A
  SHARES
without any Riders.....................  $903.53   $  793.78   $1,355.46   $2,882.84   $903.53   $1,470.57   $1,862.54   $2,882.84
with EBB Rider.........................  $932.32   $  885.49   $1,507.41   $3,180.66   $932.32   $1,556.22   $2,006.92   $3,180.66

                                                   EXPENSES IF YOU DO NOT
                                                    SURRENDER YOUR POLICY
                                         -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------
NEUBERGER BERMAN AMT MID CAP
  GROWTH--CLASS S
without any Riders.....................  $254.20   $  781.50   $1,335.04   $2,842.42
with EBB Rider.........................  $284.94   $  873.33   $1,487.30   $3,141.56
ROYCE MICRO-CAP PORTFOLIO
without any Riders.....................  $268.55   $  824.44   $1,406.36   $2,983.18
with EBB Rider.........................  $299.24   $  915.87   $1,557.51   $3,277.78
ROYCE SMALL-CAP PORTFOLIO
without any Riders.....................  $244.98   $  753.83   $1,288.97   $2,750.89
with EBB Rider.........................  $275.75   $  845.92   $1,441.95   $3,052.98
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders.....................  $220.38   $  679.79   $1,165.25   $2,502.78
with EBB Rider.........................  $251.22   $  772.56   $1,320.16   $2,812.90
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.....................  $253.18   $  778.43   $1,329.93   $2,832.29
with EBB Rider.........................  $283.92   $  870.29   $1,482.27   $3,131.76
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.....................  $303.40   $  928.21   $1,577.83   $3,316.98
with EBB Rider.........................  $333.99   $1,018.70   $1,726.32   $3,600.76
VICTORY VIF DIVERSIFIED STOCK--CLASS A
  SHARES
without any Riders.....................  $258.30   $  793.78   $1,355.46   $2,882.84
with EBB Rider.........................  $289.03   $  885.49   $1,507.41   $3,180.66

EXAMPLES
     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, contract owner transaction expenses, contract fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation value of $20,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.
     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003 IN SEPARATE ACCOUNT--III:

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $  944.77   $  924.98   $1,572.50   $3,306.73   $  944.77   $1,593.08   $2,068.78   $3,306.73
with EBB Rider.....................  $  973.52   $1,015.76   $1,721.52   $3,591.68   $  973.52   $1,677.86   $2,210.38   $3,591.68

MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders.................  $  936.15   $  897.66   $1,527.48   $3,219.63   $  936.15   $1,567.57   $2,026.00   $3,219.63
with EBB Rider.....................  $  964.92   $  988.69   $1,677.19   $3,507.42   $  964.92   $1,652.58   $2,168.25   $3,507.42

MAINSTAY VP BOND--SERVICE CLASS
without any Riders.................  $  897.84   $  775.62   $1,325.25   $2,823.00   $  897.84   $1,453.62   $1,833.83   $2,823.00
with EBB Rider.....................  $  926.74   $  867.77   $1,478.11   $3,123.66   $  926.74   $1,539.66   $1,979.08   $3,123.66

MAINSTAY VP CAPITAL APPRECIATION--
  SERVICE CLASS
without any Riders.................  $  907.42   $  806.22   $1,376.12   $2,923.63   $  907.42   $1,482.19   $1,882.17   $2,923.63
with EBB Rider.....................  $  936.28   $  898.10   $1,528.20   $3,221.04   $  936.28   $1,567.98   $2,026.68   $3,221.04

MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $  873.91   $  698.83   $1,197.12   $2,567.01   $  873.91   $1,381.91   $1,712.07   $2,567.01
with EBB Rider.....................  $  902.88   $  791.69   $1,351.98   $2,875.95   $  902.88   $1,468.62   $1,859.23   $2,875.95

MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders.................  $  897.84   $  775.62   $1,325.25   $2,823.00   $  897.84   $1,453.62   $1,833.83   $2,823.00
with EBB Rider.....................  $  926.74   $  867.77   $1,478.11   $3,123.66   $  926.74   $1,539.66   $1,979.08   $3,123.66

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  946.68   $  931.05   $1,582.50   $3,325.96   $  946.68   $1,598.75   $2,078.27   $3,325.96
with EBB Rider.....................  $  975.43   $1,021.78   $1,731.36   $3,610.32   $  975.43   $1,683.47   $2,219.72   $3,610.32

MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders.................  $  909.34   $  812.33   $1,386.26   $2,943.64   $  909.34   $1,487.90   $1,891.80   $2,943.64
with EBB Rider.....................  $  938.19   $  904.15   $1,538.19   $3,240.39   $  938.19   $1,573.64   $2,036.17   $3,240.39

MAINSTAY VP DEVELOPING GROWTH--
  SERVICE CLASS
without any Riders.................  $  946.68   $  931.05   $1,582.50   $3,325.96   $  946.68   $1,598.75   $2,078.27   $3,325.96
with EBB Rider.....................  $  975.43   $1,021.78   $1,731.36   $3,610.32   $  975.43   $1,683.47   $2,219.72   $3,610.32

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $302.32   $  924.98   $1,572.50   $3,306.73
with EBB Rider.....................  $333.00   $1,015.76   $1,721.52   $3,591.68
MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders.................  $293.11   $  897.66   $1,527.48   $3,219.63
with EBB Rider.....................  $323.83   $  988.69   $1,677.19   $3,507.42
MAINSTAY VP BOND--SERVICE CLASS
without any Riders.................  $252.24   $  775.62   $1,325.25   $2,823.00
with EBB Rider.....................  $283.07   $  867.77   $1,478.11   $3,123.66
MAINSTAY VP CAPITAL APPRECIATION--
  SERVICE CLASS
without any Riders.................  $262.46   $  806.22   $1,376.12   $2,923.63
with EBB Rider.....................  $293.26   $  898.10   $1,528.20   $3,221.04
MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $226.69   $  698.83   $1,197.12   $2,567.01
with EBB Rider.....................  $257.61   $  791.69   $1,351.98   $2,875.95
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders.................  $252.24   $  775.62   $1,325.25   $2,823.00
with EBB Rider.....................  $283.07   $  867.77   $1,478.11   $3,123.66
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $304.36   $  931.05   $1,582.50   $3,325.96
with EBB Rider.....................  $335.04   $1,021.78   $1,731.36   $3,610.32
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders.................  $264.50   $  812.33   $1,386.26   $2,943.64
with EBB Rider.....................  $295.30   $  904.15   $1,538.19   $3,240.39
MAINSTAY VP DEVELOPING GROWTH--
  SERVICE CLASS
without any Riders.................  $304.36   $  931.05   $1,582.50   $3,325.96
with EBB Rider.....................  $335.04   $1,021.78   $1,731.36   $3,610.32

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $  929.45   $  876.38   $1,492.34   $3,151.37   $  929.45   $1,547.71   $1,992.61   $3,151.37
with EBB Rider.....................  $  958.25   $  967.61   $1,642.60   $3,441.35   $  958.25   $1,632.89   $2,135.38   $3,441.35
MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders.................  $  903.59   $  793.98   $1,355.80   $2,883.50   $  903.59   $1,470.76   $1,862.85   $2,883.50
with EBB Rider.....................  $  932.47   $  885.98   $1,508.19   $3,182.20   $  932.47   $1,556.67   $2,007.67   $3,182.20
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders.................  $  984.99   $1,051.81   $1,780.42   $3,702.94   $  984.99   $1,711.52   $2,266.34   $3,702.94
with EBB Rider.....................  $1,013.62   $1,141.42   $1,926.20   $3,975.03   $1,013.62   $1,795.19   $2,404.85   $3,975.03
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders.................  $  902.64   $  790.92   $1,350.71   $2,873.45   $  902.64   $1,467.91   $1,858.03   $2,873.45
with EBB Rider.....................  $  931.52   $  882.94   $1,503.18   $3,172.46   $  931.52   $1,553.83   $2,002.91   $3,172.46
MAINSTAY VP INCOME & GROWTH--
  SERVICE CLASS
without any Riders.................  $  929.45   $  876.38   $1,492.34   $3,151.37   $  929.45   $1,547.71   $1,992.61   $3,151.37
with EBB Rider.....................  $  958.25   $  967.61   $1,642.60   $3,441.35   $  958.25   $1,632.89   $2,135.38   $3,441.35
MAINSTAY VP INTERNATIONAL EQUITY--
  SERVICE CLASS
without any Riders.................  $  937.11   $  900.70   $1,532.49   $3,229.35   $  937.11   $1,570.41   $2,030.76   $3,229.35
with EBB Rider.....................  $  965.88   $  991.70   $1,682.13   $3,516.82   $  965.88   $1,655.39   $2,172.94   $3,516.82
MAINSTAY VP LARGE CAP GROWTH--
  SERVICE CLASS
without any Riders.................  $  925.62   $  864.20   $1,472.20   $3,112.11   $  925.62   $1,536.33   $1,973.46   $3,112.11
with EBB Rider.....................  $  954.43   $  955.54   $1,622.78   $3,403.39   $  954.43   $1,621.62   $2,116.55   $3,403.39
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders.................  $  939.02   $  906.78   $1,542.51   $3,248.75   $  939.02   $1,576.09   $2,040.28   $3,248.75
with EBB Rider.....................  $  967.79   $  997.73   $1,691.99   $3,535.60   $  967.79   $1,661.02   $2,182.32   $3,535.60
MAINSTAY VP MID CAP GROWTH--
  SERVICE CLASS
without any Riders.................  $  927.53   $  870.29   $1,482.27   $3,131.76   $  927.53   $1,542.02   $1,983.04   $3,131.76
with EBB Rider.....................  $  956.34   $  961.58   $1,632.69   $3,422.41   $  956.34   $1,627.26   $2,125.97   $3,422.41
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders.................  $  921.79   $  852.01   $1,452.03   $3,072.74   $  921.79   $1,524.95   $1,954.30   $3,072.74
with EBB Rider.....................  $  950.61   $  943.46   $1,602.92   $3,365.30   $  950.61   $1,610.34   $2,097.68   $3,365.30

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $285.96   $  876.38   $1,492.34   $3,151.37
with EBB Rider.....................  $316.70   $  967.61   $1,642.60   $3,441.35
MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders.................  $258.37   $  793.98   $1,355.80   $2,883.50
with EBB Rider.....................  $289.18   $  885.98   $1,508.19   $3,182.20
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders.................  $345.24   $1,051.81   $1,780.42   $3,702.94
with EBB Rider.....................  $375.79   $1,141.42   $1,926.20   $3,975.03
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders.................  $257.35   $  790.92   $1,350.71   $2,873.45
with EBB Rider.....................  $288.17   $  882.94   $1,503.18   $3,172.46
MAINSTAY VP INCOME & GROWTH--
  SERVICE CLASS
without any Riders.................  $285.96   $  876.38   $1,492.34   $3,151.37
with EBB Rider.....................  $316.70   $  967.61   $1,642.60   $3,441.35
MAINSTAY VP INTERNATIONAL EQUITY--
  SERVICE CLASS
without any Riders.................  $294.14   $  900.70   $1,532.49   $3,229.35
with EBB Rider.....................  $324.85   $  991.70   $1,682.13   $3,516.82
MAINSTAY VP LARGE CAP GROWTH--
  SERVICE CLASS
without any Riders.................  $281.88   $  864.20   $1,472.20   $3,112.11
with EBB Rider.....................  $312.62   $  955.54   $1,622.78   $3,403.39
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders.................  $296.18   $  906.78   $1,542.51   $3,248.75
with EBB Rider.....................  $326.89   $  997.73   $1,691.99   $3,535.60
MAINSTAY VP MID CAP GROWTH--
  SERVICE CLASS
without any Riders.................  $283.92   $  870.29   $1,482.27   $3,131.76
with EBB Rider.....................  $314.66   $  961.58   $1,632.69   $3,422.41
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders.................  $277.79   $  852.01   $1,452.03   $3,072.74
with EBB Rider.....................  $308.55   $  943.46   $1,602.92   $3,365.30

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders.................  $  939.98   $  909.80   $1,547.51   $3,258.42   $  939.98   $1,578.91   $2,045.02   $3,258.42
with EBB Rider.....................  $  968.74   $1,000.73   $1,696.92   $3,544.97   $  968.74   $1,663.82   $2,186.99   $3,544.97
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  948.60   $  937.10   $1,592.47   $3,345.17   $  948.60   $1,604.41   $2,087.75   $3,345.17
with EBB Rider.....................  $  977.34   $1,027.78   $1,741.18   $3,628.88   $  977.34   $1,689.08   $2,229.05   $3,628.88
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders.................  $  881.57   $  723.43   $1,238.25   $2,649.60   $  881.57   $1,404.88   $1,751.15   $2,649.60
with EBB Rider.....................  $  910.51   $  816.07   $1,392.48   $2,955.89   $  910.51   $1,491.39   $1,897.72   $2,955.89
MAINSTAY VP SMALL CAP GROWTH--
  SERVICE CLASS
without any Riders.................  $  943.81   $  921.95   $1,567.51   $3,297.08   $  943.81   $1,590.25   $2,064.03   $3,297.08
with EBB Rider.....................  $  972.56   $1,012.76   $1,716.61   $3,582.36   $  972.56   $1,675.05   $2,205.71   $3,582.36

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders.................  $297.20   $  909.80   $1,547.51   $3,258.42
with EBB Rider.....................  $327.90   $1,000.73   $1,696.92   $3,544.97
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $306.40   $  937.10   $1,592.47   $3,345.17
with EBB Rider.....................  $337.08   $1,027.78   $1,741.18   $3,628.88
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders.................  $234.87   $  723.43   $1,238.25   $2,649.60
with EBB Rider.....................  $265.76   $  816.07   $1,392.48   $2,955.89
MAINSTAY VP SMALL CAP GROWTH--
  SERVICE CLASS
without any Riders.................  $301.29   $  921.95   $1,567.51   $3,297.08
with EBB Rider.....................  $331.98   $1,012.76   $1,716.61   $3,582.36


                                       15.1

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders.................  $  905.51   $  800.10   $1,365.96   $2,903.59   $  905.51   $1,476.47   $1,872.51   $2,903.59
with EBB Rider.....................  $  934.38   $  892.03   $1,518.19   $3,201.62   $  934.38   $1,562.32   $2,017.17   $3,201.62
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders.................  $  907.42   $  806.22   $1,376.12   $2,923.63   $  907.42   $1,482.19   $1,882.17   $2,923.63
with EBB Rider.....................  $  936.28   $  898.10   $1,528.20   $3,221.04   $  936.28   $1,567.98   $2,026.68   $3,221.04
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders.................  $  935.19   $  894.63   $1,522.47   $3,209.91   $  935.19   $1,564.74   $2,021.23   $3,209.91
with EBB Rider.....................  $  963.97   $  985.69   $1,672.27   $3,498.03   $  963.97   $1,649.78   $2,163.57   $3,498.03
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.................  $  913.17   $  824.54   $1,406.53   $2,983.54   $  913.17   $1,499.30   $1,911.07   $2,983.54
with EBB Rider.....................  $  942.01   $  916.26   $1,558.15   $3,278.99   $  942.01   $1,584.94   $2,055.14   $3,278.99
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $  935.19   $  894.63   $1,522.47   $3,209.91   $  935.19   $1,564.74   $2,021.23   $3,209.91
with EBB Rider.....................  $  963.97   $  985.69   $1,672.27   $3,498.03   $  963.97   $1,649.78   $2,163.57   $3,498.03
DREYFUS IP TECHNOLOGY GROWTH--
  SERVICE SHARES
without any Riders.................  $  926.57   $  867.24   $1,477.23   $3,121.94   $  926.57   $1,539.17   $1,978.25   $3,121.94
with EBB Rider.....................  $  955.38   $  958.56   $1,627.74   $3,412.91   $  955.38   $1,624.44   $2,121.26   $3,412.91
FIDELITY(R) VIP CONTRAFUND(R)--
  SERVICE CLASS 2
without any Riders.................  $  912.21   $  821.50   $1,401.48   $2,973.59   $  912.21   $1,496.46   $1,906.27   $2,973.59
with EBB Rider.....................  $  941.06   $  913.24   $1,553.17   $3,269.37   $  941.06   $1,582.12   $2,050.40   $3,269.37
FIDELITY(R) VIP EQUITY-INCOME--
  SERVICE CLASS 2
without any Riders.................  $  902.64   $  790.92   $1,350.71   $2,873.45   $  902.64   $1,467.91   $1,858.03   $2,873.45
with EBB Rider.....................  $  931.52   $  882.94   $1,503.18   $3,172.46   $  931.52   $1,553.83   $2,002.91   $3,172.46
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $  915.08   $  830.66   $1,416.67   $3,003.43   $  915.08   $1,505.01   $1,920.70   $3,003.43
with EBB Rider.....................  $  943.92   $  922.30   $1,568.12   $3,298.25   $  943.92   $1,590.59   $2,064.61   $3,298.25
JANUS ASPEN SERIES BALANCED--
  SERVICE SHARES
without any Riders.................  $  903.59   $  793.98   $1,355.80   $2,883.50   $  903.59   $1,470.76   $1,862.85   $2,883.50
with EBB Rider.....................  $  932.47   $  885.98   $1,508.19   $3,182.20   $  932.47   $1,556.67   $2,007.67   $3,182.20
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.................  $  907.42   $  806.22   $1,376.12   $2,923.63   $  907.42   $1,482.19   $1,882.17   $2,923.63
with EBB Rider.....................  $  936.28   $  898.10   $1,528.20   $3,221.04   $  936.28   $1,567.98   $2,026.68   $3,221.04

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders.................  $260.41   $  800.10   $1,365.96   $2,903.59
with EBB Rider.....................  $291.22   $  892.03   $1,518.19   $3,201.62
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders.................  $262.46   $  806.22   $1,376.12   $2,923.63
with EBB Rider.....................  $293.26   $  898.10   $1,528.20   $3,221.04
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders.................  $292.10   $  894.63   $1,522.47   $3,209.91
with EBB Rider.....................  $322.81   $  985.69   $1,672.27   $3,498.03
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.................  $268.59   $  824.54   $1,406.53   $2,983.54
with EBB Rider.....................  $299.37   $  916.26   $1,558.15   $3,278.99
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $292.10   $  894.63   $1,522.47   $3,209.91
with EBB Rider.....................  $322.81   $  985.69   $1,672.27   $3,498.03
DREYFUS IP TECHNOLOGY GROWTH--
  SERVICE SHARES
without any Riders.................  $282.89   $  867.24   $1,477.23   $3,121.94
with EBB Rider.....................  $313.64   $  958.56   $1,627.74   $3,412.91
FIDELITY(R) VIP CONTRAFUND(R)--
  SERVICE CLASS 2
without any Riders.................  $267.57   $  821.50   $1,401.48   $2,973.59
with EBB Rider.....................  $298.36   $  913.24   $1,553.17   $3,269.37
FIDELITY(R) VIP EQUITY-INCOME--
  SERVICE CLASS 2
without any Riders.................  $257.35   $  790.92   $1,350.71   $2,873.45
with EBB Rider.....................  $288.17   $  882.94   $1,503.18   $3,172.46
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $270.63   $  830.66   $1,416.67   $3,003.43
with EBB Rider.....................  $301.41   $  922.30   $1,568.12   $3,298.25
JANUS ASPEN SERIES BALANCED--
  SERVICE SHARES
without any Riders.................  $258.37   $  793.98   $1,355.80   $2,883.50
with EBB Rider.....................  $289.18   $  885.98   $1,508.19   $3,182.20
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.................  $262.46   $  806.22   $1,376.12   $2,923.63
with EBB Rider.....................  $293.26   $  898.10   $1,528.20   $3,221.04

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MFS(R) INVESTORS TRUST SERIES--
  SERVICE CLASS
without any Riders.................  $  933.28   $  888.54   $1,512.43   $3,190.43   $  933.28   $1,559.06   $2,011.69   $3,190.43
with EBB Rider.....................  $  962.07   $  979.66   $1,662.37   $3,479.15   $  962.07   $1,644.14   $2,154.17   $3,479.15
MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders.................  $  938.06   $  903.74   $1,537.50   $3,239.05   $  938.06   $1,573.25   $2,035.52   $3,239.05
with EBB Rider.....................  $  966.83   $  994.72   $1,687.07   $3,526.22   $  966.83   $1,658.20   $2,177.64   $3,526.22
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $  935.19   $  894.63   $1,522.47   $3,209.91   $  935.19   $1,564.74   $2,021.23   $3,209.91
with EBB Rider.....................  $  963.97   $  985.69   $1,672.27   $3,498.03   $  963.97   $1,649.78   $2,163.57   $3,498.03

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MFS(R) INVESTORS TRUST SERIES--
  SERVICE CLASS
without any Riders.................  $290.05   $  888.54   $1,512.43   $3,190.43
with EBB Rider.....................  $320.77   $  979.66   $1,662.37   $3,479.15
MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders.................  $295.16   $  903.74   $1,537.50   $3,239.05
with EBB Rider.....................  $325.86   $  994.72   $1,687.07   $3,526.22
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $292.10   $  894.63   $1,522.47   $3,209.91
with EBB Rider.....................  $322.81   $  985.69   $1,672.27   $3,498.03


                                       16.1

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
NEUBERGER BERMAN AMT MID CAP
  GROWTH--CLASS S
without any Riders.................  $  938.06   $  903.74   $1,537.50   $3,239.05   $  938.06   $1,573.25   $2,035.52   $3,239.05
with EBB Rider.....................  $  966.83   $  994.72   $1,687.07   $3,526.22   $  966.83   $1,658.20   $2,177.64   $3,526.22
ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $  951.47   $  946.19   $1,607.41   $3,373.91   $  951.47   $1,612.90   $2,101.95   $3,373.91
with EBB Rider.....................  $  980.20   $1,036.79   $1,755.90   $3,656.72   $  980.20   $1,697.49   $2,243.04   $3,656.72
ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $  929.45   $  876.38   $1,492.34   $3,151.37   $  929.45   $1,547.71   $1,992.61   $3,151.37
with EBB Rider.....................  $  958.25   $  967.61   $1,642.60   $3,441.35   $  958.25   $1,632.89   $2,135.38   $3,441.35
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO--II
without any Riders.................  $  930.40   $  879.41   $1,497.35   $3,161.14   $  930.40   $1,550.54   $1,997.37   $3,161.14
with EBB Rider.....................  $  959.20   $  970.62   $1,647.54   $3,450.82   $  959.20   $1,635.70   $2,140.08   $3,450.82
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $  937.11   $  900.70   $1,532.49   $3,229.35   $  937.11   $1,570.41   $2,030.76   $3,229.35
with EBB Rider.....................  $  965.88   $  991.70   $1,682.13   $3,516.82   $  965.88   $1,655.39   $2,172.94   $3,516.82
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders.................  $1,017.54   $1,153.68   $1,946.05   $4,011.71   $1,017.54   $1,806.63   $2,423.71   $4,011.71
with EBB Rider.....................  $1,046.08   $1,242.35   $2,089.24   $4,273.73   $1,046.08   $1,889.43   $2,559.76   $4,273.73
VICTORY VIF DIVERSIFIED STOCK--
  CLASS A SHARES
without any Riders.................  $  941.89   $  915.87   $1,557.51   $3,277.78   $  941.89   $1,584.58   $2,054.53   $3,277.78
with EBB Rider.....................  $  970.65   $1,006.75   $1,706.77   $3,563.68   $  970.65   $1,669.44   $2,196.36   $3,563.68

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
NEUBERGER BERMAN AMT MID CAP
  GROWTH--CLASS S
without any Riders.................  $295.16   $  903.74   $1,537.50   $3,239.05
with EBB Rider.....................  $325.86   $  994.72   $1,687.07   $3,526.22
ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $309.46   $  946.19   $1,607.41   $3,373.91
with EBB Rider.....................  $340.13   $1,036.79   $1,755.90   $3,656.72
ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $285.96   $  876.38   $1,492.34   $3,151.37
with EBB Rider.....................  $316.70   $  967.61   $1,642.60   $3,441.35
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO--II
without any Riders.................  $286.98   $  879.41   $1,497.35   $3,161.14
with EBB Rider.....................  $317.71   $  970.62   $1,647.54   $3,450.82
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $294.14   $  900.70   $1,532.49   $3,229.35
with EBB Rider.....................  $324.85   $  991.70   $1,682.13   $3,516.82
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders.................  $379.98   $1,153.68   $1,946.05   $4,011.71
with EBB Rider.....................  $410.43   $1,242.35   $2,089.24   $4,273.73
VICTORY VIF DIVERSIFIED STOCK--
  CLASS A SHARES
without any Riders.................  $299.24   $  915.87   $1,557.51   $3,277.78
with EBB Rider.....................  $329.94   $1,006.75   $1,706.77   $3,563.68

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003 IN SEPARATE ACCOUNT--III:

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $  944.77   $  924.98   $1,572.50   $3,306.73   $  944.77   $1,593.08   $2,068.78   $3,306.73
with EBB Rider.....................  $  973.52   $1,015.76   $1,721.52   $3,591.68   $  973.52   $1,677.86   $2,210.38   $3,591.68

MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders.................  $  912.21   $  821.50   $1,401.48   $2,973.59   $  912.21   $1,496.46   $1,906.27   $2,973.59
with EBB Rider.....................  $  941.06   $  913.24   $1,553.17   $3,269.37   $  941.06   $1,582.12   $2,050.40   $3,269.37

MAINSTAY VP BOND--INITIAL CLASS
without any Riders.................  $  873.91   $  698.83   $1,197.12   $2,567.01   $  873.91   $1,381.91   $1,712.07   $2,567.01
with EBB Rider.....................  $  902.88   $  791.69   $1,351.98   $2,875.95   $  902.88   $1,468.62   $1,859.23   $2,875.95

MAINSTAY VP CAPITAL APPRECIATION--
  INITIAL CLASS
without any Riders.................  $  883.49   $  729.59   $1,248.54   $2,670.18   $  883.49   $1,410.64   $1,760.93   $2,670.18
with EBB Rider.....................  $  912.42   $  822.17   $1,402.59   $2,975.77   $  912.42   $1,497.08   $1,907.32   $2,975.77

MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $  873.91   $  698.83   $1,197.12   $2,567.01   $  873.91   $1,381.91   $1,712.07   $2,567.01
with EBB Rider.....................  $  902.88   $  791.69   $1,351.98   $2,875.95   $  902.88   $1,468.62   $1,859.23   $2,875.95

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders.................  $  873.91   $  698.83   $1,197.12   $2,567.01   $  873.91   $1,381.91   $1,712.07   $2,567.01
with EBB Rider.....................  $  902.88   $  791.69   $1,351.98   $2,875.95   $  902.88   $1,468.62   $1,859.23   $2,875.95

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  946.68   $  931.05   $1,582.50   $3,325.96   $  946.68   $1,598.75   $2,078.27   $3,325.96
with EBB Rider.....................  $  975.43   $1,021.78   $1,731.36   $3,610.32   $  975.43   $1,683.47   $2,219.72   $3,610.32

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders.................  $  885.40   $  735.74   $1,258.79   $2,690.68   $  885.40   $1,416.37   $1,770.68   $2,690.68
with EBB Rider.....................  $  914.33   $  828.25   $1,412.68   $2,995.62   $  914.33   $1,502.76   $1,916.91   $2,995.62

MAINSTAY VP DEVELOPING GROWTH--
  INITIAL CLASS
without any Riders.................  $  922.74   $  855.05   $1,457.08   $3,082.60   $  922.74   $1,527.79   $1,959.10   $3,082.60
with EBB Rider.....................  $  951.56   $  946.48   $1,607.89   $3,374.84   $  951.56   $1,613.16   $2,102.40   $3,374.84

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $  929.45   $  876.38   $1,492.34   $3,151.37   $  929.45   $1,547.71   $1,992.61   $3,151.37
with EBB Rider.....................  $  958.25   $  967.61   $1,642.60   $3,441.35   $  958.25   $1,632.89   $2,135.38   $3,441.35

MAINSTAY VP GOVERNMENT--INITIAL
  CLASS
without any Riders.................  $  879.66   $  717.29   $1,228.00   $2,629.04   $  879.66   $1,399.15   $1,741.41   $2,629.04
with EBB Rider.....................  $  908.60   $  809.99   $1,382.38   $2,935.98   $  908.60   $1,485.71   $1,888.12   $2,935.98

MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders.................  $  984.99   $1,051.81   $1,780.42   $3,702.94   $  984.99   $1,711.52   $2,266.34   $3,702.94
with EBB Rider.....................  $1,013.62   $1,141.42   $1,926.20   $3,975.03   $1,013.62   $1,795.19   $2,404.85   $3,975.03

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders.................  $  878.69   $  714.21   $1,222.85   $2,618.72   $  878.69   $1,396.27   $1,736.52   $2,618.72
with EBB Rider.....................  $  907.64   $  806.94   $1,377.31   $2,925.98   $  907.64   $1,482.86   $1,883.30   $2,925.98

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $302.32   $  924.98   $1,572.50   $3,306.73
with EBB Rider.....................  $333.00   $1,015.76   $1,721.52   $3,591.68
MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders.................  $267.57   $  821.50   $1,401.48   $2,973.59
with EBB Rider.....................  $298.36   $  913.24   $1,553.17   $3,269.37
MAINSTAY VP BOND--INITIAL CLASS
without any Riders.................  $226.69   $  698.83   $1,197.12   $2,567.01
with EBB Rider.....................  $257.61   $  791.69   $1,351.98   $2,875.95
MAINSTAY VP CAPITAL APPRECIATION--
  INITIAL CLASS
without any Riders.................  $236.91   $  729.59   $1,248.54   $2,670.18
with EBB Rider.....................  $267.79   $  822.17   $1,402.59   $2,975.77
MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $226.69   $  698.83   $1,197.12   $2,567.01
with EBB Rider.....................  $257.61   $  791.69   $1,351.98   $2,875.95
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders.................  $226.69   $  698.83   $1,197.12   $2,567.01
with EBB Rider.....................  $257.61   $  791.69   $1,351.98   $2,875.95
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $304.36   $  931.05   $1,582.50   $3,325.96
with EBB Rider.....................  $335.04   $1,021.78   $1,731.36   $3,610.32
MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders.................  $238.96   $  735.74   $1,258.79   $2,690.68
with EBB Rider.....................  $269.83   $  828.25   $1,412.68   $2,995.62
MAINSTAY VP DEVELOPING GROWTH--
  INITIAL CLASS
without any Riders.................  $278.81   $  855.05   $1,457.08   $3,082.60
with EBB Rider.....................  $309.56   $  946.48   $1,607.89   $3,374.84
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $285.96   $  876.38   $1,492.34   $3,151.37
with EBB Rider.....................  $316.70   $  967.61   $1,642.60   $3,441.35
MAINSTAY VP GOVERNMENT--INITIAL
  CLASS
without any Riders.................  $232.82   $  717.29   $1,228.00   $2,629.04
with EBB Rider.....................  $263.72   $  809.99   $1,382.38   $2,935.98
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders.................  $345.24   $1,051.81   $1,780.81   $3,702.94
with EBB Rider.....................  $375.79   $1,141.42   $1,926.20   $3,975.03
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders.................  $231.80   $  714.21   $1,222.85   $2,618.72
with EBB Rider.....................  $262.69   $  806.94   $1,377.31   $2,925.98

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP INCOME & GROWTH--
  INITIAL CLASS
without any Riders.................  $  905.51   $  800.10   $1,365.96   $2,903.59   $  905.51   $1,476.47   $1,872.51   $2,903.59
with EBB Rider.....................  $  934.38   $  892.03   $1,518.19   $3,201.62   $  934.38   $1,562.32   $2,017.17   $3,201.62

MAINSTAY VP INTERNATIONAL EQUITY--
  INITIAL CLASS
without any Riders.................  $  913.17   $  824.54   $1,406.53   $2,983.54   $  913.17   $1,499.30   $1,911.07   $2,983.54
with EBB Rider.....................  $  942.01   $  916.26   $1,558.15   $3,278.99   $  942.01   $1,584.94   $2,055.14   $3,278.99

MAINSTAY VP LARGE CAP GROWTH--
  INITIAL CLASS
without any Riders.................  $  901.68   $  787.85   $1,345.61   $2,863.37   $  901.68   $1,465.04   $1,853.18   $2,863.37
with EBB Rider.....................  $  930.56   $  879.91   $1,498.17   $3,162.72   $  930.56   $1,551.00   $1,998.14   $3,162.72

MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders.................  $  915.08   $  830.66   $1,416.67   $3,003.43   $  915.08   $1,505.01   $1,920.70   $3,003.43
with EBB Rider.....................  $  943.92   $  922.30   $1,568.12   $3,298.25   $  943.92   $1,590.59   $2,064.61   $3,298.25

MAINSTAY VP MID CAP GROWTH--
  INITIAL CLASS
without any Riders.................  $  903.59   $  793.98   $1,355.80   $2,883.50   $  903.59   $1,470.76   $1,862.85   $2,883.50
with EBB Rider.....................  $  932.47   $  885.98   $1,508.19   $3,182.20   $  932.47   $1,556.67   $2,007.67   $3,182.20

MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders.................  $  897.84   $  775.62   $1,325.25   $2,823.00   $  897.84   $1,453.62   $1,833.83   $2,823.00
with EBB Rider.....................  $  926.74   $  867.77   $1,478.11   $3,123.66   $  926.74   $1,539.66   $1,979.08   $3,123.66

MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders.................  $  939.98   $  909.80   $1,547.51   $3,258.42   $  939.98   $1,578.91   $2,045.02   $3,258.42
with EBB Rider.....................  $  968.74   $1,000.73   $1,696.92   $3,544.97   $  968.74   $1,663.82   $2,186.99   $3,544.97

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  948.60   $  937.10   $1,592.47   $3,345.17   $  948.60   $1,604.41   $2,087.75   $3,345.17
with EBB Rider.....................  $  977.34   $1,027.78   $1,741.18   $3,628.88   $  977.34   $1,689.08   $2,229.05   $3,628.88

MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders.................  $  857.63   $  646.37   $1,109.21   $2,389.29   $  857.63   $1,332.92   $1,628.53   $2,389.29
with EBB Rider.....................  $  886.64   $  739.72   $1,265.44   $2,703.98   $  886.64   $1,420.09   $1,776.99   $2,703.98

MAINSTAY VP SMALL CAP GROWTH--
  INITIAL CLASS
without any Riders.................  $  919.87   $  845.92   $1,441.95   $3,052.98   $  919.87   $1,519.26   $1,944.72   $3,052.98
with EBB Rider.....................  $  948.70   $  937.44   $1,593.00   $3,346.20   $  948.70   $1,604.72   $2,088.25   $3,346.20

MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders.................  $  881.57   $  723.43   $1,238.25   $2,649.60   $  881.57   $1,404.88   $1,751.15   $2,649.60
with EBB Rider.....................  $  910.51   $  816.07   $1,392.48   $2,955.89   $  910.51   $1,491.39   $1,897.72   $2,955.89

MAINSTAY VP VALUE--INITIAL CLASS
without any Riders.................  $  883.49   $  729.59   $1,248.54   $2,670.18   $  883.49   $1,410.64   $1,760.93   $2,670.18
with EBB Rider.....................  $  912.42   $  822.17   $1,402.59   $2,975.77   $  912.42   $1,497.08   $1,907.32   $2,975.77

ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders.................  $  912.21   $  821.50   $1,401.48   $2,973.59   $  912.21   $1,496.46   $1,906.27   $2,973.59
with EBB Rider.....................  $  941.06   $  913.24   $1,553.17   $3,269.37   $  941.06   $1,582.12   $2,050.40   $3,269.37

CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.................  $  913.17   $  824.54   $1,406.53   $2,983.54   $  913.17   $1,499.30   $1,911.07   $2,983.54
with EBB Rider.....................  $  942.01   $  916.26   $1,558.15   $3,278.99   $  942.01   $1,584.94   $2,055.14   $3,278.99

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP INCOME & GROWTH--
  INITIAL CLASS
without any Riders.................  $260.41   $  800.10   $1,365.96   $2,903.59
with EBB Rider.....................  $291.22   $  892.03   $1,518.19   $3,201.62
MAINSTAY VP INTERNATIONAL EQUITY--
  INITIAL CLASS
without any Riders.................  $268.59   $  824.54   $1,406.53   $2,983.54
with EBB Rider.....................  $299.37   $  916.26   $1,558.15   $3,278.99
MAINSTAY VP LARGE CAP GROWTH--
  INITIAL CLASS
without any Riders.................  $256.32   $  787.85   $1,345.61   $2,863.37
with EBB Rider.....................  $287.15   $  879.91   $1,498.17   $3,162.72
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders.................  $270.63   $  830.66   $1,416.67   $3,003.43
with EBB Rider.....................  $301.41   $  922.30   $1,568.12   $3,298.25
MAINSTAY VP MID CAP GROWTH--
  INITIAL CLASS
without any Riders.................  $258.37   $  793.98   $1,355.80   $2,883.50
with EBB Rider.....................  $289.18   $  885.98   $1,508.19   $3,182.20
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders.................  $252.24   $  775.62   $1,325.25   $2,823.00
with EBB Rider.....................  $283.07   $  867.77   $1,478.11   $3,123.66
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders.................  $297.20   $  909.80   $1,547.51   $3,258.42
with EBB Rider.....................  $327.90   $1,000.73   $1,696.92   $3,544.97
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $306.40   $  937.10   $1,592.47   $3,345.17
with EBB Rider.....................  $337.08   $1,027.78   $1,741.18   $3,628.88
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders.................  $209.31   $  646.37   $1,109.21   $2,389.29
with EBB Rider.....................  $240.28   $  739.72   $1,265.44   $2,703.98
MAINSTAY VP SMALL CAP GROWTH--
  INITIAL CLASS
without any Riders.................  $275.75   $  845.92   $1,441.95   $3,052.98
with EBB Rider.....................  $306.51   $  937.44   $1,593.00   $3,346.20
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders.................  $234.87   $  723.43   $1,238.25   $2,649.60
with EBB Rider.....................  $265.76   $  816.07   $1,392.48   $2,955.89
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders.................  $236.91   $  729.59   $1,248.54   $2,670.18
with EBB Rider.....................  $267.79   $  822.17   $1,402.59   $2,975.77
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders.................  $267.57   $  821.50   $1,401.48   $2,973.59
with EBB Rider.....................  $298.36   $  913.24   $1,553.17   $3,269.37
CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.................  $268.59   $  824.54   $1,406.53   $2,983.54
with EBB Rider.....................  $299.37   $  916.26   $1,558.15   $3,278.99

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $  935.19   $  894.63   $1,522.47   $3,209.91   $  935.19   $1,564.74   $2,021.23   $3,209.91
with EBB Rider.....................  $  963.97   $  985.69   $1,672.27   $3,498.03   $  963.97   $1,649.78   $2,163.57   $3,498.03

DREYFUS IP TECHNOLOGY GROWTH--
  INITIAL SHARES
without any Riders.................  $  902.64   $  790.92   $1,350.71   $2,873.45   $  902.64   $1,467.91   $1,858.03   $2,873.45
with EBB Rider.....................  $  931.52   $  882.94   $1,503.18   $3,172.46   $  931.52   $1,553.83   $2,002.91   $3,172.46

FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders.................  $  888.27   $  744.95   $1,274.16   $2,721.37   $  888.27   $1,424.98   $1,785.28   $2,721.37
with EBB Rider.....................  $  917.19   $  837.39   $1,427.83   $3,025.32   $  917.19   $1,511.29   $1,931.30   $3,025.32

FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders.................  $  878.69   $  714.21   $1,222.85   $2,618.72   $  878.69   $1,396.27   $1,736.52   $2,618.72
with EBB Rider.....................  $  907.64   $  806.94   $1,377.31   $2,925.98   $  907.64   $1,482.86   $1,883.30   $2,925.98

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $  915.08   $  830.66   $1,416.67   $3,003.43   $  915.08   $1,505.01   $1,920.70   $3,003.43
with EBB Rider.....................  $  943.92   $  922.30   $1,568.12   $3,298.25   $  943.92   $1,590.59   $2,064.61   $3,298.25

JANUS ASPEN SERIES BALANCED--
  INSTITUTIONAL SHARES
without any Riders.................  $  879.66   $  717.29   $1,228.00   $2,629.04   $  879.66   $1,399.15   $1,741.41   $2,629.04
with EBB Rider.....................  $  908.60   $  809.99   $1,382.38   $2,935.98   $  908.60   $1,485.71   $1,888.12   $2,935.98

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders.................  $  883.49   $  729.59   $1,248.54   $2,670.18   $  883.49   $1,410.64   $1,760.93   $2,670.18
with EBB Rider.....................  $  912.42   $  822.17   $1,402.59   $2,975.77   $  912.42   $1,497.08   $1,907.32   $2,975.77

MFS(R) INVESTORS TRUST SERIES--
  INITIAL CLASS
without any Riders.................  $  909.34   $  812.33   $1,386.26   $2,943.64   $  909.34   $1,487.90   $1,891.80   $2,943.64
with EBB Rider.....................  $  938.19   $  904.15   $1,538.19   $3,240.39   $  938.19   $1,573.64   $2,036.17   $3,240.39

MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders.................  $  914.13   $  827.61   $1,411.62   $2,993.49   $  914.13   $1,502.17   $1,915.90   $2,993.49
with EBB Rider.....................  $  942.97   $  919.28   $1,563.12   $3,288.61   $  942.97   $1,587.77   $2,059.86   $3,288.61

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $  935.19   $  894.63   $1,522.47   $3,209.91   $  935.19   $1,564.74   $2,021.23   $3,209.91
with EBB Rider.....................  $  963.97   $  985.69   $1,672.27   $3,498.03   $  963.97   $1,649.78   $2,163.57   $3,498.03

NEUBERGER BERMAN AMT MID CAP
  GROWTH--CLASS S
without any Riders.................  $  938.06   $  903.74   $1,537.50   $3,239.05   $  938.06   $1,573.25   $2,035.52   $3,239.05
with EBB Rider.....................  $  966.83   $  994.72   $1,687.07   $3,526.22   $  966.83   $1,658.20   $2,177.64   $3,526.22

ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $  951.47   $  946.19   $1,607.41   $3,373.91   $  951.47   $1,612.90   $2,101.95   $3,373.91
with EBB Rider.....................  $  980.20   $1,036.79   $1,755.90   $3,656.72   $  980.20   $1,697.49   $2,243.04   $3,656.72

ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $  929.45   $  876.38   $1,492.34   $3,151.37   $  929.45   $1,547.71   $1,992.61   $3,151.37
with EBB Rider.....................  $  958.25   $  967.61   $1,642.60   $3,441.35   $  958.25   $1,632.89   $2,135.38   $3,441.35

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders.................  $  906.47   $  803.17   $1,371.05   $2,913.63   $  906.47   $1,479.34   $1,877.35   $2,913.63
with EBB Rider.....................  $  935.33   $  895.08   $1,523.21   $3,211.35   $  935.33   $1,565.16   $2,021.94   $3,211.35

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $292.10   $  894.63   $1,522.47   $3,209.91
with EBB Rider.....................  $322.81   $  985.69   $1,672.27   $3,498.03
DREYFUS IP TECHNOLOGY GROWTH--
  INITIAL SHARES
without any Riders.................  $257.35   $  790.92   $1,350.71   $2,873.45
with EBB Rider.....................  $288.17   $  882.94   $1,503.18   $3,172.46
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders.................  $242.02   $  744.95   $1,274.16   $2,721.37
with EBB Rider.....................  $272.88   $  837.39   $1,427.83   $3,025.32
FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders.................  $231.80   $  714.21   $1,222.85   $2,618.72
with EBB Rider.....................  $262.69   $  806.94   $1,377.31   $2,925.98
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $270.63   $  830.66   $1,416.67   $3,003.43
with EBB Rider.....................  $301.41   $  922.30   $1,568.12   $3,298.25
JANUS ASPEN SERIES BALANCED--
  INSTITUTIONAL SHARES
without any Riders.................  $232.82   $  717.29   $1,228.00   $2,629.04
with EBB Rider.....................  $263.72   $  809.99   $1,382.38   $2,935.98
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders.................  $236.91   $  729.59   $1,248.54   $2,670.18
with EBB Rider.....................  $267.79   $  822.17   $1,402.59   $2,975.77
MFS(R) INVESTORS TRUST SERIES--
  INITIAL CLASS
without any Riders.................  $264.50   $  812.33   $1,386.26   $2,943.64
with EBB Rider.....................  $295.30   $  904.15   $1,538.19   $3,240.39
MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders.................  $269.61   $  827.61   $1,411.62   $2,993.49
with EBB Rider.....................  $300.40   $  919.28   $1,563.12   $3,288.61
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $292.10   $  894.63   $1,522.47   $3,209.91
with EBB Rider.....................  $322.81   $  985.69   $1,672.27   $3,498.03
NEUBERGER BERMAN AMT MID CAP
  GROWTH--CLASS S
without any Riders.................  $295.16   $  903.74   $1,537.50   $3,239.05
with EBB Rider.....................  $325.86   $  994.72   $1,687.07   $3,526.22
ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $309.46   $  946.19   $1,607.41   $3,373.91
with EBB Rider.....................  $340.13   $1,036.79   $1,755.90   $3,656.72
ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $285.96   $  876.38   $1,492.34   $3,151.37
with EBB Rider.....................  $316.70   $  967.61   $1,642.60   $3,441.35
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders.................  $261.44   $  803.17   $1,371.05   $2,913.63
with EBB Rider.....................  $292.25   $  895.08   $1,523.21   $3,211.35

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $  937.11   $  900.70   $1,532.49   $3,229.35   $  937.11   $1,570.41   $2,030.76   $3,229.35
with EBB Rider.....................  $  965.88   $  991.70   $1,682.13   $3,516.82   $  965.88   $1,655.39   $2,172.94   $3,516.82

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.................  $  984.02   $1,048.80   $1,775.52   $3,693.71   $  984.02   $1,708.71   $2,261.68   $3,693.71
with EBB Rider.....................  $1,012.66   $1,138.44   $1,921.36   $3,966.09   $1,012.66   $1,792.41   $2,400.25   $3,966.09

VICTORY VIF DIVERSIFIED STOCK--
  CLASS A SHARES
without any Riders.................  $  941.89   $  915.87   $1,557.51   $3,277.78   $  941.89   $1,584.58   $2,054.53   $3,277.78
with EBB Rider.....................  $  970.65   $1,006.75   $1,706.77   $3,563.68   $  970.65   $1,669.44   $2,196.36   $3,563.68

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $294.14   $  900.70   $1,532.49   $3,229.35
with EBB Rider.....................  $324.85   $  991.70   $1,682.13   $3,516.82
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.................  $344.21   $1,048.80   $1,775.52   $3,693.71
with EBB Rider.....................  $374.77   $1,138.44   $1,921.36   $3,966.09
VICTORY VIF DIVERSIFIED STOCK--
  CLASS A SHARES
without any Riders.................  $299.24   $  915.87   $1,557.51   $3,277.78
with EBB Rider.....................  $329.94   $1,006.75   $1,706.77   $3,563.68

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $  937.11   $  900.70   $1,532.49   $3,229.35   $  937.11   $1,570.41   $2,030.76   $3,229.35
with EBB Rider.....................  $  965.88   $  991.70   $1,682.13   $3,516.82   $  965.88   $1,655.39   $2,172.94   $3,516.82
VAN KAMPEN VIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.................  $  984.02   $1,048.80   $1,775.52   $3,693.71   $  984.02   $1,708.71   $2,261.68   $3,693.71
with EBB Rider.....................  $1,012.66   $1,138.44   $1,921.36   $3,966.09   $1,012.66   $1,792.41   $2,400.25   $3,966.09
VICTORY VIF DIVERSIFIED STOCK--
  CLASS A SHARES
without any Riders.................  $  941.89   $  915.87   $1,557.51   $3,277.78   $  941.89   $1,584.58   $2,054.53   $3,277.78
with EBB Rider.....................  $  970.65   $1,006.75   $1,706.77   $3,563.68   $  970.65   $1,669.44   $2,196.36   $3,563.68

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $294.14   $  900.70   $1,532.49   $3,229.35
with EBB Rider.....................  $324.85   $  991.70   $1,682.13   $3,516.82
VAN KAMPEN VIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.................  $344.21   $1,048.80   $1,775.52   $3,693.71
with EBB Rider.....................  $374.77   $1,138.44   $1,921.36   $3,966.09
VICTORY VIF DIVERSIFIED STOCK--
  CLASS A SHARES
without any Riders.................  $299.24   $  915.87   $1,557.51   $3,277.78
with EBB Rider.....................  $329.94   $1,006.75   $1,706.77   $3,563.68

                          QUESTIONS AND ANSWERS ABOUT
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

     1. WHAT IS LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY?


     A LifeStages(R) Flexible Premium Variable Annuity is a deferred variable annuity policy. NYLIAC issues the policy. You may allocate premium payments to 44 Investment Divisions of the Separate Account, as well as the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account.


     2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (a) SEPARATE ACCOUNTS


             Separate Account I is used for Non-Qualified Policies and Separate Account II is used for Qualified Policies. Each of the Separate Accounts consists of 44 Investment Divisions. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.



             Separate Account III currently consists of 74 Investment Divisions, 44 of which are available under this policy. They offer investments in domestic and international markets. They are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        (b) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.

     3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED
ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.")

     You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

     4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     For Policies Investing in Separate Accounts-I & II:

     Before the date We start making Income Payments to you, We will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $10,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, We deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.10% of the net asset value of the applicable Separate Account. (See "OTHER CHARGES.")

     For Policies Investing in Separate Account-III:

     Before the date We start making Income Payments to you, We will deduct a $30 policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. In addition, We deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.20% of the net asset value of the Separate Account. (See "OTHER CHARGES.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.20% of the daily net asset value of the Separate Account. (See "OTHER CHARGES.")

     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn during the first nine Policy Years. The percentage declines after the first three Policy Years as follows:

POLICY YEAR                                                     SURRENDER CHARGE
-----------                                                     ----------------
 1..........................................................           7%
 2..........................................................           7%
 3..........................................................           7%
 4..........................................................           6%
 5..........................................................           5%
 6..........................................................           4%
 7..........................................................           3%
 8..........................................................           2%
 9..........................................................           1%
10+.........................................................           0%

     In no event will the aggregate surrender charge applied under the policy exceed eight and one-half percent (8.5%) of the total Premium Payments.

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the policy year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")

     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted from each Investment Division and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should consult with your Registered Representative to determine the percentage We are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

     5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

     (a) for Code Section 403(b) Tax Sheltered Annuities ("TSAs"), $50 per month or a $2,000 single premium;

     (b) for IRAs and Roth IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

     (c) for deferred compensation plans, $50 per month; and

     (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.


     (e) For SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement; an additional $50 per month.


     For Qualified Policies you may not make premium payments in excess of the amount permitted by law for the plan indicated.

     For Non-Qualified Policies, the minimum initial premium payment is a $5,000 single premium or a $2,500 premium payment plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You can make additional premium payments of at least $50 each or such lower amount as We may permit at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of premium payments We accept without prior approval is $1,500,000.

     For policies investing in Separate Accounts-I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

     (a) For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

     (b) For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension ("SEP") plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

     (c) For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

     (d) For Individual Retirement Annuity ("IRA") policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

     6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions and Fixed Account you have selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they were received. You may raise or lower the percentages (which must be in whole numbers), of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

     7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, We reserve the right to terminate your policy. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT
        DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

     9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a

     15. HOW DO I CONTACT NYLIAC?

                    GENERAL INQUIRIES AND WRITTEN REQUESTS   PREMIUM PAYMENTS AND LOAN PAYMENTS
                    --------------------------------------   ----------------------------------
REGULAR MAIL        NYLIAC Variable Products Service Center  NYLIAC
                    Madison Square Station                   75 Remittance Dr.
                    P.O. Box 922                             Suite 3021
                    New York, NY 10159                       Chicago, IL 60675-3021

EXPRESS MAIL        NYLIAC Variable Products Service Center  NYLIAC, Suite 3021
                    51 Madison Avenue                        c/o The Northern Trust Bank
                    Room 651                                 350 North Orleans St.
                    New York, NY 10010                       Receipt & Dispatch, 8th Fl.
                                                             Chicago, IL 60654

CUSTOMER SERVICE    (800) 598-2019
AND INTERACTIVE
VOICE RESPONSE
SYSTEM


     You may send service requests to Us at the Variable Products Service Center ("VPSC") addresses listed above. In addition, as described below, you can contact Us through the Internet at Our Virtual Service Center ("VSC") and through an automated telephone service called the Interactive Voice Response System ("IVR"). (See "VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM.") We make telephone/Web (IVR and VSC) services available at our discretion. In addition, availability of telephone/Web (IVR and VSC) services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. Faxed requests are not acceptable and will not be honored at any time. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.


                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 (including the report of the independent registered public accounting firm), and the Separate Account statement of assets and liabilities as of December 31, 2005, and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                           SEPARATE ACCOUNTS-I AND II
                        CONDENSED FINANCIAL INFORMATION


    The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2000 and for the years in the period then ended, where applicable, are derived from financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1, except where indicated. The policies were first offered on January 29, 1993.


                        MAINSTAY VP
                        BALANCED--                                        MAINSTAY VP
                          SERVICE                                        BASIC VALUE--
                           CLASS                                         INITIAL CLASS
                        -----------   ------------------------------------------------------------------------------------
                          2005(G)       2005       2004       2003       2002       2001       2000       1999     1998(B)
                        -----------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............    $10.00       $11.53     $10.49     $ 8.30     $10.90     $11.57     $10.99     $10.44    $10.00
Accumulation Unit
 value (end of
 period)..............    $10.47       $12.00     $11.53     $10.49     $ 8.30     $10.90     $11.57     $10.99    $10.44
Number of units
 outstanding (in 000s)
 (end of period)......       384          216        301        253        250        296        249        216       125

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............    $10.00       $11.68     $10.63     $ 8.41     $11.05     $11.72     $11.14     $10.58    $10.00
Accumulation Unit
 value (end of
 period)..............    $10.47       $12.16     $11.68     $10.63     $ 8.41     $11.05     $11.72     $11.14    $10.58
Number of units
 outstanding (in 000s)
 (end of period)......       529          354        382        343        320        317        268        216        91


                                                                        MAINSTAY VP
                                                                          BOND--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $16.97     $16.52     $16.01     $14.81     $13.73     $12.67     $13.04     $12.10     $11.18     $11.10
Accumulation Unit
 value (end of
 period)..............   $17.12     $16.97     $16.52     $16.01     $14.81     $13.73     $12.67     $13.04     $12.10     $11.18
Number of units
 outstanding (in 000s)
 (end of period)......    1,633      1,924      2,485      2,912      3,231      2,376      2,772      2,823      2,249      2,080
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $16.97     $16.52     $16.01     $14.81     $13.73     $12.67     $13.04     $12.10     $11.18     $11.10
Accumulation Unit
 value (end of
 period)..............   $17.12     $16.97     $16.52     $16.01     $14.81     $13.73     $12.67     $13.04     $12.10     $11.18
Number of units
 outstanding (in 000s)
 (end of period)......    1,679      1,915      2,337      2,623      2,506      1,954      2,296      2,190      1,655      1,591


                                                                        MAINSTAY VP
                                                                  CAPITAL APPRECIATION--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $21.36     $20.77     $16.57     $24.27     $32.02     $36.34     $29.35     $21.53     $17.66     $15.07
Accumulation Unit
 value (end of
 period)..............   $22.85     $21.36     $20.77     $16.57     $24.27     $32.02     $36.34     $29.35     $21.53     $17.66
Number of units
 outstanding (in 000s)
 (end of period)......    5,068      6,529      7,820      8,969     10,729     12,222     12,611     12,433     11,857     10,890

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $21.36     $20.77     $16.57     $24.27     $32.02     $36.34     $29.35     $21.53     $17.66     $15.07
Accumulation Unit
 value (end of
 period)..............   $22.85     $21.36     $20.77     $16.57     $24.27     $32.02     $36.34     $29.35     $21.53     $17.66
Number of units
 outstanding (in 000s)
 (end of period)......    6,632      6,529      9,184      9,904     11,296     12,184     12,137     11,469     10,312      8,675


                                                                        MAINSTAY VP
                                                                      CASH MANAGEMENT
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 1.33     $ 1.34     $ 1.34     $ 1.34     $ 1.31     $ 1.25     $ 1.21     $ 1.16     $ 1.12     $ 1.08
Accumulation Unit
 value (end of
 period)..............   $ 1.35     $ 1.33     $ 1.34     $ 1.34     $ 1.34     $ 1.31     $ 1.25     $ 1.21     $ 1.16     $ 1.12
Number of units
 outstanding (in 000s)
 (end of period)......   11,934     14,156     20,884     34,967     39,115     30,612     46,932     34,013     25,689     24,436
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 1.33     $ 1.34     $ 1.34     $ 1.34     $ 1.31     $ 1.25     $ 1.21     $ 1.16     $ 1.12     $ 1.08
Accumulation Unit
 value (end of
 period)..............   $ 1.35     $ 1.33     $ 1.34     $ 1.34     $ 1.34     $ 1.31     $ 1.25     $ 1.21     $ 1.16     $ 1.12
Number of units
 outstanding (in 000s)
 (end of period)......   14,418     18,047     23,965     33,873     34,686     26,368     47,710     32,015     27,559     20,142


                                                                        MAINSTAY VP
                                                                      COMMON STOCK--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $25.70     $23.48     $18.82     $25.17     $30.76     $32.24     $25.13     $20.11     $16.07     $13.08
Accumulation Unit
 value (end of
 period)..............   $27.32     $25.70     $23.48     $18.82     $25.17     $30.76     $32.24     $25.13     $20.11     $16.07
Number of units
 outstanding (in 000s)
 (end of period)......    2,370      2,865      3,264      3,696      4,445      5,062      4,954      4,996      4,307      3,085

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $25.70     $23.48     $18.82     $25.17     $30.76     $32.24     $25.13     $20.11     $16.07     $13.08
Accumulation Unit
 value (end of
 period)..............   $27.32     $25.70     $23.48     $18.82     $25.17     $30.76     $32.24     $25.13     $20.11     $16.07
Number of units
 outstanding (in 000s)
 (end of period)......    2,965      3,497      3,816      4,073      4,605      4,847      4,618      4,300      3,451      2,336

                                                                       MAINSTAY VP
                                                                      CONVERTIBLE--
                                                                      INITIAL CLASS
                        ----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997     1996(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $17.67     $16.87     $13.99     $15.39     $15.93     $16.99     $12.13     $11.76     $10.32    $10.00
Accumulation Unit
 value (end of
 period)..............   $18.60     $17.67     $16.87     $13.99     $15.39     $15.93     $16.99     $12.13     $11.76    $10.32
Number of units
 outstanding (in 000s)
 (end of period)......      961      1,191      1,293      1,118      1,181      1,160        915        847        636       154
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $17.63     $16.83     $13.95     $15.34     $15.89     $16.95     $12.09     $11.73     $10.29    $10.00
Accumulation Unit
 value (end of
 period)..............   $18.55     $17.63     $16.83     $13.95     $15.34     $15.89     $16.95     $12.09     $11.73    $10.29
Number of units
 outstanding (in 000s)
 (end of period)......      896      1,020      1,049        912        931        891        624        610        452        74


------------

(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(b) For the period June 1, 1998 (commencement of operations) through December 31, 1998.


(g) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                           SEPARATE ACCOUNTS-I AND II
                        CONDENSED FINANCIAL INFORMATION


    The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2000 and for the years in the period then ended, where applicable, are derived from financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1, except where indicated. The policies were first offered on January 29, 1993.


                        MAINSTAY VP
                        BALANCED--                                        MAINSTAY VP
                          SERVICE                                        BASIC VALUE--
                           CLASS                                         INITIAL CLASS
                        -----------   ------------------------------------------------------------------------------------
                          2005(G)       2005       2004       2003       2002       2001       2000       1999     1998(B)
                        -----------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............    $10.00       $11.53     $10.49     $ 8.30     $10.90     $11.57     $10.99     $10.44    $10.00
Accumulation Unit
 value (end of
 period)..............    $10.47       $12.00     $11.53     $10.49     $ 8.30     $10.90     $11.57     $10.99    $10.44
Number of units
 outstanding (in 000s)
 (end of period)......       384          216        301        253        250        296        249        216       125

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............    $10.00       $11.68     $10.63     $ 8.41     $11.05     $11.72     $11.14     $10.58    $10.00
Accumulation Unit
 value (end of
 period)..............    $10.47       $12.16     $11.68     $10.63     $ 8.41     $11.05     $11.72     $11.14    $10.58
Number of units
 outstanding (in 000s)
 (end of period)......       529          354        382        343        320        317        268        216        91


                                                                        MAINSTAY VP
                                                                          BOND--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $16.97     $16.52     $16.01     $14.81     $13.73     $12.67     $13.04     $12.10     $11.18     $11.10
Accumulation Unit
 value (end of
 period)..............   $17.12     $16.97     $16.52     $16.01     $14.81     $13.73     $12.67     $13.04     $12.10     $11.18
Number of units
 outstanding (in 000s)
 (end of period)......    1,633      1,924      2,485      2,912      3,231      2,376      2,772      2,823      2,249      2,080
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $16.97     $16.52     $16.01     $14.81     $13.73     $12.67     $13.04     $12.10     $11.18     $11.10
Accumulation Unit
 value (end of
 period)..............   $17.12     $16.97     $16.52     $16.01     $14.81     $13.73     $12.67     $13.04     $12.10     $11.18
Number of units
 outstanding (in 000s)
 (end of period)......    1,679      1,915      2,337      2,623      2,506      1,954      2,296      2,190      1,655      1,591


                                                                        MAINSTAY VP
                                                                  CAPITAL APPRECIATION--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $21.36     $20.77     $16.57     $24.27     $32.02     $36.34     $29.35     $21.53     $17.66     $15.07
Accumulation Unit
 value (end of
 period)..............   $22.85     $21.36     $20.77     $16.57     $24.27     $32.02     $36.34     $29.35     $21.53     $17.66
Number of units
 outstanding (in 000s)
 (end of period)......    5,068      6,529      7,820      8,969     10,729     12,222     12,611     12,433     11,857     10,890

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $21.36     $20.77     $16.57     $24.27     $32.02     $36.34     $29.35     $21.53     $17.66     $15.07
Accumulation Unit
 value (end of
 period)..............   $22.85     $21.36     $20.77     $16.57     $24.27     $32.02     $36.34     $29.35     $21.53     $17.66
Number of units
 outstanding (in 000s)
 (end of period)......    6,632      6,529      9,184      9,904     11,296     12,184     12,137     11,469     10,312      8,675


                                                                        MAINSTAY VP
                                                                      CASH MANAGEMENT
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 1.33     $ 1.34     $ 1.34     $ 1.34     $ 1.31     $ 1.25     $ 1.21     $ 1.16     $ 1.12     $ 1.08
Accumulation Unit
 value (end of
 period)..............   $ 1.35     $ 1.33     $ 1.34     $ 1.34     $ 1.34     $ 1.31     $ 1.25     $ 1.21     $ 1.16     $ 1.12
Number of units
 outstanding (in 000s)
 (end of period)......   11,934     14,156     20,884     34,967     39,115     30,612     46,932     34,013     25,689     24,436
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 1.33     $ 1.34     $ 1.34     $ 1.34     $ 1.31     $ 1.25     $ 1.21     $ 1.16     $ 1.12     $ 1.08
Accumulation Unit
 value (end of
 period)..............   $ 1.35     $ 1.33     $ 1.34     $ 1.34     $ 1.34     $ 1.31     $ 1.25     $ 1.21     $ 1.16     $ 1.12
Number of units
 outstanding (in 000s)
 (end of period)......   14,418     18,047     23,965     33,873     34,686     26,368     47,710     32,015     27,559     20,142


                                                                        MAINSTAY VP
                                                                      COMMON STOCK--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $25.70     $23.48     $18.82     $25.17     $30.76     $32.24     $25.13     $20.11     $16.07     $13.08
Accumulation Unit
 value (end of
 period)..............   $27.32     $25.70     $23.48     $18.82     $25.17     $30.76     $32.24     $25.13     $20.11     $16.07
Number of units
 outstanding (in 000s)
 (end of period)......    2,370      2,865      3,264      3,696      4,445      5,062      4,954      4,996      4,307      3,085

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $25.70     $23.48     $18.82     $25.17     $30.76     $32.24     $25.13     $20.11     $16.07     $13.08
Accumulation Unit
 value (end of
 period)..............   $27.32     $25.70     $23.48     $18.82     $25.17     $30.76     $32.24     $25.13     $20.11     $16.07
Number of units
 outstanding (in 000s)
 (end of period)......    2,965      3,497      3,816      4,073      4,605      4,847      4,618      4,300      3,451      2,336

                                                                       MAINSTAY VP
                                                                      CONVERTIBLE--
                                                                      INITIAL CLASS
                        ----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997     1996(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $17.67     $16.87     $13.99     $15.39     $15.93     $16.99     $12.13     $11.76     $10.32    $10.00
Accumulation Unit
 value (end of
 period)..............   $18.60     $17.67     $16.87     $13.99     $15.39     $15.93     $16.99     $12.13     $11.76    $10.32
Number of units
 outstanding (in 000s)
 (end of period)......      961      1,191      1,293      1,118      1,181      1,160        915        847        636       154
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $17.63     $16.83     $13.95     $15.34     $15.89     $16.95     $12.09     $11.73     $10.29    $10.00
Accumulation Unit
 value (end of
 period)..............   $18.55     $17.63     $16.83     $13.95     $15.34     $15.89     $16.95     $12.09     $11.73    $10.29
Number of units
 outstanding (in 000s)
 (end of period)......      896      1,020      1,049        912        931        891        624        610        452        74


------------

(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(b) For the period June 1, 1998 (commencement of operations) through December 31, 1998.


(g) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                                                            MAINSTAY VP
                                                             DEVELOPING                                          MAINSTAY VP
                                                              GROWTH--                                         FLOATING RATE--
                                                           INITIAL CLASS                                        SERVICE CLASS
                        ------------------------------------------------------------------------------------   ---------------
                          2005       2004       2003       2002       2001       2000       1999     1998(B)       2005(G)
                        --------   --------   --------   --------   --------   --------   --------   -------   ---------------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 9.59     $ 9.18     $ 6.72     $ 9.58     $10.47     $13.11     $10.05    $10.00        $10.00
Accumulation Unit
 value (end of
 period)..............   $10.61     $ 9.59     $ 9.18     $ 6.72     $ 9.58     $10.47     $13.11    $10.05        $10.10
Number of units
 outstanding (in 000s)
 (end of period)......      203        219        248        171        222        266        198        87           285

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 9.61     $ 9.20     $ 6.73     $ 9.60     $10.50     $13.14     $10.07    $10.00        $10.00
Accumulation Unit
 value (end of
 period)..............   $10.63     $ 9.61     $ 9.20     $ 6.73     $ 9.60     $10.50     $13.14    $10.07        $10.10
Number of units
 outstanding (in 000s)
 (end of period)......      252        284        302        225        247        303        178        59           199


                                                                        MAINSTAY VP
                                                                       GOVERNMENT--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $17.20     $16.87     $16.77     $15.47     $14.69     $13.26     $13.68     $12.71     $11.76     $11.65
Accumulation Unit
 value (end of
 period)..............   $17.38     $17.20     $16.87     $16.77     $15.47     $14.69     $13.26     $13.68     $12.71     $11.76
Number of units
 outstanding (in 000s)
 (end of period)......    1,569      1,963      2,819      4,144      3,307      2,677      5,186      3,288      2,749      3,177
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $17.20     $16.87     $16.77     $15.47     $14.69     $13.26     $13.68     $12.71     $11.76     $11.65
Accumulation Unit
 value (end of
 period)..............   $17.38     $17.20     $16.87     $16.77     $15.47     $14.69     $13.26     $13.68     $12.71     $11.76
Number of units
 outstanding (in 000s)
 (end of period)......    1,467      1,756      2,373      3,121      2,241      1,784      2,873      2,233      1,904      2,122


                                                                        MAINSTAY VP
                                                                HIGH YIELD CORPORATE BOND--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $23.07     $20.73     $15.40     $15.29     $14.76     $15.89     $14.26     $14.08     $12.62     $10.91
Accumulation Unit
 value (end of
 period)..............   $23.44     $23.07     $20.73     $15.40     $15.29     $14.76     $15.89     $14.26     $14.08     $12.62
Number of units
 outstanding (in 000s)
 (end of period)......    5,729      6,804      7,248      6,783      7,999      8,588      9,761     10,373      9,539      5,449

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $23.04     $20.71     $15.38     $15.27     $14.75     $15.88     $14.25     $14.06     $12.60     $10.89
Accumulation Unit
 value (end of
 period)..............   $23.41     $23.04     $20.71     $15.38     $15.27     $14.75     $15.88     $14.25     $14.06     $12.60
Number of units
 outstanding (in 000s)
 (end of period)......    4,572      5,066      5,231      4,886      5,349      5,703      6,344      6,384      5,215      2,841

                                                            MAINSTAY VP
                                                         INCOME & GROWTH--
                                                           INITIAL CLASS
                        ------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999     1998(B)
                        --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $11.51     $10.35     $ 8.15     $10.25     $11.35     $12.89     $11.10    $10.00
Accumulation Unit
 value (end of
 period)..............   $11.89     $11.51     $10.35     $ 8.15     $10.25     $11.35     $12.89    $11.10
Number of units
 outstanding (in 000s)
 (end of period)......      419        461        464        463        540        604        562       302
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $11.51     $10.35     $ 8.15     $10.25     $11.35     $12.89     $11.10    $10.00
Accumulation Unit
 value (end of
 period)..............   $11.89     $11.51     $10.35     $ 8.15     $10.25     $11.35     $12.89    $11.10
Number of units
 outstanding (in 000s)
 (end of period)......      502        529        520        494        531        540        491       194

                                                                        MAINSTAY VP
                                                                  INTERNATIONAL EQUITY--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $17.63     $15.22     $11.86     $12.57     $14.81     $18.31     $14.49     $11.92     $11.48     $10.53
Accumulation Unit
 value (end of
 period)..............   $18.79     $17.63     $15.22     $11.86     $12.57     $14.81     $18.31     $14.49     $11.92     $11.48
Number of units
 outstanding (in 000s)
 (end of period)......      792        728        607        577        619        660        692        716        751        674
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $17.64     $15.23     $11.87     $12.58     $14.82     $18.32     $14.50     $11.93     $11.49     $10.53
Accumulation Unit
 value (end of
 period)..............   $18.80     $17.64     $15.23     $11.87     $12.58     $14.82     $18.32     $14.50     $11.93     $11.49
Number of units
 outstanding (in 000s)
 (end of period)......      880        671        535        522        504        545        547        532        553        426



                                                            MAINSTAY VP
                                                         LARGE CAP GROWTH--
                                                           INITIAL CLASS
                        ------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999     1998(B)
                        --------   --------   --------   --------   --------   --------   --------   -------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $12.25     $12.71     $10.05     $14.18     $17.22     $19.38     $11.86    $10.00
Accumulation Unit
 value (end of
 period)..............   $12.62     $12.25     $12.71     $10.05     $14.18     $17.22     $19.38    $11.86
Number of units
 outstanding (in 000s)
 (end of period)......      400        526        668        713        921      1,810        317        64

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $12.36     $12.82     $10.14     $14.31     $17.37     $19.55     $11.97    $10.00
Accumulation Unit
 value (end of
 period)..............   $12.73     $12.36     $12.82     $10.14     $14.31     $17.37     $19.55    $11.97
Number of units
 outstanding (in 000s)
 (end of period)......      568        732        811        815        983      1,211        337       101

                                            MAINSTAY VP
                                              MID CAP                                             MAINSTAY VP
                                              CORE--                                           MID CAP GROWTH--
                                           INITIAL CLASS                                         INITIAL CLASS
                        ---------------------------------------------------   ---------------------------------------------------
                          2005       2004       2003       2002     2001(C)     2005       2004       2003       2002     2001(C)
                        --------   --------   --------   --------   -------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $13.16     $10.91     $ 8.16     $ 9.49    $10.00     $11.70     $ 9.67     $ 6.77     $ 9.60    $10.00
Accumulation Unit
 value (end of
 period)..............   $15.06     $13.16     $10.91     $ 8.16    $ 9.49     $13.53     $11.70     $ 9.67     $ 6.77    $ 9.60
Number of units
 outstanding (in 000s)
 (end of period)......      577        438        262        153        41        942        806        609        101        29
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $13.19     $10.93     $ 8.17     $ 9.51    $10.00     $11.92     $ 9.85     $ 6.89     $ 9.78    $10.00
Accumulation Unit
 value (end of
 period)..............   $15.08     $13.19     $10.93     $ 8.17    $ 9.51     $13.78     $11.92     $ 9.85     $ 6.89    $ 9.78
Number of units
 outstanding (in 000s)
 (end of period)......      628        427        257        169        24      1,047        803        500         92        39


                                            MAINSTAY VP
                                          MID CAP VALUE--
                                           INITIAL CLASS
                        ---------------------------------------------------
                          2005       2004       2003       2002     2001(C)
                        --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $12.38     $10.67     $ 8.38     $ 9.94    $10.00
Accumulation Unit
 value (end of
 period)..............   $12.92     $12.38     $10.67     $ 8.38    $ 9.94
Number of units
 outstanding (in 000s)
 (end of period)......    1,190      1,032        704        607       258
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $12.20     $10.52     $ 8.26     $ 9.80    $10.00
Accumulation Unit
 value (end of
 period)..............   $12.73     $12.20     $10.52     $ 8.26    $ 9.80
Number of units
 outstanding (in 000s)
 (end of period)......    1,374      1,094        773        643       161


------------

(b) For the period June 1, 1998 (commencement of operations) through December 31, 1998.


(c) For the period July 6, 2001 (commencement of operations) through December 31, 2001.


(g) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                                                                        MAINSTAY VP
                                                                         S&P 500--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $28.39     $26.03     $20.57     $26.79     $30.88     $34.50     $28.96     $22.83     $17.41     $14.41
Accumulation Unit
 value (end of
 period)..............   $29.36     $28.39     $26.03     $20.57     $26.79     $30.88     $34.50     $28.96     $22.83     $17.41
Number of units
 outstanding (in 000s)
 (end of period)......    4,183      5,051      5,621      6,211      7,423      8,368      8,592      8,414      6,724      4,768

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $28.39     $26.03     $20.57     $26.79     $30.88     $34.50     $28.96     $22.83     $17.41     $14.41
Accumulation Unit
 value (end of
 period)..............   $29.36     $28.39     $26.03     $20.57     $26.79     $30.88     $34.50     $28.96     $22.83     $17.41
Number of units
 outstanding (in 000s)
 (end of period)......    5,363      6,123      6,574      6,945      7,823      8,360      8,375      7,539      5,616      3,783

                                            MAINSTAY VP
                                        SMALL CAP GROWTH--
                                           INITIAL CLASS
                        ---------------------------------------------------
                          2005       2004       2003       2002     2001(C)
                        --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $10.37     $ 9.60     $ 6.87     $ 9.45    $10.00
Accumulation Unit
 value (end of
 period)..............   $10.65     $10.37     $ 9.60     $ 6.87    $ 9.45
Number of units
 outstanding (in 000s)
 (end of period)......      500        557        541        201        77
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $10.55     $ 9.77     $ 6.98     $ 9.61    $10.00
Accumulation Unit
 value (end of
 period)..............   $10.83     $10.55     $ 9.77     $ 6.98    $ 9.61
Number of units
 outstanding (in 000s)
 (end of period)......      619        610        489        203        96

                                                                        MAINSTAY VP
                                                                      TOTAL RETURN--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $21.63     $20.60     $17.44     $21.17     $24.02     $25.44     $22.03     $17.55     $15.10     $13.65
Accumulation Unit
 value (end of
 period)..............   $22.74     $21.63     $20.60     $17.44     $21.17     $24.02     $25.44     $22.03     $17.55     $15.10
Number of units
 outstanding (in 000s)
 (end of period)......    3,755      4,717      5,524      6,305      7,727      8,998      9,703      9,895      9,720      9,369
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $21.63     $20.60     $17.44     $21.17     $24.02     $25.44     $22.03     $17.55     $15.10     $13.65
Accumulation Unit
 value (end of
 period)..............   $22.74     $21.63     $20.60     $17.44     $21.17     $24.02     $25.44     $22.03     $17.55     $15.10
Number of units
 outstanding (in 000s)
 (end of period)......    4,280      5,209      5,915      6,454      7,442      8,146      8,546      8,406      7,911      7,185



                                                                        MAINSTAY VP
                                                                          VALUE--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $20.49     $18.65     $14.84     $19.04     $19.21     $17.24     $16.05     $16.96     $13.98     $11.50
Accumulation Unit
 value (end of
 period)..............   $21.49     $20.49     $18.65     $14.84     $19.04     $19.21     $17.24     $16.05     $16.96     $13.98
Number of units
 outstanding (in 000s)
 (end of period)......    2,116      2,500      2,796      3,086      3,557      3,643      4,158      4,718      4,277      2,522

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $20.55     $18.71     $14.88     $19.09     $19.27     $17.29     $16.10     $17.01     $14.02     $11.53
Accumulation Unit
 value (end of
 period)..............   $21.55     $20.55     $18.71     $14.88     $19.09     $19.27     $17.29     $16.10     $17.01     $14.02
Number of units
 outstanding (in 000s)
 (end of period)......    2,533      2,825      3,007      3,149      3,430      3,324      3,758      3,949      3,186      1,754

                                                                      ALGER AMERICAN
                                                                          SMALL
                                                                     CAPITALIZATION--
                                                                      CLASS O SHARES
                        ----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997     1996(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 9.99     $ 8.68     $ 6.18     $ 8.49     $12.20     $16.98     $11.99     $10.52     $ 9.56    $10.00
Accumulation Unit
 value (end of
 period)..............   $11.53     $ 9.99     $ 8.68     $ 6.18     $ 8.49     $12.20     $16.98     $11.99     $10.52    $ 9.56
Number of units
 outstanding (in 000s)
 (end of period)......      880        990      1,127      1,254      1,417      1,648      1,154        999        722       129
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 9.99     $ 8.68     $ 6.18     $ 8.49     $12.20     $16.97     $11.99     $10.51     $ 9.56    $10.00
Accumulation Unit
 value (end of
 period)..............   $11.53     $ 9.99     $ 8.68     $ 6.18     $ 8.49     $12.20     $16.97     $11.99     $10.51    $ 9.56
Number of units
 outstanding (in 000s)
 (end of period)......    1,207      1,223      1,237      1,245      1,352      1,451        926        787        551        55



                                                                          CALVERT
                                                                          SOCIAL
                                                                         BALANCED
                                                                         PORTFOLIO
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $18.60     $17.40     $14.78     $17.04     $18.55     $19.40     $17.51     $15.26     $12.87     $11.58
Accumulation Unit
 value (end of
 period)..............   $19.40     $18.60     $17.40     $14.78     $17.04     $18.55     $19.40     $17.51     $15.26     $12.87
Number of units
 outstanding (in 000s)
 (end of period)......      134        172        195        179        205        226        230        201        154         69
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $18.62     $17.42     $14.79     $17.06     $18.57     $19.42     $17.53     $15.28     $12.89     $11.59
Accumulation Unit
 value (end of
 period)..............   $19.42     $18.62     $17.42     $14.79     $17.06     $18.57     $19.42     $17.53     $15.28     $12.89
Number of units
 outstanding (in 000s)
 (end of period)......      274        300        303        306        317        308        296        223        138         61

                             COLUMBIA
                             SMALL CAP
                            VALUE FUND,                           DREYFUS IP
                             VARIABLE                             TECHNOLOGY
                             SERIES--                              GROWTH--
                              CLASS B                            INITIAL CLASS
                        -------------------   ---------------------------------------------------
                          2005     2004(E)      2005       2004       2003       2002     2001(C)
                        --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $10.57     $10.00     $ 8.88     $ 8.95     $ 6.01     $10.05    $10.00
Accumulation Unit
 value (end of
 period)..............   $11.01     $10.57     $ 9.10     $ 8.88     $ 8.95     $ 6.01    $10.05
Number of units
 outstanding (in 000s)
 (end of period)......      102         13        141        192        216         99        26
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $10.57     $10.00     $ 8.62     $ 8.69     $ 5.83     $ 9.75    $10.00
Accumulation Unit
 value (end of
 period)..............   $11.01     $10.57     $ 8.83     $ 8.62     $ 8.69     $ 5.83    $ 9.75
Number of units
 outstanding (in 000s)
 (end of period)......      148          2        238        287        297        151        66


                                                                       FIDELITY(R)
                                                                           VIP
                                                                     CONTRAFUND(R)--
                                                                      INITIAL CLASS
                        ----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997     1996(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $21.07     $18.49     $14.58     $16.29     $18.81     $20.41     $16.64     $12.97     $10.58    $10.00
Accumulation Unit
 value (end of
 period)..............   $24.33     $21.07     $18.49     $14.58     $16.29     $18.81     $20.41     $16.64     $12.97    $10.58
Number of units
 outstanding (in 000s)
 (end of period)......    2,341      2,497      2,584      2,741      3,054      3,332      3,195      2,796      1,844       240
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $20.67     $18.13     $14.30     $15.98     $18.45     $20.02     $16.32     $12.72     $10.38    $10.00
Accumulation Unit
 value (end of
 period)..............   $23.86     $20.67     $18.13     $14.30     $15.98     $18.45     $20.02     $16.32     $12.72    $10.38
Number of units
 outstanding (in 000s)
 (end of period)......    3,556      3,549      3,592      3,685      3,891      4,048      3,657      2,785      1,542        91


------------

(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(c) For the period July 6, 2001 (commencement of operations) through December 31, 2001.


(e) For the period November 15, 2004 (commencement of operations) through December 31, 2004.


                                                                     FIDELITY(R) VIP
                                                                     EQUITY-INCOME--
                                                                      INITIAL CLASS
                        ----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997     1996(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $17.99     $16.34     $12.70     $15.49     $16.52     $15.43     $14.70     $13.34     $10.55    $10.00
Accumulation Unit
 value (end of
 period)..............   $18.80     $17.99     $16.34     $12.70     $15.49     $16.52     $15.43     $14.70     $13.34    $10.55
Number of units
 outstanding (in 000s)
 (end of period)......    1,382      1,509      1,556      1,708      1,938      2,060      2,033      1,895      1,138        77
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $17.86     $16.22     $12.61     $15.38     $16.39     $15.32     $14.59     $13.25     $10.47    $10.00
Accumulation Unit
 value (end of
 period)..............   $18.66     $17.86     $16.22     $12.61     $15.38     $16.39     $15.32     $14.59     $13.25    $10.47
Number of units
 outstanding (in 000s)
 (end of period)......    1,698      1,735      1,716      1,721      1,831      1,813      1,847      1,653        788        51


                                 FIDELITY VIP
                                  MID CAP--
                               SERVICE CLASS 2
                        ------------------------------
                          2005       2004     2003(D)
                        --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $13.83     $11.24     $10.00
Accumulation Unit
 value (end of
 period)..............   $16.11     $13.83     $11.24
Number of units
 outstanding (in 000s)
 (end of period)......      501        309         38
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $14.07     $11.43     $10.00
Accumulation Unit
 value (end of
 period)..............   $16.39     $14.07     $11.43
Number of units
 outstanding (in 000s)
 (end of period)......      702        361         30

                                                                       JANUS ASPEN
                                                                          SERIES
                                                                        BALANCED--
                                                                   INSTITUTIONAL SHARES
                        ----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997     1996(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $20.48     $19.12     $16.99     $18.39     $19.55     $20.26     $16.19     $12.22     $10.14    $10.00
Accumulation Unit
 value (end of
 period)..............   $21.83     $20.48     $19.12     $16.99     $18.39     $19.55     $20.26     $16.19     $12.22    $10.14
Number of units
 outstanding (in 000s)
 (end of period)......    1,937      2,400      2,834      3,367      3,828      4,183      3,300      1,813        802        94
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $20.54     $19.17     $17.03     $18.44     $19.60     $20.32     $16.24     $12.25     $10.16    $10.00
Accumulation Unit
 value (end of
 period)..............   $21.89     $20.54     $19.17     $17.03     $18.44     $19.60     $20.32     $16.24     $12.25    $10.16
Number of units
 outstanding (in 000s)
 (end of period)......    3,136      3,625      4,035      4,269      4,437      4,357      3,387      1,641        600        39


                                                                       JANUS ASPEN
                                                                          SERIES
                                                                    WORLDWIDE GROWTH--
                                                                   INSTITUTIONAL SHARES
                        ----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997     1996(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $15.31     $14.80     $12.10     $16.45     $21.49     $25.81     $15.90     $12.50     $10.36    $10.00
Accumulation Unit
 value (end of
 period)..............   $16.00     $15.31     $14.80     $12.10     $16.45     $21.49     $25.81     $15.90     $12.50    $10.36
Number of units
 outstanding (in 000s)
 (end of period)......    2,010      2,646      3,265      3,867      4,559      5,233      4,073      3,491      2,632       256

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $15.34     $14.83     $12.12     $16.48     $21.53     $25.86     $15.93     $12.52     $10.38    $10.00
Accumulation Unit
 value (end of
 period)..............   $16.03     $15.34     $14.83     $12.12     $16.48     $21.53     $25.86     $15.93     $12.52    $10.38
Number of units
 outstanding (in 000s)
 (end of period)......    2,835      3,485      3,957      4,424      4,992      5,465      4,171      3,276      2,159       100

                                                          MFS(R) INVESTORS
                                                               TRUST
                                                              SERIES--
                                                           INITIAL CLASS
                        ------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999     1998(B)
                        --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 9.29     $ 8.45     $ 7.01     $ 8.99     $10.83     $10.99     $10.44    $10.00
Accumulation Unit
 value (end of
 period)..............   $ 9.84     $ 9.29     $ 8.45     $ 7.01     $ 8.99     $10.83     $10.99    $10.44
Number of units
 outstanding (in 000s)
 (end of period)......      135        155        175        193        240        252        217       107
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 9.55     $ 8.69     $ 7.21     $ 9.24     $11.13     $11.30     $10.73    $10.00
Accumulation Unit
 value (end of
 period)..............   $10.12     $ 9.55     $ 8.69     $ 7.21     $ 9.24     $11.13     $11.30    $10.73
Number of units
 outstanding (in 000s)
 (end of period)......      194        207        219        229        239        240        212        74

                                                               MFS(R)
                                                              RESEARCH
                                                              SERIES--
                                                           INITIAL CLASS
                        ------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999     1998(B)
                        --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $10.16     $ 8.89     $ 7.22     $ 9.69     $12.47     $13.27     $10.84    $10.00
Accumulation Unit
 value (end of
 period)..............   $10.81     $10.16     $ 8.89     $ 7.22     $ 9.69     $12.47     $13.27    $10.84
Number of units
 outstanding (in 000s)
 (end of period)......      175        197        212        240        317        320        164        82
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $10.03     $ 8.77     $ 7.13     $ 9.57     $12.31     $13.10     $10.70    $10.00
Accumulation Unit
 value (end of
 period)..............   $10.67     $10.03     $ 8.77     $ 7.13     $ 9.57     $12.31     $13.10    $10.70
Number of units
 outstanding (in 000s)
 (end of period)......      277        291        289        306        349        316        166        70


                              MFS(R)             NEUBERGER
                            UTILITIES              BERMAN           ROYCE       ROYCE
                             SERIES--            AMT MIDCAP       MICRO-CAP   SMALL-CAP
                          SERVICE CLASS       GROWTH--CLASS S     PORTFOLIO   PORTFOLIO
                        ------------------   ------------------   ---------   ---------
                          2005     2004(F)     2005     2004(F)    2005(G)     2005(G)
                        --------   -------   --------   -------   ---------   ---------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $12.57    $10.00     $11.76    $10.00     $10.00      $10.00
Accumulation Unit
 value (end of
 period)..............   $14.46    $12.57     $13.17    $11.76     $12.01      $10.59
Number of units
 outstanding (in 000s)
 (end of period)......      653       143         40        18         26          50

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $12.90    $10.00     $11.22    $10.00     $10.00      $10.00
Accumulation Unit
 value (end of
 period)..............   $14.85    $12.90     $12.56    $11.22     $12.04      $11.24
Number of units
 outstanding (in 000s)
 (end of period)......      895       166         46        22         26          61


                                                           T. ROWE PRICE
                                                     EQUITY INCOME PORTFOLIO I
                        ------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999     1998(B)
                        --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $13.97     $12.32     $ 9.94     $11.59     $11.58     $10.37     $10.13    $10.00
Accumulation Unit
 value (end of
 period)..............   $14.33     $13.97     $12.32     $ 9.94     $11.59     $11.58     $10.37    $10.13
Number of units
 outstanding (in 000s)
 (end of period)......    1,186      1,143      1,007        982        950        590        394       192
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $14.08     $12.41     $10.02     $11.68     $11.67     $10.45     $10.21    $10.00
Accumulation Unit
 value (end of
 period)..............   $14.44     $14.08     $12.41     $10.02     $11.68     $11.67     $10.45    $10.21
Number of units
 outstanding (in 000s)
 (end of period)......    1,557      1,355      1,014        853        815        480        387       168


------------


(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(b) For the period June 1, 1998 (commencement of operations) through December 31, 1998.


(d) For the period September 5, 2003 (commencement of operations) through December 31, 2003.


(f) For the period May 1, 2004 (commencement of operations) through December 31, 2004.


(g) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                              SEPARATE ACCOUNT-III
                        CONDENSED FINANCIAL INFORMATION


    The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division, which were available for sale, for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2000 and for the years in the period then ended, where applicable, are derived from the financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995.


    SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS TO A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

                         MAINSTAY VP           MAINSTAY VP
                         BALANCED--           BASIC VALUE--
                        SERVICE CLASS         SERVICE CLASS
                        -------------   -------------------------
                           2005(H)       2005     2004    2003(D)
                        -------------   ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............     $10.00       $12.40   $11.32   $10.00
Accumulation Unit
 Value
 (end of period)......     $10.46       $12.87   $12.40   $11.32
Number of Units
 Outstanding (in 000s)
 (end of period)......      3,115          332      251       73


                                        MAINSTAY VP BASIC VALUE--INITIAL CLASS
                        ----------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999    1998(B)
                        ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $11.18   $10.18   $ 8.07   $10.61   $11.27   $10.72   $10.19   $10.00
Accumulation Unit
 Value
 (end of period)......  $11.63   $11.18   $10.18   $ 8.07   $10.61   $11.27   $10.72   $10.19
Number of Units
 Outstanding (in 000s)
 (end of period)......   2,904    3,342    3,407    4,314    4,211    3,356    2,397    1,629

                               MAINSTAY VP
                                 BOND--
                              SERVICE CLASS
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $10.15   $ 9.91   $10.00
Accumulation Unit
 Value
 (end of period)......  $10.20   $10.15   $ 9.91
Number of Units
 Outstanding (in 000s)
 (end of period)......   1,110      737      296


                                                    MAINSTAY VP BOND--INITIAL CLASS
                        ---------------------------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996
                        ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit
 Value
 (beginning of
 period)..............  $16.01   $15.60   $15.14   $14.02   $13.01   $12.02   $12.37   $11.50   $10.64   $10.57
Accumulation Unit
 Value
 (end of period)......  $16.14   $16.01   $15.60   $15.14   $14.02   $13.01   $12.02   $12.37   $11.50   $10.64
Number of Units
 Outstanding (in 000s)
 (end of period)......   8,911   10,346   12,616   14,282   11,339    6,588    6,871    4,993    1,981    1,193


                               MAINSTAY VP
                         CAPITAL APPRECIATION--
                              SERVICE CLASS
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $11.42   $11.15   $10.00
Accumulation Unit
 Value
 (end of period)......  $12.17   $11.42   $11.15
Number of Units
 Outstanding (in 000s)
 (end of period)......     788      653      248


                                            MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                        ---------------------------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996
                        ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit
 Value
 (beginning of
 period)..............  $16.70   $16.26   $12.98   $19.03   $25.14   $28.55   $23.09   $16.95   $13.92   $11.89
Accumulation Unit
 Value
 (end of period)......  $17.85   $16.70   $16.26   $12.98   $19.03   $25.14   $28.55   $23.09   $16.95   $13.92
Number of Units
 Outstanding (in 000s)
 (end of period)......  15,825   20,255   23,240   25,441   29,099   29,793   23,024   15,940   11,001    6,949


                                                                MAINSTAY VP CASH MANAGEMENT
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Accumulation Unit
 Value
 (beginning of
 period)..............  $  1.25    $  1.26    $  1.27    $  1.27    $  1.24    $  1.18    $  1.14    $  1.10     $ 1.06     $ 1.03
Accumulation Unit
 Value
 (end of period)......  $  1.27    $  1.25    $  1.26    $  1.27    $  1.27    $  1.24    $  1.18    $  1.14     $ 1.10     $ 1.06
Number of Units
 Outstanding (in 000s)
 (end of period)......   82,631    100,042    130,435    208,084    205,310    133,091    248,786    105,842     43,157     32,709


                               MAINSTAY VP
                             COMMON STOCK--
                              SERVICE CLASS
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $12.44   $11.40   $10.00
Accumulation Unit
 Value (end of
 period)..............  $13.17   $12.44   $11.40
Number of Units
 Outstanding (in 000s)
 (end of period)......     539      387      162


                                                          MAINSTAY VP COMMON STOCK--INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Accumulation Unit
 Value (beginning of
 period)..............   $22.23     $20.33     $16.31     $21.84     $26.71     $28.02     $21.87     $17.52     $14.01     $11.42
Accumulation Unit
 Value (end of
 period)..............   $23.61     $22.23     $20.33     $16.31     $21.84     $26.71     $28.02     $21.87     $17.52     $14.01
Number of Units
 Outstanding (in 000s)
 (end of period)......    9,934     12,168     13,689     14,959     16,447     15,714     11,321      8,239      4,979      2,276

                                 MAINSTAY VP
                                CONVERTIBLE--
                                SERVICE CLASS
                        -----------------------------
                          2005       2004     2003(D)
                        --------   --------   -------
Accumulation Unit
 Value (beginning of
 period)..............   $11.48     $10.99    $10.00
Accumulation Unit
 Value (end of
 period)..............   $12.03     $11.48    $10.99
Number of Units
 Outstanding (in 000s)
 (end of period)......    1,105        884       347


                                                          MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                        ----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997     1996(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value (beginning of
 period)..............   $17.59     $16.81     $13.95     $15.36     $15.92     $17.00     $12.14     $11.78     $10.35    $10.00
Accumulation Unit
 Value (end of
 period)..............   $18.49     $17.59     $16.81     $13.95     $15.36     $15.92     $17.00     $12.14     $11.78    $10.35
Number of Units
 Outstanding (in 000s)
 (end of period)......    7,778      9,263     10,078      9,467      9,385      7,873      3,826      3,139      2,205     1,250



                               MAINSTAY VP
                           DEVELOPING GROWTH--
                              SERVICE CLASS
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $12.11   $11.63   $10.00
Accumulation Unit
 Value
 (end of period)......  $13.34   $12.11   $11.63
Number of Units
 Outstanding (in 000s)
 (end of period)......     235      161       55

                                                                                                                MAINSTAY VP
                                                                                                                 FLOATING
                                                                                                                  RATE--
                                            MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS                       SERVICE CLASS
                        ------------------------------------------------------------------------------------   -------------
                          2005       2004       2003       2002       2001       2000       1999     1998(B)      2005(H)
                        --------   --------   --------   --------   --------   --------   --------   -------   -------------
Accumulation Unit
 Value
 (beginning of
 period)..............   $ 8.66     $ 8.30     $ 6.07     $ 8.67     $ 9.49     $11.89     $ 9.12    $10.00       $10.00
Accumulation Unit
 Value
 (end of period)......   $ 9.57     $ 8.66     $ 8.30     $ 6.07     $ 8.67     $ 9.49     $11.89    $ 9.12       $10.10
Number of Units
 Outstanding (in 000s)
 (end of period)......    1,609      2,817      3,094      2,893      2,959      3,141      2,276     1,573        3,612


                                 MAINSTAY VP
                                GOVERNMENT--
                                SERVICE CLASS
                        -----------------------------
                          2005       2004     2003(D)
                        --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $ 9.91     $ 9.75    $10.00
Accumulation Unit
 Value
 (end of period)......   $ 9.97     $ 9.91    $ 9.75
Number of Units
 Outstanding (in 000s)
 (end of period)......      881        614       272


                                                           MAINSTAY VP GOVERNMENT--INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Accumulation Unit
 Value
 (beginning of
 period)..............   $15.46     $15.17     $15.10     $13.94     $13.26     $11.98     $12.37     $11.51     $10.66     $10.57
Accumulation Unit
 Value
 (end of period)......   $15.61     $15.46     $15.17     $15.10     $13.94     $13.26     $11.98     $12.37     $11.51     $10.66
Number of Units
 Outstanding (in 000s)
 (end of period)......    6,756      8,248     11,183     15,260      8,293      4,508      5,008      3,208      1,103        855


------------

(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.


(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


(h) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                              SEPARATE ACCOUNT-III
                        CONDENSED FINANCIAL INFORMATION


    The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division, which were available for sale, for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2000 and for the years in the period then ended, where applicable, are derived from the financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995.


    SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS TO A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

                         MAINSTAY VP           MAINSTAY VP
                         BALANCED--           BASIC VALUE--
                        SERVICE CLASS         SERVICE CLASS
                        -------------   -------------------------
                           2005(H)       2005     2004    2003(D)
                        -------------   ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............     $10.00       $12.40   $11.32   $10.00
Accumulation Unit
 Value
 (end of period)......     $10.46       $12.87   $12.40   $11.32
Number of Units
 Outstanding (in 000s)
 (end of period)......      3,115          332      251       73


                                        MAINSTAY VP BASIC VALUE--INITIAL CLASS
                        ----------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999    1998(B)
                        ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $11.18   $10.18   $ 8.07   $10.61   $11.27   $10.72   $10.19   $10.00
Accumulation Unit
 Value
 (end of period)......  $11.63   $11.18   $10.18   $ 8.07   $10.61   $11.27   $10.72   $10.19
Number of Units
 Outstanding (in 000s)
 (end of period)......   2,904    3,342    3,407    4,314    4,211    3,356    2,397    1,629

                               MAINSTAY VP
                                 BOND--
                              SERVICE CLASS
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $10.15   $ 9.91   $10.00
Accumulation Unit
 Value
 (end of period)......  $10.20   $10.15   $ 9.91
Number of Units
 Outstanding (in 000s)
 (end of period)......   1,110      737      296


                                                    MAINSTAY VP BOND--INITIAL CLASS
                        ---------------------------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996
                        ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit
 Value
 (beginning of
 period)..............  $16.01   $15.60   $15.14   $14.02   $13.01   $12.02   $12.37   $11.50   $10.64   $10.57
Accumulation Unit
 Value
 (end of period)......  $16.14   $16.01   $15.60   $15.14   $14.02   $13.01   $12.02   $12.37   $11.50   $10.64
Number of Units
 Outstanding (in 000s)
 (end of period)......   8,911   10,346   12,616   14,282   11,339    6,588    6,871    4,993    1,981    1,193


                               MAINSTAY VP
                         CAPITAL APPRECIATION--
                              SERVICE CLASS
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $11.42   $11.15   $10.00
Accumulation Unit
 Value
 (end of period)......  $12.17   $11.42   $11.15
Number of Units
 Outstanding (in 000s)
 (end of period)......     788      653      248


                                            MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                        ---------------------------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996
                        ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit
 Value
 (beginning of
 period)..............  $16.70   $16.26   $12.98   $19.03   $25.14   $28.55   $23.09   $16.95   $13.92   $11.89
Accumulation Unit
 Value
 (end of period)......  $17.85   $16.70   $16.26   $12.98   $19.03   $25.14   $28.55   $23.09   $16.95   $13.92
Number of Units
 Outstanding (in 000s)
 (end of period)......  15,825   20,255   23,240   25,441   29,099   29,793   23,024   15,940   11,001    6,949


                                                                MAINSTAY VP CASH MANAGEMENT
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Accumulation Unit
 Value
 (beginning of
 period)..............  $  1.25    $  1.26    $  1.27    $  1.27    $  1.24    $  1.18    $  1.14    $  1.10     $ 1.06     $ 1.03
Accumulation Unit
 Value
 (end of period)......  $  1.27    $  1.25    $  1.26    $  1.27    $  1.27    $  1.24    $  1.18    $  1.14     $ 1.10     $ 1.06
Number of Units
 Outstanding (in 000s)
 (end of period)......   82,631    100,042    130,435    208,084    205,310    133,091    248,786    105,842     43,157     32,709


                               MAINSTAY VP
                             COMMON STOCK--
                              SERVICE CLASS
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $12.44   $11.40   $10.00
Accumulation Unit
 Value (end of
 period)..............  $13.17   $12.44   $11.40
Number of Units
 Outstanding (in 000s)
 (end of period)......     539      387      162


                                                          MAINSTAY VP COMMON STOCK--INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Accumulation Unit
 Value (beginning of
 period)..............   $22.23     $20.33     $16.31     $21.84     $26.71     $28.02     $21.87     $17.52     $14.01     $11.42
Accumulation Unit
 Value (end of
 period)..............   $23.61     $22.23     $20.33     $16.31     $21.84     $26.71     $28.02     $21.87     $17.52     $14.01
Number of Units
 Outstanding (in 000s)
 (end of period)......    9,934     12,168     13,689     14,959     16,447     15,714     11,321      8,239      4,979      2,276

                                 MAINSTAY VP
                                CONVERTIBLE--
                                SERVICE CLASS
                        -----------------------------
                          2005       2004     2003(D)
                        --------   --------   -------
Accumulation Unit
 Value (beginning of
 period)..............   $11.48     $10.99    $10.00
Accumulation Unit
 Value (end of
 period)..............   $12.03     $11.48    $10.99
Number of Units
 Outstanding (in 000s)
 (end of period)......    1,105        884       347


                                                          MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                        ----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997     1996(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value (beginning of
 period)..............   $17.59     $16.81     $13.95     $15.36     $15.92     $17.00     $12.14     $11.78     $10.35    $10.00
Accumulation Unit
 Value (end of
 period)..............   $18.49     $17.59     $16.81     $13.95     $15.36     $15.92     $17.00     $12.14     $11.78    $10.35
Number of Units
 Outstanding (in 000s)
 (end of period)......    7,778      9,263     10,078      9,467      9,385      7,873      3,826      3,139      2,205     1,250



                               MAINSTAY VP
                           DEVELOPING GROWTH--
                              SERVICE CLASS
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $12.11   $11.63   $10.00
Accumulation Unit
 Value
 (end of period)......  $13.34   $12.11   $11.63
Number of Units
 Outstanding (in 000s)
 (end of period)......     235      161       55

                                                                                                                MAINSTAY VP
                                                                                                                 FLOATING
                                                                                                                  RATE--
                                            MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS                       SERVICE CLASS
                        ------------------------------------------------------------------------------------   -------------
                          2005       2004       2003       2002       2001       2000       1999     1998(B)      2005(H)
                        --------   --------   --------   --------   --------   --------   --------   -------   -------------
Accumulation Unit
 Value
 (beginning of
 period)..............   $ 8.66     $ 8.30     $ 6.07     $ 8.67     $ 9.49     $11.89     $ 9.12    $10.00       $10.00
Accumulation Unit
 Value
 (end of period)......   $ 9.57     $ 8.66     $ 8.30     $ 6.07     $ 8.67     $ 9.49     $11.89    $ 9.12       $10.10
Number of Units
 Outstanding (in 000s)
 (end of period)......    1,609      2,817      3,094      2,893      2,959      3,141      2,276     1,573        3,612


                                 MAINSTAY VP
                                GOVERNMENT--
                                SERVICE CLASS
                        -----------------------------
                          2005       2004     2003(D)
                        --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $ 9.91     $ 9.75    $10.00
Accumulation Unit
 Value
 (end of period)......   $ 9.97     $ 9.91    $ 9.75
Number of Units
 Outstanding (in 000s)
 (end of period)......      881        614       272


                                                           MAINSTAY VP GOVERNMENT--INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Accumulation Unit
 Value
 (beginning of
 period)..............   $15.46     $15.17     $15.10     $13.94     $13.26     $11.98     $12.37     $11.51     $10.66     $10.57
Accumulation Unit
 Value
 (end of period)......   $15.61     $15.46     $15.17     $15.10     $13.94     $13.26     $11.98     $12.37     $11.51     $10.66
Number of Units
 Outstanding (in 000s)
 (end of period)......    6,756      8,248     11,183     15,260      8,293      4,508      5,008      3,208      1,103        855


------------

(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.


(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


(h) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                                 MAINSTAY VP
                                 HIGH YIELD
                              CORPORATE BOND--
                                SERVICE CLASS
                        -----------------------------
                          2005       2004     2003(D)
                        --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $12.65     $11.41    $10.00
Accumulation Unit
 Value
 (end of period)......   $12.81     $12.65    $11.41
Number of Units
 Outstanding (in 000s)
 (end of period)......    3,920      2,643       920


                                                   MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Accumulation Unit
 Value
 (beginning of
 period)..............   $22.70     $20.42     $15.19     $15.09     $14.59     $15.72     $14.12     $13.95     $12.52     $10.83
Accumulation Unit
 Value
 (end of period)......   $23.05     $22.70     $20.42     $15.19     $15.09     $14.59     $15.72     $14.12     $13.95     $12.52
Number of Units
 Outstanding (in 000s)
 (end of period)......   23,132     27,478     30,240     27,478     28,228     25,693     25,509     21,960     14,577      6,539


                                 MAINSTAY VP
                              INCOME & GROWTH--
                                SERVICE CLASS
                        -----------------------------
                          2005       2004     2003(D)
                        --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $12.27     $11.07    $10.00
Accumulation Unit
 Value
 (end of period)......   $12.64     $12.27    $11.07
Number of Units
 Outstanding (in 000s)
 (end of period)......      302        200        45


                                             MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
                        ------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999     1998(B)
                        --------   --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $11.19     $10.07     $ 7.94     $10.00     $11.08     $12.59     $10.86    $10.00
Accumulation Unit
 Value
 (end of period)......   $11.55     $11.19     $10.07     $ 7.94     $10.00     $11.08     $12.59    $10.86
Number of Units
 Outstanding (in 000s)
 (end of period)......    3,636      4,151      4,374      5,461      5,593      5,454      3,997     2,263


                                 MAINSTAY VP
                           INTERNATIONAL EQUITY--
                                SERVICE CLASS
                        -----------------------------
                          2005       2004     2003(D)
                        --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $13.55     $11.74    $10.00
Accumulation Unit
 Value
 (end of period)......   $14.39     $13.55    $11.74
Number of Units
 Outstanding (in 000s)
 (end of period)......      869        441       114


                                                      MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Accumulation Unit
 Value
 (beginning of
 period)..............   $18.09     $15.63     $12.19     $12.94     $15.26     $18.88     $14.95     $12.32     $11.88     $10.90
Accumulation Unit
 Value
 (end of period)......   $19.26     $18.09     $15.63     $12.19     $12.94     $15.26     $18.88     $14.95     $12.32     $11.88
Number of Units
 Outstanding (in 000s)
 (end of period)......    3,484      2,925      2,229      1,933      1,537      1,556      1,204      1,012        932        692

                                 MAINSTAY VP
                             LARGE CAP GROWTH--
                                SERVICE CLASS
                        -----------------------------
                          2005       2004     2003(D)
                        --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $10.67     $11.11    $10.00
Accumulation Unit
 Value
 (end of period)......   $10.96     $10.67    $11.11
Number of Units
 Outstanding (in 000s)
 (end of period)......      278        191        74


                                                            MAINSTAY VP
                                                  LARGE CAP GROWTH--INITIAL CLASS
                        ------------------------------------------------------------------------------------
                          2005       2004       2003       2002       2001       2000       1999     1998(B)
                        --------   --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $11.98     $12.44     $ 9.85     $13.92     $16.92     $19.06     $11.68    $10.00
Accumulation Unit
 Value
 (end of period)......   $12.33     $11.98     $12.44     $ 9.85     $13.92     $16.92     $19.06    $11.68
Number of Units
 Outstanding (in 000s)
 (end of period)......    5,180      6,615      7,818      8,375      9,537      9,323      2,730     1,408


                                 MAINSTAY VP
                                   MID CAP                                  MAINSTAY VP
                                   CORE--                                 MID CAP CORE--
                                SERVICE CLASS                              INITIAL CLASS
                        -----------------------------   ---------------------------------------------------
                          2005       2004     2003(D)     2005       2004       2003       2002     2001(C)
                        --------   --------   -------   --------   --------   --------   --------   -------
Accumulation Unit
 Value (beginning of
 period)..............   $14.19     $11.80    $10.00     $12.92     $10.73     $ 8.03     $ 9.35    $10.00
Accumulation Unit
 Value
 (end of period)......   $16.17     $14.19    $11.80     $14.77     $12.92     $10.73     $ 8.03    $ 9.35
Number of Units
 Outstanding (in 000s)
 (end of period)......      740        414       125      3,204      2,964      2,245      1,872       734

                                 MAINSTAY VP
                                   MID CAP                                  MAINSTAY VP
                                  GROWTH--                               MID CAP GROWTH--
                                SERVICE CLASS                              INITIAL CLASS
                        -----------------------------   ---------------------------------------------------
                          2005       2004     2003(D)     2005       2004       2003       2002     2001(C)
                        --------   --------   -------   --------   --------   --------   --------   -------
Accumulation Unit
 Value (beginning of
 period)..............   $14.56     $12.07    $10.00     $11.05     $ 9.14     $ 6.40     $ 9.09    $10.00
Accumulation Unit
 Value
 (end of period)......   $16.77     $14.56    $12.07     $12.76     $11.05     $ 9.14     $ 6.40    $ 9.09
Number of Units
 Outstanding (in 000s)
 (end of period)......    1,104        653       197      5,239      4,905      3,998      1,768       855


                             MAINSTAY VP MID CAP
                                   VALUE--                              MAINSTAY VP MID CAP
                                SERVICE CLASS                          VALUE--INITIAL CLASS
                        -----------------------------   ---------------------------------------------------
                          2005       2004     2003(D)     2005       2004       2003       2002     2001(C)
                        --------   --------   -------   --------   --------   --------   --------   -------
Accumulation Unit
 Value (beginning of
 period)..............   $13.41     $11.60    $10.00     $12.20     $10.53     $ 8.28     $ 9.83    $10.00
Accumulation Unit
 Value
 (end of period)......   $13.94     $13.41    $11.60     $12.72     $12.20     $10.53     $ 8.28    $ 9.83
Number of Units
 Outstanding (in 000s)
 (end of period)......    1,298        688       207      7,547      7,353      6,201      5,378     1,781


                             MAINSTAY VP
                           S&P 500 INDEX--
                            SERVICE CLASS
                      -------------------------
                       2005     2004    2003(D)
                      ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)............  $12.24   $11.26   $10.00
Accumulation Unit
 Value
 (end of period)....  $12.61   $12.24   $11.26
Number of Units
 Outstanding (in
 000s) (end of
 period)............   2,570    1,713      606


                                             MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                      ---------------------------------------------------------------------------------------
                       2005     2004     2003     2002     2001     2000     1999     1998     1997     1996
                      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit
 Value (beginning of
 period)............  $22.60   $20.74   $16.41   $21.39   $24.68   $27.60   $23.19   $18.30   $13.97   $11.58
Accumulation Unit
 Value
 (end of period)....  $23.35   $22.60   $20.74   $16.41   $21.39   $24.68   $27.60   $23.19   $18.30   $13.97
Number of Units
 Outstanding (in
 000s) (end of
 period)............  19,872   23,603   25,814   27,274   30,265   30,595   24,805   17,575    9,982    4,327

                             MAINSTAY VP
                         SMALL CAP GROWTH--
                            SERVICE CLASS
                      -------------------------
                       2005     2004    2003(D)
                      ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)............  $13.17   $12.24   $10.00
Accumulation Unit
 Value
 (end of period)....  $13.48   $13.17   $12.24
Number of Units
 Outstanding (in
 000s) (end of
 period)............     921      593      192


                      MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
                      -------------------------------------------
                       2005     2004     2003     2002    2001(C)
                      ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)............  $10.37   $ 9.61   $ 6.88   $ 9.48   $10.00
Accumulation Unit
 Value
 (end of period)....  $10.64   $10.37   $ 9.61   $ 6.88   $ 9.48
Number of Units
 Outstanding (in
 000s) (end of
 period)............   3,613    4,375    4,177    2,600    1,286


------------

(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.


(c) For the period July 6, 2001 (commencement of operations) through December 31, 2001.


(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

                           JANUS ASPEN SERIES
                           WORLDWIDE GROWTH--
                             SERVICE SHARES
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $11.88   $11.53   $10.00
Accumulation Unit
 Value
 (end of period)......  $12.37   $11.88   $11.53
Number of Units
 Outstanding (in 000s)
 (end of period)......     416      297      121


                                       JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                        ----------------------------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999     1998     1997    1996(A)
                        ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $15.18   $14.70   $12.02   $16.36   $21.39   $25.73   $15.86   $12.48   $10.36   $10.00
Accumulation Unit
 Value
 (end of period)......  $15.85   $15.18   $14.70   $12.02   $16.36   $21.39   $25.73   $15.86   $12.48   $10.36
Number of Units
 Outstanding (in 000s)
 (end of period)......  11,939   15,251   18,103   20,859   23,563   23,672   12,816    7,855    4,392      269

                                 MFS(R)
                        INVESTORS TRUST SERIES--
                              SERVICE CLASS
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $11.91   $10.86   $10.00
Accumulation Unit
 Value
 (end of period)......  $12.56   $11.91   $10.86
Number of Units
 Outstanding (in 000s)
 (end of period)......      92       70       12


                                     MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                        ----------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999    1998(B)
                        ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $ 9.35   $ 8.52   $ 7.07   $ 9.07   $10.95   $11.12   $10.57   $10.00
Accumulation Unit
 Value
 (end of period)......  $ 9.90   $ 9.35   $ 8.52   $ 7.07   $ 9.07   $10.95   $11.12   $10.57
Number of Units
 Outstanding (in 000s)
 (end of period)......   2,160    2,599    2,885    3,138    3,303    2,695    1,685      435



                                 MFS(R)
                            RESEARCH SERIES--
                              SERVICE CLASS
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $12.56   $11.02   $10.00
Accumulation Unit
 Value
 (end of period)......  $13.33   $12.56   $11.02
Number of Units
 Outstanding (in 000s)
 (end of period)......     112       74       35


                                        MFS(R) RESEARCH SERIES--INITIAL CLASS
                        ----------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999    1998(B)
                        ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $10.09   $ 8.84   $ 7.19   $ 9.66   $12.44   $13.25   $10.83   $10.00
Accumulation Unit
 Value
 (end of period)......  $10.73   $10.09   $ 8.84   $ 7.19   $ 9.66   $12.44   $13.25   $10.83
Number of Units
 Outstanding (in 000s)
 (end of period)......   2,867    3,422    3,779    4,107    4,857    4,054      999      252

                                                NEUBERGER
                              MFS(R)            BERMAN AMT        ROYCE       ROYCE
                        UTILITIES SERIES--       MID-CAP        MICRO-CAP   SMALL-CAP
                          SERVICE CLASS      GROWTH--CLASS S    PORTFOLIO   PORTFOLIO
                        ------------------   ----------------   ---------   ---------
                         2005     2004(G)     2005    2004(G)    2005(H)     2005(H)
                        -------   --------   ------   -------   ---------   ---------
Accumulation Unit
 Value (beginning of
 period)..............  $13.86     $10.83    $12.48   $10.91     $10.00      $10.00
Accumulation Unit
 Value
 (end of period)......  $15.94     $13.86    $13.96   $12.48     $12.16      $11.18
Number of Units
 Outstanding (in 000s)
 (end of period)......   4,346      1,092       236      109        159         387


                              T. ROWE PRICE
                              EQUITY INCOME
                              PORTFOLIO--II
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $12.66   $11.20   $10.00
Accumulation Unit
 Value
 (end of period)......  $12.94   $12.66   $11.20
Number of Units
 Outstanding (in 000s)
 (end of period)......   1,460      765      224


                                        T. ROWE PRICE EQUITY INCOME PORTFOLIO
                        ----------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999    1998(B)
                        ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $13.88   $12.25   $ 9.90   $11.55   $11.55   $10.36   $10.13   $10.00
Accumulation Unit
 Value
 (end of period)......  $14.22   $13.88   $12.25   $ 9.90   $11.55   $11.55   $10.36   $10.13
Number of Units
 Outstanding (in 000s)
 (end of period)......  10,552   10,397    9,625    9,056    7,398    3,679    2,387      995



                                            VAN ECK WORLDWIDE HARD ASSETS
                        ----------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999    1998(B)
                        ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $15.55   $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02   $10.00
Accumulation Unit
 Value
 (end of period)......  $23.26   $15.55   $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02
Number of Units
 Outstanding (in 000s)
 (end of period)......   2,840    1,271      805      714      378      469      216       53

                               VAN KAMPEN
                          UIF EMERGING MARKETS
                                EQUITY--
                                CLASS II
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $16.63   $13.71   $10.00
Accumulation Unit
 Value
 (end of period)......  $21.93   $16.63   $13.71
Number of Units
 Outstanding (in 000s)
 (end of period)......     304      134       31


                                            VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
                        ----------------------------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999     1998     1997    1996(A)
                        ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $12.70   $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00   $10.00
Accumulation Unit
 Value
 (end of period)......  $16.76   $12.70   $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00
Number of Units
 Outstanding (in 000s)
 (end of period)......   3,378    3,076    3,161    3,213    3,172    3,358    1,659      841      827       80


                            VICTORY VIF
                        DIVERSIFIED STOCK--
                           CLASS A SHARES
                        --------------------
                          2005      2004(G)
                        --------   ---------
Accumulation Unit
 Value (beginning of
 period)..............   $11.19     $10.00
Accumulation Unit
 Value
 (end of period)......   $12.00     $11.19
Number of Units
 Outstanding (in 000s)
 (end of period)......      483        184


------------

(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.


(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


(g) For the period May 1, 2004 (commencement of operations) through December 31, 2004.


(h) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                           JANUS ASPEN SERIES
                           WORLDWIDE GROWTH--
                             SERVICE SHARES
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $11.88   $11.53   $10.00
Accumulation Unit
 Value
 (end of period)......  $12.37   $11.88   $11.53
Number of Units
 Outstanding (in 000s)
 (end of period)......     416      297      121


                                       JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                        ----------------------------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999     1998     1997    1996(A)
                        ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $15.18   $14.70   $12.02   $16.36   $21.39   $25.73   $15.86   $12.48   $10.36   $10.00
Accumulation Unit
 Value
 (end of period)......  $15.85   $15.18   $14.70   $12.02   $16.36   $21.39   $25.73   $15.86   $12.48   $10.36
Number of Units
 Outstanding (in 000s)
 (end of period)......  11,939   15,251   18,103   20,859   23,563   23,672   12,816    7,855    4,392      269

                                 MFS(R)
                        INVESTORS TRUST SERIES--
                              SERVICE CLASS
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $11.91   $10.86   $10.00
Accumulation Unit
 Value
 (end of period)......  $12.56   $11.91   $10.86
Number of Units
 Outstanding (in 000s)
 (end of period)......      92       70       12


                                     MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                        ----------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999    1998(B)
                        ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $ 9.35   $ 8.52   $ 7.07   $ 9.07   $10.95   $11.12   $10.57   $10.00
Accumulation Unit
 Value
 (end of period)......  $ 9.90   $ 9.35   $ 8.52   $ 7.07   $ 9.07   $10.95   $11.12   $10.57
Number of Units
 Outstanding (in 000s)
 (end of period)......   2,160    2,599    2,885    3,138    3,303    2,695    1,685      435



                                 MFS(R)
                            RESEARCH SERIES--
                              SERVICE CLASS
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $12.56   $11.02   $10.00
Accumulation Unit
 Value
 (end of period)......  $13.33   $12.56   $11.02
Number of Units
 Outstanding (in 000s)
 (end of period)......     112       74       35


                                        MFS(R) RESEARCH SERIES--INITIAL CLASS
                        ----------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999    1998(B)
                        ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $10.09   $ 8.84   $ 7.19   $ 9.66   $12.44   $13.25   $10.83   $10.00
Accumulation Unit
 Value
 (end of period)......  $10.73   $10.09   $ 8.84   $ 7.19   $ 9.66   $12.44   $13.25   $10.83
Number of Units
 Outstanding (in 000s)
 (end of period)......   2,867    3,422    3,779    4,107    4,857    4,054      999      252

                                                NEUBERGER
                              MFS(R)            BERMAN AMT        ROYCE       ROYCE
                        UTILITIES SERIES--        MIDCAP        MICRO-CAP   SMALL-CAP
                          SERVICE CLASS      GROWTH--CLASS S    PORTFOLIO   PORTFOLIO
                        ------------------   ----------------   ---------   ---------
                         2005     2004(G)     2005    2004(G)    2005(H)     2005(H)
                        -------   --------   ------   -------   ---------   ---------
Accumulation Unit
 Value (beginning of
 period)..............  $13.86     $10.83    $12.48   $10.91     $10.00      $10.00
Accumulation Unit
 Value
 (end of period)......  $15.94     $13.86    $13.96   $12.48     $12.16      $11.18
Number of Units
 Outstanding (in 000s)
 (end of period)......   4,346      1,092       236      109        159         387


                              T. ROWE PRICE
                              EQUITY INCOME
                              PORTFOLIO--II
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $12.66   $11.20   $10.00
Accumulation Unit
 Value
 (end of period)......  $12.94   $12.66   $11.20
Number of Units
 Outstanding (in 000s)
 (end of period)......   1,460      765      224


                                        T. ROWE PRICE EQUITY INCOME PORTFOLIO
                        ----------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999    1998(B)
                        ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $13.88   $12.25   $ 9.90   $11.55   $11.55   $10.36   $10.13   $10.00
Accumulation Unit
 Value
 (end of period)......  $14.22   $13.88   $12.25   $ 9.90   $11.55   $11.55   $10.36   $10.13
Number of Units
 Outstanding (in 000s)
 (end of period)......  10,552   10,397    9,625    9,056    7,398    3,679    2,387      995



                                            VAN ECK WORLDWIDE HARD ASSETS
                        ----------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999    1998(B)
                        ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $15.55   $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02   $10.00
Accumulation Unit
 Value
 (end of period)......  $23.26   $15.55   $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02
Number of Units
 Outstanding (in 000s)
 (end of period)......   2,840    1,271      805      714      378      469      216       53

                               VAN KAMPEN
                          UIF EMERGING MARKETS
                                EQUITY--
                                CLASS II
                        -------------------------
                         2005     2004    2003(D)
                        ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $16.63   $13.71   $10.00
Accumulation Unit
 Value
 (end of period)......  $21.93   $16.63   $13.71
Number of Units
 Outstanding (in 000s)
 (end of period)......     304      134       31


                                            VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
                        ----------------------------------------------------------------------------------------
                         2005     2004     2003     2002     2001     2000     1999     1998     1997    1996(A)
                        ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $12.70   $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00   $10.00
Accumulation Unit
 Value
 (end of period)......  $16.76   $12.70   $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00
Number of Units
 Outstanding (in 000s)
 (end of period)......   3,378    3,076    3,161    3,213    3,172    3,358    1,659      841      827       80


                            VICTORY VIF
                        DIVERSIFIED STOCK--
                           CLASS A SHARES
                        --------------------
                          2005      2004(G)
                        --------   ---------
Accumulation Unit
 Value (beginning of
 period)..............   $11.19     $10.00
Accumulation Unit
 Value
 (end of period)......   $12.00     $11.19
Number of Units
 Outstanding (in 000s)
 (end of period)......      483        184


------------

(a) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(b) For the period May 1, 1998 (commencement of operations) through December 31, 1998.


(d) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


(g) For the period May 1, 2004 (commencement of operations) through December 31, 2004.


(h) For the period May 1, 2005 (commencement of operations) through December 31, 2005.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $69.4 billion at the end of 2005. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNTS

     Separate Accounts-I and II were established on October 5, 1992; Separate Account-III was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Accounts are registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Accounts.

     Although the assets of each Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of the Fixed Account and any other separate account of NYLIAC.


     Separate Accounts-I and II currently have 44 Investment Divisions which are available under the policy; Separate Account-III currently has 74 Investment Divisions, 44 of which are available under the policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC), in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. The amounts We receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:



------------------------------------------------------------------------------------------------------------------------
FUND                                INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
MainStay VP Series Fund, Inc.       New York Life Investment            MainStay VP Conservative Allocation;
                                    Management LLC                      MainStay VP Growth Allocation;
                                                                        MainStay VP Moderate Allocation;
                                                                        MainStay VP Moderate Growth Allocation
                                    Subadviser: MacKay Shields LLC      MainStay VP Balanced;
                                    ("MacKay")                          MainStay VP Bond;
                                                                        MainStay VP Capital Appreciation;
                                                                        MainStay VP Cash Management;
                                                                        MainStay VP Common Stock;
                                                                        MainStay VP Convertible;
                                                                        MainStay VP Floating Rate;
                                                                        MainStay VP Government;
                                                                        MainStay VP High Yield Corporate Bond;
                                                                        MainStay VP International Equity;
                                                                        MainStay VP Mid Cap Core;
                                                                        MainStay VP Mid Cap Growth;
                                                                        MainStay VP Mid Cap Value;
                                                                        MainStay VP S&P 500 Index;
                                                                        MainStay VP Small Cap Growth;
                                                                        MainStay VP Total Return;
                                                                        MainStay VP Value
                                    Subadviser: American Century        MainStay VP Income & Growth
                                    Investment Management, Inc.
                                    Subadviser: The Dreyfus             MainStay VP Basic Value
                                    Corporation
                                    Subadviser: Winslow Capital         MainStay VP Large Cap Growth
                                    Management, Inc.
                                    Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                    LLC
The Alger American Fund             Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.       Calvert Asset Management Advisor    Calvert Social Balanced Portfolio
                                    Inc.
                                    Subadviser: New Amsterdam Partners
                                    LLC SSgA Funds Management, Inc.
Columbia Funds Variable Insurance   Columbia Management Advisors Inc.   Columbia Small Cap Value Fund, Variable Series
Trust
Dreyfus Investment Portfolios       The Dreyfus Corporation             Dreyfus IP Technology Growth


------------------------------------------------------------------------------------------------------------------------
FUND                                INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
Fidelity Variable Insurance         Fidelity Management and Research
Products Fund                       Company
                                    Subadviser: Fidelity Management &   Fidelity(R) VIP Contrafund(R)
                                    Research (U.K.) Inc. ("FMRUK"),
                                    Fidelity Management & Research
                                    (Far East) Inc. ("FMRFE"),
                                    Fidelity Investments Japan Limited
                                    ("FIJL"), FMR Co., Inc. ("FMRC")
                                    Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                    Subadviser: FMRUK, FMRFE, FIJL,     Fidelity(R) VIP Mid Cap
                                    FMRC
Janus Aspen Series                  Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                        Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance Trust     MFS(R) Investment Management        MFS(R) Investors Trust Series;
                                                                        MFS(R) Research Series;
                                                                        MFS(R) Utilities Series
Neuberger Berman Advisers           Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust                    Subadviser: Neuberger Berman, LLC
The Royce Capital Fund              Royce & Associates, LLC             Royce Micro-Cap Portfolio
                                                                        Royce Small-Cap Portfolio
T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Insurance Trust   Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
The Universal Institutional Funds,  Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Inc.                                Management Inc.
Victory Variable Insurance Funds    Victory Capital Management, Inc.    Victory VIF Diversified Stock


     Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisors and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.


     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.


     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS


     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment, or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine in Our sole discretion that marketing, tax, investment or other conditions so warrant. We will make new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as management companies under the Investment Company Act of 1940, (b) deregister them under such Act in the event such registration is no longer required, (c) combine them with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset values on the payable date.

                                  THE POLICIES

     This is a flexible premium policy, which means that additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments and (e) transfer funds among Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. The policyowner may do so by using Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the New York Life LifeStages(R) Flexible Premium Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.


     The following chart outlines some of the different features for each LifeStages(R) variable annuity We offer. The availability of optional policy features such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the features of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.


--------------------------------------------------------------------------------------------------------------------------------
                          LIFESTAGES(R) FLEXIBLE   LIFESTAGES(R) PREMIUM PLUS    LIFESTAGES(R) ELITE    LIFESTAGES(R) ESSENTIALS
                         PREMIUM VARIABLE ANNUITY    ELITE VARIABLE ANNUITY       VARIABLE ANNUITY          VARIABLE ANNUITY
--------------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period  9 Years (7%, 7%, 7%, 6%,  10 Years (8%, 8%, 8%, 7%,    8 Years (8%, 8%, 8%,    7 Years (7%, 7%, 7%, 6%,
                             5%, 4%, 3%, 2%,         6%, 5%, 4%, 3%, 3%,        7%, 6%, 5%, 4%, 3% --   6%, 5%, 4% -- based on
                          1% -- based on policy      3% -- based on each            based on each        each premium payment
                                  date)             premium payment date)*     premium payment date)*            date)
--------------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan                 No               Yes (6 month account)       Yes (6 month account)    Yes (6, 12, 18 month
                                                                                                               accounts)
--------------------------------------------------------------------------------------------------------------------------------
Interest Sweep                     Yes                       Yes                         Yes                      Yes
--------------------------------------------------------------------------------------------------------------------------------
Premium Credit                     No                        Yes                         No                       No
--------------------------------------------------------------------------------------------------------------------------------
Fixed Account                      Yes                       Yes                         Yes                      Yes
                                One-Year                   One-Year                   One-Year                - One-Year
                                                                                                             - Three-Year
--------------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit      3 year reset to age 85            Optional                   Optional          Annual reset to age 80
Guarantee                                           Annual reset to age 80     Annual reset to age 80
--------------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit               N/A             Ages 65 or younger:0.30%    Ages 65 or                         N/A
Reset Charge                                       Ages 66 to 75:   0.35%      younger:       0.30%
                                                                               Ages 66 to 75:   0.35%
--------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense    1.40%                     1.90%                       1.70%                    1.45%
Risk and Administrative  Based on assets of the    Based on Adjusted Premium   Based on Adjusted        Based on assets of the
Costs Charge             Separate Account.         Payments.                   Premium Payments.        Separate Account.
                         Charge is reflected in    Charge is not reflected in  Charge is not reflected  Charge is reflected in
                         the Accumulation Unit     the Accumulation Unit       in the Accumulation      the Accumulation Unit
                         Value                     Value                       Unit Value               Value
--------------------------------------------------------------------------------------------------------------------------------
Annual Policy Service              $30                       $30                         $30                      $30
Charge
--------------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value               $20,000                   $100,000                   $100,000                  $50,000
Required to Waive
Annual Policy Service
Charge
--------------------------------------------------------------------------------------------------------------------------------

-----------------------  --------------------------------------------------------------------------
                          LIFESTAGES(R) PREMIUM     LIFESTAGES(R) SELECT     LIFESTAGES(R) ACCESS
                         PLUS II VARIABLE ANNUITY     VARIABLE ANNUITY         VARIABLE ANNUITY
-----------------------  --------------------------------------------------------------------------
Surrender Charge Period  8 Years (8%, 8%, 8%, 7%,  3 Years (8%, 8%, 7% --            None
                         6%, 5%, 4%, 3% -- based    based on each premium
                         on each premium payment        payment date)
                                 date)*
--------------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan        Yes (6 month account)      Yes (6 and 12 month              No
                                                          accounts)
--------------------------------------------------------------------------------------------------------------------------------
Interest Sweep                     Yes                       Yes                      No
--------------------------------------------------------------------------------------------------------------------------------
Premium Credit                     Yes                       No                       No
--------------------------------------------------------------------------------------------------------------------------------
Fixed Account                      Yes                       Yes                      Yes
                                One-Year                  One-Year                 One-Year
--------------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit      Annual reset to age 80    Annual reset to age 80       Annual reset to
Guarantee                                                                           age 80
--------------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit               N/A                       N/A                      N/A
Reset Charge
--------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense    1.75%                     1.85%                    1.55%
Risk and Administrative  Based on assets of the    Based on assets of the   Based on assets of the
Costs Charge             Separate Account.         Separate Account.        Separate Account.
                         Charge is reflected in    Charge is reflected in   Charge is reflected in
                         the Accumulation Unit     the Accumulation Unit    the Accumulation Unit
                         Value                     Value                    Value
--------------------------------------------------------------------------------------------------------------------------------
Annual Policy Service              $30                       $50                     $40*
Charge
--------------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value              $100,000                  $100,000                  $50,000
Required to Waive
Annual Policy Service
Charge
--------------------------------------------------------------------------------------------------------------------------------



     All policies and features may not be available in all jurisdictions.


 *   May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Code Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, Inherited IRAs, SEP IRA's and SIMPLE IRAs


     (3) Section 457 Deferred Compensation Plans.

     Please see "Federal Tax Matters" for a detailed description of these plans.


     If you are considering a Qualified Policy, or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral that are valuable, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:



     - A guaranteed death benefit, as explained in this prospectus.



     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.



     - A Fixed Account that features a guaranteed fixed interest rate.



     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions contained in the contract.



     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.



     These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because you value the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.


     POLICY APPLICATION AND PREMIUM PAYMENTS


     You can purchase a policy by completing an application. The application is sent to one of NYLIAC's service centers with your initial premium payment. For salary reduction plans, the application is sent to NYLIAC and the policy becomes part of the pre-authorized billing arrangement. If the application is accurate and complete and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt at the service center. If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policyowner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Code. If we issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner.


     Unless We notify you otherwise, We will allocate the initial premium payment in accordance with your instructions. We credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated in the response to Question 15.

     You may allocate premium payments in up to 44 Investment Divisions plus the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.


     Unless We permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

          (a) for TSAs, $50 per month or a $2,000 single premium;

          (b) for IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

          (c) for deferred compensation plans, $50 per month; and

          (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.


          (e) For SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement, an additional $50 per month.


     For Non-Qualified Policies, the minimum initial premium payment is $5,000 single premium or a $2,500 premium payment plus $50 per month as either pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You may make additional premium payments of at least $50 each or such lower amount as We may permit at any time and by any method NYLIAC makes available. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and public and private employee payroll deductions. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law. NYLIAC also reserves the right in its discretion to accept premium payments of less than $50, provided such discretion is exercised in a non-discriminatory manner.


     For policies investing in Separate Accounts-I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:



     (a) For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.



     (b) For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension ("SEP") plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.



     (c) For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.



     (d) For Individual Retirement Annuity ("IRA") policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.


     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify Us to reinstate it, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by providing written notification by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law, in states where approved, you will receive the policy's Accumulation Value on the Business Day We receive the policy, but without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date We receive the policy, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES


     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, unless We agree otherwise.



     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75. We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.


     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See the "FIXED ACCOUNT.")


     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR)").


        - submit your request in writing on a form We approve to the VPSC at the addresses listed in Question 16 of this prospectus (or any other address We indicate to you in writing);

        - use the IVR at 800-598-2019;

        - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or


        - make your request through the Virtual Service Center.


     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency or number of transfers.


     Currently, if you or someone acting on your behalf requests IN WRITING, BY TELEPHONE AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer that exceeds an amount that We determine in Our sole discretion, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.


     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.


       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.


     - Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

               a) impeding a portfolio manager's ability to sustain an investment objective;

               b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

               c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policyowners or trusts that own policies. We may revoke VSC and IVR privileges for certain policyowners (see "Transfer Limits").

     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number (PIN). With your Social Security Number, the PIN will give you access to both the VSC on Our corporate website, WWW.NEWYORKLIFE.COM, and the IVR using the toll-free number 800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions We take based on instructions received through IVR or VSC which We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) and on non-Business Days will be processed as of the next Business Day.


     We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable.


     VSC

     The VSC is open Monday through Saturday, from 7 a.m. until 10 p.m. (Eastern
Time).

     The VSC enables you to:

        -- e-mail your Registered Representative or the VPSC;

        -- obtain current policy values;

        -- transfer assets between investment options;

        -- change the allocation of future premium payments;

        -- reset your PIN;

        -- change your address; and

        -- obtain service forms.

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

        -- obtain current policy values;

        -- transfer assets between investment options;

        -- change the allocation of future premium payments; and

        -- speak with one of Our Customer Service Representatives on Business
           Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

     You may authorize a third party to have access in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current and former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.

     Faxed requests are not acceptable and will not be honored at any time. Additionally, We will not accept emails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under Dollar Cost Averaging as part of your 12 free transfers each Policy Year.

     Under this option, you may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed

Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance remaining in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactive this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process a transfer, NYLIAC must have received a request in writing no later than five Business Days prior to the date the transfers are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All written requests must be sent to the address listed in Question 15 of this prospectus. Facsimile requests will not be accepted or processed.

     You may cancel the Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.


     This feature is available to you at no additional cost.


     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


            AMOUNT            ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE          PURCHASED
 1             $100              $10.00                10.00
 2             $100              $ 8.00                12.50
 3             $100              $12.50                 8.00
 4             $100              $ 7.50                13.33
===================================================================
Total          $400              $38.00                43.83

                  The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                   The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the price fluctuations in each of these Investment Divisions will shift the percentages. If you elect Automatic Asset Reallocation, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). In order to process a reallocation, NYLIAC must receive a request in writing no later than five Business Days prior to the date the reallocation is to take place. If your request for this option is received less than five Business Days prior to the date you request it to begin, the reallocation will begin on the day of the month you specify in the month following the receipt of your request. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. The minimum Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option.

     You may cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.


     This feature is available to you at no additional cost.


     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually) and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). In order to process an Interest Sweep transfer, NYLIAC must receive a request in writing no later than five Business Days prior to the date the transfer is to take place. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. All written requests must be sent to the address listed in Question 15 of this prospectus. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you specify or on the next Business Day (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation options. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 or such a lower amount as We may determine.


     This feature is available to you at no additional cost.


     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit). Unless We notify you otherwise, We will allocate all premium payments to the Investment Divisions and/or the Fixed Account as requested.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units at the value next determined after We receive such premium payment. We determine the value of an Accumulation Unit each Business Day. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests and reflects the deduction of Separate Account charges. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     POLICYOWNER INQUIRIES

     Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Question 15. Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question. Your statement must include the nature of the error, the date of the error, the corresponding telephone reference number if applicable and any other relevant details.

     RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply if you elect to receive Income Payments during the first Policy Year.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative.

     The surrender charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The percentage of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no surrender charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                        POLICY YEAR                           CHARGE
                        -----------                           ------
 1..........................................................    7%
 2..........................................................    7%
 3..........................................................    7%
 4..........................................................    6%
 5..........................................................    5%
 6..........................................................    4%
 7..........................................................    3%
 8..........................................................    2%
 9..........................................................    1%
10+.........................................................    0

     The duration of the surrender charge schedule is based solely on the Policy Date. Additional premium payments do not begin their own surrender charge schedules.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greater of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal; (ii) the Accumulation Value less accumulated premium payments; or (iii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the Policy Year.

     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) when you elect to receive Income Payments in any Policy Year after the first Policy Anniversary;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider;

     (h) when the aggregate surrender charges under a policy exceed 8.5% of the total premium payments; and

     (i) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.20% (annualized) of the daily average Variable Accumulation Value and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, We will add any excess to Our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, We impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to 0.20% for policies investing in Separate Account III and, 0.10% for policies investing in Separate Accounts-I and II of the daily average Variable Accumulation Value.

     (c) Policy Service Charge

     For policies investing in Separate Account III, We deduct a $30 annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $20,000. For policies investing in Separate Accounts-I and II, this charge will be lesser of $30 or 2% of the Accumulation Value if at the end of the Policy Year or on the date of surrender the Accumulation Value is less than $10,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (e) Transfer Fees

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you elect the EBB Rider (IN JURISDICTIONS WHERE AVAILABLE), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this rider.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a purchase payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal (for certain policies) or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to NYLIAC. Facsimile transmissions are not acceptable and will not be honored at any time. These forms must be mailed to Us at the address listed in Question 15. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value on the Business Day during which We receive the request, less any outstanding loan balance, surrender charges, taxes which We may deduct and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.


     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (The penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA plan.) (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")


     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "INCOME PAYMENTS.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")


     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative, less any surrender charge that may apply, to you. For policies investing in Separate Account-III, We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.


     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). In order to process a periodic partial withdrawal, NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify which Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.") If you do not specify otherwise, We will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.

     (d) Hardship Withdrawals


     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.


     REQUIRED MINIMUM DISTRIBUTION OPTION


     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.


     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. Income Payments may begin at any time. You may change the Annuity Commencement Date by providing written notice to NYLIAC. The earliest possible Annuity Commencement Date is the first Policy Anniversary. However, Income Payments generally must begin by the later of age 85 or ten years after the date your policy is issued. If We agree, you may defer the Annuity Commencement Date to a later date provided that We receive written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT


     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:


     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, partial withdrawals made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals less any rider charges. THIS FEATURE IS ONLY AVAILABLE FOR POLICIES INVESTING IN SEPARATE ACCOUNT-III.

     In states where approved, We recalculate the reset value, with respect to any policy, every three years from the date of the initial premium payment ("Reset Anniversary") until you or the Annuitant reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those partial withdrawals and any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your Registered Representative regarding the reset value that is available under your particular policy.

     We have set forth below an example of how the death benefit is calculated. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value is $250,000 in the second Policy Year;

     (3) $20,000 withdrawal is made prior to the policy's third Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the third Policy Anniversary (Reset Anniversary); and

     (5) you die in the fourth Policy Year and the Accumulation Value of the policy has decreased to $175,000.

                           The death benefit is the greater of:
                           (a) Accumulation Value                =    $175,000
                           (b) Premium payments less any
                               partial withdrawals; or           =    $180,000 ($200,000 - $20,000)
                           (c) Reset value (Accumulation Value
                               on third Policy Anniversary)      =    $220,000

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any Life Income Payment option which is then available. If more than one

Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

        (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

        (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the Owner's death. (See "INCOME PAYMENTS.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS" below.)

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. Under the Life Income Payment Option, We will make payments in the same specified amount over the life of the Annuitant with a guarantee that payments will be made for at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. NYLIAC does not currently offer variable Income Payment options.

     If the Life Income Payment Option is not chosen, you may request another method of payment, if We agree to it, at any time before the Annuity Commencement Date. However, once payments begin, you may not change the option. Under the Life Income Payment Option, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater.


     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     Once Income Payments begin, you may not surrender your policy or make any partial withdrawals.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law), in connection with a request.

Situations where payments may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

        (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

        (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

        (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amount due from the Fixed Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals; surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     Under 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974

("ERISA"). Under your 403(b) TSA policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the Contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan, or (b) $50,000 minus your highest outstanding loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New
York), of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New
York), of the outstanding loan balance.


     For plans not subject to ERISA, the interest rate paid by the policyowner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate stated on the policy data page. For plans subject to ERISA, We will apply the interest charged on the loan at the prime rate at the beginning of the calendar year, plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy. For all plans, the interest We charge on the loan accrues daily and is payable as part of the periodic loan repayments.

     You must repay the loan on a periodic basis not less frequent than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death. We also deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal upon default of a loan repayment, including any applicable surrender charges.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

     RIDERS


     At no additional charge, We include two riders under the policy: an Unemployment Benefit rider, for Non-Qualified, IRA, SEP IRA, Roth IRA and SIMPLE IRA policies, and a Living Needs Benefit rider, for all types of policies. Both riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to the imposition of a surrender charge upon the happening of certain qualifying events. We also offer the EBB Rider for an additional charge. The Enhanced Spousal Continuance ("ESC") Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those states where they have been approved.


     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social

Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider


     For all Non-Qualified, IRA, SEP IRA, Roth IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.


     (c) Enhanced Beneficiary Benefit Rider (optional)


     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant), or the Annuitant, die(s) prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.


     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see THE POLICIES--Riders--Enhanced Spousal Continuance Rider) 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES--Riders--Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this Rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (d) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application (see above), your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or Section 457 deferred compensation plans.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provision. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set quarterly on the first day of each new calendar quarter. All premium payments and additional payments (including transfers from other Investment Divisions) allocated to the Fixed Account during a calendar quarter will receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

          3. For policies investing in Separate Accounts-I and II whose applications were signed prior to April 1, 1999, you may transfer an amount from the Fixed Account to the Investment Divisions if on any Policy
     Anniversary: (i) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (ii) within 60 days after that Policy Anniversary, you make a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.

     (c) Bail-Out (For Policies Investing in Separate Accounts-I and II)

     Surrender Charges may be applied to withdrawals from the Fixed Account. (See "SURRENDER CHARGES.") For policies applied for prior to April 1, 1999, in addition to the "Exceptions to Surrender Charges", subject to any applicable state insurance law or regulation, a surrender charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary:
(1) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (2) within 60 days after that Policy Anniversary, you withdraw part or all of that amount allocated to the Fixed Account. We reserve the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.

     The exception described above does not apply to policies applied for on or after April 1, 1999, in states where approved. You should check with your Registered Representative to determine whether this provision is still available in your state.

     Except as part of an existing request relating to the Dollar Cost Averaging or Interest Sweep options, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures or through our Virtual Service Center. All written requests for service must be mailed to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account attributed to additional premium payments or transfers from Investment Divisions in the same order in which you allocated such payments to the Fixed Account during the current Policy Year.

     See the policy itself for details and a description of the Fixed Account.

                              FEDERAL TAX MATTERS

     INTRODUCTION


     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.


     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designed beneficiary (4) received distributions from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.


     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, 408A and 457 of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

     Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


          (e) Simple IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2006 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the calendar year may also elect to make an additional catch-up contribution of $2,500 for 2006 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.



     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.



     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).



     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.



     TAXATION OF DEATH BENEFITS



     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.


                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by Registered Representatives of NYLIFE Securities, Inc. ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.

     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25% of all premiums received. The total commissions paid for the New York Life LifeStages(R) Flexible Premium Variable Annuity policies were as follows:

FOR POLICIES INVESTING IN SEPARATE ACCOUNTS-I AND II:


     For the years ended December 31, 2005, 2004 and 2003, NYLIAC paid commissions of $3,099,250, $3,691,503, and $3,379,640, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

FOR POLICIES INVESTING IN SEPARATE ACCOUNTS-III:


     For the years ended December 31, 2005, 2004 and 2003, NYLIAC paid commissions of $8,244,533, $7,798,714, and $5,469,054 respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.


     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                      STATEMENT OF ADDITIONAL INFORMATION

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:


                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
FINANCIAL STATEMENTS........................................  F-1


        How to obtain a LifeStages(R) Flexible Premium Variable Annuity
                      Statement of Additional Information.

               Call (800) 598-2019 or send this request form to:

                            NYLIAC Variable Products Service Center
                            Madison Square Station
                            P.O. Box 922
                            New York, NY 10159

--------------------------------------------------------------------------------
 Please send me a LifeStages(R) Flexible Premium Variable Annuity Statement of

                   Additional Information dated May 1, 2006:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2006

                                      FOR
         NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus dated May 1, 2006. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, New York 10159. Terms used but not defined in the SAI have the same meaning as in the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus.


                               TABLE OF CONTENTS*

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
     Valuation of Accumulation Units........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    3
     Tax Status of the Policies.............................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
FINANCIAL STATEMENTS........................................  F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                       (a/b)-c

Where:  a = the result of

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charges deducted from the applicable
             Investment Division on a daily basis. Such factor is equal to 1.40% (annualized) for policies investing in Separate Account-III (1.30% (annualized) for policies investing in Separate Accounts-I and II) of the daily average Variable Accumulation Value. (See "Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.


     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the Policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 44 of the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the Policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the policy as an annuity.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and their operations form a part of NYLIAC, they will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that
(a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The policyowner's Beneficiary is the person to whom ownership of the policy passes by reason of death. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special withholding rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Accounts.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS


     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual and/or alleged class action lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquires, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2005 and 2004, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2005 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2005 and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in this Statement of Additional Information. We intend the statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2006



                   to the Prospectuses dated May 1, 2006 for


                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY


                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY


                     LIFESTAGES(R) SELECT VARIABLE ANNUITY


                         LIFESTAGES(R) VARIABLE ANNUITY


                  LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY


               LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY AND


                      LIFESTAGES(R) ELITE VARIABLE ANNUITY


               LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY


                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY



                                  INVESTING IN


               NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



This supplement amends the Prospectus for the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Variable Annuity, LifeStages(R) Elite Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Premium Plus Elite Variable Annuity and the LifeStages(R) Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.



This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2006 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:



A. DEFINITIONS



1. Replace the definition of "Non-Qualified Policies" with the following:



        Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.



2. Replace the definition of "Qualified Policies" with the following:



        Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under
        Section 401(a) of the Code.



3. Add the following definition of "Pension Plan":



        Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.



B. QUESTIONS AND ANSWERS



1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:



        (a) for LifeStages(R) Variable Annuity policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.



          (c) for LifeStages(R) Essentials policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



          (d) for LifeStages(R) Select policies:


              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



          (e) for LifeStages(R) Elite policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



          (f) for LifeStages(R) Premium Plus Elite policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.



          (g) for LifeStages(R) Access policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.



2. For LifeStages(R) Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:



        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.



C. THE POLICIES -- Qualified and Non-Qualified Policies



1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:



        You may purchase a Qualified Policy for use with any one of the retirement plans listed below.



2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:



        If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.



D. THE POLICIES -- Policy Application and Premium Payments



1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:



        (a) for LifeStages(R) Variable Annuity policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.



        (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.



        (c) for LifeStages(R) Essentials policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

        (d) for LifeStages(R) Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



        (e) for LifeStages(R) Elite policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



        (f) for LifeStages(R) Premium Plus Elite policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.



        (g) for LifeStages(R) Access policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.



2. For LifeStages(R) Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:



        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.



E. THE POLICIES -- Riders



1. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:



        At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).



2. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:



        For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.



3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:



        There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.



4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------


                New York Life Insurance and Annuity Corporation


                               51 Madison Avenue


                            New York, New York 10010

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                BALANCED--     BASIC VALUE--        BOND--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  4,028,058     $  2,594,262     $ 28,047,309
  Dividends due and accrued.................................          4,738               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --           (4,674)         (24,605)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         10,469            7,943           85,680
    Administrative charges..................................            872              662            7,140
                                                               ------------     ------------     ------------
      Total net assets......................................   $  4,021,455     $  2,580,983     $ 27,929,884
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  4,021,455     $  2,580,983     $ 27,929,884
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      10.47     $      12.00     $      17.12
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  3,991,641     $  2,208,404     $ 28,935,133
                                                               ============     ============     ============


                                                               MAINSTAY VP
                                                                HIGH YIELD      MAINSTAY VP      MAINSTAY VP
                                                                CORPORATE         INCOME &      INTERNATIONAL
                                                                  BOND--          GROWTH--         EQUITY--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $134,741,145     $  4,999,536     $ 14,930,340
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................       (245,338)          11,876               --
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        414,129           14,552           43,443
    Administrative charges..................................         34,511            1,213            3,620
                                                               ------------     ------------     ------------
      Total net assets......................................   $134,047,167     $  4,995,647     $ 14,883,277
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $134,047,167     $  4,995,647     $ 14,883,277
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      23.44     $      11.89     $      18.79
                                                               ============     ============     ============
Identified Cost of Investment...............................   $126,097,493     $  4,348,229     $ 12,987,266
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


     MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP
       CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP       DEVELOPING       MAINSTAY VP      MAINSTAY VP
    APPRECIATION--        CASH           STOCK--       CONVERTIBLE--       GROWTH--      FLOATING RATE--    GOVERNMENT--
    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     SERVICE CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $116,199,585     $ 16,086,146     $ 64,965,333     $ 17,936,813     $  2,161,443     $  2,875,077      $ 27,360,988
               --           89,242               --               --               --           12,840                --
          (34,252)           3,198          (89,283)         (42,576)              --               --           (12,024)
          343,888           51,906          192,350           53,201            6,006            6,961            84,163
           28,657            4,325           16,029            4,433              500              580             7,014
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $115,792,788     $ 16,122,355     $ 64,667,671     $ 17,836,603     $  2,154,937     $  2,880,376      $ 27,257,787
     ============     ============     ============     ============     ============     ============      ============
     $115,792,788     $ 16,122,355     $ 64,667,671     $ 17,836,603     $  2,154,937     $  2,880,376      $ 27,257,787
     ============     ============     ============     ============     ============     ============      ============
     $      22.85     $       1.35     $      27.32     $      18.60     $      10.61     $      10.10      $      17.38
     ============     ============     ============     ============     ============     ============      ============
     $151,216,049     $ 16,086,076     $ 73,984,100     $ 15,762,460     $  1,791,406     $  2,882,117      $ 28,651,418
     ============     ============     ============     ============     ============     ============      ============


     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
      LARGE CAP          MIDCAP           MIDCAP          MID CAP          S&P 500          SMALLCAP          TOTAL
       GROWTH--          CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--         RETURN--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $  5,059,352     $  8,715,646     $ 12,778,403     $ 15,413,844     $123,210,468     $  5,339,653     $ 85,660,737
               --               --               --               --               --               --               --
               --            3,779              (25)          (6,893)         (80,874)             787          (16,140)
           14,743           24,112           35,553           43,445          366,284           15,023          254,434
            1,229            2,009            2,963            3,620           30,524            1,252           21,203
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  5,043,380     $  8,693,304     $ 12,739,862     $ 15,359,886     $122,732,786     $  5,324,165     $ 85,368,960
     ============     ============     ============     ============     ============     ============     ============
     $  5,043,380     $  8,693,304     $ 12,739,862     $ 15,359,886     $122,732,786     $  5,324,165     $ 85,368,960
     ============     ============     ============     ============     ============     ============     ============
     $      12.62     $      15.06     $      13.53     $      12.92     $      29.36     $      10.65     $      22.74
     ============     ============     ============     ============     ============     ============     ============
     $  5,568,594     $  7,662,338     $  9,665,382     $ 13,632,764     $120,866,947     $  4,644,278     $ 91,995,948
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                    ALGER
                                                                                   AMERICAN
                                                               MAINSTAY VP          SMALL            CALVERT
                                                                 VALUE--       CAPITALIZATION--       SOCIAL
                                                              INITIAL CLASS     CLASS O SHARES       BALANCED
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 45,620,111      $ 10,172,698      $  2,600,330
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (48,580)          (40,622)              (30)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        134,862            28,450             7,787
    Administrative charges..................................         11,239             2,371               649
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 45,425,430      $ 10,101,255      $  2,591,864
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 45,425,430      $ 10,101,255      $  2,591,864
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      21.49      $      11.53      $      19.40
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 39,983,564      $  9,583,112      $  2,388,206
                                                               ============      ============      ============


                                                                  MFS(R)
                                                                INVESTORS          MFS(R)           MFS(R)
                                                                  TRUST           RESEARCH        UTILITIES
                                                                 SERIES--         SERIES--         SERIES--
                                                              INITIAL CLASS    INITIAL CLASS    SERVICE CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  1,329,865     $  1,895,776     $  9,475,097
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (3,549)          (3,583)          89,976
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          3,963            5,552           25,280
    Administrative charges..................................            330              463            2,107
                                                               ------------     ------------     ------------
      Total net assets......................................   $  1,322,023     $  1,886,178     $  9,537,686
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  1,322,023     $  1,886,178     $  9,537,686
                                                               ============     ============     ============
    Variable accumulation unit value........................   $       9.84     $      10.81     $      14.46
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  1,154,499     $  1,745,145     $  8,583,618
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

       COLONIAL                                                                                              JANUS ASPEN
      SMALL CAP                                          FIDELITY(R)                        JANUS ASPEN         SERIES
      VALUE FUND       DREYFUS IP       FIDELITY(R)          VIP           FIDELITY(R)         SERIES         WORLDWIDE
       VARIABLE        TECHNOLOGY           VIP            EQUITY-             VIP           BALANCED--        GROWTH--
       SERIES--         GROWTH--      CONTRAFUND(R)--      INCOME--         MID CAP--      INSTITUTIONAL    INSTITUTIONAL
       CLASS B       INITIAL SHARES    INITIAL CLASS    INITIAL CLASS    SERVICE CLASS 2       SHARES           SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $  1,130,612     $  1,285,291     $ 57,127,793      $ 26,074,796     $  8,101,386      $ 42,421,566     $ 32,272,420
               --               --               --                --               --                --               --
              (25)              --           (8,553)           (3,480)           6,889           (33,963)         (57,961)
            2,908            3,803          166,180            76,947           23,216           127,574           95,552
              242              317           13,848             6,412            1,935            10,631            7,963
     ------------     ------------     ------------      ------------     ------------      ------------     ------------
     $  1,127,437     $  1,281,171     $ 56,939,212      $ 25,987,957     $  8,083,124      $ 42,249,398     $ 32,110,944
     ============     ============     ============      ============     ============      ============     ============
     $  1,127,437     $  1,281,171     $ 56,939,212      $ 25,987,957     $  8,083,124      $ 42,249,398     $ 32,110,944
     ============     ============     ============      ============     ============      ============     ============
     $      11.01     $       9.10     $      24.33      $      18.80     $      16.11      $      21.83     $      16.00
     ============     ============     ============      ============     ============      ============     ============
     $  1,069,436     $  1,214,001     $ 45,486,283      $ 23,511,242     $  6,654,482      $ 41,379,701     $ 52,443,532
     ============     ============     ============      ============     ============      ============     ============


      NEUBERGER                                           T. ROWE                           VAN KAMPEN          VICTORY
      BERMAN AMT                                           PRICE           VAN ECK             UIF                VIF
       MID-CAP           ROYCE            ROYCE            EQUITY         WORLDWIDE          EMERGING         DIVERSIFIED
       GROWTH--        MICRO-CAP        SMALL-CAP          INCOME            HARD            MARKETS        STOCK-- CLASS A
       CLASS S         PORTFOLIO        PORTFOLIO        PORTFOLIO          ASSETS       EQUITY-- CLASS I       SHARES
    -----------------------------------------------------------------------------------------------------------------------
     $    526,766     $    312,685     $    529,779     $ 17,056,099     $  8,001,081      $  9,213,544        $ 740,387
               --               --               --               --               --                --               --
               --               --               --           11,876           (3,223)          (53,547)             (57)
            1,402              552            1,383           49,738           20,494            24,466            2,116
              117               46              115            4,145            1,708             2,039              176
     ------------     ------------     ------------     ------------     ------------      ------------        ---------
     $    525,247     $    312,087     $    528,281     $ 17,014,092     $  7,975,656      $  9,133,492        $ 738,038
     ============     ============     ============     ============     ============      ============        =========
     $    525,247     $    312,087     $    528,281     $ 17,014,092     $  7,975,656      $  9,133,492        $ 738,038
     ============     ============     ============     ============     ============      ============        =========
     $      13.17     $      12.01     $      10.59     $      14.33     $      22.53      $      16.79        $   11.57
     ============     ============     ============     ============     ============      ============        =========
     $    461,518     $    301,708     $    524,329     $ 15,505,506     $  5,666,702      $  5,554,779        $ 681,238
     ============     ============     ============     ============     ============      ============        =========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                BALANCED--     BASIC VALUE--        BOND--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    28,739      $    23,926      $   905,817
  Mortality and expense risk charges........................       (18,118)         (34,977)        (366,456)
  Administrative charges....................................        (1,510)          (2,915)         (30,538)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................         9,111          (13,966)         508,823
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       165,428        1,114,610        6,194,898
  Cost of investments sold..................................      (159,217)      (1,059,162)      (6,038,910)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............         6,211           55,448          155,988
  Realized gain distribution received.......................        15,199           26,621               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        36,418           31,185         (408,736)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................        57,828          113,254         (252,748)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    66,939      $    99,288      $   256,075
                                                               ===========      ===========      ===========


                                                               MAINSTAY VP
                                                                HIGH YIELD      MAINSTAY VP      MAINSTAY VP
                                                                CORPORATE         INCOME &      INTERNATIONAL
                                                                  BOND--          GROWTH--         EQUITY--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 7,911,575      $    57,300      $   239,452
  Mortality and expense risk charges........................    (1,750,604)         (63,648)        (166,981)
  Administrative charges....................................      (145,884)          (5,304)         (13,915)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................     6,015,087          (11,652)          58,556
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    29,306,063        1,827,744        1,912,143
  Cost of investments sold..................................   (32,577,984)      (1,952,737)      (1,488,764)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............    (3,271,921)        (124,993)         423,379
  Realized gain distribution received.......................            --               --          592,752
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (679,967)         309,800         (152,333)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................    (3,951,888)         184,807          863,798
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 2,063,199      $   173,155      $   922,354
                                                               ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


     MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP
       CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP       DEVELOPING       MAINSTAY VP      MAINSTAY VP
    APPRECIATION--        CASH           STOCK--       CONVERTIBLE--       GROWTH--      FLOATING RATE--    GOVERNMENT--
    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     SERVICE CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $     4,986      $   520,427      $   638,171      $   270,144      $        --       $    43,690      $   869,240
      (1,466,841)        (217,185)        (814,445)        (223,363)         (23,929)          (11,037)        (369,353)
        (122,237)         (18,099)         (67,870)         (18,614)          (1,994)             (920)         (30,779)
     -----------      -----------      -----------      -----------      -----------       -----------      -----------
      (1,584,092)         285,143         (244,144)          28,167          (25,923)           31,733          469,108
     -----------      -----------      -----------      -----------      -----------       -----------      -----------
      32,915,555        9,434,185       13,964,818        4,765,464          504,089           289,013        7,760,088
     (30,440,444)      (9,434,900)     (15,289,178)      (4,928,646)        (410,468)         (287,444)      (7,746,385)
     -----------      -----------      -----------      -----------      -----------       -----------      -----------
       2,475,111             (715)      (1,324,360)        (163,182)          93,621             1,569           13,703
              --               --          766,158               --               --                --               --
       6,657,252            1,064        4,793,285        1,016,444          127,020            (7,040)        (155,745)
     -----------      -----------      -----------      -----------      -----------       -----------      -----------
       9,132,363              349        4,235,083          853,262          220,641            (5,471)        (142,042)
     -----------      -----------      -----------      -----------      -----------       -----------      -----------
     $ 7,548,271      $   285,492      $ 3,990,939      $   881,429      $   194,718       $    26,262      $   327,066
     ===========      ===========      ===========      ===========      ===========       ===========      ===========


     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
      LARGE CAP          MIDCAP           MIDCAP          MID CAP          S&P 500          SMALLCAP          TOTAL
       GROWTH--          CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--         RETURN--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $       175      $    45,175      $        --      $   116,723      $ 1,435,258      $        --      $ 1,284,245
         (62,612)         (86,948)        (131,103)        (178,023)      (1,563,954)         (65,042)      (1,091,185)
          (5,218)          (7,246)         (10,925)         (14,835)        (130,330)          (5,420)         (90,932)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         (67,655)         (49,019)        (142,028)         (76,135)        (259,026)         (70,462)         102,128
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
       1,830,153          824,530        1,596,683        2,266,890       26,821,490        1,338,471       22,428,812
      (2,675,758)        (502,415)      (1,069,683)      (1,859,298)     (22,566,445)        (982,541)     (20,593,952)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
        (845,605)         322,115          527,000          407,592        4,255,045          355,930        1,834,860
              --          810,172            5,731          699,273               --           91,861               --
         992,064          (59,964)       1,223,954         (364,553)         (19,649)        (262,627)       2,386,177
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         146,459        1,072,323        1,756,685          742,312        4,235,396          185,164        4,221,037
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
     $    78,804      $ 1,023,304      $ 1,614,657      $   666,177      $ 3,976,370      $   114,702      $ 4,323,165
     ===========      ===========      ===========      ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005

                                                                                    ALGER
                                                                                   AMERICAN
                                                               MAINSTAY VP          SMALL            CALVERT
                                                                 VALUE--       CAPITALIZATION--       SOCIAL
                                                              INITIAL CLASS     CLASS O SHARES       BALANCED
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   537,764       $        --       $    45,859
  Mortality and expense risk charges........................      (571,093)         (114,930)          (32,683)
  Administrative charges....................................       (47,591)           (9,577)           (2,724)
                                                               -----------       -----------       -----------
      Net investment income (loss)..........................       (80,920)         (124,507)           10,452
                                                               -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     8,941,339         1,959,748           949,640
  Cost of investments sold..................................    (9,278,328)       (2,472,098)       (1,101,192)
                                                               -----------       -----------       -----------
      Net realized gain (loss) on investments...............      (336,989)         (512,350)         (151,552)
  Realized gain distribution received.......................            --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     2,626,544         2,021,065           246,745
                                                               -----------       -----------       -----------
      Net gain (loss) on investments........................     2,289,555         1,508,715            95,193
                                                               -----------       -----------       -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 2,208,635       $ 1,384,208       $   105,645
                                                               ===========       ===========       ===========


                                                                  MFS(R)           MFS(R)           MFS(R)
                                                                INVESTORS         RESEARCH        UTILITIES
                                                              TRUST SERIES--      SERIES--         SERIES--
                                                              INITIAL CLASS    INITIAL CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     7,430      $     9,088      $    21,528
  Mortality and expense risk charges........................       (16,122)         (23,224)         (69,059)
  Administrative charges....................................        (1,344)          (1,935)          (5,755)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (10,036)         (16,071)         (53,286)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       297,791          538,198          892,085
  Cost of investments sold..................................      (349,755)        (775,362)        (734,135)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       (51,964)        (237,164)         157,950
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       135,368          380,685          718,092
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................        83,404          143,521          876,042
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    73,368      $   127,450      $   822,756
                                                               ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

       COLONIAL                                                                                              JANUS ASPEN
      SMALL CAP                                          FIDELITY(R)                        JANUS ASPEN         SERIES
      VALUE FUND       DREYFUS IP       FIDELITY(R)          VIP           FIDELITY(R)         SERIES         WORLDWIDE
       VARIABLE        TECHNOLOGY           VIP            EQUITY-             VIP           BALANCED--        GROWTH--
       SERIES--         GROWTH--      CONTRAFUND(R)--      INCOME--         MID CAP--      INSTITUTIONAL    INSTITUTIONAL
       CLASS B       INITIAL SHARES    INITIAL CLASS    INITIAL CLASS    SERVICE CLASS 2       SHARES           SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $        --      $        --       $   156,737      $   434,377       $        --      $   982,119      $   460,773
          (7,166)         (15,877)         (638,558)        (312,749)          (79,215)        (531,368)        (415,637)
            (597)          (1,323)          (53,213)         (26,063)           (6,601)         (44,281)         (34,637)
     -----------      -----------       -----------      -----------       -----------      -----------      -----------
          (7,763)         (17,200)         (535,034)          95,565           (85,816)         406,470           10,499
     -----------      -----------       -----------      -----------       -----------      -----------      -----------
          99,683          647,009         6,405,745        4,113,123         1,002,089       10,577,752       10,138,316
         (98,617)        (665,156)       (4,778,435)      (4,198,026)         (770,615)     (11,359,875)     (15,875,813)
     -----------      -----------       -----------      -----------       -----------      -----------      -----------
           1,066          (18,147)        1,627,310          (84,903)          231,474         (782,123)      (5,737,497)
           1,618               --             9,796          954,558            86,773               --               --
          60,477           42,188         6,672,099          163,871           881,907        3,038,799        6,970,982
     -----------      -----------       -----------      -----------       -----------      -----------      -----------
          63,161           24,041         8,309,205        1,033,526         1,200,154        2,256,676        1,233,485
     -----------      -----------       -----------      -----------       -----------      -----------      -----------
     $    55,398      $     6,841       $ 7,774,171      $ 1,129,091       $ 1,114,338      $ 2,663,146      $ 1,243,984
     ===========      ===========       ===========      ===========       ===========      ===========      ===========


      NEUBERGER                                                                             VAN KAMPEN          VICTORY
      BERMAN AMT                                       T. ROWE PRICE       VAN ECK             UIF                VIF
       MID-CAP           ROYCE            ROYCE            EQUITY         WORLDWIDE          EMERGING         DIVERSIFIED
       GROWTH--        MICRO-CAP        SMALL-CAP          INCOME            HARD            MARKETS        STOCK-- CLASS A
       CLASS S         PORTFOLIO        PORTFOLIO        PORTFOLIO          ASSETS       EQUITY-- CLASS I       SHARES
    -----------------------------------------------------------------------------------------------------------------------
     $        --      $     1,221      $        --      $   262,919      $     9,720       $    27,155        $       506
          (4,286)            (766)          (2,037)        (198,445)         (56,369)          (83,701)            (7,035)
            (357)             (64)            (170)         (16,537)          (4,697)           (6,975)              (586)
     -----------      -----------      -----------      -----------      -----------       -----------        -----------
          (4,643)             391           (2,207)          47,937          (51,346)          (63,521)            (7,115)
     -----------      -----------      -----------      -----------      -----------       -----------        -----------
          64,885            5,760            8,847        2,329,886          570,226           912,579            212,520
         (52,964)          (5,023)          (8,540)      (2,080,058)        (270,861)         (876,392)          (195,492)
     -----------      -----------      -----------      -----------      -----------       -----------        -----------
          11,921              737              307          249,828          299,365            36,187             17,028
              --            3,688            5,306          800,310               --                --                 --
          45,702           10,977            5,450         (668,397)       1,765,111         2,108,391             49,797
     -----------      -----------      -----------      -----------      -----------       -----------        -----------
          57,623           15,402           11,063          381,741        2,064,476         2,144,578             66,825
     -----------      -----------      -----------      -----------      -----------       -----------        -----------
     $    52,980      $    15,793      $     8,856      $   429,678      $ 2,013,130       $ 2,081,057        $    59,710
     ===========      ===========      ===========      ===========      ===========       ===========        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2005
and the year ended December 31, 2004


                                                      MAINSTAY VP            MAINSTAY VP
                                                      BALANCED--            BASIC VALUE--
                                                     SERVICE CLASS          INITIAL CLASS
                                                     -------------   ---------------------------
                                                        2005(A)          2005           2004
                                                     -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $      9,111    $    (13,966)  $     (8,020)
    Net realized gain (loss) on investments........         6,211          55,448        (25,614)
    Realized gain distribution received............        15,199          26,621             --
    Change in unrealized appreciation
      (depreciation) on investments................        36,418          31,185        343,501
                                                     ------------    ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................        66,939          99,288        309,867
                                                     ------------    ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       240,945          47,917         67,509
    Policyowners' surrenders.......................       (75,730)       (569,749)      (157,344)
    Policyowners' annuity and death benefits.......            --        (110,806)       (13,895)
    Net transfers from (to) Fixed Account..........        89,090         (16,272)       (17,063)
    Transfers between Investment Divisions.........     3,700,234        (337,699)       631,024
                                                     ------------    ------------   ------------
      Net contributions and (withdrawals)..........     3,954,539        (986,609)       510,231
                                                     ------------    ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....           (23)            212           (449)
                                                     ------------    ------------   ------------
        Increase (decrease) in net assets..........     4,021,455        (887,109)       819,649
NET ASSETS:
    Beginning of year..............................            --       3,468,092      2,648,443
                                                     ------------    ------------   ------------
    End of year....................................  $  4,021,455    $  2,580,983   $  3,468,092
                                                     ============    ============   ============

                                                                                           MAINSTAY VP
                                                             MAINSTAY VP                   DEVELOPING
                                                            CONVERTIBLE--                   GROWTH--
                                                            INITIAL CLASS                 INITIAL CLASS
                                                     ---------------------------   ---------------------------
                                                         2005           2004           2005           2004
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $     28,167   $     99,117   $    (25,923)  $    (28,329)
    Net realized gain (loss) on investments........      (163,182)    (1,153,735)        93,621       (134,273)
    Realized gain distribution received............            --             --             --             --
    Change in unrealized appreciation
      (depreciation) on investments................     1,016,444      1,871,934        127,020        247,212
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................       881,429        817,316        194,718         84,610
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       210,684        519,713         32,471         35,016
    Policyowners' surrenders.......................    (2,439,147)    (3,326,089)      (153,093)      (269,748)
    Policyowners' annuity and death benefits.......      (325,903)      (210,769)            --        (33,842)
    Net transfers from (to) Fixed Account..........      (178,760)      (892,354)       (18,225)       (28,236)
    Transfers between Investment Divisions.........    (1,353,377)     2,325,766          1,686         35,148
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........    (4,086,503)    (1,583,733)      (137,161)      (261,662)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....          (802)        (3,247)            99           (241)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........    (3,205,876)      (769,664)        57,656       (177,293)
NET ASSETS:
    Beginning of year..............................    21,042,479     21,812,143      2,097,281      2,274,574
                                                     ------------   ------------   ------------   ------------
    End of year....................................  $ 17,836,603   $ 21,042,479   $  2,154,937   $  2,097,281
                                                     ============   ============   ============   ============

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


            MAINSTAY VP                   MAINSTAY VP                                                 MAINSTAY VP
              BOND--                CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                 INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    508,823   $    697,425   $ (1,584,092)  $ (1,577,525)  $    285,143   $   (111,127)  $   (244,144)  $     28,172
         155,988        704,033      2,475,111      4,950,203           (715)          (850)    (1,324,360)      (416,469)
              --        350,704             --             --             --             --        766,158             --
        (408,736)      (808,848)     6,657,252        (37,861)         1,064            242      4,793,285      6,914,026
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         256,075        943,314      7,548,271      3,334,817        285,492       (111,735)     3,990,939      6,525,729
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         315,835        652,341      1,352,305      2,547,325      1,533,707        766,100      1,007,333      1,152,164
      (3,798,696)    (3,761,290)   (16,081,795)   (16,529,666)    (5,526,972)    (5,621,898)    (7,942,217)    (7,100,126)
        (442,306)      (536,317)    (2,128,366)    (1,960,464)      (459,090)      (273,593)    (1,460,559)      (971,057)
        (501,930)    (1,317,517)    (1,272,500)    (1,418,430)      (858,437)    (3,782,717)      (551,654)      (493,361)
        (552,511)    (4,363,575)   (13,078,311)    (8,972,446)     2,333,253        (47,479)    (4,023,436)    (2,098,371)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (4,979,608)    (9,326,358)   (31,208,667)   (26,333,681)    (2,977,539)    (8,959,587)   (12,970,533)    (9,510,751)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,360)        (4,155)        10,214         (2,148)        (1,343)          (481)         4,959        (11,676)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (4,724,893)    (8,387,199)   (23,650,182)   (23,001,012)    (2,693,390)    (9,071,803)    (8,974,635)    (2,996,698)
      32,654,777     41,041,976    139,442,970    162,443,982     18,815,745     27,887,548     73,642,306     76,639,004
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 27,929,884   $ 32,654,777   $115,792,788   $139,442,970   $ 16,122,355   $ 18,815,745   $ 64,667,671   $ 73,642,306
    ============   ============   ============   ============   ============   ============   ============   ============

                                                            MAINSTAY VP
      MAINSTAY VP             MAINSTAY VP                   HIGH YIELD                    MAINSTAY VP
    FLOATING RATE--          GOVERNMENT--                CORPORATE BOND--              INCOME & GROWTH--
     SERVICE CLASS           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------   ---------------------------   ---------------------------   ---------------------------
        2005(b)           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------
     $     31,733     $    469,108   $    895,476   $  6,015,087   $  8,502,826   $    (11,652)  $     21,881
            1,569           13,703        466,786     (3,271,921)    (4,619,262)      (124,993)      (111,595)
               --               --             --             --             --             --             --
           (7,040)        (155,745)      (606,662)      (679,967)    12,189,447        309,800        623,807
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
           26,262          327,066        755,600      2,063,199     16,073,011        173,155        534,093
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
          768,553          318,234        557,980      2,178,452      4,492,263        129,633        160,806
          (25,937)      (4,884,563)    (4,662,561)   (20,360,523)   (13,959,243)    (1,260,320)      (448,097)
               --       (1,199,993)    (1,027,791)    (3,161,031)    (3,363,039)       (53,998)       (28,338)
          (86,385)        (276,472)    (1,700,383)    (2,221,380)    (3,342,376)       (23,031)       (44,191)
        2,197,942         (792,964)    (7,704,095)    (1,390,500)     6,856,204        720,208        339,077
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
        2,854,173       (6,835,758)   (14,536,850)   (24,954,982)    (9,316,191)      (487,508)       (20,743)
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
              (59)          (1,731)        (3,390)        (3,062)       (55,486)           664         (1,034)
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
        2,880,376       (6,510,423)   (13,784,640)   (22,894,845)     6,701,334       (313,689)       512,316
               --       33,768,210     47,552,850    156,942,012    150,240,678      5,309,336      4,797,020
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
     $  2,880,376     $ 27,257,787   $ 33,768,210   $134,047,167   $156,942,012   $  4,995,647   $  5,309,336
     ============     ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005
and the year ended December 31, 2004


                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                 INTERNATIONAL EQUITY--            LARGE CAP GROWTH--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     58,556    $    (29,341)   $    (67,655)   $    (80,278)
    Net realized gain (loss) on investments................        423,379         142,444        (845,605)     (1,352,636)
    Realized gain distribution received....................        592,752              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (152,333)      1,606,716         992,064       1,058,745
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        922,354       1,719,819          78,804        (374,169)
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        315,532         388,600         117,252         136,995
    Policyowners' surrenders...............................     (1,917,038)     (1,107,072)       (568,468)       (763,549)
    Policyowners' annuity and death benefits...............       (151,598)        (88,243)       (114,560)        (61,885)
    Net transfers from (to) Fixed Account..................       (117,689)        (79,692)        (26,392)       (108,665)
    Transfers between Investment Divisions.................      2,999,224       2,758,138        (889,875)       (871,427)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................      1,128,431       1,871,731      (1,482,043)     (1,668,531)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            214          (4,400)          1,103             839
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      2,050,999       3,587,150      (1,402,136)     (2,041,861)
NET ASSETS:
    Beginning of year......................................     12,832,278       9,245,128       6,445,516       8,487,377
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 14,883,277    $ 12,832,278    $  5,043,380    $  6,445,516
                                                              ============    ============    ============    ============


                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                       SMALL CAP                     TOTAL RETURN--
                                                                 GROWTH--INITIAL CLASS               INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (70,462)   $    (71,734)   $    102,128    $    335,423
    Net realized gain (loss) on investments................        355,930         290,404       1,834,860       2,422,443
    Realized gain distribution received....................         91,861              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (262,627)        190,140       2,386,177       2,124,646
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        114,702         408,810       4,323,165       4,882,512
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        143,017         178,135       1,070,157       1,294,442
    Policyowners' surrenders...............................       (452,302)       (545,231)    (13,268,043)    (12,085,664)
    Policyowners' annuity and death benefits...............         (3,082)        (21,257)     (1,563,121)     (1,710,301)
    Net transfers from (to) Fixed Account..................        (77,882)        (93,302)       (970,764)       (953,878)
    Transfers between Investment Divisions.................       (175,010)        649,741      (6,242,144)     (3,184,283)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (565,259)        168,086     (20,973,915)    (16,639,684)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................          1,354            (971)          2,622         (12,138)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (449,203)        575,925     (16,648,128)    (11,769,310)
NET ASSETS:
    Beginning of year......................................      5,773,368       5,197,443     102,017,088     113,786,398
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  5,324,165    $  5,773,368    $ 85,368,960    $102,017,088
                                                              ============    ============    ============    ============

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                       MID CAP                       S&P 500
              CORE--                       GROWTH--                       VALUE--                       INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    (49,019)  $    (29,770)  $   (142,028)  $   (100,403)  $    (76,135)  $    (25,352)  $   (259,026)  $    285,205
         322,115        108,902        527,000        509,986        407,592         41,843      4,255,045      4,007,588
         810,172        119,131          5,731             --        699,273        109,101             --             --
         (59,964)       688,983      1,223,954      1,148,115       (364,553)     1,437,258        (19,649)     7,858,504
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,023,304        887,246      1,614,657      1,557,698        666,177      1,562,850      3,976,370     12,151,297
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         198,340        250,781        280,673        497,334        507,079        541,883      1,796,640      2,887,188
        (830,840)      (352,901)    (1,175,170)    (1,056,960)    (2,347,709)    (1,185,635)   (16,315,733)   (14,545,350)
         (17,114)       (19,976)       (41,883)       (21,616)      (136,830)       (63,196)    (2,606,603)    (1,805,745)
          21,845        (68,420)        (4,823)      (251,859)      (107,683)      (107,153)    (1,674,324)    (1,655,912)
       2,535,829      2,208,601      2,634,599      2,818,646      3,995,687      4,526,551     (5,839,332)        75,704
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,908,060      2,018,085      1,693,396      1,985,545      1,910,544      3,712,450    (24,639,352)   (15,044,115)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (841)        (1,975)          (726)        (2,712)         1,055         (3,899)        13,089        (20,015)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,930,523      2,903,356      3,307,327      3,540,531      2,577,776      5,271,401    (20,649,893)    (2,912,833)
       5,762,781      2,859,425      9,432,535      5,892,004     12,782,110      7,510,709    143,382,679    146,295,512
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  8,693,304   $  5,762,781   $ 12,739,862   $  9,432,535   $ 15,359,886   $ 12,782,110   $122,732,786   $143,382,679
    ============   ============   ============   ============   ============   ============   ============   ============


                                                                                                  COLONIAL SMALL CAP
            MAINSTAY VP                 ALGER AMERICAN                    CALVERT                     VALUE FUND,
              VALUE--               SMALL CAPITALIZATION--                SOCIAL                   VARIABLE SERIES--
           INITIAL CLASS                CLASS O SHARES                   BALANCED                       CLASS B
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005         2004(a)
    ---------------------------------------------------------------------------------------------------------------------
    $    (80,920)  $    (99,751)  $   (124,507)  $   (126,800)  $     10,452   $      9,201   $     (7,763)  $        278
        (336,989)      (318,327)      (512,350)    (1,017,735)      (151,552)      (150,743)         1,066             21
              --             --             --             --             --             --          1,618          2,612
       2,626,544      5,157,705      2,021,065      2,477,407        246,745        356,480         60,477            698
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,208,635      4,739,627      1,384,208      1,332,872        105,645        214,938         55,398          3,609
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         710,743      1,250,915        154,019        212,120         23,393         43,043        105,661          3,632
      (5,768,430)    (5,526,522)    (1,172,865)      (998,592)      (320,627)      (319,527)       (14,841)           (45)
        (861,795)      (767,248)       (48,943)       (53,554)       (20,501)       (16,365)        (3,285)            --
        (163,333)      (431,832)      (254,223)      (138,924)       (91,677)       (13,455)         9,846            620
      (1,922,812)      (197,901)       149,925       (247,892)      (308,122)       (91,192)       835,008        131,907
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (8,005,627)    (5,672,588)    (1,172,087)    (1,226,842)      (717,534)      (397,496)       932,389        136,114
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           2,463         (8,801)        (1,004)        (3,966)            35           (482)           (71)            (2)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (5,794,529)      (941,762)       211,117        102,064       (611,854)      (183,040)       987,716        139,721
      51,219,959     52,161,721      9,890,138      9,788,074      3,203,718      3,386,758        139,721             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 45,425,430   $ 51,219,959   $ 10,101,255   $  9,890,138   $  2,591,864   $  3,203,718   $  1,127,437   $    139,721
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005
and the year ended December 31, 2004

                                                                       Dreyfus IP                     Fidelity(R)
                                                                       TECHNOLOGY                         VIP
                                                                        GROWTH--                    CONTRAFUND(R)--
                                                                     INITIAL SHARES                  INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (17,200)   $    (23,549)   $   (535,034)   $   (471,497)
    Net realized gain (loss) on investments................        (18,147)         59,210       1,627,310         559,165
    Realized gain distribution received....................             --              --           9,796              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................         42,188         (82,317)      6,672,099       6,417,178
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................          6,841         (46,656)      7,774,171       6,504,846
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         40,086          78,419         733,594       1,163,337
    Policyowners' surrenders...............................       (160,512)       (218,754)     (6,299,906)     (4,568,737)
    Policyowners' annuity and death benefits...............             --          (7,377)       (847,062)       (297,798)
    Net transfers from (to) Fixed Account..................         (7,349)        (26,170)       (113,626)       (229,359)
    Transfers between Investment Divisions.................       (305,495)         (9,774)      3,070,462       2,290,695
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (433,270)       (183,656)     (3,456,538)     (1,641,862)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            351               3          (8,263)        (15,516)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (426,078)       (230,309)      4,309,370       4,847,468
NET ASSETS:
    Beginning of year......................................      1,707,249       1,937,558      52,629,842      47,782,374
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  1,281,171    $  1,707,249    $ 56,939,212    $ 52,629,842
                                                              ============    ============    ============    ============

                                                                    MFS(R) INVESTORS                     MFS(R)
                                                                     TRUST SERIES--                RESEARCH SERIES--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (10,036)   $     (9,431)   $    (16,071)   $     (4,196)
    Net realized gain (loss) on investments................        (51,964)        (81,276)       (237,164)       (289,153)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        135,368         224,043         380,685         550,629
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................         73,368         133,336         127,450         257,280
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         17,966          25,691          21,995          43,572
    Policyowners' surrenders...............................       (158,692)        (59,672)       (243,297)       (169,016)
    Policyowners' annuity and death benefits...............        (10,765)        (73,531)        (46,756)         (1,249)
    Net transfers from (to) Fixed Account..................        (41,189)        (43,281)        (41,185)         (3,153)
    Transfers between Investment Divisions.................            254         (20,624)         67,328          (7,830)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (192,426)       (171,417)       (241,915)       (137,676)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            (27)           (296)            (23)           (660)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (119,085)        (38,377)       (114,488)        118,944
NET ASSETS:
    Beginning of year......................................      1,441,108       1,479,485       2,000,666       1,881,722
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  1,322,023    $  1,441,108    $  1,886,178    $  2,000,666
                                                              ============    ============    ============    ============

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period June 3, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

            FIDELITY(R)                   FIDELITY(R)                                                 JANUS ASPEN
                VIP                           VIP                       JANUS ASPEN                SERIES WORLDWIDE
          EQUITY INCOME--                  MID CAP--                 SERIES BALANCED--                 GROWTH--
           INITIAL CLASS                SERVICE CLASS 2            INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $     95,565   $     63,970   $    (85,816)  $    (23,782)  $    406,470   $    445,551   $     10,499   $   (141,640)
         (84,903)      (230,595)       231,474         26,599       (782,123)      (547,047)    (5,737,497)    (1,188,066)
         954,558         94,943         86,773             --             --             --             --             --
         163,871      2,565,963        881,907        537,071      3,038,799      3,487,727      6,970,982      2,512,823
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,129,091      2,494,281      1,114,338        539,888      2,663,146      3,386,231      1,243,984      1,183,117
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         424,700        494,454        303,767        155,979        553,252        840,148        362,184        799,615
      (3,394,617)    (2,245,661)      (873,560)      (164,957)    (5,177,951)    (4,516,057)    (4,090,986)    (4,536,646)
        (286,661)      (380,963)       (17,729)            --       (735,301)      (517,151)      (376,009)      (320,067)
        (161,952)      (210,772)        56,957         34,325       (273,109)      (304,696)      (389,288)      (342,297)
       1,135,798      1,571,419      3,232,083      3,273,211     (3,933,348)    (3,919,788)    (5,155,604)    (4,600,935)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,282,732)      (771,523)     2,701,518      3,298,558     (9,566,457)    (8,417,544)    (9,649,703)    (9,000,330)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           1,759         (4,106)        (1,556)          (966)          (946)        (8,815)         3,367         (9,765)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,151,882)     1,718,652      3,814,300      3,837,480     (6,904,257)    (5,040,128)    (8,402,352)    (7,826,978)
      27,139,839     25,421,187      4,268,824        431,344     49,153,655     54,193,783     40,513,296     48,340,274
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 25,987,957   $ 27,139,839   $  8,083,124   $  4,268,824   $ 42,249,398   $ 49,153,655   $ 32,110,944   $ 40,513,296
    ============   ============   ============   ============   ============   ============   ============   ============

              MFS(R)                   NEUBERGER BERMAN            ROYCE          ROYCE
        UTILITIES SERIES--                AMT MID-CAP            MICRO-CAP      SMALL-CAP
           SERVICE CLASS                GROWTH--CLASS S          PORTFOLIO      PORTFOLIO
    ---------------------------   ---------------------------   ------------   ------------
        2005         2004(a)          2005         2004(a)        2005(b)        2005(c)
-------------------------------------------------------------------------------------------
    $    (53,286)  $     (4,517)  $     (4,643)  $       (712)  $        391   $     (2,207)
         157,950          1,165         11,921         (2,284)           737            307
              --             --             --             --          3,688          5,306
         718,092        173,388         45,702         19,546         10,977          5,450
    ------------   ------------   ------------   ------------   ------------   ------------
         822,756        170,036         52,980         16,550         15,793          8,856
    ------------   ------------   ------------   ------------   ------------   ------------
         651,436        206,582         19,269          7,897          2,660          9,732
      (1,086,892)       (48,884)       (17,280)        (2,080)            --         (8,993)
         (35,555)            --         (2,246)            --             --             --
         207,835         14,508            781             56          5,477          1,770
       7,185,256      1,451,910        261,879        187,514        288,171        516,917
    ------------   ------------   ------------   ------------   ------------   ------------
       6,922,080      1,624,116        262,403        193,387        296,308        519,426
    ------------   ------------   ------------   ------------   ------------   ------------
          (1,045)          (257)           (40)           (33)           (14)            (1)
    ------------   ------------   ------------   ------------   ------------   ------------
       7,743,791      1,793,895        315,343        209,904        312,087        528,281
       1,793,895             --        209,904             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
    $  9,537,686   $  1,793,895   $    525,247   $    209,904   $    312,087   $    528,281
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005
and the year ended December 31, 2004

                                                                     T. ROWE PRICE                      VAN ECK
                                                                     EQUITY INCOME                     WORLDWIDE
                                                                       PORTFOLIO                      HARD ASSETS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     47,937    $     42,985    $    (51,346)   $    (15,136)
    Net realized gain (loss) on investments................        249,828          87,723         299,365         102,105
    Realized gain distribution received....................        800,310         331,278              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (668,397)      1,335,903       1,765,111         268,817
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        429,678       1,797,889       2,013,130         355,786
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        377,281         349,851         141,400          45,262
    Policyowners' surrenders...............................     (1,956,308)     (1,551,818)       (589,019)        (89,937)
    Policyowners' annuity and death benefits...............       (142,688)       (136,592)        (36,397)             --
    Net transfers from (to) Fixed Account..................        120,480          39,196          52,859           1,744
    Transfers between Investment Divisions.................      2,215,713       3,074,896       4,003,088         794,799
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................        614,478       1,775,533       3,571,931         751,868
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................          1,500          (3,395)         (3,684)         (1,009)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      1,045,656       3,570,027       5,581,377       1,106,645
NET ASSETS:
    Beginning of year......................................     15,968,436      12,398,409       2,394,279       1,287,634
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 17,014,092    $ 15,968,436    $  7,975,656    $  2,394,279
                                                              ============    ============    ============    ============

                                                                       VAN KAMPEN                       VICTORY
                                                                          UIF                             VIF
                                                                    EMERGING MARKETS              DIVERSIFIED STOCK--
                                                                    EQUITY--CLASS I                  CLASS A SHARES
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005          2004(a)
                                                              -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (63,521)   $    (34,476)   $     (7,115)   $        388
    Net realized gain (loss) on investments................         36,187      (1,097,049)         17,028             155
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................      2,108,391       2,187,896          49,797           9,352
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................      2,081,057       1,056,371          59,710           9,895
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        155,231         105,086          38,495           5,057
    Policyowners' surrenders...............................       (743,308)     (1,039,633)        (49,615)            (36)
    Policyowners' annuity and death benefits...............        (85,705)        (76,350)         (1,177)             --
    Net transfers from (to) Fixed Account..................        (27,916)        (63,949)          2,773              47
    Transfers between Investment Divisions.................      1,765,268         118,409         454,726         218,252
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................      1,063,570        (956,437)        445,202         223,320
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................         (2,593)         (3,687)            (74)            (15)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      3,142,034          96,247         504,838         233,200
NET ASSETS:
    Beginning of year......................................      5,991,458       5,895,211         233,200              --
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  9,133,492    $  5,991,458    $    738,038    $    233,200
                                                              ============    ============    ============    ============

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                BALANCED--     BASIC VALUE--        BOND--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  5,549,190     $  4,315,162     $ 28,841,243
  Dividends due and accrued.................................          6,528               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            415               71           49,333
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         14,221           12,739           87,758
    Administrative charges..................................          1,185            1,062            7,313
                                                               ------------     ------------     ------------
      Total net assets......................................   $  5,540,727     $  4,301,432     $ 28,795,505
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $  5,540,727     $  4,301,432     $ 28,795,505
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      10.47     $      12.16     $      17.12
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  5,503,520     $  3,810,100     $ 29,672,819
                                                               ============     ============     ============

                                                               MAINSTAY VP
                                                                HIGH YIELD      MAINSTAY VP      MAINSTAY VP
                                                                CORPORATE         INCOME &      INTERNATIONAL
                                                                  BOND--          GROWTH--         EQUITY--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $107,414,030     $  5,994,506     $ 16,603,337
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         23,045               95            1,049
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        327,503           17,311           47,507
    Administrative charges..................................         27,292            1,443            3,959
                                                               ------------     ------------     ------------
      Total net assets......................................   $107,082,280     $  5,975,847     $ 16,552,920
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $107,082,280     $  5,975,847     $ 16,552,920
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      23.41     $      11.89     $      18.80
                                                               ============     ============     ============
Identified Cost of Investment...............................   $103,906,490     $  5,507,704     $ 14,687,604
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

     MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP
       CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP       DEVELOPING        FLOATING       MAINSTAY VP
    APPRECIATION--        CASH           STOCK--       CONVERTIBLE--       GROWTH--          RATE--        GOVERNMENT--
    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    SERVICE CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $152,063,540     $ 19,433,829     $ 81,254,520     $ 16,666,979     $  2,683,093     $  2,005,253     $ 25,588,641
               --          106,666               --               --               --            8,758               --
          (10,582)         162,609           (8,324)            (636)             (70)             904           (8,236)
          446,041           60,431          237,920           48,928            7,559            4,922           77,898
           37,170            5,036           19,827            4,077              630              410            6,491
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $151,569,747     $ 19,637,637     $ 80,988,449     $ 16,613,338     $  2,674,834     $  2,009,583     $ 25,496,016
     ============     ============     ============     ============     ============     ============     ============
     $151,569,747     $ 19,637,637     $ 80,988,449     $ 16,613,338     $  2,674,834     $  2,009,583     $ 25,496,016
     ============     ============     ============     ============     ============     ============     ============
     $      22.85     $       1.35     $      27.32     $      18.55     $      10.63     $      10.10     $      17.38
     ============     ============     ============     ============     ============     ============     ============
     $178,320,614     $ 19,434,008     $ 90,999,766     $ 14,756,281     $  2,125,652     $  2,010,723     $ 26,720,641
     ============     ============     ============     ============     ============     ============     ============


     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
      LARGE CAP         MID CAP          MID CAP          MID CAP          S&P 500         SMALL CAP          TOTAL
       GROWTH--          CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--         RETURN--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $  7,256,907     $  9,499,888     $ 14,472,856     $ 17,548,873     $157,947,766     $  6,725,338     $ 97,638,271
               --               --               --               --               --               --               --
               75              370            9,036            3,828          (31,686)          (1,055)         (23,429)
           21,260           26,360           40,509           49,864          465,730           19,027          289,172
            1,772            2,197            3,376            4,155           38,811            1,586           24,098
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  7,233,950     $  9,471,701     $ 14,438,007     $ 17,498,682     $157,411,539     $  6,703,670     $ 97,301,572
     ============     ============     ============     ============     ============     ============     ============
     $  7,233,950     $  9,471,701     $ 14,438,007     $ 17,498,682     $157,411,539     $  6,703,670     $ 97,301,572
     ============     ============     ============     ============     ============     ============     ============
     $      12.73     $      15.08     $      13.78     $      12.73     $      29.36     $      10.83     $      22.74
     ============     ============     ============     ============     ============     ============     ============
     $  8,110,457     $  8,359,853     $ 10,964,570     $ 15,560,039     $152,691,260     $  5,849,887     $102,592,087
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                    ALGER
                                                                                   AMERICAN
                                                               MAINSTAY VP          SMALL            CALVERT
                                                                 VALUE--       CAPITALIZATION--       SOCIAL
                                                              INITIAL CLASS     CLASS O SHARES       BALANCED
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 54,768,732      $ 13,961,097      $  5,344,712
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          3,085            (1,908)            1,878
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        161,107            39,253            15,910
    Administrative charges..................................         13,425             3,271             1,326
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 54,597,285      $ 13,916,665      $  5,329,354
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $ 54,597,285      $ 13,916,665      $  5,329,354
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      21.55      $      11.53      $      19.42
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 49,291,019      $ 13,729,202      $  5,109,240
                                                               ============      ============      ============


                                                                  MFS(R)           MFS(R)            MFS(R)
                                                                INVESTORS         RESEARCH         UTILITIES
                                                              TRUST SERIES--      SERIES--          SERIES--
                                                              INITIAL CLASS     INITIAL CLASS    SERVICE CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  1,973,412     $  2,961,364      $ 13,326,477
  Dividends due and accrued.................................             --               --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             52             (203)          (58,399)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          5,920            8,674            35,476
    Administrative charges..................................            493              723             2,956
                                                               ------------     ------------      ------------
      Total net assets......................................   $  1,967,051     $  2,951,764      $ 13,229,646
                                                               ============     ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $  1,967,051     $  2,951,764      $ 13,229,646
                                                               ============     ============      ============
    Variable accumulation unit value........................   $      10.12     $      10.67      $      14.85
                                                               ============     ============      ============
Identified Cost of Investment...............................   $  1,850,366     $  2,856,154      $ 11,970,335
                                                               ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

       COLONIAL                                                                                             JANUS ASPEN
      SMALL CAP                                          FIDELITY(R)      FIDELITY(R)      JANUS ASPEN         SERIES
      VALUE FUND       DREYFUS IP       FIDELITY(R)          VIP              VIP             SERIES         WORLDWIDE
       VARIABLE        TECHNOLOGY           VIP            EQUITY-         MID CAP--        BALANCED--        GROWTH--
       SERIES--         GROWTH--      CONTRAFUND(R)--       INCOME          SERVICE       INSTITUTIONAL    INSTITUTIONAL
       CLASS B       INITIAL SHARES    INITIAL CLASS    INITIAL CLASS       CLASS 2           SHARES           SHARES
    ---------------------------------------------------------------------------------------------------------------------
     $  1,633,075     $  2,106,931     $ 85,117,871      $ 31,787,622     $ 11,541,320     $ 68,851,707     $ 45,591,674
               --               --               --                --               --               --               --
            1,278             (339)             996               911           (6,639)          (2,814)         (28,291)
            4,393            6,184          246,453            93,187           32,601          205,120          134,688
              366              515           20,538             7,765            2,717           17,093           11,224
     ------------     ------------     ------------      ------------     ------------     ------------     ------------
     $  1,629,594     $  2,099,893     $ 84,851,876      $ 31,687,581     $ 11,499,363     $ 68,626,680     $ 45,417,471
     ============     ============     ============      ============     ============     ============     ============
     $  1,629,594     $  2,099,893     $ 84,851,876      $ 31,687,581     $ 11,499,363     $ 68,626,680     $ 45,417,471
     ============     ============     ============      ============     ============     ============     ============
     $      11.01     $       8.83     $      23.86      $      18.66     $      16.39     $      21.89     $      16.03
     ============     ============     ============      ============     ============     ============     ============
     $  1,549,984     $  2,006,561     $ 65,714,279      $ 29,139,335     $  9,524,448     $ 66,815,604     $ 69,028,129
     ============     ============     ============      ============     ============     ============     ============

      NEUBERGER                                                                            VAN KAMPEN        VICTORY
        BERMAN                                                                                UIF              VIF
         AMT                                           T. ROWE PRICE       VAN ECK          EMERGING       DIVERSIFIED
       MID-CAP           ROYCE            ROYCE            EQUITY         WORLDWIDE         MARKETS          STOCK--
       GROWTH--        MICRO-CAP        SMALL-CAP          INCOME            HARD           EQUITY--         CLASS A
       CLASS S         PORTFOLIO        PORTFOLIO        PORTFOLIO          ASSETS          CLASS I           SHARES
    --------------------------------------------------------------------------------------------------------------------
     $    577,290     $    311,645     $    685,785     $ 22,560,366     $ 11,081,400     $ 12,028,361     $  1,239,510
               --               --               --               --               --               --               --
                8              178              499            8,778          (83,549)             850               --
            1,554              678            1,730           66,126           28,824           32,078            3,500
              129               57              144            5,511            2,402            2,673              292
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    575,615     $    311,088     $    684,410     $ 22,497,507     $ 10,966,625     $ 11,994,460     $  1,235,718
     ============     ============     ============     ============     ============     ============     ============
     $    575,615     $    311,088     $    684,410     $ 22,497,507     $ 10,966,625     $ 11,994,460     $  1,235,718
     ============     ============     ============     ============     ============     ============     ============
     $      12.56     $      12.04     $      11.24     $      14.44     $      22.88     $      16.91     $      11.89
     ============     ============     ============     ============     ============     ============     ============
     $    500,983     $    300,932     $    679,337     $ 20,821,995     $  7,696,071     $  8,004,009     $  1,149,734
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                BALANCED--     BASIC VALUE--        BOND--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    39,442      $    39,796      $   931,440
  Mortality and expense risk charges........................       (24,765)         (51,984)        (368,365)
  Administrative charges....................................        (2,064)          (4,332)         (30,697)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................        12,613          (16,520)         532,378
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        75,206          776,036        5,588,066
  Cost of investments sold..................................       (74,073)        (737,096)      (5,261,231)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............         1,133           38,940          326,835
  Realized gain distribution received.......................        20,852           44,278               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        45,670          103,235         (592,633)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................        67,655          186,453         (265,798)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    80,268      $   169,933      $   266,580
                                                               ===========      ===========      ===========

                                                               MAINSTAY VP
                                                                HIGH YIELD      MAINSTAY VP      MAINSTAY VP
                                                                CORPORATE         INCOME &      INTERNATIONAL
                                                                  BOND--          GROWTH--         EQUITY--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 6,303,751      $    68,457      $   266,281
  Mortality and expense risk charges........................    (1,349,310)         (72,708)        (172,263)
  Administrative charges....................................      (112,443)          (6,059)         (14,355)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................     4,841,998          (10,310)          79,663
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    15,629,692          961,042          719,847
  Cost of investments sold..................................   (18,549,494)        (968,502)        (589,009)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............    (2,919,802)          (7,460)         130,838
  Realized gain distribution received.......................            --               --          659,166
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (227,509)         215,118          129,919
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................    (3,147,311)         207,658          919,923
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $ 1,694,687      $   197,348      $   999,586
                                                               ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

     MAINSTAY VP                     MAINSTAY VP                       MAINSTAY VP
       CAPITAL      MAINSTAY VP         COMMON        MAINSTAY VP       DEVELOPING       MAINSTAY VP      MAINSTAY VP
    APPRECIATION--      CASH           STOCK--       CONVERTIBLE--       GROWTH--      FLOATING RATE--    GOVERNMENT--
    INITIAL CLASS    MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     SERVICE CLASS    INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------------
     $     6,524    $   611,073      $   797,977      $   250,697      $        --       $    31,815      $   812,928
      (1,871,645)      (256,267)      (1,001,064)        (202,080)         (31,109)           (8,062)        (333,955)
        (155,970)       (21,355)         (83,422)         (16,840)          (2,592)             (672)         (27,830)
     -----------    -----------      -----------      -----------      -----------       -----------      -----------
      (2,021,091)       333,451         (286,509)          31,777          (33,701)           23,081          451,143
     -----------    -----------      -----------      -----------      -----------       -----------      -----------
      35,021,284      9,471,249       15,165,727        3,001,373          548,960           592,609        6,494,823
     (28,307,234)    (9,471,965)     (14,869,363)      (3,397,966)        (599,673)         (591,889)      (6,415,603)
     -----------    -----------      -----------      -----------      -----------       -----------      -----------
       6,714,050           (716)         296,364         (396,593)         (50,713)              720           79,220
              --             --          958,013               --               --                --               --
       5,082,921          1,136        3,954,599        1,195,454          336,756            (5,470)        (235,062)
     -----------    -----------      -----------      -----------      -----------       -----------      -----------
      11,796,971            420        5,208,976          798,861          286,043            (4,750)        (155,842)
     -----------    -----------      -----------      -----------      -----------       -----------      -----------
     $ 9,775,880    $   333,871      $ 4,922,467      $   830,638      $   252,342       $    18,331      $   295,301
     ===========    ===========      ===========      ===========      ===========       ===========      ===========

     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
      LARGE CAP         MID CAP          MID CAP          MID CAP          S&P 500         SMALL CAP          TOTAL
       GROWTH--          CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--         RETURN--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $       251      $    49,179      $        --      $   132,962      $ 1,840,238      $        --      $ 1,463,547
         (90,293)         (91,016)        (144,563)        (197,128)      (1,943,096)         (78,270)      (1,232,769)
          (7,525)          (7,585)         (12,047)         (16,427)        (161,925)          (6,522)        (102,731)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         (97,567)         (49,422)        (156,610)         (80,593)        (264,783)         (84,792)         128,047
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
       2,511,411          822,885        1,188,734        1,949,402       24,073,016        1,290,667       21,796,406
      (4,633,700)        (538,325)        (721,412)      (1,611,790)     (19,375,751)        (886,847)     (18,331,028)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
      (2,122,289)         284,560          467,322          337,612        4,697,265          403,820        3,465,378
              --          881,978            6,493          796,555               --          115,882               --
       2,350,787          (49,806)       1,503,781         (347,456)         718,488         (254,508)       1,366,700
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         228,498        1,116,732        1,977,596          786,711        5,415,753          265,194        4,832,078
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
     $   130,931      $ 1,067,310      $ 1,820,986      $   706,118      $ 5,150,970      $   180,402      $ 4,960,125
     ===========      ===========      ===========      ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                    ALGER
                                                                                   AMERICAN
                                                               MAINSTAY VP          SMALL            CALVERT
                                                                 VALUE--       CAPITALIZATION--       SOCIAL
                                                              INITIAL CLASS     CLASS O SHARES       BALANCED
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   646,036       $        --       $    94,246
  Mortality and expense risk charges........................      (666,989)         (150,022)          (64,008)
  Administrative charges....................................       (55,582)          (12,502)           (5,334)
                                                               -----------       -----------       -----------
      Net investment income (loss)..........................       (76,535)         (162,524)           24,904
                                                               -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     7,590,492         1,327,774           939,754
  Cost of investments sold..................................    (7,295,388)       (2,542,916)       (1,110,598)
                                                               -----------       -----------       -----------
      Net realized gain (loss) on investments...............       295,104        (1,215,142)         (170,844)
  Realized gain distribution received.......................            --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     2,393,659         3,198,404           362,593
                                                               -----------       -----------       -----------
      Net gain (loss) on investments........................     2,688,763         1,983,262           191,749
                                                               -----------       -----------       -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $ 2,612,228       $ 1,820,738       $   216,653
                                                               ===========       ===========       ===========

                                                                  MFS(R)
                                                                INVESTORS          MFS(R)           MFS(R)
                                                                  TRUST           RESEARCH        UTILITIES
                                                                 SERIES--         SERIES--         SERIES--
                                                              INITIAL CLASS    INITIAL CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    10,850      $    13,623      $    29,907
  Mortality and expense risk charges........................       (23,337)         (34,391)         (94,984)
  Administrative charges....................................        (1,945)          (2,866)          (7,915)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (14,432)         (23,634)         (72,992)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       295,673          361,573          362,854
  Cost of investments sold..................................      (333,138)        (470,849)        (261,719)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       (37,465)        (109,276)         101,135
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       164,006          312,506        1,151,950
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       126,541          203,230        1,253,085
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   112,109      $   179,596      $ 1,180,093
                                                               ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                                                   JANUS ASPEN
     COLONIAL SMALL                                          FIDELITY(R)                         JANUS ASPEN         SERIES
     CAP VALUE FUND      DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)         SERIES           WORLDWIDE
        VARIABLE         TECHNOLOGY            VIP             EQUITY-             VIP           BALANCED--         GROWTH--
        SERIES--          GROWTH--       CONTRAFUND(R)--      INCOME--           MID CAP        INSTITUTIONAL     INSTITUTIONAL
        CLASS B        INITIAL SHARES     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2       SHARES            SHARES
    ----------------------------------------------------------------------------------------------------------------------------
      $        --        $        --       $   220,558       $   498,809       $        --       $ 1,571,114       $   639,583
           (9,219)           (24,601)         (927,057)         (371,349)         (106,000)         (837,756)         (569,313)
             (768)            (2,050)          (77,255)          (30,946)           (8,833)          (69,813)          (47,443)
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
           (9,987)           (26,651)         (783,754)           96,514          (114,833)          663,545            22,827
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
          118,414            685,495         4,957,942         3,121,883           735,237        11,383,589        10,597,130
         (111,476)          (636,639)       (3,760,257)       (3,060,284)         (549,738)      (11,459,139)      (11,288,972)
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
            6,938             48,856         1,197,685            61,599           185,499           (75,550)         (691,842)
            2,245                 --            13,785         1,096,149           102,196                --                --
           83,088              5,293        11,012,026           140,295         1,379,522         3,745,490         2,511,427
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
           92,271             54,149        12,223,496         1,298,043         1,667,217         3,669,940         1,819,585
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
      $    82,284        $    27,498       $11,439,742       $ 1,394,557       $ 1,552,384       $ 4,333,485       $ 1,842,412
      ===========        ===========       ===========       ===========       ===========       ===========       ===========

                                                                                                VAN KAMPEN
       NEUBERGER                                                                                    UIF             VICTORY
        BERMAN                                             T. ROWE PRICE        VAN ECK          EMERGING             VIF
      AMT MID-CAP          ROYCE             ROYCE            EQUITY           WORLDWIDE          MARKETS         DIVERSIFIED
       GROWTH--          MICRO-CAP         SMALL-CAP          INCOME             HARD            EQUITY--           STOCK--
        CLASS S          PORTFOLIO         PORTFOLIO         PORTFOLIO          ASSETS            CLASS I       CLASS A SHARES
    ---------------------------------------------------------------------------------------------------------------------------
      $        --       $     1,320       $        --       $   342,857       $    13,189       $    36,526       $       599
           (5,159)             (850)           (2,415)         (256,369)          (80,278)         (112,777)           (9,423)
             (430)              (71)             (201)          (21,364)           (6,690)           (9,398)             (785)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
           (5,589)              399            (2,616)           65,124           (73,779)          (85,649)           (9,609)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
           65,200               629            11,250         2,105,213           625,500           984,498           163,996
          (57,614)             (540)          (10,227)       (1,852,378)         (262,071)       (1,232,396)         (145,988)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
            7,586                89             1,023           252,835           363,429          (247,898)           18,008
               --             3,989             6,719         1,046,570                --                --                --
           56,164            10,713             6,448          (775,597)        2,606,069         3,118,728            76,619
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
           63,750            14,791            14,190           523,808         2,969,498         2,870,830            94,627
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $    58,161       $    15,190       $    11,574       $   588,932       $ 2,895,719       $ 2,785,181       $    85,018
      ===========       ===========       ===========       ===========       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2005
and the year ended December 31, 2004

                                                               MAINSTAY VP                         MAINSTAY VP
                                                                BALANCED--                        BASIC VALUE--
                                                              SERVICE CLASS                       INITIAL CLASS
                                                             ----------------            -------------------------------
                                                                 2005(A)                     2005               2004
                                                             -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)..........................     $     12,613              $    (16,520)      $    (11,375)
    Net realized gain (loss) on investments...............            1,133                    38,940              6,702
    Realized gain distribution received...................           20,852                    44,278                 --
    Change in unrealized appreciation (depreciation) on
      investments.........................................           45,670                   103,235            411,815
                                                               ------------              ------------       ------------
      Net increase (decrease) in net assets resulting from
        operations........................................           80,268                   169,933            407,142
                                                               ------------              ------------       ------------
  Contributions and (Withdrawals):
    Payments received from policyowners...................          222,097                   173,409            229,131
    Policyowners' surrenders..............................         (187,320)                 (414,064)          (192,257)
    Policyowners' annuity and death benefits..............               --                   (23,936)           (43,065)
    Net transfers from (to) Fixed Account.................           68,560                   (45,931)            (2,456)
    Transfers between Investment Divisions................        5,357,136                   (18,152)           413,486
                                                               ------------              ------------       ------------
      Net contributions and (withdrawals).................        5,460,473                  (328,674)           404,839
                                                               ------------              ------------       ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account.............................              (14)                      206               (601)
                                                               ------------              ------------       ------------
        Increase (decrease) in net assets.................        5,540,727                  (158,535)           811,380
NET ASSETS:
    Beginning of year.....................................               --                 4,459,967          3,648,587
                                                               ------------              ------------       ------------
    End of year...........................................     $  5,540,727              $  4,301,432       $  4,459,967
                                                               ============              ============       ============


                                                                                                      MAINSTAY VP
                                                                      MAINSTAY VP                      DEVELOPING
                                                                     CONVERTIBLE--                      GROWTH--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     31,777    $    102,816    $    (33,701)   $    (36,014)
    Net realized gain (loss) on investments................       (396,593)       (732,213)        (50,713)       (279,509)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................      1,195,454       1,378,321         336,756         406,638
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        830,638         748,924         252,342          91,115
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        674,103         874,521         137,320         135,837
    Policyowners' surrenders...............................     (1,561,201)     (1,794,954)       (216,836)       (304,502)
    Policyowners' annuity and death benefits...............       (106,146)        (69,705)         (5,681)           (625)
    Net transfers from (to) Fixed Account..................       (153,607)       (328,085)        (61,759)        (20,136)
    Transfers between Investment Divisions.................     (1,056,332)        898,165        (162,157)         54,162
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................     (2,203,183)       (420,058)       (309,113)       (135,264)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................           (834)         (2,720)            107            (316)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................     (1,373,379)        326,146         (56,664)        (44,465)
NET ASSETS:
    Beginning of year......................................     17,986,717      17,660,571       2,731,498       2,775,963
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 16,613,338    $ 17,986,717    $  2,674,834    $  2,731,498
                                                              ============    ============    ============    ============

(a) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

            MAINSTAY VP                   MAINSTAY VP                                                 MAINSTAY VP
              BOND--                CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                 INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    532,378   $    710,816   $ (2,021,091)  $ (1,905,957)  $    333,451   $   (133,151)  $   (286,509)  $     64,981
         326,835        356,105      6,714,050      4,911,236           (716)          (446)       296,364     (1,457,353)
              --        349,389             --             --             --             --        958,013             --
        (592,633)      (483,439)     5,082,921      1,309,915          1,136           (269)     3,954,599      9,291,257
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         266,580        932,871      9,775,880      4,315,194        333,871       (133,866)     4,922,467      7,898,885
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,093,134      1,128,563      5,659,912      7,324,107      1,881,248      2,105,511      2,529,938      3,367,135
      (4,255,912)    (4,222,415)   (19,357,404)   (17,368,672)    (4,625,005)    (5,784,207)    (9,633,654)    (7,211,667)
         (76,513)      (416,912)      (352,376)      (447,195)      (229,954)       (21,599)      (306,204)      (404,422)
        (309,891)      (529,555)    (1,640,603)    (1,466,276)    (1,582,920)    (2,034,515)      (979,993)      (620,714)
        (427,401)    (2,990,282)   (17,183,995)    (8,473,544)      (126,092)    (2,144,404)    (5,417,981)    (2,745,579)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,976,583)    (7,030,601)   (32,874,466)   (20,431,580)    (4,682,723)    (7,879,214)   (13,807,894)    (7,615,247)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,362)        (4,000)        12,305         (2,490)        (1,579)          (583)         5,879        (13,962)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,711,365)    (6,101,730)   (23,086,281)   (16,118,876)    (4,350,431)    (8,013,663)    (8,879,548)       269,676
      32,506,870     38,608,600    174,656,028    190,774,904     23,988,068     32,001,731     89,867,997     89,598,321
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 28,795,505   $ 32,506,870   $151,569,747   $174,656,028   $ 19,637,637   $ 23,988,068   $ 80,988,449   $ 89,867,997
    ============   ============   ============   ============   ============   ============   ============   ============


                                                            MAINSTAY VP
      MAINSTAY VP             MAINSTAY VP                   HIGH YIELD                    MAINSTAY VP
    FLOATING RATE--          GOVERNMENT--                CORPORATE BOND--              INCOME & GROWTH--
     SERVICE CLASS           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------   ---------------------------   ---------------------------   ---------------------------
        2005(b)           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------
     $     23,081     $    451,143   $    814,422   $  4,841,998   $  6,338,563   $    (10,310)  $     26,233
              720           79,220        393,490     (2,919,802)    (2,292,245)        (7,460)       (61,362)
               --               --             --             --             --             --             --
           (5,470)        (235,062)      (548,027)      (227,509)     7,883,693        215,118        644,329
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
           18,331          295,301        659,885      1,694,687     11,930,011        197,348        609,200
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
          235,510        1,067,425      1,247,444      4,369,849      3,540,778        219,614        273,510
         (124,434)      (4,178,058)    (4,558,498)   (12,998,111)   (10,594,705)      (632,379)      (399,406)
               --         (201,559)      (135,456)      (598,065)      (822,842)       (28,036)       (10,836)
           28,863         (314,731)      (918,286)    (1,594,747)    (1,510,663)       (12,493)       (70,045)
        1,851,356       (1,375,373)    (6,106,334)      (515,938)     5,918,067        138,796        312,022
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
        1,991,295       (5,002,296)   (10,471,130)   (11,337,012)    (3,469,365)      (314,498)       105,245
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
              (43)          (1,563)        (2,925)        (2,632)       (40,720)           716         (1,165)
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
        2,009,583       (4,708,558)    (9,814,170)    (9,644,957)     8,419,926       (116,434)       713,280
               --       30,204,574     40,018,744    116,727,237    108,307,311      6,092,281      5,379,001
     ------------     ------------   ------------   ------------   ------------   ------------   ------------
     $  2,009,583     $ 25,496,016   $ 30,204,574   $107,082,280   $116,727,237   $  5,975,847   $  6,092,281
     ============     ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005
and the year ended December 31, 2004

                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                 INTERNATIONAL EQUITY--            LARGE CAP GROWTH--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     79,663    $    (21,653)   $    (97,567)   $   (102,379)
    Net realized gain (loss) on investments................        130,838         115,932      (2,122,289)     (1,424,540)
    Realized gain distribution received....................        659,166              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        129,919       1,461,437       2,350,787       1,106,327
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        999,586       1,555,716         130,931        (420,592)
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        828,085         461,654         469,793         603,511
    Policyowners' surrenders...............................     (1,152,777)       (802,127)       (836,353)       (606,738)
    Policyowners' annuity and death benefits...............        (33,657)        (21,288)        (43,896)        (24,646)
    Net transfers from (to) Fixed Account..................        (46,299)        (43,278)       (104,180)        (54,323)
    Transfers between Investment Divisions.................      4,116,490       2,547,811      (1,426,759)       (850,116)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................      3,711,842       2,142,772      (1,941,395)       (932,312)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            (13)         (3,901)          1,508             978
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      4,711,415       3,694,587      (1,808,956)     (1,351,926)
NET ASSETS:
    Beginning of year......................................     11,841,505       8,146,918       9,042,906      10,394,832
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 16,552,920    $ 11,841,505    $  7,233,950    $  9,042,906
                                                              ============    ============    ============    ============


                                                                      MAINSTAY VP
                                                                       SMALL CAP                      MAINSTAY VP
                                                                        GROWTH--                     TOTAL RETURN--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (84,792)   $    (74,531)   $    128,047    $    394,726
    Net realized gain (loss) on investments................        403,820          42,521       3,465,378       2,691,118
    Realized gain distribution received....................        115,882              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (254,508)        493,982       1,366,700       2,348,082
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        180,402         461,972       4,960,125       5,433,926
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        371,274         362,917       2,718,282       3,238,904
    Policyowners' surrenders...............................       (575,156)       (482,886)    (14,262,062)    (12,175,478)
    Policyowners' annuity and death benefits...............        (35,333)             --        (436,452)       (480,848)
    Net transfers from (to) Fixed Account..................       (137,373)        (58,126)     (1,119,141)     (1,184,594)
    Transfers between Investment Divisions.................        466,082       1,378,806      (7,222,422)     (4,011,642)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................         89,494       1,200,711     (20,321,795)    (14,613,658)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................          1,552            (964)          2,701         (13,202)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................        271,448       1,661,719     (15,358,969)     (9,192,934)
NET ASSETS:
    Beginning of year......................................      6,432,222       4,770,503     112,660,541     121,853,475
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  6,703,670    $  6,432,222    $ 97,301,572    $112,660,541
                                                              ============    ============    ============    ============

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                       MID CAP                       S&P 500
              CORE--                       GROWTH--                       VALUE--                       INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    (49,422)  $    (28,471)  $   (156,610)  $    (95,396)  $    (80,593)  $    (28,414)  $   (264,783)  $    400,825
         284,560         46,757        467,322        196,414        337,612         31,560      4,697,265      4,231,274
         881,978        115,908          6,493             --        796,555        114,505             --             --
         (49,806)       735,759      1,503,781      1,424,837       (347,456)     1,561,438        718,488     10,042,552
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,067,310        869,953      1,820,986      1,525,855        706,118      1,679,089      5,150,970     14,674,651
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         419,156        295,932        784,296        481,044      1,113,246        746,434      5,483,042      6,523,498
        (886,951)      (352,699)    (1,201,081)      (538,270)    (1,717,106)      (811,031)   (17,338,804)   (15,702,655)
         (16,560)        (3,632)       (71,782)        (1,186)       (17,859)       (60,934)      (381,410)      (885,654)
        (120,253)        (1,771)      (123,875)       (32,135)      (173,690)        19,169     (1,815,373)    (1,127,386)
       3,382,164      2,016,421      3,658,233      3,214,660      4,238,623      3,650,006     (7,495,363)      (752,021)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,777,556      1,954,251      3,045,791      3,124,113      3,443,214      3,543,644    (21,547,908)   (11,944,218)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (952)        (1,932)        (1,009)        (2,611)         1,020         (4,175)        15,381        (23,922)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,843,914      2,822,272      4,865,768      4,647,357      4,150,352      5,218,558    (16,381,557)     2,706,511
       5,627,787      2,805,515      9,572,239      4,924,882     13,348,330      8,129,772    173,793,096    171,086,585
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  9,471,701   $  5,627,787   $ 14,438,007   $  9,572,239   $ 17,498,682   $ 13,348,330   $157,411,539   $173,793,096
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                                                       COLONIAL
                                                                                                       SMALL CAP
            MAINSTAY VP                 ALGER AMERICAN                    CALVERT                     VALUE FUND,
              VALUE--               SMALL CAPITALIZATION--                SOCIAL                   VARIABLE SERIES--
           INITIAL CLASS                CLASS O SHARES                   BALANCED                       CLASS B
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005         2004(a)
    ---------------------------------------------------------------------------------------------------------------------
    $    (76,535)  $    (95,408)  $   (162,524)  $   (147,824)  $     24,904   $     21,676   $     (9,987)  $         50
         295,104       (364,851)    (1,215,142)    (3,531,248)      (170,844)      (115,955)         6,938             --
              --             --             --             --             --             --          2,245            435
       2,393,659      5,753,869      3,198,404      5,269,168        362,593        454,868         83,088              3
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,612,228      5,293,610      1,820,738      1,590,096        216,653        360,589         82,284            488
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,866,536      1,976,396        551,578        646,820        207,779        270,807         66,918             29
      (5,901,195)    (4,744,075)      (918,088)      (883,861)      (387,491)      (287,836)       (72,900)            --
        (257,912)      (127,489)       (24,519)       (19,191)       (30,939)        (4,754)            --             --
        (376,725)      (363,426)       (77,046)       (14,528)       (32,777)       (27,979)         1,216             --
      (1,391,565)      (236,744)       343,012        165,799       (228,010)        (5,759)     1,529,545         22,124
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (6,060,861)    (3,495,338)      (125,063)      (104,961)      (471,438)       (55,521)     1,524,779         22,153
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           2,673         (9,741)        (1,418)        (4,511)            20           (800)          (110)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,445,960)     1,788,531      1,694,257      1,480,624       (254,765)       304,268      1,606,953         22,641
      58,043,245     56,254,714     12,222,408     10,741,784      5,584,119      5,279,851         22,641             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 54,597,285   $ 58,043,245   $ 13,916,665   $ 12,222,408   $  5,329,354   $  5,584,119   $  1,629,594   $     22,641
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005
and the year ended December 31, 2004

                                                                       DREYFUS IP                     FIDELITY(R)
                                                                       TECHNOLOGY                         VIP
                                                                        GROWTH--                    CONTRAFUND(R)--
                                                                     INITIAL SHARES                  INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (26,651)   $    (34,335)   $   (783,754)   $   (654,352)
    Net realized gain (loss) on investments................         48,856         218,345       1,197,685         905,801
    Realized gain distribution received....................             --              --          13,785              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................          5,293        (251,866)     11,012,026       8,808,037
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................         27,498         (67,856)     11,439,742       9,059,486
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        106,128         223,924       3,125,135       2,708,891
    Policyowners' surrenders...............................       (117,751)       (306,612)     (6,580,167)     (5,544,181)
    Policyowners' annuity and death benefits...............        (19,462)         (2,003)       (276,182)       (167,645)
    Net transfers from (to) Fixed Account..................        (44,279)        (16,129)       (441,771)       (392,004)
    Transfers between Investment Divisions.................       (322,667)         59,195       4,230,758       2,588,782
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (398,031)        (41,625)         57,773        (806,157)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            514              41         (12,417)        (21,438)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (370,019)       (109,440)     11,485,098       8,231,891
NET ASSETS:
    Beginning of year......................................      2,469,912       2,579,352      73,366,778      65,134,887
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  2,099,893    $  2,469,912    $ 84,851,876    $ 73,366,778
                                                              ============    ============    ============    ============

                                                                         MFS(R)
                                                                       INVESTORS                         MFS(R)
                                                                     TRUST SERIES--                RESEARCH SERIES--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (14,432)   $    (12,618)   $    (23,634)   $     (6,068)
    Net realized gain (loss) on investments................        (37,465)        (58,019)       (109,276)       (190,864)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        164,006         250,626         312,506         559,420
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        112,109         179,989         179,596         362,488
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         91,364          89,377          94,888         135,811
    Policyowners' surrenders...............................       (204,938)       (163,854)       (156,226)       (131,891)
    Policyowners' annuity and death benefits...............             --         (20,525)         (4,220)        (37,776)
    Net transfers from (to) Fixed Account..................        (13,162)         (1,865)        (17,656)          2,619
    Transfers between Investment Divisions.................          5,102          (5,254)        (62,704)         51,242
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (121,634)       (102,121)       (145,918)         20,005
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance
      and Annuity Corporation charges retained by the
      Separate
      Account..............................................            (63)           (392)            (31)           (915)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................         (9,588)         77,476          33,647         381,578
NET ASSETS:
    Beginning of year......................................      1,976,639       1,899,163       2,918,117       2,536,539
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  1,967,051    $  1,976,639    $  2,951,764    $  2,918,117
                                                              ============    ============    ============    ============

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period May 23, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period May 13, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                                      JANUS ASPEN
            FIDELITY(R)                   FIDELITY(R)                   JANUS ASPEN                     SERIES
                VIP                           VIP                         SERIES                       WORLDWIDE
          EQUITY-INCOME--                  MID CAP--                    BALANCED--                     GROWTH--
           INITIAL CLASS                SERVICE CLASS 2            INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $     96,514   $     62,638   $   (114,833)  $    (26,362)  $    663,545   $    688,126   $     22,827   $   (166,256)
          61,599       (178,394)       185,499         25,946        (75,550)        23,228       (691,842)    (1,080,137)
       1,096,149        104,658        102,196             --             --             --             --             --
         140,295      2,844,717      1,379,522        610,624      3,745,490      4,330,871      2,511,427      2,886,916
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,394,557      2,833,619      1,552,384        610,208      4,333,485      5,042,225      1,842,412      1,640,523
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,366,357      1,247,553        798,225        262,894      2,940,578      3,462,079      1,945,494      2,625,567
      (2,589,464)    (2,218,517)      (585,081)      (184,208)    (6,274,223)    (5,733,290)    (4,674,525)    (4,206,857)
        (155,410)      (131,196)            --             --       (154,650)      (181,411)      (162,296)      (145,251)
        (258,695)      (172,582)        (6,118)        43,568       (539,773)      (817,918)      (437,244)      (329,102)
         951,256      1,583,970      4,661,706      4,011,466     (6,127,387)    (4,672,953)    (6,567,102)    (4,809,603)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (685,956)       309,228      4,868,732      4,133,720    (10,155,455)    (7,943,493)    (9,895,673)    (6,865,246)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           1,858         (4,602)        (2,202)        (1,086)        (1,929)       (12,855)         4,146        (12,190)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         710,459      3,138,245      6,418,914      4,742,842     (5,823,899)    (2,914,123)    (8,049,115)    (5,236,913)
      30,977,122     27,838,877      5,080,449        337,607     74,450,579     77,364,702     53,466,586     58,703,499
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 31,687,581   $ 30,977,122   $ 11,499,363   $  5,080,449   $ 68,626,680   $ 74,450,579   $ 45,417,471   $ 53,466,586
    ============   ============   ============   ============   ============   ============   ============   ============

                                           NEUBERGER
                                            BERMAN
              MFS(R)                      AMT MID-CAP              ROYCE          ROYCE
        UTILITIES SERIES--                 GROWTH--              MICRO-CAP      SMALL-CAP
           SERVICE CLASS                    CLASS S              PORTFOLIO      PORTFOLIO
    ---------------------------   ---------------------------   ------------   ------------
        2005         2004(A)          2005         2004(A)        2005(B)        2005(C)
    ---------------------------------------------------------------------------------------
    $    (72,992)  $     (5,065)  $     (5,589)  $       (756)  $        399   $     (2,616)
         101,135            758          7,586           (611)            89          1,023
              --             --             --             --          3,989          6,719
       1,151,950        204,194         56,164         20,143         10,713          6,448
    ------------   ------------   ------------   ------------   ------------   ------------
       1,180,093        199,887         58,161         18,776         15,190         11,574
    ------------   ------------   ------------   ------------   ------------   ------------
         801,045         59,203         27,081         12,290         10,005         21,593
        (632,579)       (28,272)        (7,107)          (106)          (602)        (7,900)
         (53,884)            --             --             --             --             --
          49,409         28,712         (2,440)         1,954            792          2,228
       9,743,996      1,883,818        252,018        215,078        285,721        656,922
    ------------   ------------   ------------   ------------   ------------   ------------
       9,907,987      1,943,461        269,552        229,216        295,916        672,843
    ------------   ------------   ------------   ------------   ------------   ------------
          (1,490)          (292)           (55)           (35)           (18)            (7)
    ------------   ------------   ------------   ------------   ------------   ------------
      11,086,590      2,143,056        327,658        247,957        311,088        684,410
       2,143,056             --        247,957             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 13,229,646   $  2,143,056   $    575,615   $    247,957   $    311,088   $    684,410
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005
and the year ended December 31, 2004


                                                                     T. ROWE PRICE                      VAN ECK
                                                                     EQUITY INCOME                     WORLDWIDE
                                                                       PORTFOLIO                      HARD ASSETS
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005            2004
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     65,124    $     55,313    $    (73,779)   $    (21,593)
    Net realized gain (loss) on investments................        252,835          40,448         363,429         167,191
    Realized gain distribution received....................      1,046,570         390,077              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (775,597)      1,600,929       2,606,069         353,351
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        588,932       2,086,767       2,895,719         498,949
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      1,347,443         844,888         421,265          98,036
    Policyowners' surrenders...............................     (2,468,192)     (1,003,719)       (420,968)       (228,144)
    Policyowners' annuity and death benefits...............        (94,928)        (84,607)         (4,502)             --
    Net transfers from (to) Fixed Account..................       (147,174)       (112,913)        (20,485)        (11,598)
    Transfers between Investment Divisions.................      4,186,493       4,775,494       4,859,113       1,335,531
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................      2,823,642       4,419,143       4,834,423       1,193,825
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................          1,712          (3,765)         (5,275)         (1,398)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      3,414,286       6,502,145       7,724,867       1,691,376
NET ASSETS:
    Beginning of year......................................     19,083,221      12,581,076       3,241,758       1,550,382
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 22,497,507    $ 19,083,221    $ 10,966,625    $  3,241,758
                                                              ============    ============    ============    ============

                                                                       VAN KAMPEN                     VICTORY VIF
                                                                          UIF                         DIVERSIFIED
                                                                    EMERGING MARKETS                    STOCK--
                                                                    EQUITY--CLASS I                  CLASS A SHARES
                                                              ----------------------------    ----------------------------
                                                                  2005            2004            2005          2004(a)
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (85,649)   $    (44,774)   $     (9,609)   $        526
    Net realized gain (loss) on investments................       (247,898)       (493,439)         18,008             394
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................      3,118,728       1,963,388          76,619          13,157
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................      2,785,181       1,425,175          85,018          14,077
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        505,581         350,743          44,391           6,495
    Policyowners' surrenders...............................       (896,327)       (615,909)        (64,717)         (9,558)
    Policyowners' annuity and death benefits...............         (4,094)        (10,367)             --              --
    Net transfers from (to) Fixed Account..................        (52,252)        (29,549)         16,487             175
    Transfers between Investment Divisions.................      1,324,753         452,972         888,124         255,331
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................        877,661         147,890         884,285         252,443
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................         (3,400)         (4,768)            (88)            (17)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................     (3,659,442)      1,568,297         969,215         266,503
NET ASSETS:
    Beginning of year......................................      8,335,018       6,766,721         266,503              --
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 11,994,460    $  8,335,018    $  1,235,718    $    266,503
                                                              ============    ============    ============    ============

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

    The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following Investment Divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced--Service Class
MainStay VP Basic Value(1)--Initial Class
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock(2)--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth(3)--Initial Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Income & Growth(4)--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth(5)--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value(6)--Initial Class
MainStay VP S&P 500 Index(7)--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Dreyfus Large Company Value--Initial Class

(2) Formerly known as MainStay VP Growth Equity--Initial Class

(3) Formerly known as MainStay VP Lord Abbett Developing Growth--Initial Class

(4) Formerly known as MainStay VP American Century Income & Growth--Initial
    Class

(5) Formerly known as MainStay VP Growth--Initial Class

(6) Formerly known as MainStay VP Equity Income--Initial Class

(7) Formerly known as MainStay VP Indexed Equity--Initial Class

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

    Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent, premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC subject to certain restrictions.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day of 2006.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2005, the investments of Separate Account-I and Separate Account-II are as follows:


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                             BALANCED--           BASIC VALUE--              BOND--
                                                          SERVICE CLASS(A)        INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             386                    223                  2,131
Identified cost.......................................        $  3,992               $  2,208               $ 28,935
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             531                    372                  2,191
Identified cost.......................................        $  5,504               $  3,810               $ 29,673


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                             HIGH YIELD              INCOME &            INTERNATIONAL
                                                          CORPORATE BOND--           GROWTH--               EQUITY--
                                                           INITIAL CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................          14,048                    421                  1,037
Identified cost.......................................        $126,097               $  4,348               $ 12,987
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................          11,199                    505                  1,153
Identified cost.......................................        $103,906               $  5,508               $ 14,688

  Investment activity for the year ended December 31, 2005, was as follows:


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                             BALANCED--           BASIC VALUE--              BOND--
                                                          SERVICE CLASS(A)        INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  4,151               $    143               $  1,730
Proceeds from sales...................................             165                  1,115                  6,195
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  5,578               $    474               $  2,079
Proceeds from sales...................................              75                    776                  5,588


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                             HIGH YIELD              INCOME &            INTERNATIONAL
                                                          CORPORATE BOND--           GROWTH--               EQUITY--
                                                           INITIAL CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $ 10,543               $  1,316               $  3,697
Proceeds from sales...................................          29,306                  1,828                  1,912
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  9,079               $    636               $  5,183
Proceeds from sales...................................          15,630                    961                    720

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


      MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL         MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING          FLOATING         MAINSTAY VP
    APPRECIATION--         CASH             STOCK--        CONVERTIBLE--       GROWTH--            RATE--         GOVERNMENT--
     INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS(B)    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          4,984            16,086             3,005             1,517               213                290             2,598
       $151,216          $ 16,086          $ 73,984          $ 15,762          $  1,791           $  2,882          $ 28,651
          6,523            19,434             3,759             1,409               264                202             2,429
       $178,321          $ 19,434          $ 91,000          $ 14,756          $  2,126           $  2,011          $ 26,721


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL
       GROWTH--           CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
            437               635               941             1,250             4,879               479             4,899
       $  5,569          $  7,662          $  9,665          $ 13,633          $120,867          $  4,644          $ 91,996
            627               692             1,065             1,423             6,254               604             5,584
       $  8,110          $  8,360          $ 10,965          $ 15,560          $152,691          $  5,850          $102,592


      MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL         MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING          FLOATING         MAINSTAY VP
    APPRECIATION--         CASH             STOCK--        CONVERTIBLE--       GROWTH--            RATE--         GOVERNMENT--
     INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS(B)    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $     81          $  6,637          $  1,578          $    737          $    340           $  3,170          $  1,381
         32,916             9,434            13,965             4,765               504                289             7,760
       $     59          $  4,833          $  2,009          $    824          $    205           $  2,603          $  1,932
         35,021             9,471            15,166             3,001               549                593             6,495


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL
       GROWTH--           CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $    275          $  3,497          $  3,162          $  4,817          $  1,945          $    792          $  1,515
          1,830               825             1,597             2,267            26,821             1,338            22,429
       $    467          $  4,443          $  4,088          $  6,119          $  2,245          $  1,413          $  1,570
          2,511               823             1,189             1,949            24,073             1,291            21,796

--------------------------------------------------------------------------------


                                                                                      ALGER
                                                                                     AMERICAN
                                                            MAINSTAY VP               SMALL                 CALVERT
                                                              VALUE--            CAPITALIZATION--            SOCIAL
                                                           INITIAL CLASS          CLASS O SHARES            BALANCED
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................           2,639                    430                  1,338
Identified cost.......................................        $ 39,984               $  9,583               $  2,388
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           3,168                    590                  2,751
Identified cost.......................................        $ 49,291               $ 13,729               $  5,109


                                                               MFS(R)
                                                             INVESTORS                MFS(R)                 MFS(R)
                                                           TRUST SERIES--       RESEARCH SERIES--      UTILITIES SERIES--
                                                           INITIAL CLASS          INITIAL CLASS          SERVICE CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................              69                    116                    402
Identified cost.......................................        $  1,154               $  1,745               $  8,584
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             102                    180                    566
Identified cost.......................................        $  1,850               $  2,856               $ 11,970

                                                                                      ALGER
                                                                                     AMERICAN
                                                            MAINSTAY VP               SMALL                 CALVERT
                                                              VALUE--            CAPITALIZATION--            SOCIAL
                                                           INITIAL CLASS          CLASS O SHARES            BALANCED
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $    885               $    700               $    240
Proceeds from sales...................................           8,941                  1,960                    950
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  1,439               $  1,043               $    490
Proceeds from sales...................................           7,590                  1,328                    940


                                                               MFS(R)
                                                             INVESTORS                MFS(R)                 MFS(R)
                                                           TRUST SERIES--       RESEARCH SERIES--      UTILITIES SERIES--
                                                           INITIAL CLASS          INITIAL CLASS          SERVICE CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $     98               $    283               $  7,694
Proceeds from sales...................................             298                    538                    892
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $    159               $    192               $ 10,289
Proceeds from sales...................................             296                    362                    363

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                                                                    JANUS ASPEN
        COLONIAL                                              FIDELITY(R)                         JANUS ASPEN          SERIES
        SMALL CAP         DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)         SERIES           WORLDWIDE
       VALUE FUND,        TECHNOLOGY            VIP             EQUITY-             VIP           BALANCED--          GROWTH--
    VARIABLE SERIES--      GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--       INSTITUTIONAL     INSTITUTIONAL
         CLASS B        INITIAL SHARES     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2       SHARES             SHARES
    ------------------------------------------------------------------------------------------------------------------------------
              63                142             1,841             1,023               234             1,648              1,154
        $  1,069           $  1,214          $ 45,486          $ 23,511          $  6,654          $ 41,380           $ 52,444
              92                233             2,743             1,247               333             2,675              1,631
        $  1,550           $  2,007          $ 65,714          $ 29,139          $  9,524          $ 66,816           $ 69,028

                                                                                                 VAN KAMPEN
                                                               T. ROWE                               UIF
    NEUBERGER BERMAN                                            PRICE            VAN ECK          EMERGING
      AMT MID-CAP           ROYCE             ROYCE            EQUITY           WORLDWIDE          MARKETS           VICTORY VIF
        GROWTH--          MICRO-CAP         SMALL-CAP          INCOME             HARD            EQUITY--       DIVERSIFIED STOCK--
        CLASS S         PORTFOLIO(A)      PORTFOLIO(B)        PORTFOLIO          ASSETS            CLASS I         CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------------------
              26                25                55               783               288               625                   62
        $    462          $    302          $    524          $ 15,506          $  5,667          $  5,555             $    681
              29                25                71             1,035               399               817                  104
        $    501          $    301          $    679          $ 20,822          $  7,696          $  8,004             $  1,150

                                                                                                                    JANUS ASPEN
        COLONIAL                                              FIDELITY(R)                         JANUS ASPEN          SERIES
        SMALL CAP         DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)         SERIES           WORLDWIDE
       VALUE FUND         TECHNOLOGY            VIP             EQUITY-             VIP           BALANCED--          GROWTH--
    VARIABLE SERIES--      GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--       INSTITUTIONAL     INSTITUTIONAL
         CLASS B        INITIAL SHARES     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2       SHARES             SHARES
    ------------------------------------------------------------------------------------------------------------------------------
        $  1,029           $    195          $  2,433          $  2,882          $  3,710          $  1,426           $    527
             100                647             6,406             4,113             1,002            10,578             10,138
        $  1,639           $    260          $  4,260          $  3,630          $  5,618          $  1,870           $    724
             118                685             4,958             3,122               735            11,384             10,597

                                                                                                 VAN KAMPEN
                                                               T. ROWE                               UIF
    NEUBERGER BERMAN                                            PRICE            VAN ECK          EMERGING
      AMT MID-CAP           ROYCE             ROYCE            EQUITY           WORLDWIDE          MARKETS           VICTORY VIF
        GROWTH--          MICRO-CAP         SMALL-CAP          INCOME             HARD            EQUITY--       DIVERSIFIED STOCK--
        CLASS S         PORTFOLIO(A)      PORTFOLIO(B)        PORTFOLIO          ASSETS            CLASS I         CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------------------
        $    324          $    307          $    533          $  3,787          $  4,105          $  1,970             $    652
              65                 6                 9             2,330               570               913                  213
        $    330          $    301          $    690          $  6,047          $  5,486          $  1,780             $  1,042
              65                 1                11             2,105               625               984                  164

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the year ended December 31, 2005 and the year ended December 31, 2004 were as follows:


                                                                      MAINSTAY VP             MAINSTAY VP
                                                                      BALANCED--             BASIC VALUE--
                                                                     SERVICE CLASS           INITIAL CLASS
                                                                     -------------         ------------------
                                                                        2005(A)            2005          2004
                                                                     ----------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................              391                5            66
Units redeemed..............................................               (7)             (90)          (18)
                                                                          ---              ---           ---
  Net increase (decrease)...................................              384              (85)           48
                                                                          ===              ===           ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................              547               15            61
Units redeemed..............................................              (18)             (43)          (22)
                                                                          ---              ---           ---
  Net increase (decrease)...................................              529              (28)           39
                                                                          ===              ===           ===


                                                                                           MAINSTAY VP
                                                                 MAINSTAY VP                DEVELOPING
                                                                CONVERTIBLE--                GROWTH--
                                                                INITIAL CLASS             INITIAL CLASS
                                                              -----------------         ------------------
                                                              2005         2004         2005          2004
                                                              --------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................   11          163            3             7
Units redeemed..............................................  (241)        (265)        (19)          (36)
                                                              ----         ----         ---           ---
  Net increase (decrease)...................................  (230)        (102)        (16)          (29)
                                                              ====         ====         ===           ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................   39          102           15            19
Units redeemed..............................................  (163)        (131)        (47)          (37)
                                                              ----         ----         ---           ---
  Net increase (decrease)...................................  (124)        (29)         (32)          (18)
                                                              ====         ====         ===           ===

(a) For the period May 2, 2005 for Separate Account-I and May 3, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                      MAINSTAY VP
     MAINSTAY VP        CAPITAL                           MAINSTAY VP
       BOND--       APPRECIATION--      MAINSTAY VP     COMMON STOCK--
    INITIAL CLASS    INITIAL CLASS    CASH MANAGEMENT    INITIAL CLASS
    -------------   ---------------   ---------------   ---------------
    2005    2004     2005     2004     2005     2004     2005     2004
    -------------------------------------------------------------------
      19      39        64      123    2,898      576      38       48
    (310)   (600)   (1,525)  (1,414)  (5,120)  (7,304)   (533)    (447)
    ----    ----    ------   ------   ------   ------    ----     ----
    (291)   (561)   (1,461)  (1,291)  (2,222)  (6,728)   (495)    (399)
    ====    ====    ======   ======   ======   ======    ====     ====
      61      68       268      355    1,408    1,581      98      141
    (297)   (490)   (1,814)  (1,361)  (5,037)  (7,499)   (630)    (460)
    ----    ----    ------   ------   ------   ------    ----     ----
    (236)   (422)   (1,546)  (1,006)  (3,629)  (5,918)   (532)    (319)
    ====    ====    ======   ======   ======   ======    ====     ====


                                         MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP      MAINSTAY VP       HIGH YIELD         INCOME &
    FLOATING RATE--   GOVERNMENT--    CORPORATE BOND--      GROWTH--
     SERVICE CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------   -------------   -----------------   -------------
        2005(b)       2005    2004      2005      2004    2005    2004
    -------------------------------------------------------------------
          296           19      33         94      519      76      47
          (11)        (413)   (889)    (1,169)    (963)   (118)    (50)
          ---         ----    ----     ------     ----    ----     ---
          285         (394)   (856)    (1,075)    (444)    (42)     (3)
          ===         ====    ====     ======     ====    ====     ===
          211           62      73        188      437      31      54
          (12)        (351)   (690)      (682)    (602)    (58)    (45)
          ---         ----    ----     ------     ----    ----     ---
          199         (289)   (617)      (494)    (165)    (27)      9
          ===         ====    ====     ======     ====    ====     ===

--------------------------------------------------------------------------------


                                                      MAINSTAY VP
                                                     INTERNATIONAL       MAINSTAY VP
                                                       EQUITY--      LARGE CAP GROWTH--
                                                     INITIAL CLASS      INITIAL CLASS
                                                     -------------   -------------------
                                                     2005    2004      2005       2004
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................   186     202        10         11
Units redeemed.....................................  (122)    (81)     (136)      (153)
                                                     ----     ---      ----       ----
  Net increase (decrease)..........................    64     121      (126)      (142)
                                                     ====     ===      ====       ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................   278     191        39         49
Units redeemed.....................................   (69)    (55)     (203)      (128)
                                                     ----     ---      ----       ----
  Net increase (decrease)..........................   209     136      (164)       (79)
                                                     ====     ===      ====       ====


                                                         MAINSTAY VP         MAINSTAY VP
                                                     SMALL CAP GROWTH--    TOTAL RETURN--
                                                        INITIAL CLASS       INITIAL CLASS
                                                     -------------------   ---------------
                                                       2005       2004      2005     2004
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................     13         86          49      62
Units redeemed.....................................    (70)       (70)     (1,011)   (869)
                                                       ---        ---      ------    ----
  Net increase (decrease)..........................    (57)        16        (962)   (807)
                                                       ===        ===      ======    ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................     80        177         125     156
Units redeemed.....................................    (71)       (56)     (1,054)   (862)
                                                       ---        ---      ------    ----
  Net increase (decrease)..........................      9        121        (929)   (706)
                                                       ===        ===      ======    ====

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
    MID CAP CORE--    MID CAP GROWTH--    MID CAP VALUE--   S&P 500 INDEX--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ----------------
     2005     2004     2005      2004      2005     2004    2005      2004
    ------------------------------------------------------------------------
     199      214       235       327       364      451      63       112
     (60)     (38)      (99)     (130)     (206)    (123)   (931)     (682)
     ---      ---      ----      ----      ----     ----    ----      ----
     139      176       136       197       158      328    (868)     (570)
     ===      ===      ====      ====      ====     ====    ====      ====
     274      201       352       358       435      400     195       246
     (73)     (31)     (108)      (55)     (155)     (79)   (955)     (697)
     ---      ---      ----      ----      ----     ----    ----      ----
     201      170       244       303       280      321    (760)     (451)
     ===      ===      ====      ====      ====     ====    ====      ====

                          ALGER
                        AMERICAN                          COLONIAL
     MAINSTAY VP          SMALL           CALVERT     SMALL CAP VALUE
       VALUE--      CAPITALIZATION--      SOCIAL       FUND, VARIABLE
    INITIAL CLASS    CLASS O SHARES      BALANCED     SERIES--CLASS B
    -------------   -----------------   -----------   ----------------
    2005    2004     2005      2004     2005   2004   2005    2004(a)
    ------------------------------------------------------------------
      34      65       28        23       2      2      91       13
    (418)   (361)    (138)     (160)    (40)   (25)     (2)      --
    ----    ----     ----      ----     ---    ---    ----       --
    (384)   (296)    (110)     (137)    (38)   (23)     89       13
    ====    ====     ====      ====     ===    ===    ====       ==
      89     103       83        89      11     15     153        2
    (381)   (285)     (99)     (103)    (37)   (18)     (7)      --
    ----    ----     ----      ----     ---    ---    ----       --
    (292)   (182)     (16)      (14)    (26)    (3)    146        2
    ====    ====     ====      ====     ===    ===    ====       ==

--------------------------------------------------------------------------------

                                                       DREYFUS IP        FIDELITY(R)
                                                       TECHNOLOGY            VIP
                                                        GROWTH--       CONTRAFUND(R)--
                                                     INITIAL SHARES     INITIAL CLASS
                                                     ---------------   ---------------
                                                      2005     2004     2005     2004
                                                     ---------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................      5        9      173      179
Units redeemed.....................................    (56)     (33)    (329)    (266)
                                                       ---      ---     ----     ----
  Net increase (decrease)..........................    (51)     (24)    (156)     (87)
                                                       ===      ===     ====     ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................     13       29      343      280
Units redeemed.....................................    (62)     (39)    (336)    (323)
                                                       ---      ---     ----     ----
  Net increase (decrease)..........................    (49)     (10)       7      (43)
                                                       ===      ===     ====     ====


                                                        MFS(R)
                                                       INVESTORS        MFS(R)
                                                         TRUST         RESEARCH
                                                       SERIES--        SERIES--
                                                     INITIAL CLASS   INITIAL CLASS
                                                     -------------   -------------
                                                     2005    2004    2005    2004
                                                     -----------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................     2       3      10       5
Units redeemed.....................................   (22)    (23)    (32)    (20)
                                                      ---     ---     ---     ---
  Net increase (decrease)..........................   (20)    (20)    (22)    (15)
                                                      ===     ===     ===     ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................     9      10      10      21
Units redeemed.....................................   (22)    (22)    (24)    (19)
                                                      ---     ---     ---     ---
  Net increase (decrease)..........................   (13)    (12)    (14)      2
                                                      ===     ===     ===     ===

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 4, 2005 for Separate Account-I and May 23, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(c) For the period June 3, 2005 for Separate Account-I and May 13, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


      FIDELITY(R)       FIDELITY(R)          JANUS ASPEN             JANUS ASPEN
          VIP               VIP                SERIES                  SERIES
    EQUITY-INCOME--      MID CAP--           BALANCED--          WORLDWIDE GROWTH--
     INITIAL CLASS    SERVICE CLASS 2   INSTITUTIONAL SHARES    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------------   ---------------------
     2005     2004     2005     2004      2005        2004        2005        2004
    ---------------------------------------------------------------------------------
       88      124      254      284        26          43          23          55
     (215)    (171)     (62)     (13)     (489)       (477)       (659)       (674)
     ----     ----     ----     ----      ----        ----        ----        ----
     (127)     (47)     192      271      (463)       (434)       (636)       (619)
     ====     ====     ====     ====      ====        ====        ====        ====
      131      171      380      346       142         178         129         178
     (168)    (152)     (39)     (15)     (631)       (588)       (779)       (650)
     ----     ----     ----     ----      ----        ----        ----        ----
      (37)      19      341      331      (489)       (410)       (650)       (472)
     ====     ====     ====     ====      ====        ====        ====        ====


                        NEUBERGER
        MFS(R)            BERMAN
       UTILITIES       AMT MID-CAP       ROYCE       ROYCE
       SERIES--          GROWTH--      MICRO-CAP   SMALL-CAP
     SERVICE CLASS       CLASS S       PORTFOLIO   PORTFOLIO
    ---------------   --------------   ---------   ---------
    2005    2004(A)   2005   2004(A)    2005(B)     2005(C)
    --------------------------------------------------------
     597       148     24      18         26          51
     (87)       (5)    (2)     --         --          (1)
    ----      ----     --      --          --          --
     510       143     22      18         26          50
    ====      ====     ==      ==          ==          ==
     777       168     25      22         26          62
     (48)       (2)    (1)     --         --          (1)
    ----      ----     --      --          --          --
     729       166     24      22         26          61
    ====      ====     ==      ==          ==          ==

--------------------------------------------------------------------------------


                                                                       VAN ECK
                                                     T. ROWE PRICE    WORLDWIDE
                                                     EQUITY INCOME      HARD
                                                       PORTFOLIO       ASSETS
                                                     -------------   -----------
                                                     2005    2004    2005   2004
                                                     ---------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................   193     270    229     61
Units redeemed.....................................  (150)   (134)   (34)    (7)
                                                     ----    ----    ---    ---
  Net increase (decrease)..........................    43     136    195     54
                                                     ====    ====    ===    ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................   395     435    294    106
Units redeemed.....................................  (193)    (94)   (23)   (18)
                                                     ----    ----    ---    ---
  Net increase (decrease)..........................   202     341    271     88
                                                     ====    ====    ===    ===


                                                     VAN KAMPEN       VICTORY
                                                         UIF            VIF
                                                      EMERGING      DIVERSIFIED
                                                       MARKETS        STOCK--
                                                      EQUITY--        CLASS A
                                                       CLASS I         SHARES
                                                     -----------   --------------
                                                     2005   2004   2005   2004(A)
                                                     ----------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................  133     16     46      22
Units redeemed.....................................  (58)   (108)   (4)     --
                                                     ---    ----    --      --
  Net increase (decrease)..........................   75    (92)    42      22
                                                     ===    ====    ==      ==
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................  127     70     86      25
Units redeemed.....................................  (69)   (61)    (6)     (1)
                                                     ---    ----    --      --
  Net increase (decrease)..........................   58      9     80      24
                                                     ===    ====    ==      ==

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2005, 2004, 2003, 2002 and 2001.

                                              MAINSTAY VP                    MAINSTAY VP
                                              BALANCED--                    BASIC VALUE--
                                             SERVICE CLASS                  INITIAL CLASS
                                             -------------   -------------------------------------------
                                                 2005         2005     2004     2003     2002      2001
                                             -----------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................      $4,021       $2,581   $3,468   $2,648   $ 2,073   $3,229
Units Outstanding.........................         384          216      301      253       250      296
Variable Accumulation Unit Value..........      $10.47       $12.00   $11.53   $10.49   $  8.30   $10.90
Total Return..............................        4.7%         4.1%     9.9%    26.3%    (23.9%)   (5.7%)
Investment Income Ratio...................        1.9%         0.8%     1.0%     0.9%      0.5%     0.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................      $5,541       $4,301   $4,460   $3,649   $ 2,693   $3,502
Units Outstanding.........................         529          354      382      343       320      317
Variable Accumulation Unit Value..........      $10.47       $12.16   $11.68   $10.63   $  8.41   $11.05
Total Return..............................        4.7%         4.1%     9.9%    26.3%    (23.9%)   (5.7%)
Investment Income Ratio...................        1.9%         0.9%     1.0%     0.9%      0.6%     0.7%

                                                               MAINSTAY VP
                                                             CASH MANAGEMENT
                                             -----------------------------------------------
                                              2005      2004      2003      2002      2001
                                             -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................   $16,122   $18,816   $27,888   $46,990   $52,540
Units Outstanding.........................    11,934    14,156    20,884    34,967    39,115
Variable Accumulation Unit Value..........   $  1.35   $  1.33   $  1.34   $  1.34   $  1.34
Total Return..............................      1.6%     (0.5%)    (0.6%)       --      2.5%
Investment Income Ratio...................      2.9%      0.8%      0.7%      1.3%      3.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................   $19,638   $23,988   $32,002   $45,521   $46,590
Units Outstanding.........................    14,418    18,047    23,965    33,873    34,686
Variable Accumulation Unit Value..........   $  1.35   $  1.33   $  1.34   $  1.34   $  1.34
Total Return..............................      1.6%     (0.5%)    (0.6%)       --      2.5%
Investment Income Ratio...................      2.9%      0.8%      0.7%      1.3%      3.7%

                                                             MAINSTAY VP
                                                         DEVELOPING GROWTH--
                                                            INITIAL CLASS
                                             -------------------------------------------
                                              2005     2004     2003     2002      2001
                                             -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................   $2,155   $2,097   $2,275   $ 1,150   $2,131
Units Outstanding.........................      203      219      248       171      222
Variable Accumulation Unit Value..........   $10.61   $ 9.59   $ 9.18   $  6.72   $ 9.58
Total Return..............................    10.6%     4.5%    36.7%    (29.9%)   (8.5%)
Investment Income Ratio...................       --       --       --        --       --
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................   $2,675   $2,731   $2,776   $ 1,512   $2,371
Units Outstanding.........................      252      284      302       225      247
Variable Accumulation Unit Value..........   $10.63   $ 9.61   $ 9.20   $  6.73   $ 9.60
Total Return..............................    10.6%     4.5%    36.7%    (29.9%)   (8.5%)
Investment Income Ratio...................       --       --       --        --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

For individual division commencing during the period indicated, total return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                      MAINSTAY VP                                          MAINSTAY VP
                         BOND--                                       CAPITAL APPRECIATION--
                     INITIAL CLASS                                        INITIAL CLASS
    ------------------------------------------------   ----------------------------------------------------
     2005      2004      2003      2002       2001       2005       2004       2003       2002       2001
    -------------------------------------------------------------------------------------------------------
    $27,930   $32,655   $41,042   $46,620   $ 47,865   $115,793   $139,443   $162,444   $148,622   $260,390
      1,633     1,924     2,485     2,912      3,231      5,068      6,529      7,820      8,969     10,729
    $ 17.12   $ 16.97   $ 16.52   $ 16.01   $  14.81   $  22.85   $  21.36   $  20.77   $  16.57   $  24.27
       0.9%      2.7%      3.2%      8.1%       7.9%       7.0%       2.8%      25.4%     (31.7%)    (24.2%)
       3.0%      3.2%      3.7%      4.4%       5.7%         --       0.2%       0.2%       0.1%       0.1%
    $28,796   $32,507   $38,609   $41,985   $ 37,118   $151,570   $174,656   $190,775   $164,115   $274,149
      1,679     1,915     2,337     2,623      2,506      6,632      8,178      9,184      9,904     11,296
    $ 17.12   $ 16.97   $ 16.52   $ 16.01   $  14.81   $  22.85   $  21.36   $  20.77   $  16.57   $  24.27
       0.9%      2.7%      3.2%      8.1%       7.9%       7.0%       2.8%      25.4%     (31.7%)    (24.2%)
       3.0%      3.3%      3.8%      4.7%       5.6%         --       0.2%       0.2%       0.1%       0.1%

                      MAINSTAY VP                                          MAINSTAY VP
                     COMMON STOCK--                                       CONVERTIBLE--
                     INITIAL CLASS                                        INITIAL CLASS
    ------------------------------------------------   ----------------------------------------------------
     2005      2004      2003      2002       2001       2005       2004       2003       2002       2001
    -------------------------------------------------------------------------------------------------------
    $64,668   $73,642   $76,639   $69,575   $111,911   $ 17,837   $ 21,042   $ 21,812   $ 15,632   $ 18,165
      2,370     2,865     3,264     3,696      4,445        961      1,191      1,293      1,118      1,181
    $ 27.32   $ 25.70   $ 23.48   $ 18.82   $  25.17   $  18.60   $  17.67   $  16.87   $  13.99   $  15.39
       6.3%      9.5%     24.7%    (25.2%)    (18.2%)      5.2%       4.7%      20.7%      (9.1%)     (3.4%)
       0.9%      1.3%      1.0%      0.8%       0.6%       1.5%       1.7%       2.5%       2.7%       3.6%
    $80,988   $89,868   $89,598   $76,672   $115,917   $ 16,613   $ 17,987   $ 17,661   $ 12,721   $ 14,279
      2,965     3,497     3,816     4,073      4,605        896      1,020      1,049        912        931
    $ 27.32   $ 25.70   $ 23.48   $ 18.82   $  25.17   $  18.55   $  17.63   $  16.83   $  13.95   $  15.34
       6.3%      9.5%     24.7%    (25.2%)    (18.2%)      5.2%       4.7%      20.7%      (9.1%)     (3.4%)
       1.0%      1.4%      1.1%      0.9%       0.6%       1.5%       1.9%       2.6%       2.7%       3.6%

                                                                                            MAINSTAY VP
      MAINSTAY VP                       MAINSTAY VP                                          HIGH YIELD
    FLOATING RATE--                    GOVERNMENT--                                       CORPORATE BOND--
     SERVICE CLASS                     INITIAL CLASS                                       INITIAL CLASS
    ---------------   -----------------------------------------------   ----------------------------------------------------
         2005          2005      2004      2003      2002      2001       2005       2004       2003       2002       2001
    ------------------------------------------------------------------------------------------------------------------------
        $2,880        $27,258   $33,768   $47,553   $69,501   $51,150   $134,047   $156,942   $150,241   $104,452   $122,288
           285          1,569     1,963     2,819     4,144     3,307      5,729      6,804      7,248      6,783      7,999
        $10.10        $ 17.38   $ 17.20   $ 16.87   $ 16.77   $ 15.47   $  23.44   $  23.07   $  20.73   $  15.40   $  15.29
          1.0%           1.1%      2.0%      0.6%      8.4%      5.3%       1.6%      11.3%      34.6%       0.7%       3.6%
          4.8%           2.8%      3.6%      3.5%      3.4%      4.4%       5.4%       6.9%       7.9%       9.5%      10.8%
        $2,010        $25,496   $30,205   $40,019   $52,350   $34,663   $107,082   $116,727   $108,307   $ 75,161   $ 81,685
           199          1,467     1,756     2,373     3,121     2,241      4,572      5,066      5,231      4,886      5,349
        $10.10        $ 17.38   $ 17.20   $ 16.87   $ 16.77   $ 15.47   $  23.41   $  23.04   $  20.71   $  15.38   $  15.27
          1.0%           1.1%      2.0%      0.6%      8.4%      5.3%       1.6%      11.3%      34.6%       0.7%       3.6%
          4.7%           2.9%      3.7%      3.8%      3.6%      4.4%       5.6%       7.0%       7.8%       9.9%      10.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                        INCOME & GROWTH--
                                                                          INITIAL CLASS
                                                           -------------------------------------------
                                                            2005     2004     2003     2002      2001
                                                           -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $4,996   $5,309   $4,797   $ 3,770   $5,537
Units Outstanding.......................................      419      461      464       463      540
Variable Accumulation Unit Value........................   $11.89   $11.51   $10.35   $  8.15   $10.25
Total Return............................................     3.4%    11.2%    27.0%    (20.6%)   (9.7%)
Investment Income Ratio.................................     1.1%     1.7%     1.5%      1.0%     0.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $5,976   $6,092   $5,379   $ 4,026   $5,449
Units Outstanding.......................................      502      529      520       494      531
Variable Accumulation Unit Value........................   $11.89   $11.51   $10.35   $  8.15   $10.25
Total Return............................................     3.4%    11.2%    27.0%    (20.6%)   (9.7%)
Investment Income Ratio.................................     1.1%     1.8%     1.5%      1.0%     0.8%

                                                                           MAINSTAY VP
                                                                             MID CAP
                                                                             CORE--
                                                                          INITIAL CLASS
                                                           -------------------------------------------
                                                            2005     2004     2003     2002      2001
                                                           -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $8,693   $5,763   $2,859   $ 1,250   $  388
Units Outstanding.......................................      577      438      262       153       41
Variable Accumulation Unit Value........................   $15.06   $13.16   $10.91   $  8.16   $ 9.49
Total Return............................................    14.4%    20.6%    33.7%    (14.1%)   (5.1%)
Investment Income Ratio.................................     0.6%     0.6%     0.6%      0.4%     0.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $9,472   $5,628   $2,806   $ 1,381   $  227
Units Outstanding.......................................      628      427      257       169       24
Variable Accumulation Unit Value........................   $15.08   $13.19   $10.93   $  8.17   $ 9.51
Total Return............................................    14.4%    20.6%    33.7%    (14.1%)   (4.9%)
Investment Income Ratio.................................     0.6%     0.6%     0.6%      0.4%     0.7%

                                                                               MAINSTAY VP
                                                                                 S&P 500
                                                                                 INDEX--
                                                                              INITIAL CLASS
                                                           ----------------------------------------------------
                                                             2005       2004       2003       2002       2001
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $122,733   $143,383   $146,296   $127,742   $198,864
Units Outstanding.......................................      4,183      5,051      5,621      6,211      7,423
Variable Accumulation Unit Value........................   $  29.36   $  28.39   $  26.03   $  20.57   $  26.79
Total Return............................................       3.4%       9.1%      26.5%     (23.2%)    (13.2%)
Investment Income Ratio.................................       1.1%       1.5%       1.3%       1.2%       0.9%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $157,412   $173,793   $171,087   $142,842   $209,565
Units Outstanding.......................................      5,363      6,123      6,574      6,945      7,823
Variable Accumulation Unit Value........................   $  29.36   $  28.39   $  26.03   $  20.57   $  26.79
Total Return............................................       3.4%       9.1%      26.5%     (23.2%)    (13.2%)
Investment Income Ratio.................................       1.1%       1.5%       1.3%       1.2%       1.0%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

For individual division commencing during the period indicated, total return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                     MAINSTAY VP                                         MAINSTAY VP
                    INTERNATIONAL                                         LARGE CAP
                       EQUITY--                                           GROWTH--
                    INITIAL CLASS                                       INITIAL CLASS
    ----------------------------------------------   ---------------------------------------------------
     2005      2004      2003     2002      2001      2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------------------------------
    $14,883   $12,832   $9,245   $ 6,847   $ 7,779   $ 5,043   $  6,446   $  8,487   $  7,167   $ 13,064
        792       728      607       577       619       400        526        668        713        921
    $ 18.79   $ 17.63   $15.22   $ 11.86   $ 12.57   $ 12.62   $  12.25   $  12.71   $  10.05   $  14.18
       6.6%     15.8%    28.3%     (5.6%)   (15.1%)     3.0%      (3.6%)     26.4%     (29.1%)    (17.6%)
       1.7%      1.0%     2.0%      1.3%      1.3%        --       0.2%       0.2%       0.1%         --
    $16,553   $11,842   $8,147   $ 6,192   $ 6,335   $ 7,234   $  9,043   $ 10,395   $  8,264   $ 14,072
        880       671      535       522       504       568        732        811        815        983
    $ 18.80   $ 17.64   $15.23   $ 11.87   $ 12.58   $ 12.73   $  12.36   $  12.82   $  10.14   $  14.31
       6.6%     15.8%    28.3%     (5.6%)   (15.1%)     3.0%      (3.6%)     26.4%     (29.1%)    (17.8%)
       1.9%      1.1%     2.0%      1.4%      1.3%        --       0.2%       0.2%       0.1%         --

                     MAINSTAY VP                                         MAINSTAY VP
                       MID CAP                                             MID CAP
                       GROWTH--                                            VALUE--
                    INITIAL CLASS                                       INITIAL CLASS
    ----------------------------------------------   ---------------------------------------------------
     2005      2004      2003     2002      2001      2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------------------------------
    $12,740   $ 9,433   $5,892   $   682   $   278   $15,360   $ 12,782   $  7,511   $  5,089   $  2,564
        942       806      609       101        29     1,190      1,032        704        607        258
    $ 13.53   $ 11.70   $ 9.67   $  6.77   $  9.60   $ 12.92   $  12.38   $  10.67   $   8.38   $   9.94
      15.6%     21.0%    42.9%    (29.5%)    (4.0%)     4.3%      16.0%      27.3%     (15.7%)     (0.6%)
       0.1%        --       --        --        --      0.8%       1.0%       1.2%       1.1%       2.0%
    $14,438   $ 9,572   $4,925   $   635   $   385   $17,499   $ 13,348   $  8,130   $  5,308   $  1,576
      1,047       803      500        92        39     1,374      1,094        773        643        161
    $ 13.78   $ 11.92   $ 9.85   $  6.89   $  9.78   $ 12.73   $  12.20   $  10.52   $   8.26   $   9.80
      15.6%     21.0%    42.9%    (29.5%)    (2.2%)     4.3%      16.0%      27.3%     (15.7%)     (2.0%)
         --        --       --        --        --      0.8%       1.0%       1.2%       1.3%       1.9%

                     MAINSTAY VP
                      SMALL CAP                                          MAINSTAY VP
                       GROWTH--                                        TOTAL RETURN--
                    INITIAL CLASS                                       INITIAL CLASS
    ----------------------------------------------   ---------------------------------------------------
     2005      2004      2003     2002      2001      2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------------------------------
    $ 5,324   $ 5,773   $5,197   $ 1,381   $   725   $85,369   $102,017   $113,786   $109,940   $163,607
        500       557      541       201        77     3,755      4,717      5,524      6,305      7,727
    $ 10.65   $ 10.37   $ 9.60   $  6.87   $  9.45   $ 22.74   $  21.63   $  20.60   $  17.44   $  21.17
       2.7%      8.0%    39.9%    (27.4%)    (5.5%)     5.1%       5.0%      18.1%     (17.6%)    (11.8%)
         --        --       --        --        --      1.4%       1.6%       1.8%       2.2%       2.3%
    $ 6,704   $ 6,432   $4,771   $ 1,421   $   918   $97,302   $112,661   $121,853   $112,541   $157,572
        619       610      489       203        96     4,280      5,209      5,915      6,454      7,442
    $ 10.83   $ 10.55   $ 9.77   $  6.98   $  9.61   $ 22.74   $  21.63   $  20.60   $  17.44   $  21.17
       2.7%      8.0%    39.9%    (27.4%)    (3.9%)     5.1%       5.0%      18.1%     (17.6%)    (11.8%)
         --        --       --        --        --      1.4%       1.6%       1.9%       2.3%       2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                              MAINSTAY VP
                                                                                VALUE--
                                                                             INITIAL CLASS
                                                            -----------------------------------------------
                                                             2005      2004      2003      2002      2001
                                                            -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $45,425   $51,220   $52,162   $45,782   $67,728
Units Outstanding.......................................      2,116     2,500     2,796     3,086     3,557
Variable Accumulation Unit Value........................    $ 21.49   $ 20.49   $ 18.65   $ 14.84   $ 19.04
Total Return............................................       4.9%      9.8%     25.7%    (22.1%)    (0.9%)
Investment Income Ratio.................................       1.1%      1.1%      1.5%      1.3%      1.4%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $54,597   $58,043   $56,255   $46,850   $65,494
Units Outstanding.......................................      2,533     2,825     3,007     3,149     3,430
Variable Accumulation Unit Value........................    $ 21.55   $ 20.55   $ 18.71   $ 14.88   $ 19.09
Total Return............................................       4.9%      9.8%     25.7%    (22.1%)    (0.9%)
Investment Income Ratio.................................       1.2%      1.1%      1.6%      1.3%      1.4%

                                                              COLONIAL
                                                              SMALL CAP
                                                             VALUE FUND,
                                                              VARIABLE
                                                              SERIES--
                                                               CLASS B
                                                           ---------------
                                                            2005     2004
                                                           ---------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $1,127   $  140
Units Outstanding.......................................      102       13
Variable Accumulation Unit Value........................   $11.01   $10.57
Total Return............................................     4.1%     5.7%
Investment Income Ratio.................................       --     0.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $1,630   $   23
Units Outstanding.......................................      148        2
Variable Accumulation Unit Value........................   $11.01   $10.57
Total Return............................................     4.1%     5.7%
Investment Income Ratio.................................       --     0.6%


                                                                            FIDELITY(R) VIP
                                                                            EQUITY-INCOME--
                                                                             INITIAL CLASS
                                                            -----------------------------------------------
                                                             2005      2004      2003      2002      2001
                                                            -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $25,988   $27,140   $25,421   $21,694   $30,023
Units Outstanding.......................................      1,382     1,509     1,556     1,708     1,938
Variable Accumulation Unit Value........................    $ 18.80   $ 17.99   $ 16.34   $ 12.70   $ 15.49
Total Return............................................       4.5%     10.1%     28.7%    (18.0%)    (6.2%)
Investment Income Ratio.................................       1.7%      1.5%      1.9%      1.8%      1.9%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $31,688   $30,977   $27,839   $21,702   $28,160
Units Outstanding.......................................      1,698     1,735     1,716     1,721     1,831
Variable Accumulation Unit Value........................    $ 18.66   $ 17.86   $ 16.22   $ 12.61   $ 15.38
Total Return............................................       4.5%     10.1%     28.7%    (18.0%)    (6.2%)
Investment Income Ratio.................................       1.6%      1.5%      1.8%      1.8%      1.7%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

For individual division commencing during the period indicated, total return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                           ALGER
                         AMERICAN
                           SMALL                                            CALVERT
                     CAPITALIZATION--                                       SOCIAL
                      CLASS O SHARES                                       BALANCED
      -----------------------------------------------   -----------------------------------------------
       2005      2004      2003      2002      2001      2005      2004      2003      2002      2001
      -------------------------------------------------------------------------------------------------
      $10,101   $ 9,890   $ 9,788   $ 7,752   $12,031   $ 2,592   $ 3,204   $ 3,387   $ 2,646   $ 3,485
          880       990     1,127     1,254     1,417       134       172       195       179       205
      $ 11.53   $  9.99   $  8.68   $  6.18   $  8.49   $ 19.40   $ 18.60   $ 17.40   $ 14.78   $ 17.04
        15.4%     15.1%     40.5%    (27.2%)   (30.4%)     4.3%      6.9%     17.8%    (13.3%)    (8.1%)
           --        --        --        --      0.1%      1.7%      1.6%      2.2%      2.6%      3.6%
      $13,917   $12,222   $10,742   $ 7,697   $11,471   $ 5,329   $ 5,584   $ 5,280   $ 4,530   $ 5,403
        1,207     1,223     1,237     1,245     1,352       274       300       303       306       317
      $ 11.53   $  9.99   $  8.68   $  6.18   $  8.49   $ 19.42   $ 18.62   $ 17.42   $ 14.79   $ 17.06
        15.4%     15.1%     40.5%    (27.2%)   (30.4%)     4.3%      6.9%     17.8%    (13.3%)    (8.1%)
           --        --        --        --      0.1%      1.8%      1.7%      2.0%      2.7%      3.7%


                        DREYFUS IP                                        FIDELITY(R)
                        TECHNOLOGY                                            VIP
                         GROWTH--                                       CONTRAFUND(R)--
                      INITIAL SHARES                                     INITIAL CLASS
      -----------------------------------------------   -----------------------------------------------
       2005      2004      2003      2002      2001      2005      2004      2003      2002      2001
      -------------------------------------------------------------------------------------------------
      $ 1,281   $ 1,707   $ 1,938   $   595   $   261   $56,939   $52,630   $47,782   $39,960   $49,755
          141       192       216        99        26     2,341     2,497     2,584     2,741     3,054
      $  9.10   $  8.88   $  8.95   $  6.01   $ 10.05   $ 24.33   $ 21.07   $ 18.49   $ 14.58   $ 16.29
         2.4%     (0.8%)    49.0%    (40.2%)     0.5%     15.4%     14.0%     26.8%    (10.5%)   (13.4%)
           --        --        --        --        --      0.3%      0.3%      0.5%      0.9%      0.8%
      $ 2,100   $ 2,470   $ 2,579   $   878   $   645   $84,852   $73,367   $65,135   $52,702   $62,180
          238       287       297       151        66     3,556     3,549     3,592     3,685     3,891
      $  8.83   $  8.62   $  8.69   $  5.83   $  9.75   $ 23.86   $ 20.67   $ 18.13   $ 14.30   $ 15.98
         2.4%     (0.8%)    49.0%    (40.2%)    (2.5%)    15.4%     14.0%     26.8%    (10.5%)   (13.4%)
           --        --        --        --        --      0.3%      0.3%      0.5%      0.8%      0.8%


                                                    JANUS ASPEN
           FIDELITY(R) VIP                            SERIES
              MID CAP--                             BALANCED--
           SERVICE CLASS 2                     INSTITUTIONAL SHARES
      -------------------------   -----------------------------------------------
       2005      2004     2003     2005      2004      2003      2002      2001
      ---------------------------------------------------------------------------
      $ 8,083   $4,269   $  431   $42,249   $49,154   $54,194   $57,185   $70,409
          501      309       38     1,937     2,400     2,834     3,367     3,828
      $ 16.11   $13.83   $11.24   $ 21.83   $ 20.48   $ 19.12   $ 16.99   $ 18.39
        16.5%    23.0%    12.4%      6.6%      7.1%     12.6%     (7.7%)    (5.9%)
           --       --       --      2.2%      2.2%      2.2%      2.4%      2.6%
      $11,499   $5,080   $  338   $68,627   $74,451   $77,365   $72,705   $81,831
          702      361       30     3,136     3,625     4,035     4,269     4,437
      $ 16.39   $14.07   $11.43   $ 21.89   $ 20.54   $ 19.17   $ 17.03   $ 18.44
        16.5%    23.0%    14.3%      6.6%      7.1%     12.6%     (7.7%)    (5.9%)
           --       --       --      2.3%      2.2%      2.2%      2.4%      2.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                             JANUS ASPEN
                                                                                SERIES
                                                                              WORLDWIDE
                                                                               GROWTH--
                                                                         INSTITUTIONAL SHARES
                                                           ------------------------------------------------
                                                            2005      2004      2003      2002       2001
                                                           ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $32,111   $40,513   $48,340   $46,780   $ 75,000
Units Outstanding.......................................     2,010     2,646     3,265     3,867      4,559
Variable Accumulation Unit Value........................   $ 16.00   $ 15.31   $ 14.80   $ 12.10   $  16.45
Total Return............................................      4.5%      3.4%     22.4%    (26.5%)    (23.4%)
Investment Income Ratio.................................      1.3%      1.0%      1.1%      0.9%       0.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $45,417   $53,467   $58,703   $53,620   $ 82,282
Units Outstanding.......................................     2,835     3,485     3,957     4,424      4,992
Variable Accumulation Unit Value........................   $ 16.03   $ 15.34   $ 14.83   $ 12.12   $  16.48
Total Return............................................      4.5%      3.4%     22.4%    (26.5%)    (23.4%)
Investment Income Ratio.................................      1.3%      1.0%      1.1%      0.9%       0.5%

                                                                                    NEUBERGER
                                                                                   BERMAN AMT
                                                                 MFS(R)              MID-CAP
                                                           UTILITIES SERIES--       GROWTH--
                                                             SERVICE CLASS           CLASS S
                                                           ------------------   -----------------
                                                             2005      2004      2005      2004
                                                           --------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 9,538    $1,794    $   525   $   210
Units Outstanding.......................................       653       143         40        18
Variable Accumulation Unit Value........................   $ 14.46    $12.57    $ 13.17   $ 11.76
Total Return............................................     15.1%     25.7%      12.0%     17.6%
Investment Income Ratio.................................      0.4%        --         --        --
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $13,230    $2,143    $   576   $   248
Units Outstanding.......................................       895       166         46        22
Variable Accumulation Unit Value........................   $ 14.85    $12.90    $ 12.56   $ 11.22
Total Return............................................     15.1%     29.0%      12.0%     12.2%
Investment Income Ratio.................................      0.4%        --         --        --


                                                                             VAN ECK
                                                                            WORLDWIDE
                                                                               HARD
                                                                              ASSETS
                                                           --------------------------------------------
                                                            2005      2004     2003     2002     2001
                                                           --------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 7,976   $2,394   $1,288   $  967   $   450
Units Outstanding.......................................       354      159      105      113        50
Variable Accumulation Unit Value........................   $ 22.53   $15.05   $12.30   $ 8.59   $  8.95
Total Return............................................     49.7%    22.4%    43.2%    (4.1%)   (11.6%)
Investment Income Ratio.................................      0.2%     0.3%     0.5%     0.4%      1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $10,967   $3,242   $1,550   $1,148   $   472
Units Outstanding.......................................       483      212      124      132        52
Variable Accumulation Unit Value........................   $ 22.88   $15.28   $12.49   $ 8.72   $  9.09
Total Return............................................     49.7%    22.4%    43.2%    (4.1%)   (11.6%)
Investment Income Ratio.................................      0.2%     0.3%     0.4%     0.4%      1.0%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

For individual division commencing during the period indicated, total return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                         MFS(R)
                       INVESTORS
                         TRUST                                          MFS(R)
                        SERIES--                                   RESEARCH SERIES--
                     INITIAL CLASS                                   INITIAL CLASS
      --------------------------------------------   ---------------------------------------------
       2005     2004     2003     2002      2001      2005     2004     2003      2002      2001
      --------------------------------------------------------------------------------------------
      $1,322   $1,441   $1,479   $ 1,356   $ 2,158   $1,886   $2,001   $ 1,882   $ 1,734   $ 3,076
         135      155      175       193       240      175      197       212       240       317
      $ 9.84   $ 9.29   $ 8.45   $  7.01   $  8.99   $10.81   $10.16   $  8.89   $  7.22   $  9.69
        5.9%     9.9%    20.6%    (22.0%)   (17.0%)    6.4%    14.4%     23.1%    (25.5%)   (22.3%)
        0.6%     0.6%     0.6%      0.6%      0.5%     0.5%     1.1%      0.7%      0.3%        --
      $1,967   $1,977   $1,899   $ 1,650   $ 2,207   $2,952   $2,918   $ 2,537   $ 2,180   $ 3,339
         194      207      219       229       239      277      291       289       306       349
      $10.12   $ 9.55   $ 8.69   $  7.21   $  9.24   $10.67   $10.03   $  8.77   $  7.13   $  9.57
        5.9%     9.9%    20.6%    (22.0%)   (17.0%)    6.4%    14.4%     23.1%    (25.5%)   (22.3%)
        0.6%     0.6%     0.7%      0.5%      0.5%     0.5%     1.1%      0.7%      0.3%        --

                                               T. ROWE PRICE
        ROYCE       ROYCE                         EQUITY
      MICRO-CAP   SMALL-CAP                       INCOME
      PORTFOLIO   PORTFOLIO                      PORTFOLIO
      ---------   ---------   -----------------------------------------------
        2005        2005       2005      2004      2003      2002      2001
      -----------------------------------------------------------------------
       $  312      $  528     $17,014   $15,968   $12,398   $ 9,768   $11,020
           26          50       1,186     1,143     1,007       982       950
       $12.01      $10.59     $ 14.33   $ 13.97   $ 12.32   $  9.94   $ 11.59
        20.1%        5.9%        2.6%     13.4%     23.9%    (14.2%)     0.2%
         1.9%          --        1.6%      1.6%      1.7%      1.6%      1.5%
       $  311      $  684     $22,498   $19,083   $12,581   $ 8,546   $ 9,525
           26          61       1,557     1,355     1,014       853       815
       $12.04      $11.24     $ 14.44   $ 14.08   $ 12.41   $ 10.02   $ 11.68
        20.4%       12.4%        2.6%     13.4%     23.9%    (14.2%)     0.2%
         1.9%          --        1.6%      1.7%      1.8%      1.6%      1.5%

                                                         VICTORY
                       VAN KAMPEN                          VIF
                          UIF                          DIVERSIFIED
                    EMERGING MARKETS                     STOCK--
                        EQUITY--                         CLASS A
                        CLASS I                          SHARES
      --------------------------------------------   ---------------
       2005      2004     2003     2002      2001     2005     2004
      --------------------------------------------------------------
      $ 9,133   $5,991   $5,895   $ 3,951   $4,807   $  738   $  233
          547      472      564       558      611       64       22
      $ 16.79   $12.70   $10.45   $  7.08   $ 7.87   $11.57   $10.78
        32.1%    21.5%    47.7%    (10.1%)   (7.7%)    7.3%     7.8%
         0.4%     0.7%       --        --       --     0.1%     1.3%
      $11,994   $8,335   $6,767   $ 4,819   $5,504   $1,236   $  267
          709      651      642       676      694      104       24
      $ 16.91   $12.80   $10.53   $  7.13   $ 7.93   $11.89   $11.07
        32.1%    21.5%    47.7%    (10.1%)   (7.7%)    7.3%    10.7%
         0.4%     0.7%       --        --       --     0.1%     1.4%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account I and II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Balanced--Service Class, MainStay VP Basic Value--Initial Class (formerly known as MainStay VP Dreyfus Large Company Value--Initial Class), MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Developing Growth--Initial Class (formerly known as MainStay VP Lord Abbett Developing Growth--Initial Class), MainStay VP Floating Rate--Service Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP Income & Growth--Initial Class (formerly known as MainStay VP American Century Income and Growth--Initial Class), MainStay VP International Equity--Initial Class, MainStay VP Large Cap Growth--Initial Class (formerly known as MainStay VP Growth--Initial Class and MainStay VP Eagle Asset Management Growth Equity--Initial Class), MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value-- Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, Alger American Small Capitalization--Class O Shares, Calvert Social Balanced, Colonial Small Cap Value, Variable Series--Class B, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced-- Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting each of the NYLIAC Variable Annuity Separate Account-I and the NYLIAC Variable Annuity Separate Account-II) as of December 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2006

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus Variable Annuity)

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus II Variable Annuity)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 49,059,907      $205,895,682      $313,660,057
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (1,903)          (63,215)         (340,600)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        163,058           693,152           976,686
    Administrative charges..................................         14,382            61,531           110,858
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 33,771,700      $143,750,686      $282,123,950
    Series II Policies......................................        336,243         1,139,179           651,866
    Series III Policies.....................................     11,361,828        46,639,300        20,831,662
    Series IV Policies......................................      3,128,529        13,277,354         8,594,880
    Series V Policies.......................................        282,264           271,265            29,555
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 48,880,564      $205,077,784      $312,231,913
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      11.63      $      16.14      $      17.85
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.74      $      13.08      $       6.68
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.59      $      12.80      $       6.09
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      11.49      $      11.47      $      10.25
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.03      $      11.07      $      12.49
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 41,754,465      $213,679,432      $390,602,739
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE         INCOME &
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $177,005,375      $276,084,420      $192,410,724      $ 22,788,881      $157,135,275      $682,430,229      $ 53,801,482
          981,245                --                --                --                --                --                --
          862,111           (73,266)           17,765           (18,083)          (41,153)         (657,586)           (1,555)

          654,854           870,265           620,902            72,064           536,435         2,232,946           170,723
           53,986            92,832            59,685             6,269            46,522           220,934            16,681
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $104,359,328      $234,430,929      $143,841,405      $ 15,386,574      $105,432,005      $532,635,171      $ 42,000,723
        3,518,853           902,195         1,313,155           187,888         1,062,707         3,071,990           313,600
       41,116,687        30,004,211        34,248,606         5,527,889        37,740,568       105,142,895         8,862,807
       19,247,612         9,394,448        12,115,533         1,574,772        11,974,673        37,289,377         2,369,231
        2,154,168           316,274           229,203            15,342           301,212         1,179,330            66,162
        7,743,243                --                --                --                --                --                --
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $178,139,891      $275,048,057      $191,747,902      $ 22,692,465      $156,511,165      $679,318,763      $ 53,612,523
     ============      ============      ============      ============      ============      ============      ============
     $       1.27      $      23.61      $      18.49      $       9.57      $      15.61      $      23.05      $      11.55
     ============      ============      ============      ============      ============      ============      ============
     $       1.04      $       8.22      $      10.42      $       9.14      $      12.38      $      14.57      $       9.52
     ============      ============      ============      ============      ============      ============      ============
     $       1.03      $       8.26      $       9.97      $       9.17      $      12.23      $      14.31      $       9.34
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $      11.68      $      12.28      $      12.15      $      11.08      $      14.65      $      11.85
     ============      ============      ============      ============      ============      ============      ============
     $       0.99      $      13.08      $      13.56      $      15.01      $      10.73      $      15.38      $      13.00
     ============      ============      ============      ============      ============      ============      ============
     $       1.00      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $177,001,910      $289,646,260      $171,517,003      $ 17,765,406      $164,746,726      $635,321,259      $ 48,480,618
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 92,764,064      $ 78,411,879      $ 75,319,059
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         21,985           (16,773)           (5,207)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        294,373           251,360           237,238
    Administrative charges..................................         27,343            25,990            19,795
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 67,126,914      $ 63,856,345      $ 47,318,127
    Series II Policies......................................        632,642           438,853           312,520
    Series III Policies.....................................     18,508,406        10,732,349        20,574,487
    Series IV Policies......................................      5,810,446         3,000,401         6,824,452
    Series V Policies.......................................        385,925            89,808            27,233
    Series VI Policies......................................             --                --                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,464,333      $ 78,117,756      $ 75,056,819
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      19.26      $      12.33      $      14.77
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.72      $       6.88      $      15.89
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      11.75      $       5.87      $      15.27
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      13.91      $       9.87      $      14.96
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      15.26      $      11.87      $      17.60
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 77,397,650      $ 92,828,900      $ 61,638,358
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH --      TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $104,025,353      $154,742,020      $561,581,558      $ 62,964,973      $205,945,227      $240,088,724       $ 82,633,135
               --                --                --                --                --                --                 --
          (80,262)           (4,158)         (197,466)          (13,897)         (306,672)          (86,212)           (15,978)

          325,569           496,903         1,799,191           199,346           653,960           772,088            253,717
           27,868            40,956           185,919            17,046            71,263            74,972             25,631
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $ 66,802,926      $ 96,021,991      $463,828,913      $ 38,454,183      $179,431,389      $184,371,978       $ 66,236,642
          469,698           714,593         1,577,774           362,681           499,965           935,507            430,119
       26,886,577        43,213,546        72,357,460        16,094,767        18,186,454        42,103,133         12,448,343
        9,387,138        13,990,867        21,289,945         7,744,761         6,487,994        11,565,371          3,089,749
           45,315           259,006           344,890            78,292           307,530           179,463            132,956
               --                --                --                --                --                --                 --
               --                --                --                --                --                --                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $103,591,654      $154,200,003      $559,398,982      $ 62,734,684      $204,913,332      $239,155,452       $ 82,337,809
     ============      ============      ============      ============      ============      ============       ============
     $      12.76      $      12.72      $      23.35      $      10.64      $      18.74      $      20.95       $      11.43
     ============      ============      ============      ============      ============      ============       ============
     $      16.26      $      12.59      $       8.83      $      10.89      $       8.60      $      12.20       $       7.99
     ============      ============      ============      ============      ============      ============       ============
     $      12.96      $      12.79      $       8.58      $      10.55      $       8.23      $      11.65       $       7.40
     ============      ============      ============      ============      ============      ============       ============
     $      13.96      $      12.42      $      11.66      $      11.45      $      11.33      $      11.06       $      15.20
     ============      ============      ============      ============      ============      ============       ============
     $      20.06      $      12.42      $      13.82      $      12.68      $      12.74      $      11.89       $      17.75
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $ 72,623,730      $128,913,601      $576,035,568      $ 49,285,771      $222,732,020      $206,982,637       $ 55,614,485
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                                 DREYFUS IP
                                                                                 TECHNOLOGY     FIDELITY(R) VIP
                                                              CALVERT SOCIAL      GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 47,923,443     $ 21,415,786     $427,594,602
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (3,374)         (39,135)         (12,007)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        160,741           72,214        1,343,450
    Administrative charges..................................         13,695            5,767          137,469
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 28,572,390     $ 12,609,367     $346,947,375
    Series II Policies......................................        154,831           90,780        1,588,448
    Series III Policies.....................................     10,765,641        6,397,075       58,804,214
    Series IV Policies......................................      5,074,515        2,156,419       18,029,525
    Series V Policies.......................................        833,235           45,029          732,114
    Series VI Policies......................................      2,345,021               --               --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 47,745,633     $ 21,298,670     $426,101,676
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      18.61     $       8.87     $      24.21
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       9.66     $      10.79     $      12.68
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       9.37     $       8.98     $      12.18
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      12.06     $      10.79     $      14.33
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      13.02     $      14.24     $      16.91
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      11.92     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 45,247,345     $ 20,027,832     $326,535,073
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN
                        JANUS ASPEN         SERIES                                                                  NEUBERGER
    FIDELITY(R) VIP       SERIES           WORLDWIDE          MFS(R)            MFS(R)                             BERMAN AMT
        EQUITY-         BALANCED--         GROWTH--       INVESTORS TRUST      RESEARCH       MFS(R) UTILITIES       MID-CAP
       INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--           SERIES--          GROWTH--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I
    ----------------------------------------------------------------------------------------------------------------------------
     $222,654,026      $528,319,246      $211,349,463      $ 28,998,191      $ 37,856,259       $  5,258,102      $  7,045,506
               --                --                --                --                --                 --                --
           26,933          (153,398)          (68,204)            1,385           (32,782)              (221)           (2,153)

          721,053         1,711,097           664,354            95,655           121,501             17,465            24,700
           70,111           179,306            75,346             8,828            12,236              1,064             1,505
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $173,408,665      $438,220,094      $189,175,133      $ 21,375,490      $ 30,730,194       $  2,771,374      $  3,232,873
          661,657         1,885,592           829,250           322,763           245,513             18,874            43,245
       37,734,084        65,609,162        14,689,985         5,818,827         5,561,199          2,246,754         2,913,150
        9,391,632        19,880,733         5,712,744         1,287,020         1,130,720            147,237           710,616
          693,757           679,864           134,447            90,993            22,114             55,113           117,264
               --                --                --                --                --                 --                --
               --                --                --                --                --                 --                --
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $221,889,795      $526,275,445      $210,541,559      $ 28,895,093      $ 37,689,740       $  5,239,352      $  7,017,148
     ============      ============      ============      ============      ============       ============      ============
     $      18.45      $      21.84      $      15.85      $       9.90      $      10.73       $      13.33      $      10.92
     ============      ============      ============      ============      ============       ============      ============
     $      11.97      $      11.29      $       6.74      $       8.75      $       7.59       $      15.66      $      11.23
     ============      ============      ============      ============      ============       ============      ============
     $      11.78      $      10.62      $       6.18      $       8.60      $       7.26       $      12.50      $      11.28
     ============      ============      ============      ============      ============       ============      ============
     $      12.01      $      11.76      $      10.25      $      11.37      $      11.76       $      20.16      $      15.71
     ============      ============      ============      ============      ============       ============      ============
     $      12.00      $      12.10      $      12.97      $      14.35      $      14.23       $      17.92      $      15.11
     ============      ============      ============      ============      ============       ============      ============
     $         --      $         --      $         --      $         --      $         --       $         --      $         --
     ============      ============      ============      ============      ============       ============      ============
     $193,861,462      $498,837,089      $296,578,598      $ 26,136,041      $ 36,472,534       $  4,204,079      $  5,435,028
     ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                   ROYCE             ROYCE         T. ROWE PRICE
                                                                 MICRO-CAP         SMALL-CAP       EQUITY INCOME
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  6,744,811       $12,815,034      $221,646,615
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (29,889)           32,017             8,771

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         16,945            35,992           722,124
    Administrative charges..................................          1,277             2,440            62,458
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  1,905,014       $ 4,336,798      $150,116,763
    Series II Policies......................................         46,302         1,260,535         1,231,267
    Series III Policies.....................................      1,554,692         2,400,432        54,289,234
    Series IV Policies......................................      2,259,237         3,127,064        14,572,050
    Series V Policies.......................................         77,177            62,162           661,490
    Series VI Policies......................................        854,278         1,621,628                --
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------       -----------      ------------
      Total net assets......................................   $  6,696,700       $12,808,619      $220,870,804
                                                               ============       ===========      ============
    Series I variable accumulation unit value...............   $      12.16       $     11.18      $      14.22
                                                               ============       ===========      ============
    Series II variable accumulation unit value..............   $      12.27       $     10.56      $      13.54
                                                               ============       ===========      ============
    Series III variable accumulation unit value.............   $      12.04       $     10.83      $      13.25
                                                               ============       ===========      ============
    Series IV variable accumulation unit value..............   $      11.85       $     10.98      $      11.79
                                                               ============       ===========      ============
    Series V variable accumulation unit value...............   $      11.67       $     10.47      $      11.92
                                                               ============       ===========      ============
    Series VI variable accumulation unit value..............   $      11.98       $     10.90      $         --
                                                               ============       ===========      ============
Identified Cost of Investment...............................   $  6,443,805       $12,609,650      $196,865,168
                                                               ============       ===========      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      VAN KAMPEN
                     UIF EMERGING
       VAN ECK          MARKETS
      WORLDWIDE        EQUITY--
     HARD ASSETS        CLASS I
    ------------------------------
    $170,327,270     $ 74,940,221
              --               --
         161,636          (19,164)

         518,092          219,148
          32,318           21,051
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $ 66,110,275     $ 56,637,011
       1,298,921          569,845
      53,056,127       13,590,072
      27,352,178        3,771,899
       1,220,503          112,031
      20,900,492               --
              --               --
    ------------     ------------
    $169,938,496     $ 74,680,858
    ============     ============
    $      23.26     $      16.76
    ============     ============
    $      23.01     $      12.07
    ============     ============
    $      23.29     $      14.00
    ============     ============
    $      22.00     $      18.60
    ============     ============
    $      27.62     $      23.75
    ============     ============
    $      24.36     $         --
    ============     ============
    $119,506,296     $ 46,620,412
    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                BALANCED--       BASIC VALUE--        BOND--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 81,825,349      $ 24,169,055      $ 76,509,099
  Dividends due and accrued.................................         96,250                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        317,388            78,039           134,119

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        241,925            85,850           273,003
    Administrative charges..................................         16,329             5,036            15,042
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 27,375,101      $  4,281,113      $ 11,333,924
    Series II Policies......................................      1,466,699            36,507           349,469
    Series III Policies.....................................     19,146,045         7,357,066        24,636,791
    Series IV Policies......................................     13,880,881         7,259,124        23,265,702
    Series V Policies.......................................      1,509,254           686,469         2,429,381
    Series VI Policies......................................     13,374,529         4,535,929        14,339,906
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................      5,228,224                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 81,980,733      $ 24,156,208      $ 76,355,173
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      10.46      $      12.87      $      10.20
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.41      $      10.53      $      10.06
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      10.44      $      12.78      $      10.15
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      10.45      $      12.82      $      10.19
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      10.46      $      12.62      $      10.02
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      10.43      $      12.73      $      10.11
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 81,081,473      $ 22,130,149      $ 79,144,415
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                      MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     HIGH YIELD
       CAPITAL          COMMON        MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP      CORPORATE
    APPRECIATION--      STOCK--      CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--       BOND--
    SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------------
     $ 51,690,436    $ 41,681,437    $ 83,766,114    $ 18,422,894    $ 76,882,001    $ 49,631,115    $351,331,531
               --              --              --              --         325,052              --              --
            1,192          67,510          39,575              53         901,022          58,757         105,553

          182,814         142,489         293,902          62,515         219,426         173,771       1,250,657
            8,907           8,386          16,314           3,465          16,881          10,039          68,630
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $  9,594,784    $  7,103,733    $ 13,293,396    $  3,145,316    $ 13,618,532    $  8,798,502    $ 50,261,988
           77,634          33,994         358,304          44,763       4,001,279         316,141       2,500,242
       17,835,412      12,796,123      25,859,522       6,080,662      13,041,020      16,242,978     117,497,618
       11,770,676      14,034,301      25,646,646       5,606,087      10,795,736      14,766,154     103,495,512
          553,991         308,682       1,607,688         231,816       1,686,072       1,257,180      11,657,106
       11,667,410       7,321,239      16,729,917       3,248,323      11,829,168       8,125,107      64,705,331
               --              --              --              --      22,899,961              --              --
     ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $ 51,499,907    $ 41,598,072    $ 83,495,473    $ 18,356,967    $ 77,871,768    $ 49,506,062    $350,117,797
     ============    ============    ============    ============    ============    ============    ============
     $      12.17    $      13.17    $      12.03    $      13.34    $      10.10    $       9.97    $      12.81
     ============    ============    ============    ============    ============    ============    ============
     $      10.98    $      10.54    $      10.58    $      11.00    $      10.14    $      10.06    $      10.29
     ============    ============    ============    ============    ============    ============    ============
     $      12.25    $      13.04    $      12.02    $      13.11    $      10.08    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $      12.16    $      13.15    $      11.96    $      13.31    $      10.09    $       9.97    $      12.86
     ============    ============    ============    ============    ============    ============    ============
     $      11.88    $      12.96    $      11.84    $      12.97    $      10.25    $       9.87    $      12.64
     ============    ============    ============    ============    ============    ============    ============
     $      12.06    $      13.05    $      11.79    $      13.40    $      10.13    $       9.88    $      12.69
     ============    ============    ============    ============    ============    ============    ============
     $ 46,024,801    $ 37,381,753    $ 77,578,688    $ 15,709,016    $ 77,009,369    $ 51,066,128    $360,315,923
     ============    ============    ============    ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 27,395,207      $ 85,247,790      $ 19,596,318
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         29,694           122,744            14,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         94,537           287,940            67,114
    Administrative charges..................................          4,707            15,321             3,533
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  3,829,561      $ 12,520,066      $  3,045,034
    Series II Policies......................................        310,841           626,480            72,184
    Series III Policies.....................................      8,050,629        26,887,095         6,796,580
    Series IV Policies......................................      7,627,748        26,068,776         5,526,240
    Series V Policies.......................................        552,730         1,608,744           453,458
    Series VI Policies......................................      6,954,148        17,356,112         3,646,750
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 27,325,657      $ 85,067,273      $ 19,540,246
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      12.64      $      14.39      $      10.96
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      10.43      $      10.82      $      11.32
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      12.94      $      14.11      $      10.89
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      12.91      $      14.21      $      10.93
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      12.67      $      13.71      $      10.53
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      12.73      $      13.85      $      10.84
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 25,490,064      $ 79,383,369      $ 18,574,207
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 74,383,390      $110,170,465      $127,138,046      $184,176,804      $ 67,484,046      $ 43,048,603      $ 69,912,425
               --                --                --                --                --                --                --
          138,091           139,905            14,530           104,830            28,163             6,848            73,890

          247,228           367,832           429,581           639,848           223,814           152,976           243,433
           12,450            19,416            22,045            35,620            12,910             7,635            12,392
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $ 11,966,432      $ 18,596,697      $ 18,099,226      $ 32,437,702      $ 12,418,812      $  7,819,616      $ 11,721,930
          348,531           598,003           521,964           621,377           214,803            14,371           191,402
       21,986,643        33,555,489        41,553,891        63,956,765        20,401,042        16,289,549        24,078,920
       19,680,258        30,962,180        38,107,424        51,107,688        20,161,253        10,004,303        18,870,450
        1,543,013         1,474,911         1,914,914         4,000,231           986,421           636,114           729,354
       18,736,926        24,735,842        26,503,531        31,482,403        13,093,154         8,130,887        14,138,434
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 74,261,803      $109,923,122      $126,700,950      $183,606,166      $ 67,275,485      $ 42,894,840      $ 69,730,490
     ============      ============      ============      ============      ============      ============      ============
     $      16.17      $      16.77      $      13.94      $      12.61      $      13.48      $      11.76      $      13.21
     ============      ============      ============      ============      ============      ============      ============
     $      11.60      $      11.78      $      10.69      $      10.55      $      10.53      $      10.57      $      10.65
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      16.35      $      14.03      $      12.49      $      13.52      $      11.69      $      13.08
     ============      ============      ============      ============      ============      ============      ============
     $      16.05      $      16.42      $      13.92      $      12.59      $      13.21      $      11.88      $      13.39
     ============      ============      ============      ============      ============      ============      ============
     $      15.99      $      15.98      $      13.71      $      12.48      $      12.78      $      11.48      $      13.02
     ============      ============      ============      ============      ============      ============      ============
     $      15.83      $      16.62      $      13.81      $      12.50      $      13.36      $      11.49      $      13.09
     ============      ============      ============      ============      ============      ============      ============
     $ 69,140,181      $ 88,030,137      $120,704,086      $168,627,971      $ 61,779,273      $ 40,088,353      $ 63,165,584
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                 COLONIAL SMALL
                                                               ALGER AMERICAN       CAP VALUE        DREYFUS IP
                                                                   SMALL         FUND, VARIABLE      TECHNOLOGY
                                                              CAPITALIZATION--      SERIES--          GROWTH--
                                                               CLASS S SHARES        CLASS B       SERVICE SHARES
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 32,714,051      $ 21,643,346      $ 22,209,267
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          10,557            93,684            37,575

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         103,833            64,526            76,489
    Administrative charges..................................           6,304             4,615             4,788
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $  5,850,344      $  7,797,754      $  4,703,461
    Series II Policies......................................         130,387           274,056            61,347
    Series III Policies.....................................       9,679,862         4,868,494         6,984,999
    Series IV Policies......................................      10,949,350         5,433,351         7,046,820
    Series V Policies.......................................         456,539           249,889           263,484
    Series VI Policies......................................       5,547,989         3,044,345         3,105,454
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $ 32,614,471      $ 21,667,889      $ 22,165,565
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      16.04      $      11.03      $      11.87
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      11.95      $      10.66      $      11.00
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      15.95      $      10.97      $      11.73
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      15.95      $      10.96      $      11.77
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      15.63      $      10.90      $      11.64
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      15.90      $      10.92      $      11.67
                                                                ============      ============      ============
Identified Cost of Investment...............................    $ 27,005,071      $ 20,583,813      $ 20,882,985
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              JANUS ASPEN
                      FIDELITY(R) VIP                       JANUS ASPEN         SERIES            MFS(R)            MFS(R)
    FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP       SERIES           WORLDWIDE      INVESTORS TRUST      RESEARCH
    CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--          SERIES--
    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $172,167,967      $106,391,242      $150,972,196      $ 85,948,146      $ 25,950,662      $  5,465,127      $  7,549,495
               --                --                --                --                --                --                --
          359,241           213,720            49,106            54,116           (28,510)            1,275              (485)

          573,999           371,091           490,697           302,274            88,909            18,848            26,030
           33,287            20,707            33,879            18,240             5,395             1,208             1,481
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $ 27,416,415      $ 17,710,260      $ 57,754,330      $ 14,525,945      $  5,145,390      $  1,150,504      $  1,486,326
        1,178,571           660,931           567,890           567,860            84,576             1,314            55,274
       48,984,269        32,145,536        38,490,574        25,740,324         8,306,247         1,403,581         2,038,432
       55,870,894        30,272,949        30,427,907        27,775,069         7,855,270         1,768,866         2,182,092
        4,331,899         3,530,183         2,204,927         2,225,679           435,803           106,968            44,197
       34,137,874        21,893,305        21,051,098        14,846,871         4,000,562         1,015,113         1,715,178
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $171,919,922      $106,213,164      $150,496,726      $ 85,681,748      $ 25,827,848      $  5,446,346      $  7,521,499
     ============      ============      ============      ============      ============      ============      ============
     $      15.27      $      13.16      $      16.12      $      11.92      $      12.37      $      12.56      $      13.33
     ============      ============      ============      ============      ============      ============      ============
     $      11.79      $      10.56      $      14.50      $      10.84      $      10.43      $      10.73      $      10.77
     ============      ============      ============      ============      ============      ============      ============
     $      15.08      $      12.94      $      16.00      $      11.93      $      12.23      $      12.60      $      13.18
     ============      ============      ============      ============      ============      ============      ============
     $      15.42      $      13.09      $      16.31      $      11.91      $      12.27      $      12.68      $      12.99
     ============      ============      ============      ============      ============      ============      ============
     $      14.86      $      13.06      $      15.27      $      11.80      $      12.03      $      12.52      $      13.24
     ============      ============      ============      ============      ============      ============      ============
     $      14.91      $      12.98      $      16.23      $      11.83      $      11.97      $      12.49      $      13.36
     ============      ============      ============      ============      ============      ============      ============
     $142,104,087      $ 98,462,941      $122,891,803      $ 78,614,331      $ 23,936,951      $  4,863,017      $  6,621,372
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2005

                                                                                    NEUBERGER
                                                                                   BERMAN AMT
                                                              MFS(R) UTILITIES       MID-CAP        T. ROWE PRICE
                                                                  SERIES--          GROWTH--        EQUITY INCOME
                                                               SERVICE CLASS         CLASS S        PORTFOLIO--II
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $187,180,391      $ 11,472,684      $137,755,789
  Dividends due and accrued.................................              --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (179,241)          (13,864)          206,236

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         585,739            36,994           470,366
    Administrative charges..................................          37,645             2,507            26,791
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $ 69,366,129      $  3,298,199      $ 18,924,727
    Series II Policies......................................       1,821,615            28,880           903,146
    Series III Policies.....................................      44,611,948         2,766,283        38,632,193
    Series IV Policies......................................      34,325,323         3,082,785        45,332,159
    Series V Policies.......................................       2,109,935           356,342         4,635,809
    Series VI Policies......................................      34,142,816         1,886,830        29,036,834
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................              --                --                --
                                                                ------------      ------------      ------------
      Total net assets......................................    $186,377,766      $ 11,419,319      $137,464,868
                                                                ============      ============      ============
    Series I variable accumulation unit value...............    $      15.94      $      13.96      $      12.94
                                                                ============      ============      ============
    Series II variable accumulation unit value..............    $      14.29      $      11.92      $      10.55
                                                                ============      ============      ============
    Series III variable accumulation unit value.............    $      16.73      $      14.00      $      12.85
                                                                ============      ============      ============
    Series IV variable accumulation unit value..............    $      16.85      $      14.47      $      12.96
                                                                ============      ============      ============
    Series V variable accumulation unit value...............    $      16.78      $      14.11      $      12.75
                                                                ============      ============      ============
    Series VI variable accumulation unit value..............    $      16.65      $      14.15      $      12.81
                                                                ============      ============      ============
Identified Cost of Investment...............................    $168,004,514      $  9,816,015      $133,565,294
                                                                ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      VAN KAMPEN
     UIF EMERGING       VICTORY VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
     $ 40,486,926      $ 16,358,177
               --                --
          (20,993)            9,103

          125,486            53,000
            7,111             3,720
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $  6,717,254      $  5,801,803
          183,390           135,870
       11,562,283         2,706,099
       12,712,311         4,210,040
          461,929           259,915
        8,696,169         3,196,833
               --                --
     ------------      ------------
     $ 40,333,336      $ 16,310,560
     ============      ============
     $      21.93      $      12.00
     ============      ============
     $      14.06      $      10.67
     ============      ============
     $      21.04      $      11.85
     ============      ============
     $      21.82      $      11.68
     ============      ============
     $      16.74      $      11.58
     ============      ============
     $      21.05      $      11.82
     ============      ============
     $ 30,975,874      $ 15,013,116
     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2005


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                               BASIC VALUE--        BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    452,313      $  6,650,506      $      13,459
  Mortality and expense risk charges........................       (676,991)       (2,931,075)        (4,147,381)
  Administrative charges....................................        (59,220)         (260,569)          (470,693)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (283,898)        3,458,862         (4,604,615)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,794,448        38,684,217         85,727,609
  Cost of investments sold..................................     (9,017,887)      (38,900,330)      (133,918,769)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        776,561          (216,113)       (48,191,160)
  Realized gain distribution received.......................        503,260                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        863,698        (1,695,916)        72,597,965
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      2,143,519        (1,912,029)        24,406,805
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,859,621      $  1,546,833      $  19,802,190
                                                               ============      ============      =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                 INCOME &        INTERNATIONAL       LARGE CAP
                                                                 GROWTH--          EQUITY--          GROWTH--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    612,433      $  1,487,302      $       2,711
  Mortality and expense risk charges........................       (726,684)       (1,114,571)        (1,060,640)
  Administrative charges....................................        (71,644)         (102,519)          (109,428)
                                                               ------------      ------------      -------------
      Net investment income (loss)..........................       (185,895)          270,212         (1,167,357)
                                                               ------------      ------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      9,809,805         8,363,959         22,713,498
  Cost of investments sold..................................     (9,554,800)       (6,005,684)       (39,042,491)
                                                               ------------      ------------      -------------
      Net realized gain (loss) on investments...............        255,005         2,358,275        (16,328,993)
  Realized gain distribution received.......................             --         3,681,742                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,660,168          (764,727)        18,950,222
                                                               ------------      ------------      -------------
      Net gain (loss) on investments........................      1,915,173         5,275,290          2,621,229
                                                               ------------      ------------      -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,729,278      $  5,545,502      $   1,453,872
                                                               ============      ============      =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
                        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD
      MAINSTAY VP         COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE
         CASH             STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $   5,628,195     $  2,711,592      $  2,890,845      $         --      $  4,994,173      $  40,040,954
        (2,661,509)      (3,692,281)       (2,607,274)         (322,567)       (2,312,401)        (9,531,999)
          (219,184)        (393,936)         (249,463)          (29,255)         (199,812)          (938,714)
     -------------     ------------      ------------      ------------      ------------      -------------
         2,747,502       (1,374,625)           34,108          (351,822)        2,481,960         29,570,241
     -------------     ------------      ------------      ------------      ------------      -------------
       165,574,601       61,302,204        41,316,004        12,233,801        43,694,047        181,004,362
      (165,579,463)     (77,243,645)      (43,002,874)      (13,961,200)      (44,699,591)      (172,772,172)
     -------------     ------------      ------------      ------------      ------------      -------------
            (4,862)     (15,941,441)       (1,686,870)       (1,727,399)       (1,005,544)         8,232,190
                --        3,255,411                --                --                --                 --
             8,706       30,393,360        10,790,693         3,790,843            86,507        (28,361,830)
     -------------     ------------      ------------      ------------      ------------      -------------
             3,844       17,707,330         9,103,823         2,063,444          (919,037)       (20,129,640)
     -------------     ------------      ------------      ------------      ------------      -------------
     $   2,751,346     $ 16,332,705      $  9,137,931      $  1,711,622      $  1,562,923      $   9,440,601
     =============     ============      ============      ============      ============      =============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL
        CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
     $     390,484     $         --      $  1,170,500      $  6,543,652      $         --      $   3,089,949
          (895,010)      (1,230,357)       (2,082,542)       (7,558,945)         (884,933)        (2,820,720)
           (75,106)        (104,856)         (171,729)         (784,946)          (75,155)          (306,966)
     -------------     ------------      ------------      ------------      ------------      -------------
          (579,632)      (1,335,213)       (1,083,771)       (1,800,239)         (960,088)           (37,737)
     -------------     ------------      ------------      ------------      ------------      -------------
        11,432,662       15,220,474        24,441,970       107,744,323        16,334,361         56,068,072
        (7,594,283)      (9,950,189)      (18,415,065)     (108,754,617)      (13,050,688)       (62,789,786)
     -------------     ------------      ------------      ------------      ------------      -------------
         3,838,379        5,270,285         6,026,905        (1,010,294)        3,283,673         (6,721,714)
         7,002,952           46,664         7,012,295                --         1,083,460                 --
        (1,167,102)       9,254,799        (5,750,830)       20,347,951        (2,119,612)        16,998,498
     -------------     ------------      ------------      ------------      ------------      -------------
         9,674,229       14,571,748         7,288,370        19,337,657         2,247,521         10,276,784
     -------------     ------------      ------------      ------------      ------------      -------------
     $   9,094,597     $ 13,236,535      $  6,204,599      $ 17,537,418      $  1,287,433      $  10,239,047
     =============     ============      ============      ============      ============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                     ALGER
                                                                                    AMERICAN
                                                                MAINSTAY VP          SMALL             AMSOUTH
                                                                  VALUE--       CAPITALIZATION--      ENHANCED
                                                               INITIAL CLASS     CLASS O SHARES      MARKET FUND
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  2,831,495       $         --      $     32,813
  Mortality and expense risk charges........................     (3,215,694)        (1,005,097)          (40,501)
  Administrative charges....................................       (315,473)          (101,204)               --
                                                               ------------       ------------      ------------
      Net investment income (loss)..........................       (699,672)        (1,106,301)           (7,688)
                                                               ------------       ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     40,701,543         13,523,626         3,324,952
  Cost of investments sold..................................    (40,417,499)       (10,008,611)       (2,869,633)
                                                               ------------       ------------      ------------
      Net realized gain (loss) on investments...............        284,044          3,515,015           455,319
  Realized gain distribution received.......................             --                 --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     11,731,742          8,459,154          (409,546)
                                                               ------------       ------------      ------------
      Net gain (loss) on investments........................     12,015,786         11,974,169            45,773
                                                               ------------       ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 11,316,114       $ 10,867,868      $     38,085
                                                               ============       ============      ============

                                                                JANUS ASPEN
                                                                  SERIES            MFS(R)
                                                                 WORLDWIDE         INVESTORS          MFS(R)
                                                                 GROWTH--            TRUST           RESEARCH
                                                               INSTITUTIONAL       SERIES--          SERIES--
                                                                  SHARES         INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  3,008,104      $    167,335      $    190,190
  Mortality and expense risk charges........................     (2,848,935)         (394,067)         (509,787)
  Administrative charges....................................       (323,310)          (36,555)          (50,900)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................       (164,141)         (263,287)         (370,497)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     57,793,068         5,948,655         9,037,315
  Cost of investments sold..................................   (105,254,106)       (6,450,480)      (11,921,440)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............    (47,461,038)         (501,825)       (2,884,125)
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     55,854,111         2,374,310         5,529,916
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      8,393,073         1,872,485         2,645,791
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  8,228,932      $  1,609,198      $  2,275,294
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                                                  TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        AMSOUTH        AMSOUTH        CALVERT        GROWTH--           VIP            EQUITY-       BALANCED--
    INTERNATIONAL    LARGE CAP       MID CAP         SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
     EQUITY FUND        FUND           FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    ---------------------------------------------------------------------------------------------------------------------------
    $    186,232    $     9,616    $   116,596    $   846,374    $        --     $  1,152,504     $  3,805,219    $ 12,218,432
         (10,551)       (59,029)       (28,310)      (641,440)      (303,627)      (5,131,537)      (2,975,680)     (7,111,503)
              --             --             --        (55,241)       (24,104)        (527,256)        (289,386)       (744,562)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         175,681        (49,413)        88,286        149,693       (327,731)      (4,506,289)         540,153       4,362,367
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
         869,163      4,787,003      2,327,365      7,539,500      8,990,454       37,022,405       35,321,230     116,566,866
        (810,518)    (4,388,258)    (1,900,805)    (7,972,443)    (8,282,005)     (31,261,478)     (36,356,861)   (126,532,496)
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
          58,645        398,745        426,560       (432,943)       708,449        5,760,927       (1,035,631)     (9,965,630)
              --             --             --             --             --           72,032        8,362,088              --
        (207,355)      (465,126)      (434,969)     2,181,162       (279,258)      56,261,941        1,357,195      38,444,038
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
        (148,710)       (66,381)        (8,409)     1,748,219        429,191       62,094,900        8,683,652      28,478,408
    -------------   ------------   ------------   ------------   ------------   ---------------   -------------   -------------
    $     26,971    $  (115,794)   $    79,877    $ 1,897,912    $   101,460     $ 57,588,611     $  9,223,805    $ 32,840,775
    =============   ============   ============   ============   ============   ===============   =============   =============

                     NEUBERGER                                                                  VAN KAMPEN
                       BERMAN                                      T. ROWE                         UIF
       MFS(R)           AMT                                         PRICE         VAN ECK        EMERGING
      UTILITIES       MID-CAP         ROYCE          ROYCE          EQUITY       WORLDWIDE       MARKETS
      SERIES--        GROWTH--      MICRO-CAP      SMALL-CAP        INCOME          HARD         EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO(A)   PORTFOLIO(B)    PORTFOLIO        ASSETS        CLASS I
    -------------------------------------------------------------------------------------------------------
    $     26,248    $        --    $    28,938    $        --    $ 3,450,116    $   194,470    $   223,856
         (67,195)      (103,142)       (25,476)       (48,653)    (2,917,250)    (1,394,133)      (749,103)
          (3,989)        (6,315)        (1,933)        (3,308)      (252,337)       (87,066)       (73,716)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         (44,936)      (109,457)         1,529        (51,961)       280,529     (1,286,729)      (598,963)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
       1,798,962      2,934,371        237,220        480,237     20,176,482      6,384,407      6,231,798
      (1,115,786)    (2,263,904)      (207,317)      (452,669)   (17,129,628)    (3,357,863)    (5,802,964)
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         683,176        670,467         29,903         27,568      3,046,854      3,026,544        428,834
              --             --         87,431        119,725     10,428,146             --             --
          44,140        221,889        301,006        205,383     (8,300,049)    40,533,605     17,119,388
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
         727,316        892,356        418,340        352,676      5,174,951     43,560,149     17,548,222
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
    $    682,380    $   782,899    $   419,869    $   300,715    $ 5,455,480    $42,273,420    $16,949,259
    ============    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
                                                                 BALANCED--       BASIC VALUE--        BOND--
                                                              SERVICE CLASS(C)    SERVICE CLASS     SERVICE CLASS
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $    582,205      $    179,825      $  2,345,711
  Mortality and expense risk charges........................        (413,777)         (321,329)         (983,574)
  Administrative charges....................................         (29,239)          (18,390)          (53,551)
                                                                ------------      ------------      ------------
      Net investment income (loss)..........................         139,189          (159,894)        1,308,586
                                                                ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       1,690,352         2,951,809         4,804,047
  Cost of investments sold..................................      (1,629,836)       (2,536,291)       (5,026,232)
                                                                ------------      ------------      ------------
      Net realized gain (loss) on investments...............          60,516           415,518          (222,185)
  Realized gain distribution received.......................         307,826           248,847                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         743,875           352,700          (861,807)
                                                                ------------      ------------      ------------
      Net gain (loss) on investments........................       1,112,217         1,017,065        (1,083,992)
                                                                ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................    $  1,251,406      $    857,171      $    224,594
                                                                ============      ============      ============

                                                                MAINSTAY VP
                                                                HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                                                 CORPORATE         INCOME &        INTERNATIONAL
                                                                  BOND--           GROWTH--          EQUITY--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 20,058,035      $    269,263      $  1,248,700
  Mortality and expense risk charges........................     (4,495,628)         (333,707)         (936,932)
  Administrative charges....................................       (246,077)          (17,048)          (49,182)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................     15,316,330           (81,492)          262,586
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     24,903,474         1,756,853         2,442,112
  Cost of investments sold..................................    (23,247,782)       (1,440,983)       (1,832,156)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............      1,655,692           315,870           609,956
  Realized gain distribution received.......................             --                --         3,389,246
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (12,821,049)          556,727           196,131
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................    (11,165,357)          872,597         4,195,333
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  4,150,973      $    791,105      $  4,457,919
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL           COMMON          MAINSTAY VP       DEVELOPING          FLOATING         MAINSTAY VP
    APPRECIATION--        STOCK--        CONVERTIBLE--       GROWTH--            RATE--         GOVERNMENT--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(D)    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------
     $         --      $    340,293      $  1,113,721      $         --       $  1,378,410      $  1,495,656
         (685,254)         (521,642)       (1,100,527)         (227,075)          (409,328)         (626,639)
          (33,417)          (30,056)          (60,546)          (12,421)           (33,810)          (36,004)
     ------------      ------------      ------------      ------------       ------------      ------------
         (718,671)         (211,405)          (47,352)         (239,496)           935,272           833,013
     ------------      ------------      ------------      ------------       ------------      ------------
        5,310,515         2,481,393         7,430,580         1,894,822          4,118,295         5,830,908
       (4,722,762)       (2,025,833)       (6,710,583)       (1,702,893)        (4,096,780)       (5,938,311)
     ------------      ------------      ------------      ------------       ------------      ------------
          587,753           455,560           719,997           191,929             21,515          (107,403)
               --           493,112                --                --                 --                --
        3,242,014         1,488,272         3,107,701         1,769,139           (127,369)         (518,091)
     ------------      ------------      ------------      ------------       ------------      ------------
        3,829,767         2,436,944         3,827,698         1,961,068           (105,854)         (625,494)
     ------------      ------------      ------------      ------------       ------------      ------------
     $  3,111,096      $  2,225,539      $  3,780,346      $  1,721,572       $    829,418      $    207,519
     ============      ============      ============      ============       ============      ============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP           S&P 500          SMALL CAP
       GROWTH--           CORE--           GROWTH--           VALUE--           INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------
     $         --      $    256,880      $         --      $    716,270      $  1,841,868      $         --
         (246,972)         (796,323)       (1,226,216)       (1,519,985)       (2,306,660)         (849,708)
          (12,985)          (40,533)          (64,989)          (76,085)         (127,095)          (47,863)
     ------------      ------------      ------------      ------------      ------------      ------------
         (259,957)         (579,976)       (1,291,205)         (879,800)         (591,887)         (897,571)
     ------------      ------------      ------------      ------------      ------------      ------------
        2,987,427         2,789,163         5,855,005         5,477,632         7,256,795         3,642,834
       (2,957,736)       (1,965,139)       (4,376,708)       (4,173,743)       (6,076,304)       (3,065,990)
     ------------      ------------      ------------      ------------      ------------      ------------
           29,691           824,024         1,478,297         1,303,889         1,180,491           576,844
               --         6,927,919            49,674         5,776,211                --         1,166,930
          727,614           195,435        12,066,986        (1,999,269)        4,864,030           771,281
     ------------      ------------      ------------      ------------      ------------      ------------
          757,305         7,947,378        13,594,957         5,080,831         6,044,521         2,515,055
     ------------      ------------      ------------      ------------      ------------      ------------
     $    497,348      $  7,367,402      $ 12,303,752      $  4,201,031      $  5,452,634      $  1,617,484
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2005

                                                                                                       ALGER
                                                                MAINSTAY VP                           AMERICAN
                                                                   TOTAL          MAINSTAY VP          SMALL
                                                                 RETURN--           VALUE--       CAPITALIZATION--
                                                               SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    570,269      $    708,756       $         --
  Mortality and expense risk charges........................       (575,086)         (877,888)          (340,936)
  Administrative charges....................................        (28,561)          (44,787)           (20,496)
                                                               ------------      ------------       ------------
      Net investment income (loss)..........................        (33,378)         (213,919)          (361,432)
                                                               ------------      ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      4,043,448         3,236,340          1,973,286
  Cost of investments sold..................................     (3,690,710)       (2,615,692)        (1,564,554)
                                                               ------------      ------------       ------------
      Net realized gain (loss) on investments...............        352,738           620,648            408,732
  Realized gain distribution received.......................             --                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,529,908         2,289,382          3,567,754
                                                               ------------      ------------       ------------
      Net gain (loss) on investments........................      1,882,646         2,910,030          3,976,486
                                                               ------------      ------------       ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,849,268      $  2,696,111       $  3,615,054
                                                               ============      ============       ============

                                                                JANUS ASPEN         MFS(R)
                                                                  SERIES           INVESTORS          MFS(R)
                                                                 WORLDWIDE           TRUST           RESEARCH
                                                                 GROWTH--          SERIES--          SERIES--
                                                              SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    287,033      $     13,376      $     17,610
  Mortality and expense risk charges........................       (325,090)          (64,874)          (90,204)
  Administrative charges....................................        (19,213)           (4,141)           (5,214)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        (57,270)          (55,639)          (77,808)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      2,339,443           683,302           948,701
  Cost of investments sold..................................     (2,070,916)         (586,229)         (759,185)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        268,527            97,073           189,516
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        817,774           231,446           307,341
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      1,086,301           328,519           496,857
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  1,029,031      $    272,880      $    419,049
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       COLONIAL
       SMALL CAP
      VALUE FUND,       DREYFUS IP        FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       JANUS ASPEN
       VARIABLE         TECHNOLOGY            VIP               VIP               VIP             SERIES
       SERIES--          GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------------------------------------------------------------------------------------------------
     $         --      $         --      $    123,044      $  1,061,991      $         --      $  1,657,400
         (152,384)         (284,066)       (1,810,068)       (1,292,459)       (1,589,714)       (1,098,697)
          (11,047)          (17,101)         (102,657)          (70,414)         (109,668)          (64,851)
     ------------      ------------      ------------      ------------      ------------      ------------
         (163,431)         (301,167)       (1,789,681)         (300,882)       (1,699,382)          493,852
     ------------      ------------      ------------      ------------      ------------      ------------
          950,992         3,705,315         2,998,703         4,355,846         6,926,329         8,317,302
         (936,962)       (3,684,261)       (2,193,364)       (3,675,275)       (5,158,585)       (7,352,934)
     ------------      ------------      ------------      ------------      ------------      ------------
           14,030            21,054           805,339           680,571         1,767,744           964,368
           30,073                --            17,578         2,625,478         1,421,216                --
        1,058,486           779,153        20,024,706         1,271,030        17,696,876         3,401,174
     ------------      ------------      ------------      ------------      ------------      ------------
        1,102,589           800,207        20,847,623         4,577,079        20,885,836         4,365,542
     ------------      ------------      ------------      ------------      ------------      ------------
     $    939,158      $    499,040      $ 19,057,942      $  4,276,197      $ 19,186,454      $  4,859,394
     ============      ============      ============      ============      ============      ============

                         NEUBERGER
        MFS(R)          BERMAN AMT                           VAN KAMPEN        VICTORY VIF
       UTILITIES          MID-CAP        T. ROWE PRICE      UIF EMERGING       DIVERSIFIED
       SERIES--          GROWTH--        EQUITY INCOME    MARKETS EQUITY--       STOCK--
     SERVICE CLASS        CLASS S        PORTFOLIO--II        CLASS II       CLASS A SHARES
    ----------------------------------------------------------------------------------------
     $    429,108      $         --      $  1,593,065       $     84,491      $      8,446
       (1,567,797)         (119,601)       (1,616,344)          (344,382)         (157,671)
         (102,120)           (7,951)          (88,795)           (19,632)          (10,976)
     ------------      ------------      ------------       ------------      ------------
       (1,240,809)         (127,552)         (112,074)          (279,523)         (160,201)
     ------------      ------------      ------------       ------------      ------------
        7,176,681         1,211,444         3,900,130          2,067,427         1,366,301
       (5,830,739)       (1,017,234)       (3,903,990)        (1,595,031)       (1,251,443)
     ------------      ------------      ------------       ------------      ------------
        1,345,942           194,210            (3,860)           472,396           114,858
               --                --         6,095,020                 --                --
       15,148,472         1,031,216        (2,958,572)         7,406,751         1,027,657
     ------------      ------------      ------------       ------------      ------------
       16,494,414         1,225,426         3,132,588          7,879,147         1,142,515
     ------------      ------------      ------------       ------------      ------------
     $ 15,253,605      $  1,097,874      $  3,020,514       $  7,599,624      $    982,314
     ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2005
and December 31, 2004

                                                               MAINSTAY VP                   MAINSTAY VP
                                                              BASIC VALUE--                    BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (283,898)  $   (260,322)  $  3,458,862   $  4,750,511
    Net realized gain (loss) on investments..........       776,561          4,473       (216,113)     2,421,189
    Realized gain distribution received..............       503,260             --             --      2,530,840
    Change in unrealized appreciation (depreciation)
      on investments.................................       863,698      5,051,499     (1,695,916)    (3,418,356)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,859,621      4,795,650      1,546,833      6,284,184
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       506,712        747,857      2,767,660      3,862,802
    Policyowners' surrenders.........................    (4,722,273)    (3,498,688)   (22,404,095)   (20,826,615)
    Policyowners' annuity and death benefits.........      (488,878)      (560,862)    (2,569,686)    (2,721,983)
    Net transfers from (to) Fixed Account............         9,742        540,957       (796,623)    (3,943,016)
    Transfers between Investment Divisions...........    (2,700,125)     2,808,990     (8,794,964)   (27,712,958)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (7,394,822)        38,254    (31,797,708)   (51,341,770)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         3,152         (8,129)       (10,951)       (32,400)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (5,532,049)     4,825,775    (30,261,826)   (45,089,986)
NET ASSETS:
    Beginning of year................................    54,412,613     49,586,838    235,339,610    280,429,596
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 48,880,564   $ 54,412,613   $205,077,784   $235,339,610
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   DEVELOPING
                                                              CONVERTIBLE--                   GROWTH--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2005           2004           2005           2004
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     34,108   $    918,126   $   (351,822)  $   (455,324)
    Net realized gain (loss) on investments..........    (1,686,870)    (4,615,441)    (1,727,399)    (1,142,594)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,790,693     12,994,494      3,790,843      2,701,305
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     9,137,931      9,297,179      1,711,622      1,103,387
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,628,185      4,036,622        280,649        344,461
    Policyowners' surrenders.........................   (16,215,627)   (15,568,502)    (2,287,383)    (2,377,746)
    Policyowners' annuity and death benefits.........    (2,571,424)    (1,843,014)      (131,140)      (212,455)
    Net transfers from (to) Fixed Account............      (905,067)      (774,552)       (73,264)       124,265
    Transfers between Investment Divisions...........   (19,430,358)      (752,012)    (2,154,394)      (299,255)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --     (6,299,024)            --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (36,494,291)   (14,901,458)   (10,664,556)    (2,420,730)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (9,556)       (38,270)         3,738         (4,558)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (27,365,916)    (5,642,549)    (8,949,196)    (1,321,901)
NET ASSETS:
    Beginning of year................................   219,113,818    224,756,367     31,641,661     32,963,562
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $191,747,902   $219,113,818   $ 22,692,465   $ 31,641,661
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                                                 MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------
    $ (4,604,615)  $ (4,552,244)  $  2,747,502   $ (1,458,785)  $ (1,374,625)  $   (193,100)
     (48,191,160)   (32,043,224)        (4,862)        (7,839)   (15,941,441)   (12,888,862)
              --             --             --             --      3,255,411             --
      72,597,965     45,162,339          8,706          2,072     30,393,360     40,339,057
    ------------   ------------   ------------   ------------   ------------   ------------
      19,802,190      8,566,871      2,751,346     (1,464,552)    16,332,705     27,257,095
    ------------   ------------   ------------   ------------   ------------   ------------
       4,838,691      6,782,048     69,148,697     82,832,764      3,306,612      4,323,036
     (37,549,052)   (33,824,586)   (43,058,610)   (44,058,355)   (29,657,868)   (24,094,330)
      (3,323,314)    (3,445,882)    (2,321,489)    (2,952,212)    (3,045,310)    (2,678,850)
      (2,035,435)    (1,179,606)    (4,002,426)   (24,138,819)    (1,552,624)        83,844
     (41,427,718)   (18,542,200)   (43,289,968)   (50,611,299)   (24,334,703)   (10,804,572)
    ------------   ------------   ------------   ------------   ------------   ------------
     (79,496,828)   (50,210,226)   (23,523,796)   (38,927,921)   (55,283,893)   (33,170,872)
    ------------   ------------   ------------   ------------   ------------   ------------
          29,814         (5,445)       (16,484)        (5,488)        23,174        (53,926)
    ------------   ------------   ------------   ------------   ------------   ------------
     (59,664,824)   (41,648,800)   (20,788,934)   (40,397,961)   (38,928,014)    (5,967,703)
     371,896,737    413,545,537    198,928,825    239,326,786    313,976,071    319,943,774
    ------------   ------------   ------------   ------------   ------------   ------------
    $312,231,913   $371,896,737   $178,139,891   $198,928,825   $275,048,057   $313,976,071
    ============   ============   ============   ============   ============   ============

                                          MAINSTAY VP
            MAINSTAY VP                    HIGH YIELD                    MAINSTAY VP
           GOVERNMENT--                 CORPORATE BOND--              INCOME & GROWTH--
           INITIAL CLASS                 INITIAL CLASS                  INITIAL CLASS
    ---------------------------   ----------------------------   ---------------------------
        2005           2004           2005            2004           2005           2004
    ----------------------------------------------------------------------------------------
    $  2,481,960   $  4,787,316   $  29,570,241   $ 42,308,686   $   (185,895)  $    166,828
      (1,005,544)        51,695       8,232,190    (11,306,892)       255,005       (191,872)
              --             --              --             --             --             --
          86,507       (895,837)    (28,361,830)    48,866,587      1,660,168      5,821,819
    ------------   ------------   -------------   ------------   ------------   ------------
       1,562,923      3,943,174       9,440,601     79,868,381      1,729,278      5,796,775
    ------------   ------------   -------------   ------------   ------------   ------------
       2,902,927      3,702,340      10,129,502     14,408,799        392,060        638,424
     (20,442,818)   (19,351,263)    (86,023,535)   (67,593,230)    (6,494,075)    (4,035,637)
      (2,682,549)    (3,331,558)    (11,158,796)    (7,783,342)      (571,081)      (460,829)
      (2,633,041)    (5,722,334)    (11,459,191)    (2,295,955)       (66,616)       257,545
     (11,771,469)   (39,390,063)    (28,971,902)     2,365,345        706,090      1,778,082
              --             --              --             --             --             --
    ------------   ------------   -------------   ------------   ------------   ------------
     (34,626,950)   (64,092,878)   (127,483,922)   (60,898,383)    (6,033,622)    (1,822,415)
    ------------   ------------   -------------   ------------   ------------   ------------
         (10,821)       (21,311)        (14,787)      (308,374)         7,591        (12,618)
    ------------   ------------   -------------   ------------   ------------   ------------
     (33,074,848)   (60,171,015)   (118,058,108)    18,661,624     (4,296,753)     3,961,742
     189,586,013    249,757,028     797,376,871    778,715,247     57,909,276     53,947,534
    ------------   ------------   -------------   ------------   ------------   ------------
    $156,511,165   $189,586,013   $ 679,318,763   $797,376,871   $ 53,612,523   $ 57,909,276
    ============   ============   =============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MAINSTAY VP                  MAINSTAY VP
                                                        INTERNATIONAL EQUITY--         LARGE CAP GROWTH--
                                                             INITIAL CLASS                INITIAL CLASS
                                                       -------------------------   ---------------------------
                                                          2005          2004           2005           2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   270,212   $  (221,628)  $ (1,167,357)  $ (1,266,866)
    Net realized gain (loss) on investments..........    2,358,275     1,419,563    (16,328,993)   (13,644,070)
    Realized gain distribution received..............    3,681,742            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (764,727)    8,352,821     18,950,222      9,803,326
                                                       -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    5,545,502     9,550,756      1,453,872     (5,107,610)
                                                       -----------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    1,917,215     1,460,935        914,134      1,709,414
    Policyowners' surrenders.........................   (8,000,808)   (3,884,069)    (7,272,141)    (7,391,220)
    Policyowners' annuity and death benefits.........     (445,609)     (579,519)      (982,585)    (1,077,715)
    Net transfers from (to) Fixed Account............      665,771       725,855       (555,475)       (66,344)
    Transfers between Investment Divisions...........   19,123,371    17,168,964    (12,179,379)    (9,295,560)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --            --             --             --
                                                       -----------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   13,259,940    14,892,166    (20,075,446)   (16,121,425)
                                                       -----------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          602       (26,834)        17,467         12,190
                                                       -----------   -----------   ------------   ------------
        Increase (decrease) in net assets............   18,806,044    24,416,088    (18,604,107)   (21,216,845)
NET ASSETS:
    Beginning of year................................   73,658,289    49,242,201     96,721,863    117,938,708
                                                       -----------   -----------   ------------   ------------
    End of year......................................  $92,464,333   $73,658,289   $ 78,117,756   $ 96,721,863
                                                       ===========   ===========   ============   ============

                                                              MAINSTAY VP
                                                               SMALL CAP                    MAINSTAY VP
                                                                GROWTH--                  TOTAL RETURN--
                                                             INITIAL CLASS                 INITIAL CLASS
                                                       --------------------------   ---------------------------
                                                           2005          2004           2005           2004
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (960,088)  $  (989,709)  $    (37,737)  $    540,473
    Net realized gain (loss) on investments..........     3,283,673     1,633,362     (6,721,714)    (2,943,135)
    Realized gain distribution received..............     1,083,460            --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (2,119,612)    4,351,673     16,998,498     13,900,293
                                                       ------------   -----------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,287,433     4,995,326     10,239,047     11,497,631
                                                       ------------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,108,204     1,675,404      2,552,720      3,452,132
    Policyowners' surrenders.........................    (5,137,868)   (3,436,078)   (30,123,612)   (21,938,731)
    Policyowners' annuity and death benefits.........      (391,002)     (864,063)    (3,343,692)    (3,153,638)
    Net transfers from (to) Fixed Account............       375,477     1,132,036     (1,654,552)    (1,026,343)
    Transfers between Investment Divisions...........    (2,200,900)    2,943,652    (19,082,381)    (6,771,325)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....    (4,948,545)           --             --             --
                                                       ------------   -----------   ------------   ------------
      Net contributions and (withdrawals)............   (11,194,634)    1,450,951    (51,651,517)   (29,437,905)
                                                       ------------   -----------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        19,452       (14,327)         7,119        (30,966)
                                                       ------------   -----------   ------------   ------------
        Increase (decrease) in net assets............    (9,887,749)    6,431,950    (41,405,351)   (17,971,240)
NET ASSETS:
    Beginning of year................................    72,622,433    66,190,483    246,318,683    264,289,923
                                                       ------------   -----------   ------------   ------------
    End of year......................................  $ 62,734,684   $72,622,433   $204,913,332   $246,318,683
                                                       ============   ===========   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                     MAINSTAY VP                   MAINSTAY VP
              CORE--                       GROWTH--                   MID CAP VALUE--               S&P 500 INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (579,632)  $   (431,017)  $ (1,335,213)  $ (1,044,492)  $ (1,083,771)  $   (649,357)  $ (1,800,239)  $    592,787
       3,838,379        719,947      5,270,285      1,456,805      6,026,905        675,617     (1,010,294)    (1,077,273)
       7,002,952      1,246,778         46,664             --      7,012,295      1,246,854             --             --
      (1,167,102)     8,003,511      9,254,799     13,683,264     (5,750,830)    17,701,449     20,347,951     53,483,871
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,094,597      9,539,219     13,236,535     14,095,577      6,204,599     18,974,563     17,537,418     52,999,385
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,268,988      1,178,876      1,864,870      1,865,232      3,226,840      2,879,275      7,188,277      9,465,336
      (5,401,662)    (2,455,224)    (7,285,424)    (6,610,016)   (11,828,393)    (6,774,051)   (63,609,591)   (50,784,682)
        (226,874)      (230,851)      (528,759)      (744,734)      (965,803)      (675,900)    (5,791,448)    (5,238,699)
         604,095        616,720      1,367,766      1,652,851      1,462,021      1,470,263     (2,485,152)     1,154,429
      14,535,227     11,381,654     15,974,697     13,843,206     17,514,850     20,340,993    (27,840,457)      (508,570)
      (4,959,503)            --     (5,586,771)            --     (6,187,149)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,820,271     10,491,175      5,806,379     10,006,539      3,222,366     17,240,580    (92,538,371)   (45,912,186)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (7,245)       (25,793)        (5,325)       (29,628)        13,109        (56,292)        62,908        (95,632)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      14,907,623     20,004,601     19,037,589     24,072,488      9,440,074     36,158,851    (74,938,045)     6,991,567
      60,149,196     40,144,595     84,554,065     60,481,577    144,759,929    108,601,078    634,337,027    627,345,460
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 75,056,819   $ 60,149,196   $103,591,654   $ 84,554,065   $154,200,003   $144,759,929   $559,398,982   $634,337,027
    ============   ============   ============   ============   ============   ============   ============   ============

                                             ALGER
                                           AMERICAN
            MAINSTAY VP                      SMALL                        AMSOUTH                       AMSOUTH
              VALUE--                  CAPITALIZATION--                  ENHANCED                    INTERNATIONAL
           INITIAL CLASS                CLASS O SHARES                  MARKET FUND                   EQUITY FUND
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (699,672)  $   (763,344)  $ (1,106,301)  $ (1,083,462)  $     (7,688)  $    (18,709)  $    175,681   $     (9,443)
         284,044     (1,453,022)     3,515,015      1,102,016        455,319         10,889         58,645         18,561
              --             --             --             --             --             --             --             --
      11,731,742     25,508,177      8,459,154     10,278,565       (409,546)       242,581       (207,355)       129,837
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      11,316,114     23,291,811     10,867,868     10,297,119         38,085        234,761         26,971        138,955
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,394,043      4,357,551        984,077      1,294,475        132,029        125,515           (478)        42,878
     (23,882,645)   (20,331,298)    (7,610,087)    (5,742,240)      (287,011)      (263,165)       (20,031)       (28,904)
      (2,496,604)    (2,286,653)      (445,682)      (627,422)       (60,327)        (5,652)       (12,167)            --
        (334,376)       987,792       (374,466)        14,609        206,152        411,920         57,693        203,946
      (7,636,148)     1,332,931     (1,099,152)     1,537,648     (3,020,357)       (59,649)      (804,983)         2,235
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (30,955,730)   (15,939,677)    (8,545,310)    (3,522,930)    (3,029,514)       208,969       (779,966)       220,155
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          13,269        (47,800)        (8,684)       (33,722)           391           (442)         1,006           (430)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (19,626,347)     7,304,334      2,313,874      6,740,467     (2,991,038)       443,288       (751,989)       358,680
     258,781,799    251,477,465     80,023,935     73,283,468      2,991,038      2,547,750        751,989        393,309
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $239,155,452   $258,781,799   $ 82,337,809   $ 80,023,935   $         --   $  2,991,038   $         --   $    751,989
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004


                                                                       AMSOUTH                        AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $     (49,413)  $    (53,985)  $     88,286   $    (26,687)
    Net realized gain (loss) on investments................        398,745          6,159        426,560         (2,620)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (465,126)       202,593       (434,969)       257,002
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................       (115,794)       154,767         79,877        227,695
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        147,893        198,977         16,300         51,416
    Policyowners' surrenders...............................       (326,496)      (304,428)      (123,822)      (128,719)
    Policyowners' annuity and death benefits...............        (92,979)       (23,711)       (64,050)       (21,436)
    Net transfers from (to) Fixed Account..................        197,162        590,151        108,226        229,951
    Transfers between Investment Divisions.................     (4,267,422)      (182,393)    (1,984,053)       110,755
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................     (4,341,842)       278,596     (2,047,399)       241,967
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            699            (48)           765           (663)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................     (4,456,937)       433,315     (1,966,757)       468,999
NET ASSETS:
    Beginning of year......................................      4,456,937      4,023,622      1,966,757      1,497,758
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $          --   $  4,456,937   $         --   $  1,966,757
                                                             =============   ============   ============   ============

                                                                     JANUS ASPEN                    JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                             ----------------------------   ---------------------------
                                                                 2005            2004           2005           2004
                                                             ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $   4,362,367   $  4,722,954   $   (164,141)  $ (1,151,856)
    Net realized gain (loss) on investments................     (9,965,630)    (4,474,341)   (47,461,038)   (18,343,813)
    Realized gain distribution received....................             --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments..........................................     38,444,038     40,046,366     55,854,111     26,904,789
                                                             -------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................     32,840,775     40,294,979      8,228,932      7,409,120
                                                             -------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      6,104,824      8,466,524      2,980,888      4,116,985
    Policyowners' surrenders...............................    (57,130,712)   (47,771,158)   (23,957,775)   (21,215,237)
    Policyowners' annuity and death benefits...............     (6,334,256)    (6,407,812)    (2,266,780)    (2,288,198)
    Net transfers from (to) Fixed Account..................     (3,937,485)    (1,642,095)    (1,415,857)    (1,090,554)
    Transfers between Investment Divisions.................    (44,943,210)   (38,084,883)   (28,747,501)   (24,714,699)
                                                             -------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..................   (106,240,839)   (85,439,424)   (53,407,025)   (45,191,703)
                                                             -------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................        (14,360)      (115,991)        22,190        (65,371)
                                                             -------------   ------------   ------------   ------------
        Increase (decrease) in net assets..................    (73,414,424)   (45,260,436)   (45,155,903)   (37,847,954)
NET ASSETS:
    Beginning of year......................................    599,689,869    644,950,305    255,697,462    293,545,416
                                                             -------------   ------------   ------------   ------------
    End of year............................................  $ 526,275,445   $599,689,869   $210,541,559   $255,697,462
                                                             =============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $   149,693   $   149,618   $  (327,731)  $  (433,994)  $ (4,506,289)  $ (3,890,857)  $    540,153   $    236,947
       (432,943)     (673,123)      708,449     1,836,787      5,760,927      3,499,702     (1,035,631)      (359,754)
             --            --            --            --         72,032             --      8,362,088        843,888
      2,181,162     3,444,066      (279,258)   (2,247,143)    56,261,941     47,628,975      1,357,195     21,258,222
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,897,912     2,920,561       101,460      (844,350)    57,588,611     47,237,820      9,223,805     21,979,303
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      3,073,475     5,912,310       342,122       861,314      5,131,927      4,866,868      2,701,403      3,534,145
     (3,805,836)   (2,557,405)   (1,895,663)   (1,883,394)   (39,677,875)   (27,630,497)   (24,841,947)   (18,372,755)
       (527,515)     (313,320)     (100,315)     (139,715)    (3,216,888)    (3,331,670)    (2,318,177)    (3,457,556)
        926,146     1,320,941        42,936       273,926          5,656      1,051,962       (758,111)       519,114
     (1,401,315)    1,261,938    (4,882,662)   (1,419,495)    21,844,670     15,267,034     (2,063,781)    10,275,155
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (1,735,045)    5,624,464    (6,493,582)   (2,307,364)   (15,912,510)    (9,776,303)   (27,280,613)    (7,501,897)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (174)       (7,095)        6,563          (203)       (68,665)      (124,058)        17,767        (39,953)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        162,693     8,537,930    (6,385,559)   (3,151,917)    41,607,436     37,337,459    (18,039,041)    14,437,453
     47,582,940    39,045,010    27,684,229    30,836,146    384,494,240    347,156,781    239,928,836    225,491,383
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,745,633   $47,582,940   $21,298,670   $27,684,229   $426,101,676   $384,494,240   $221,889,795   $239,928,836
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2005          2004          2005          2004           2005           2004           2005           2004
    -----------------------------------------------------------------------------------------------------------------
    $  (263,287)  $  (253,140)  $  (370,497)  $  (142,608)  $    (44,936)  $     (4,978)  $   (109,457)  $   (115,589)
       (501,825)     (688,954)   (2,884,125)   (3,662,424)       683,176        176,638        670,467        553,477
             --            --            --            --             --             --             --             --
      2,374,310     3,857,911     5,529,916     9,204,880         44,140        618,262        221,889        547,732
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      1,609,198     2,915,817     2,275,294     5,399,848        682,380        789,922        782,899        985,620
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        196,926       417,932       427,047       613,330          3,363           (847)        15,804        108,516
     (2,935,120)   (2,042,135)   (3,652,448)   (3,025,238)      (447,168)      (413,819)      (930,037)      (771,094)
       (275,666)     (393,162)     (497,283)     (454,115)       (83,132)        (8,802)       (63,167)       (21,737)
       (169,638)      167,795      (352,831)       71,907          6,645         77,535         48,691        145,863
     (1,633,353)     (972,112)   (3,057,098)     (959,730)     1,132,778      1,360,445     (1,004,540)      (586,920)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (4,816,851)   (2,821,682)   (7,132,613)   (3,753,846)       612,486      1,014,512     (1,933,249)    (1,125,372)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
           (735)       (7,188)           33       (15,568)        (1,017)        (2,284)            25         (3,450)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (3,208,388)       86,947    (4,857,286)    1,630,434      1,293,849      1,802,150     (1,150,325)      (143,202)
     32,103,481    32,016,534    42,547,026    40,916,592      3,945,503      2,143,353      8,167,473      8,310,675
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $28,895,093   $32,103,481   $37,689,740   $42,547,026   $  5,239,352   $  3,945,503   $  7,017,148   $  8,167,473
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                           ROYCE          ROYCE              T. ROWE PRICE
                                                         MICRO-CAP      SMALL-CAP                EQUITY
                                                         PORTFOLIO      PORTFOLIO           INCOME PORTFOLIO
                                                         ----------    -----------    ----------------------------
                                                          2005(a)        2005(b)          2005            2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $   1,529     $   (51,961)   $    280,529    $    279,178
    Net realized gain (loss) on investments..........       29,903          27,568       3,046,854       1,590,010
    Realized gain distribution received..............       87,431         119,725      10,428,146       4,468,125
    Change in unrealized appreciation (depreciation)
      on investments.................................      301,006         205,383      (8,300,049)     17,740,392
                                                         ----------    -----------    ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations..............................      419,869         300,715       5,455,480      24,077,705
                                                         ----------    -----------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,090,666       4,835,240       3,234,095       3,035,824
    Policyowners' surrenders.........................      (71,899)       (139,836)    (18,779,481)    (12,445,881)
    Policyowners' annuity and death benefits.........           --          (8,085)     (1,603,019)     (1,401,414)
    Net transfers from (to) Fixed Account............      538,556         755,429       1,601,514       2,335,449
    Transfers between Investment Divisions...........    2,720,035       7,065,329      20,577,880      22,298,176
                                                         ----------    -----------    ------------    ------------
      Net contributions and (withdrawals)............    6,277,358      12,508,077       5,030,989      13,822,154
                                                         ----------    -----------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (527)           (173)         22,332         (51,858)
                                                         ----------    -----------    ------------    ------------
        Increase (decrease) in net assets............    6,696,700      12,808,619      10,508,801      37,848,001
NET ASSETS:
    Beginning of year................................           --              --     210,362,003     172,514,002
                                                         ----------    -----------    ------------    ------------
    End of year......................................    $6,696,700    $12,808,619    $220,870,804    $210,362,003
                                                         ==========    ===========    ============    ============

                                                                   VAN ECK                      VAN KAMPEN
                                                                  WORLDWIDE                    UIF EMERGING
                                                                    HARD                     MARKETS EQUITY--
                                                                   ASSETS                        CLASS I
                                                         ---------------------------    --------------------------
                                                             2005           2004           2005           2004
                                                         ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................    $ (1,286,729)   $  (355,555)   $  (598,963)   $  (323,589)
    Net realized gain (loss) on investments..........       3,026,544        891,456        428,834     (2,237,707)
    Realized gain distribution received..............              --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      40,533,605      6,253,833     17,119,388     10,682,534
                                                         ------------    -----------    -----------    -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      42,273,420      6,789,734     16,949,259      8,121,238
                                                         ------------    -----------    -----------    -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      27,532,054     11,138,000        992,832        756,714
    Policyowners' surrenders.........................      (6,170,999)    (1,729,565)    (4,322,313)    (3,406,142)
    Policyowners' annuity and death benefits.........        (665,627)      (175,456)      (341,883)      (470,417)
    Net transfers from (to) Fixed Account............       7,877,285      2,669,176        553,977        311,044
    Transfers between Investment Divisions...........      51,392,846     11,071,374     12,581,674      2,549,112
                                                         ------------    -----------    -----------    -----------
      Net contributions and (withdrawals)............      79,965,559     22,973,529      9,464,287       (259,689)
                                                         ------------    -----------    -----------    -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (89,805)       (21,840)       (23,644)       (30,453)
                                                         ------------    -----------    -----------    -----------
        Increase (decrease) in net assets............     122,149,174     29,741,423     26,389,902      7,831,096
NET ASSETS:
    Beginning of year................................      47,789,322     18,047,899     48,290,956     40,459,860
                                                         ------------    -----------    -----------    -----------
    End of year......................................    $169,938,496    $47,789,322    $74,680,858    $48,290,956
                                                         ============    ===========    ===========    ===========

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2005
and December 31, 2004

                                                        MAINSTAY VP                    MAINSTAY VP
                                                        BALANCED--                    BASIC VALUE--
                                                       SERVICE CLASS                  SERVICE CLASS
                                                       -------------         -------------------------------
                                                          2005(C)               2005               2004(E)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $   139,189          $  (159,894)        $   (67,395)
    Net realized gain (loss) on investments..........        60,516              415,518             241,967
    Realized gain distribution received..............       307,826              248,847                  --
    Change in unrealized appreciation (depreciation)
      on investments.................................       743,875              352,700           1,279,898
                                                        -----------          -----------         -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,251,406              857,171           1,454,470
                                                        -----------          -----------         -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    27,013,045            4,149,122          10,037,234
    Policyowners' surrenders.........................    (1,212,614)            (959,099)           (541,140)
    Policyowners' annuity and death benefits.........       (51,998)            (102,098)            (16,205)
    Net transfers from (to) Fixed Account............    10,080,984            1,343,499           2,129,230
    Transfers between Investment Divisions...........    39,900,659             (983,522)          1,081,684
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     5,000,000                   --                  --
                                                        -----------          -----------         -----------
      Net contributions and (withdrawals)............    80,730,076            3,447,902          12,690,803
                                                        -----------          -----------         -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (749)                 760              (1,895)
                                                        -----------          -----------         -----------
        Increase (decrease) in net assets............    81,980,733            4,305,833          14,143,378
NET ASSETS:
    Beginning of year................................            --           19,850,375           5,706,997
                                                        -----------          -----------         -----------
    End of year......................................   $81,980,733          $24,156,208         $19,850,375
                                                        ===========          ===========         ===========

                                                                MAINSTAY VP                    MAINSTAY VP
                                                            DEVELOPING GROWTH--              FLOATING RATE--
                                                               SERVICE CLASS                  SERVICE CLASS
                                                       ------------------------------        ---------------
                                                          2005              2004(E)              2005(D)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (239,496)       $  (137,361)         $   935,272
    Net realized gain (loss) on investments..........      191,929             73,680               21,515
    Realized gain distribution received..............           --                 --                   --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,769,139            782,042             (127,369)
                                                       -----------        -----------          -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,721,572            718,361              829,418
                                                       -----------        -----------          -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    4,012,815          7,124,597           26,320,010
    Policyowners' surrenders.........................     (643,530)          (309,470)          (1,146,772)
    Policyowners' annuity and death benefits.........      (58,254)           (22,050)             (41,230)
    Net transfers from (to) Fixed Account............      712,355          1,528,709            7,173,211
    Transfers between Investment Divisions...........     (817,964)           152,924           22,239,455
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --                 --           22,500,000
                                                       -----------        -----------          -----------
      Net contributions and (withdrawals)............    3,205,422          8,474,710           77,044,674
                                                       -----------        -----------          -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (376)            (1,318)              (2,324)
                                                       -----------        -----------          -----------
        Increase (decrease) in net assets............    4,926,618          9,191,753           77,871,768
NET ASSETS:
    Beginning of year................................   13,430,349          4,238,596                   --
                                                       -----------        -----------          -----------
    End of year......................................  $18,356,967        $13,430,349          $77,871,768
                                                       ===========        ===========          ===========

Not all investment divisions are available under all policies.
(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.
(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MainStay VP                  MainStay VP                  MAINSTAY VP                 MAINSTAY VP
             Bond--               Capital Appreciation--           COMMON STOCK--               CONVERTIBLE--
          Service Class                Service Class                SERVICE CLASS               SERVICE CLASS
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $ 1,308,586   $ 1,263,428   $   (718,671)  $   (436,405)  $  (211,405)  $    31,617   $   (47,352)  $   453,711
       (222,185)     (120,641)       587,753        138,540       455,560       104,390       719,997       181,638
             --       583,451             --             --       493,112            --            --            --
       (861,807)     (806,292)     3,242,014      1,516,420     1,488,272     2,151,066     3,107,701     2,142,049
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        224,594       919,946      3,111,096      1,218,555     2,225,539     2,287,073     3,780,346     2,777,398
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     20,677,920    28,326,752      9,222,902     23,617,625     8,746,610    15,004,613    14,819,794    32,545,228
     (3,051,666)   (1,630,614)    (2,266,097)      (923,834)   (1,383,666)     (661,788)   (3,036,382)   (1,718,393)
       (443,548)     (229,185)      (213,149)       (48,557)      (59,276)      (13,750)     (531,969)      (90,073)
      5,064,033     8,056,169      1,807,299      5,080,974     2,215,010     3,151,764     5,511,448    11,513,571
       (495,886)       55,370     (3,504,257)      (492,509)     (674,975)      965,360    (4,754,399)       73,250
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,750,853    34,578,492      5,046,698     27,233,699     8,843,703    18,446,199    12,008,492    42,323,583
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,494)       (4,791)         2,222            (40)        1,282        (3,291)       (5,538)       (7,685)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     21,972,953    35,493,647      8,160,016     28,452,214    11,070,524    20,729,981    15,783,300    45,093,296
     54,382,220    18,888,573     43,339,891     14,887,677    30,527,548     9,797,567    67,712,173    22,618,877
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $76,355,173   $54,382,220   $ 51,499,907   $ 43,339,891   $41,598,072   $30,527,548   $83,495,473   $67,712,173
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

                                        MainStay VP
           MainStay VP                  High Yield                   MainStay VP                 MainStay VP
          Government--               Corporate Bond--             Income & Growth--        International Equity--
          Service Class                Service Class                Service Class               Service Class
    -------------------------   ---------------------------   -------------------------   -------------------------
       2005         2004(e)         2005         2004(e)         2005         2004(e)        2005         2004(e)
    ---------------------------------------------------------------------------------------------------------------
    $   833,013   $ 1,024,910   $ 15,316,330   $ 13,913,633   $   (81,492)  $   108,061   $   262,586   $   (43,116)
       (107,403)     (128,103)     1,655,692        361,833       315,870        86,092       609,956        95,246
             --            --             --             --            --            --     3,389,246            --
       (518,091)     (455,402)   (12,821,049)     4,263,691       556,727     1,079,250       196,131     4,938,118
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
        207,519       441,405      4,150,973     18,539,157       791,105     1,273,403     4,457,919     4,990,248
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,346,884    19,050,338    105,292,069    135,148,403     7,218,166     9,312,918    27,433,954    23,853,952
     (2,177,410)   (1,380,706)   (13,390,923)    (5,501,123)   (1,126,645)     (422,105)   (2,052,895)     (710,428)
       (282,116)      (49,221)    (2,288,734)      (646,595)     (128,740)      (30,053)     (475,687)     (128,863)
      4,616,652     4,873,982     22,835,470     24,002,067     3,219,377     2,302,058     6,842,420     5,109,965
     (1,924,506)     (316,483)   (20,282,240)     5,903,008       636,212       326,344     4,093,676     3,086,439
             --            --             --             --            --            --            --            --
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,579,504    22,177,910     92,165,642    158,905,760     9,818,370    11,489,162    35,841,468    31,211,065
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
         (2,008)       (2,564)       (11,440)       (58,909)        2,088        (1,969)       (1,709)      (12,377)
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
     13,785,015    22,616,751     96,305,175    177,386,008    10,611,563    12,760,596    40,297,678    36,188,936
     35,721,047    13,104,296    253,812,622     76,426,614    16,714,094     3,953,498    44,769,595     8,580,659
    -----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
    $49,506,062   $35,721,047   $350,117,797   $253,812,622   $27,325,657   $16,714,094   $85,067,273   $44,769,595
    ===========   ===========   ============   ============   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                              MainStay VP                 MainStay VP
                                                          Large Cap Growth--            Mid Cap Core--
                                                             Service Class               Service Class
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (259,957)  $  (190,563)  $  (579,976)  $  (217,792)
    Net realized gain (loss) on investments..........       29,691        16,757       824,024       120,785
    Realized gain distribution received..............           --            --     6,927,919       774,026
    Change in unrealized appreciation (depreciation)
      on investments.................................      727,614      (106,780)      195,435     4,387,762
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      497,348      (280,586)    7,367,402     5,064,781
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    3,987,436     9,002,711    20,930,769    18,091,012
    Policyowners' surrenders.........................     (779,103)     (607,575)   (2,059,284)     (727,901)
    Policyowners' annuity and death benefits.........     (160,302)      (45,733)     (688,829)      (47,234)
    Net transfers from (to) Fixed Account............    1,058,069     2,292,436     5,105,394     4,277,750
    Transfers between Investment Divisions...........   (1,576,678)     (966,782)    6,048,873     2,489,388
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    2,529,422     9,675,057    29,336,923    24,083,015
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        2,749         1,502        (8,082)      (11,921)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    3,029,519     9,395,973    36,696,243    29,135,875
NET ASSETS:
    Beginning of year................................   16,510,727     7,114,754    37,565,560     8,429,685
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $19,540,246   $16,510,727   $74,261,803   $37,565,560
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                          2005         2004(e)        2005         2004(e)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (33,378)  $   135,182   $  (213,919)  $   (43,521)
    Net realized gain (loss) on investments..........      352,738       154,606       620,648       309,475
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,529,908     1,111,906     2,289,382     3,379,065
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,849,268     1,401,694     2,696,111     3,645,019
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    8,878,845    17,926,443    15,172,383    25,919,825
    Policyowners' surrenders.........................   (1,821,281)     (884,719)   (2,350,138)     (974,606)
    Policyowners' annuity and death benefits.........     (122,041)      (28,772)     (270,747)      (10,553)
    Net transfers from (to) Fixed Account............    2,334,240     4,809,650     3,803,296     6,144,530
    Transfers between Investment Divisions...........   (2,428,851)     (704,132)       91,286     1,352,930
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............    6,840,912    21,118,470    16,446,080    32,432,126
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          345        (2,608)        2,085        (5,918)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............    8,690,525    22,517,556    19,144,276    36,071,227
NET ASSETS:
    Beginning of year................................   34,204,315    11,686,759    50,586,214    14,514,987
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $42,894,840   $34,204,315   $69,730,490   $50,586,214
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP
         MID CAP GROWTH--             MID CAP VALUE--               S&P 500 INDEX--            SMALL CAP GROWTH--
          SERVICE CLASS                SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS
    --------------------------   --------------------------   ---------------------------   -------------------------
        2005         2004(e)         2005         2004(e)         2005         2004(e)         2005         2004(e)
    -----------------------------------------------------------------------------------------------------------------
    $ (1,291,205)  $  (575,564)  $   (879,800)  $  (173,943)  $   (591,887)  $    471,681   $  (897,571)  $  (487,206)
       1,478,297       677,570      1,303,889       140,015      1,180,491        272,518       576,844       212,295
          49,674            --      5,776,211       614,383             --             --     1,166,930            --
      12,066,986     9,017,157     (1,999,269)    7,035,664      4,864,030      8,340,201       771,281     4,008,944
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      12,303,752     9,119,163      4,201,031     7,616,119      5,452,634      9,084,400     1,617,484     3,734,033
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      29,662,492    29,060,538     40,062,950    34,795,764     44,159,025     70,753,569    16,593,575    26,608,690
      (3,136,101)   (1,306,305)    (3,835,441)   (1,361,139)    (5,910,120)    (3,005,687)   (2,068,567)   (1,423,298)
        (327,561)     (142,289)      (381,359)      (47,597)      (782,201)      (268,779)     (364,896)      (91,716)
       5,408,415     6,356,741     11,498,158     8,978,905     12,064,774     15,775,645     3,394,355     6,127,312
       5,234,721     1,974,479      3,667,262     4,910,904     (4,203,026)     2,375,002    (1,230,278)      753,456
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      36,841,966    35,943,164     51,011,570    47,276,837     45,328,452     85,629,750    16,324,189    31,974,444
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
          (8,924)      (16,684)         6,653       (18,810)        10,467        (11,840)       13,980        (7,084)
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
      49,136,794    45,045,643     55,219,254    54,874,146     50,791,553     94,702,310    17,955,653    35,701,393
      60,786,328    15,740,685     71,481,696    16,607,550    132,814,613     38,112,303    49,319,832    13,618,439
    ------------   -----------   ------------   -----------   ------------   ------------   -----------   -----------
    $109,923,122   $60,786,328   $126,700,950   $71,481,696   $183,606,166   $132,814,613   $67,275,485   $49,319,832
    ============   ===========   ============   ===========   ============   ============   ===========   ===========

                                     Colonial Small
      Alger American Small          Cap Value Fund,          Dreyfus IP Technology          Fidelity(R) VIP
        Capitalization--           Variable Series--               Growth--                 CONTRAFUND(R)--
         Class S Shares                 Class B                 Service Shares              SERVICE CLASS 2
    -------------------------   ------------------------   -------------------------   --------------------------
       2005         2004(e)        2005        2004(f)        2005         2004(e)         2005         2004(e)
    -------------------------------------------------------------------------------------------------------------
    $  (361,432)  $  (165,727)  $  (163,431)  $    3,033   $  (301,167)  $  (226,976)  $ (1,789,681)  $  (709,526)
        408,732       118,747        14,030          203        21,054       113,983        805,339       113,070
             --            --        30,073       27,573            --            --         17,578            --
      3,567,754     1,876,029     1,058,486        1,048       779,153        80,024     20,024,706     8,705,990
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      3,615,054     1,829,049       939,158       31,857       499,040       (32,969)    19,057,942     8,109,534
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
      8,942,206     9,106,509     8,920,496      817,168     4,545,221    10,108,446     50,357,609    44,851,838
       (990,842)     (401,534)     (329,847)         (24)     (992,000)     (584,616)    (4,079,261)   (1,456,588)
        (38,847)      (13,407)      (23,212)          --       (48,211)      (23,572)      (693,129)     (134,820)
      1,679,703     1,847,356     1,952,669       49,822       970,095     2,146,155     12,356,894    10,791,287
      1,114,522     1,575,086     8,661,121      650,198    (2,261,557)     (358,894)     8,543,713     5,045,675
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     10,706,742    12,114,010    19,181,227    1,517,164     2,213,548    11,287,519     66,485,826    59,097,392
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
         (4,299)       (4,150)       (1,498)         (19)        3,777           354        (28,651)      (17,820)
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
     14,317,497    13,938,909    20,118,887    1,549,002     2,716,365    11,254,904     85,515,117    67,189,106
     18,296,974     4,358,065     1,549,002           --    19,449,200     8,194,296     86,404,805    19,215,699
    -----------   -----------   -----------   ----------   -----------   -----------   ------------   -----------
    $32,614,471   $18,296,974   $21,667,889   $1,549,002   $22,165,565   $19,449,200   $171,919,922   $86,404,805
    ===========   ===========   ===========   ==========   ===========   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2005
and December 31, 2004

                                                            FIDELITY(R) VIP              FIDELITY(R) VIP
                                                            EQUITY-INCOME--                 MID CAP--
                                                            SERVICE CLASS 2              SERVICE CLASS 2
                                                       --------------------------   --------------------------
                                                           2005         2004(e)         2005          2004
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (300,882)  $  (320,657)  $ (1,699,382)  $  (484,984)
    Net realized gain (loss) on investments..........       680,571       157,958      1,767,744       176,170
    Realized gain distribution received..............     2,625,478        83,974      1,421,216            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,271,030     5,156,865     17,696,876    10,086,422
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,276,197     5,078,140     19,186,454     9,777,608
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    28,787,807    37,912,960     28,868,064    27,676,531
    Policyowners' surrenders.........................    (3,389,737)   (1,455,786)    (5,769,740)   (1,346,299)
    Policyowners' annuity and death benefits.........      (441,233)      (85,116)      (662,133)     (169,701)
    Net transfers from (to) Fixed Account............     8,175,528     7,529,061      8,167,408     5,792,542
    Transfers between Investment Divisions...........      (354,091)    2,936,845     26,584,995    27,377,145
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............    32,778,274    46,837,964     57,188,594    59,330,218
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         1,936        (7,101)       (29,927)      (20,415)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............    37,056,407    51,909,003     76,345,121    69,087,411
NET ASSETS:
    Beginning of year................................    69,156,757    17,247,754     74,151,605     5,064,194
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $106,213,164   $69,156,757   $150,496,726   $74,151,605
                                                       ============   ===========   ============   ===========

                                                                 MFS(R)                NEUBERGER BERMAN AMT
                                                           UTILITIES SERIES--            MID-CAP GROWTH--
                                                             SERVICE CLASS                   CLASS S
                                                       --------------------------   --------------------------
                                                           2005         2004(g)         2005         2004(e)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,240,809)  $  (118,759)  $   (127,552)  $   (42,285)
    Net realized gain (loss) on investments..........     1,345,942        32,251        194,210        44,444
    Realized gain distribution received..............            --            --             --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    15,148,472     4,016,228      1,031,216       597,813
                                                       ------------   -----------   ------------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    15,253,605     3,929,720      1,097,874       599,972
                                                       ------------   -----------   ------------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    50,779,985    12,619,966      2,931,211     3,566,648
    Policyowners' surrenders.........................    (5,952,786)     (357,193)      (386,653)      (84,158)
    Policyowners' annuity and death benefits.........      (405,223)      (49,452)       (51,635)           --
    Net transfers from (to) Fixed Account............    14,126,974     2,379,686        612,913       730,692
    Transfers between Investment Divisions...........    72,684,839    21,241,132      1,432,364       453,983
                                                       ------------   -----------   ------------   -----------
      Net contributions and (withdrawals)............   131,233,789    35,834,139      4,538,200     4,667,165
                                                       ------------   -----------   ------------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (24,394)       (6,965)          (832)       (1,508)
                                                       ------------   -----------   ------------   -----------
        Increase (decrease) in net assets............   146,463,000    39,756,894      5,635,242     5,265,629
NET ASSETS:
    Beginning of year................................    39,914,766       157,872      5,784,077       518,448
                                                       ------------   -----------   ------------   -----------
    End of year......................................  $186,377,766   $39,914,766   $ 11,419,319   $ 5,784,077
                                                       ============   ===========   ============   ===========

Not all investment divisions are available under all policies.

(e) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       Janus Aspen Series          Janus Aspen Series          MFS(R) INVESTORS               MFS(R)
           Balanced--              Worldwide Growth--           TRUST SERIES--           RESEARCH SERIES--
         Service Shares              Service Shares              SERVICE CLASS             SERVICE CLASS
    -------------------------   -------------------------   -----------------------   -----------------------
       2005         2004(e)        2005         2004(e)        2005       2004(e)        2005       2004(e)
    ---------------------------------------------------------------------------------------------------------
    $   493,852   $   583,599   $   (57,270)  $   (54,547)  $  (55,639)  $  (26,813)  $  (77,808)  $  (25,827)
        964,368       147,574       268,527       115,752       97,073       25,554      189,516       37,936
             --            --            --            --           --           --           --           --
      3,401,174     3,015,545       817,774       643,853      231,446      301,264      307,341      501,466
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
      4,859,394     3,746,718     1,029,031       705,058      272,880      300,005      419,049      513,575
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     18,494,217    29,613,727     5,609,822    10,432,636    1,418,895    1,826,405    1,998,126    2,116,731
     (3,402,173)   (1,721,304)   (1,142,893)     (553,518)    (311,090)    (107,551)    (252,805)    (144,050)
     (1,069,747)     (171,981)     (259,249)       (6,553)      (5,043)      (5,251)     (17,585)      (4,190)
      5,685,563     8,893,450     1,265,928     2,295,374      373,941      478,904      458,324      538,998
     (3,935,060)       66,432      (999,603)      282,848       74,354       11,871     (115,428)     238,485
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     15,772,800    36,680,324     4,474,005    12,450,787    1,551,057    2,204,378    2,070,632    2,745,974
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
         (4,496)       (8,595)        1,214        (2,741)        (352)        (579)        (360)      (1,179)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     20,627,698    40,418,447     5,504,250    13,153,104    1,823,585    2,503,804    2,489,321    3,258,370
     65,054,050    24,635,603    20,323,598     7,170,494    3,622,761    1,118,957    5,032,178    1,773,808
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
    $85,681,748   $65,054,050   $25,827,848   $20,323,598   $5,446,346   $3,622,761   $7,521,499   $5,032,178
    ===========   ===========   ===========   ===========   ==========   ==========   ==========   ==========

                                      Van Kampen UIF               Victory VIF
          T. Rowe Price                  Emerging                  Diversified
          Equity Income              Markets Equity--                Stock--
          Portfolio--II                  Class II                 Class A Shares
    --------------------------   -------------------------   ------------------------
        2005         2004(e)        2005         2004(e)        2005        2004(h)
    ---------------------------------------------------------------------------------
    $   (112,074)  $    33,866   $  (279,523)  $   (65,856)  $  (160,201)  $    3,493
          (3,860)     (129,339)      472,396       202,906       114,858       18,027
       6,095,020     1,456,677            --            --            --           --
      (2,958,572)    5,825,328     7,406,751     1,869,318     1,027,657      317,404
    ------------   -----------   -----------   -----------   -----------   ----------
       3,020,514     7,186,532     7,599,624     2,006,368       982,314      338,924
    ------------   -----------   -----------   -----------   -----------   ----------
      42,104,279    41,425,016    13,259,666     7,763,796     3,506,384    2,388,147
      (4,028,106)   (1,767,134)     (941,566)     (290,705)     (496,951)    (218,206)
        (636,088)     (123,624)      (80,289)       (5,113)       (9,355)          --
      11,547,871     9,224,798     1,955,206     1,178,214     1,589,358      461,479
       5,878,403     5,787,228     4,328,730       706,355     4,884,430    2,885,624
    ------------   -----------   -----------   -----------   -----------   ----------
      54,866,359    54,546,284    18,521,747     9,352,547     9,473,866    5,517,044
    ------------   -----------   -----------   -----------   -----------   ----------
           8,167       (12,074)      (11,874)       (6,235)       (1,089)        (499)
    ------------   -----------   -----------   -----------   -----------   ----------
      57,895,040    61,720,742    26,109,497    11,352,680    10,455,091    5,855,469
      79,569,828    17,849,086    14,223,839     2,871,159     5,855,469           --
    ------------   -----------   -----------   -----------   -----------   ----------
    $137,464,868   $79,569,828   $40,333,336   $14,223,839   $16,310,560   $5,855,469
    ============   ===========   ===========   ===========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity [including policies formerly known as AmSouth Premium Plus Variable Annuity]), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity [including policies formerly known as AmSouth Premium Plus II Variable Annuity]). Pursuant to an order of approval issued by the Securities and Exchange Commission on October 31, 2005, NYLIAC substituted shares of the AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund held by NYLIAC Variable Annuity Separate Account-III with shares of the MainStay VP S&P 500 Index Portfolio, MainStay VP International Equity Portfolio, MainStay VP Value Portfolio and Fidelity VIP Mid Cap Portfolio, respectively. Effective December 1, 2005, the AmSouth Premium Plus Variable Annuity policies were renamed MainStay Premium Plus Variable Annuity and the AmSouth Premium Plus II Variable Annuity policies were renamed MainStay Premium Plus II Variable Annuity. Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity.

  The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The MainStay VP Cash Management, Calvert Social Balanced, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced - Service Class, MainStay VP Floating Rate - Service Class, Colonial Small Cap Value Fund, Variable
Series - Class B, Fidelity VIP Mid Cap - Service Class 2 and Victory VIF Diversified Stock - Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Basic Value--Initial Class(1)
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(2)
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class(3)
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Income & Growth--Initial Class(4)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class(5)
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(6)
MainStay VP S&P 500 Index--Initial Class(7)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Basic Value--Service Class(8)
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(9)
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class(10)
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Income & Growth--Service Class(11)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class(12)
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(13)
MainStay VP S&P 500 Index--Service Class(14)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

      Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Dreyfus Large Company Value--Initial Class

  (2) Formerly MainStay VP Growth Equity--Initial Class

  (3) Formerly MainStay VP Lord Abbett Developing Growth--Initial Class

  (4) Formerly MainStay VP American Century Income & Growth--Initial Class

  (5) Formerly MainStay VP Growth--Initial Class

  (6) Formerly MainStay VP Equity Income--Initial Class

  (7) Formerly MainStay VP Indexed Equity--Initial Class

  (8) Formerly MainStay VP Dreyfus Large Company Value--Service Class

  (9) Formerly MainStay VP Growth Equity--Service Class

 (10) Formerly MainStay VP Lord Abbett Developing Growth--Service Class

 (11) Formerly MainStay VP American Century Income & Growth--Service Class

 (12) Formerly MainStay VP Growth--Service Class

 (13) Formerly MainStay VP Equity Income--Service Class

 (14) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies".

  This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day of 2006.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2005, the investments of the Separate Account are as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        4,225                  15,644                  13,454
Identified cost...........................      $41,754                $213,679                $390,603


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Number of shares..........................        6,445                   6,775                   5,489
Identified cost...........................      $77,398                $ 92,829                $ 61,638

  Investment activity for the year ended December 31, 2005 was as follows:


                                                                                              MAINSTAY VP
                                              MAINSTAY VP             MAINSTAY VP               CAPITAL
                                             BASIC VALUE--              BOND--              APPRECIATION--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $ 2,601                 $10,272                 $ 1,755
Proceeds from sales.......................        9,794                  38,684                  85,728


                                              MAINSTAY VP             MAINSTAY VP
                                             INTERNATIONAL             LARGE CAP              MAINSTAY VP
                                               EQUITY--                GROWTH--             MID CAP CORE--
                                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                                            ---------------------------------------------------------------
Purchases.................................      $25,611                 $ 1,426                 $23,719
Proceeds from sales.......................        8,364                  22,713                  11,433

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

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                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        177,006            12,771            16,270             2,242            14,918             71,150             4,532
       $177,002          $289,646          $171,517           $17,765          $164,747           $635,321           $48,481


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
          7,657            12,552            22,237             5,652            11,779            13,888             3,490
       $ 72,624          $128,914          $576,036           $49,286          $222,732          $206,983           $55,614

                                                            MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       DEVELOPING        MAINSTAY VP        HIGH YIELD         INCOME &
         CASH         COMMON STOCK--     CONVERTIBLE--       GROWTH--        GOVERNMENT--     CORPORATE BOND--      GROWTH--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $142,822           $ 7,837          $  4,708           $ 1,201           $11,446           $ 83,312           $ 3,581
        165,575            61,302            41,316            12,234            43,694            181,004             9,810


      MAINSTAY VP                                           MAINSTAY VP                                              ALGER
        MID CAP         MAINSTAY VP       MAINSTAY VP        SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL
       GROWTH--       MID CAP VALUE--   S&P 500 INDEX--      GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 19,867           $33,641          $ 13,372           $ 5,248           $ 4,527          $  9,069           $ 3,866
         15,220            24,442           107,744            16,334            56,068            40,702            13,524

--------------------------------------------------------------------------------


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Number of shares..............        --              --                  --               --             24,665
Identified cost...............    $   --          $   --            $     --          $    --           $ 45,247

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Number of shares..............         221             347                 537            1,325             10,172
Identified cost...............      $4,204          $5,435            $  6,444          $12,610           $196,865


                                  AMSOUTH         AMSOUTH                                               CALVERT
                                 ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH            SOCIAL
                                MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND        BALANCED
                                ------------------------------------------------------------------------------------
Purchases.....................    $  276          $  263            $    379          $   361           $  5,958
Proceeds from sales...........     3,325             869               4,787            2,327              7,539

                                                   NEUBERGER
                                                    BERMAN
                                   MFS(R)             AMT
                                  UTILITIES         MID-CAP            ROYCE             ROYCE         T. ROWE PRICE
                                  SERIES--         GROWTH--          MICRO-CAP         SMALL-CAP           EQUITY
                                INITIAL CLASS       CLASS I          PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO
                                --------------------------------------------------------------------------------------
Purchases.....................      $2,369          $  890            $  6,651          $13,062           $ 35,968
Proceeds from sales...........       1,799           2,934                 237              480             20,176

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          2,366            13,780             8,735            20,525             7,559             1,503             2,307
        $20,028          $326,535          $193,861          $498,837          $296,579          $ 26,136          $ 36,473


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
          6,140              5,088
       $119,506           $ 46,620

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 2,186          $ 16,722           $16,863          $ 14,538          $  4,117          $    853          $  1,545
          8,990            37,022            35,321           116,567            57,793             5,949             9,037


                         VAN KAMPEN
        VAN ECK         UIF EMERGING
       WORLDWIDE      MARKETS EQUITY--
      HARD ASSETS         CLASS I
    ----------------------------------
        $85,199           $ 15,155
          6,384              6,232

--------------------------------------------------------------------------------


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       7,837               2,086               5,829                2,227                1,933
Identified cost.........     $81,081             $22,130             $79,144             $ 46,025             $ 37,382


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Number of shares........       1,700               5,438               8,161               10,342                7,314
Identified cost.........     $18,574             $69,140             $88,030             $120,704             $168,628


                                                                                       MAINSTAY VP          MAINSTAY VP
                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           CAPITAL               COMMON
                           BALANCED--         BASIC VALUE--          BOND--           APPRECIATION--          STOCK--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $82,711             $ 6,428             $27,816             $ 9,671              $11,581
Proceeds from sales.....       1,690               2,952               4,804               5,311                2,481


                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                            LARGE CAP            MID CAP             MID CAP             MID CAP              S&P 500
                            GROWTH--             CORE--             GROWTH--             VALUE--              INDEX--
                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                          -----------------------------------------------------------------------------------------------
Purchases...............     $ 5,252             $38,457             $41,476             $61,585              $52,106
Proceeds from sales.....       2,987               2,789               5,855               5,478                7,257

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
    7,100......             1,824             7,761             4,725             36,734             2,313             5,941
    77,5$79.....          $15,709           $77,009           $51,066           $360,316           $25,490          $ 79,383

                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
    6,096......             2,469             4,055             1,394              1,215             2,490             5,610
    61,7$79.....          $40,088           $63,166           $27,005           $ 20,584           $20,883          $142,104

                        MAINSTAY VP                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP        HIGH YIELD         INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--     CORPORATE BOND--      GROWTH--          EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
    19,4$12.....          $ 4,877           $81,106           $20,239           $132,692           $11,510           $41,957
    7,431......             1,895             4,118             5,831             24,903             1,757             2,442


                                                               ALGER         COLONIAL SMALL
      MAINSTAY VP                                             AMERICAN          CAP VALUE        DREYFUS IP        FIDELITY(R)
       SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY            VIP
       GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
    20,2$79.....          $10,878           $19,471           $12,349           $ 19,972           $ 5,592           $67,632
    3,643......             4,043             3,236             1,973                951             3,705             2,999

--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        4,227             4,355              3,229                935                285               462
Identified cost......      $98,463          $122,892           $ 78,614            $23,937            $ 4,863            $6,621

                                                                                 JANUS ASPEN
                       FIDELITY(R) VIP                        JANUS ASPEN          SERIES             MFS(R)             MFS(R)
                           EQUITY-       FIDELITY(R) VIP        SERIES            WORLDWIDE          INVESTORS          RESEARCH
                          INCOME--          MID CAP--         BALANCED--          GROWTH--        TRUST SERIES--        SERIES--
                       SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $39,400          $ 64,049           $ 24,607            $ 6,805            $ 2,184            $2,951
Proceeds from
sales................        4,356             6,926              8,317              2,339                683               949

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
           7,945               570              6,331              2,752              1,372
        $168,005          $  9,816           $133,565            $30,976            $15,013

                          NEUBERGER                            VAN KAMPEN
         MFS(R)          BERMAN AMT        T. ROWE PRICE      UIF EMERGING        VICTORY VIF
        UTILITIES          MID-CAP         EQUITY INCOME         MARKETS          DIVERSIFIED
        SERIES--          GROWTH--          PORTFOLIO--         EQUITY--            STOCK--
      SERVICE CLASS        CLASS S              II              CLASS II        CLASS A SHARES
     ------------------------------------------------------------------------------------------
        $137,849          $  5,655           $ 64,774            $20,402            $10,710
           7,177             1,211              3,900              2,067              1,366

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity policies), which are also part of Series III and MainStay Premium Plus II Variable Annuity policies (including policies formerly known as AmSouth Premium Plus II Variable Annuity), which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity) and MainStay Premium Plus II Variable Annuity (including policies formerly known as AmSouth Premium Plus II Variable Annuity), there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:


                                                                    MAINSTAY VP                     MAINSTAY VP
                                                                   BASIC VALUE--                      BOND--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                                -------------------           -----------------------
                                                                2005           2004            2005             2004
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................     41            232               138              200
Units Redeemed..............................................    (479)          (297)          (1,573)          (2,470)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (438)          (65)           (1,435)          (2,270)
                                                                ====           ====           ======           ======
SERIES II POLICIES
Units Issued................................................      1              1                 6               --
Units Redeemed..............................................     (8)            (3)              (15)             (25)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     (7)            (2)               (9)             (25)
                                                                ====           ====           ======           ======
SERIES III POLICIES
Units Issued................................................     14            139                25               37
Units Redeemed..............................................    (237)          (92)             (594)          (1,014)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (223)           47              (569)            (977)
                                                                ====           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................      5             15                39               43
Units Redeemed..............................................    (17)           (12)             (157)            (319)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................    (12)             3              (118)            (276)
                                                                ====           ====           ======           ======
SERIES V POLICIES
Units Issued................................................     --             16                 2                1
Units Redeemed..............................................     --             --                (2)              (9)
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             16                --               (8)
                                                                ====           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................     --             --                --               --
Units Redeemed..............................................     --             --                --               --
                                                                ----           ----           ------           ------
  Net Increase (Decrease)...................................     --             --                --               --
                                                                ====           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP
          CAPITAL                               MAINSTAY VP       MAINSTAY VP
      APPRECIATION--         MAINSTAY VP      COMMON STOCK--     CONVERTIBLE--
       INITIAL CLASS       CASH MANAGEMENT     INITIAL CLASS     INITIAL CLASS
    -------------------   -----------------   ---------------   ---------------
     2005       2004       2005      2004      2005     2004     2005     2004
    ---------------------------------------------------------------------------
       283        352      15,639    12,261      143      191      131      201
    (4,713)    (3,337)    (33,050)  (42,654)  (2,377)  (1,712)  (1,616)  (1,016)
    ------     ------     -------   -------   ------   ------   ------   ------
    (4,430)    (2,985)    (17,411)  (30,393)  (2,234)  (1,521)  (1,485)    (815)
    ======     ======     =======   =======   ======   ======   ======   ======
        --          2       1,330     1,341       --        2        2        3
       (40)       (24)     (1,616)   (1,380)     (27)     (17)     (29)     (18)
    ------     ------     -------   -------   ------   ------   ------   ------
       (40)       (22)       (286)      (39)     (27)     (15)     (27)     (15)
    ======     ======     =======   =======   ======   ======   ======   ======
        55        227      14,676    23,814       40      142       49      112
      (807)      (710)    (15,902)  (32,703)    (600)    (374)  (1,004)    (280)
    ------     ------     -------   -------   ------   ------   ------   ------
      (752)      (483)     (1,226)   (8,889)    (560)    (232)    (955)    (168)
    ======     ======     =======   =======   ======   ======   ======   ======
        22         55      20,549    24,505       23       31       29       67
      (120)       (61)    (19,326)  (23,347)     (74)     (45)    (129)     (63)
    ------     ------     -------   -------   ------   ------   ------   ------
       (98)        (6)      1,223     1,158      (51)     (14)    (100)       4
    ======     ======     =======   =======   ======   ======   ======   ======
         2         --       1,798     3,216        4        5        1        7
        (5)        --      (2,011)   (2,910)      (6)      (1)      (3)      (3)
    ------     ------     -------   -------   ------   ------   ------   ------
        (3)        --        (213)      306       (2)       4       (2)       4
    ======     ======     =======   =======   ======   ======   ======   ======
        --         --      12,863    15,234       --       --       --       --
        --         --     (14,764)   (8,387)      --       --       --       --
    ------     ------     -------   -------   ------   ------   ------   ------
        --         --      (1,901)    6,847       --       --       --       --
    ======     ======     =======   =======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP
                                                                     DEVELOPING                       MAINSTAY VP
                                                                      GROWTH--                       GOVERNMENT--
                                                                    INITIAL CLASS                    INITIAL CLASS
                                                                ---------------------           -----------------------
                                                                 2005            2004            2005             2004
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................        26            29               152              205
Units Redeemed..............................................    (1,234)          (306)          (1,644)          (3,140)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................    (1,208)          (277)          (1,492)          (2,935)
                                                                ======           ====           ======           ======
SERIES II POLICIES
Units Issued................................................         2            --                 4               --
Units Redeemed..............................................        (2)           (7)              (35)             (45)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            (7)              (31)             (45)
                                                                ======           ====           ======           ======
SERIES III POLICIES
Units Issued................................................        20            33                25               19
Units Redeemed..............................................       (83)          (77)             (762)          (1,213)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................       (63)          (44)             (737)          (1,194)
                                                                ======           ====           ======           ======
SERIES IV POLICIES
Units Issued................................................         5            12                23               32
Units Redeemed..............................................       (14)           (5)             (203)            (411)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        (9)            7              (180)            (379)
                                                                ======           ====           ======           ======
SERIES V POLICIES
Units Issued................................................        --            --                 1                2
Units Redeemed..............................................        --            --                (7)             (16)
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                (6)             (14)
                                                                ======           ====           ======           ======
SERIES VI POLICIES
Units Issued................................................        --            --                --               --
Units Redeemed..............................................        --            --                --               --
                                                                ------           ----           ------           ------
  Net Increase (Decrease)...................................        --            --                --               --
                                                                ======           ====           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP                            MAINSTAY VP
        HIGH YIELD           MAINSTAY VP      INTERNATIONAL       MAINSTAY VP
     CORPORATE BOND--     INCOME & GROWTH--     EQUITY--      LARGE CAP GROWTH--
       INITIAL CLASS        INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    -------------------   -----------------   -------------   -------------------
      2005       2004      2005      2004     2005    2004      2005       2004
    -----------------------------------------------------------------------------
        376        551       78       145      927     919         74        113
     (4,722)    (3,313)    (593)     (368)    (368)   (223)    (1,509)    (1,316)
     ------     ------     ----      ----     ----    ----     ------     ------
     (4,346)    (2,762)    (515)     (223)     559     696     (1,435)    (1,203)
     ======     ======     ====      ====     ====    ====     ======     ======
          8         71        1        --       16      11          2          1
       (191)       (50)      (2)       (3)     (14)     (4)        (9)       (21)
     ------     ------     ----      ----     ----    ----     ------     ------
       (183)        21       (1)       (3)       2       7         (7)       (20)
     ======     ======     ====      ====     ====    ====     ======     ======
        189        305       48       111      320     357         15         89
     (1,644)      (842)     (58)      (79)    (121)    (90)      (531)      (500)
     ------     ------     ----      ----     ----    ----     ------     ------
     (1,455)      (537)     (10)       32      199     267       (516)      (411)
     ======     ======     ====      ====     ====    ====     ======     ======
         59        312        8        28       83      72          8         31
       (425)      (151)     (22)       (9)     (17)    (12)       (68)       (29)
     ------     ------     ----      ----     ----    ----     ------     ------
       (366)       161      (14)       19       66      60        (60)         2
     ======     ======     ====      ====     ====    ====     ======     ======
          2          3        4         1        4      21          1          3
        (16)       (23)      --        --       (5)     --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
        (14)       (20)       4         1       (1)     21          1          3
     ======     ======     ====      ====     ====    ====     ======     ======
         --         --       --        --       --      --         --         --
         --         --       --        --       --      --         --         --
     ------     ------     ----      ----     ----    ----     ------     ------
         --         --       --        --       --      --         --         --
     ======     ======     ====      ====     ====    ====     ======     ======

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP                    MAINSTAY VP
                                                                      MID CAP                        MID CAP
                                                                      CORE--                        GROWTH--
                                                                   INITIAL CLASS                  INITIAL CLASS
                                                                -------------------           ---------------------
                                                                2005           2004           2005            2004
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................    904            894            1,313           1,473
Units Redeemed..............................................    (664)          (175)          (979)            (566)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    240            719             334              907
                                                                ====           ====           =====           =====
SERIES II POLICIES
Units Issued................................................     13             --              11                6
Units Redeemed..............................................     (4)            (4)             (3)              (2)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................      9             (4)              8                4
                                                                ====           ====           =====           =====
SERIES III POLICIES
Units Issued................................................    241            184             242              212
Units Redeemed..............................................    (75)           (42)           (123)            (155)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................    166            142             119               57
                                                                ====           ====           =====           =====
SERIES IV POLICIES
Units Issued................................................     37             69              48               98
Units Redeemed..............................................    (26)           (17)            (33)             (33)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     11             52              15               65
                                                                ====           ====           =====           =====
SERIES V POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             (2)             (4)              (1)
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             (2)             (4)              (1)
                                                                ====           ====           =====           =====
SERIES VI POLICIES
Units Issued................................................     --             --              --               --
Units Redeemed..............................................     --             --              --               --
                                                                ----           ----           -----           -----
  Net Increase (Decrease)...................................     --             --              --               --
                                                                ====           ====           =====           =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
       MID CAP           S&P 500         SMALL CAP       MAINSTAY VP
       VALUE--           INDEX--         GROWTH--      TOTAL RETURN--
    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------   ---------------   -------------   ---------------
     2005    2004     2005     2004    2005    2004     2005     2004
    ------------------------------------------------------------------
     1,364   1,617      294      393    123     476       136      185
    (1,170)  (465)   (4,025)  (2,604)  (885)   (278)   (2,688)  (1,794)
    ------   -----   ------   ------   ----    ----    ------   ------
       194   1,152   (3,731)  (2,211)  (762)    198    (2,552)  (1,609)
    ======   =====   ======   ======   ====    ====    ======   ======
        29     11         8       17      4       2        --        2
       (39)    (9)      (39)     (34)   (13)     (3)      (30)    (156)
    ------   -----   ------   ------   ----    ----    ------   ------
       (10)     2       (31)     (17)    (9)     (1)      (30)    (154)
    ======   =====   ======   ======   ====    ====    ======   ======
       364    496       119      451     39      73         4       65
      (241)  (144)     (926)    (463)  (316)   (148)     (561)    (166)
    ------   -----   ------   ------   ----    ----    ------   ------
       123    352      (807)     (12)  (277)    (75)     (557)    (101)
    ======   =====   ======   ======   ====    ====    ======   ======
        46    104        48      175     15      36        18       33
       (77)   (60)     (157)     (79)   (64)    (36)      (81)     (44)
    ------   -----   ------   ------   ----    ----    ------   ------
       (31)    44      (109)      96    (49)     --       (63)     (11)
    ======   =====   ======   ======   ====    ====    ======   ======
         2      5         2       12     --      --         2        5
       (13)    (2)       (8)      (2)    (4)     (1)       (7)      (2)
    ------   -----   ------   ------   ----    ----    ------   ------
       (11)     3        (6)      10     (4)     (1)       (5)       3
    ======   =====   ======   ======   ====    ====    ======   ======
        --     --        --       --     --      --        --       --
        --     --        --       --     --      --        --       --
    ------   -----   ------   ------   ----    ----    ------   ------
        --     --        --       --     --      --        --       --
    ======   =====   ======   ======   ====    ====    ======   ======

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                          ALGER AMERICAN
                                                                    VALUE--                        SMALL CAPITALIZATION--
                                                                 INITIAL CLASS                         CLASS O SHARES
                                                           --------------------------              ----------------------
                                                            2005                2004               2005              2004
                                                           --------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       153                 213               89                112
Units Redeemed.........................................    (1,604)             (1,062)             (811)             (591)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................    (1,451)               (849)             (722)             (479)
                                                           ======              ======              ====              ====
SERIES II POLICIES
Units Issued...........................................         1                  --                2                  6
Units Redeemed.........................................       (11)                (14)             (12)               (11)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (10)                (14)             (10)                (5)
                                                           ======              ======              ====              ====
SERIES III POLICIES
Units Issued...........................................       217                 223               10                260
Units Redeemed.........................................      (236)               (207)             (249)             (200)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (19)                 16              (239)               60
                                                           ======              ======              ====              ====
SERIES IV POLICIES
Units Issued...........................................        30                  45               31                 20
Units Redeemed.........................................      (119)                (57)             (12)               (10)
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................       (89)                (12)              19                 10
                                                           ======              ======              ====              ====
SERIES V POLICIES
Units Issued...........................................        --                   1               --                  5
Units Redeemed.........................................        (6)                 (2)              (2)                --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        (6)                 (1)              (2)                 5
                                                           ======              ======              ====              ====
SERIES VI POLICIES
Units Issued...........................................        --                  --               --                 --
Units Redeemed.........................................        --                  --               --                 --
                                                           ------              ------              ----              ----
  Net Increase (Decrease)..............................        --                  --               --                 --
                                                           ======              ======              ====              ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND    LARGE CAP FUND    MID CAP FUND
    --------------   -------------   ---------------   -------------
    2005    2004     2005    2004     2005     2004    2005    2004
    ----------------------------------------------------------------
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     28       32        4      10       20       45      10      28
    (316)    (37)     (48)     (2)    (480)     (63)   (209)    (18)
    ----     ---     ----    ----     ----      ---    ----     ---
    (288)     (5)     (44)      8     (460)     (18)   (199)     10
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----     ---     ----    ----     ----      ---    ----     ---
     --       --       --      --       --       --      --      --
    ====     ===     ====    ====     ====      ===    ====     ===
      7       24        1      10       16       40       3      14
    (41)      (2)     (13)     (1)     (65)      (3)    (23)     (1)
    ----     ---     ----    ----     ----      ---    ----     ---
    (34)      22      (12)      9      (49)      37     (20)     13
    ====     ===     ====    ====     ====      ===    ====     ===

--------------------------------------------------------------------------------



                                                                                                  DREYFUS IP
                                                                      CALVERT                     TECHNOLOGY
                                                                      SOCIAL                       GROWTH--
                                                                     BALANCED                   INITIAL SHARES
                                                                -------------------           -------------------
                                                                2005           2004           2005           2004
                                                                -------------------------------------------------
SERIES I POLICIES
Units Issued................................................     81            163             32              68
Units Redeemed..............................................    (229)          (134)          (545)          (159)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (148)           29            (513)           (91)
                                                                ====           ====           ====           ====
SERIES II POLICIES
Units Issued................................................      2              4             --              --
Units Redeemed..............................................     (3)            (1)            (3)             (6)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     (1)             3             (3)             (6)
                                                                ====           ====           ====           ====
SERIES III POLICIES
Units Issued................................................     65            230             10              25
Units Redeemed..............................................    (83)           (59)           (247)          (274)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................    (18)           171            (237)          (249)
                                                                ====           ====           ====           ====
SERIES IV POLICIES
Units Issued................................................     90            184              8              34
Units Redeemed..............................................    (51)           (12)           (36)            (13)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     39            172            (28)             21
                                                                ====           ====           ====           ====
SERIES V POLICIES
Units Issued................................................     13             54              1               2
Units Redeemed..............................................     (9)            --             --              (2)
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................      4             54              1              --
                                                                ====           ====           ====           ====
SERIES VI POLICIES
Units Issued................................................     67            107             --              --
Units Redeemed..............................................    (16)            (4)            --              --
                                                                ----           ----           ----           ----
  Net Increase (Decrease)...................................     51            103             --              --
                                                                ====           ====           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2005     2004     2005     2004     2005     2004     2005     2004
    ---------------------------------------------------------------------
       893      794      132      684      275      390      195      265
    (1,771)  (1,424)  (1,458)  (1,138)  (4,644)  (4,203)  (3,507)  (3,117)
    ------   ------   ------   ------   ------   ------   ------   ------
      (878)    (630)  (1,326)    (454)  (4,369)  (3,813)  (3,312)  (2,852)
    ======   ======   ======   ======   ======   ======   ======   ======
        24       17        5       52        1        5       --        2
       (31)     (20)     (69)     (17)     (39)     (64)     (29)     (31)
    ------   ------   ------   ------   ------   ------   ------   ------
        (7)      (3)     (64)      35      (38)     (59)     (29)     (29)
    ======   ======   ======   ======   ======   ======   ======   ======
       534      492       49      218       26      118        8       55
      (328)    (351)    (311)    (301)  (1,277)  (1,147)    (497)    (670)
    ------   ------   ------   ------   ------   ------   ------   ------
       206      141     (262)     (83)  (1,251)  (1,029)    (489)    (615)
    ======   ======   ======   ======   ======   ======   ======   ======
       165      127       29       71       39       87       15       37
       (55)     (48)     (48)     (43)    (264)    (203)     (70)     (84)
    ------   ------   ------   ------   ------   ------   ------   ------
       110       79      (19)      28     (225)    (116)     (55)     (47)
    ======   ======   ======   ======   ======   ======   ======   ======
        15        7       16       23        5       10       --        4
        (8)      (2)     (14)      (2)      (6)      (1)      (1)      --
    ------   ------   ------   ------   ------   ------   ------   ------
         7        5        2       21       (1)       9       (1)       4
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                           MFS(R) INVESTORS               MFS(R) RESEARCH              MFS(R) UTILITIES
                                            TRUST SERIES--                   SERIES--                      SERIES--
                                             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
                                          -------------------           -------------------           -------------------
                                          2005           2004           2005           2004           2005           2004
                                          -------------------------------------------------------------------------
SERIES I POLICIES
Units Issued..........................     20             43             41             63             76             80
Units Redeemed........................    (459)          (329)          (596)          (420)          (23)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (439)          (286)          (555)          (357)           53             58
                                          ====           ====           ====           ====           ===            ===
SERIES II POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     (7)            (1)           (10)            (7)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (7)            (1)           (10)            (7)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES III POLICIES
Units Issued..........................      3             21              1             33             26             68
Units Redeemed........................    (66)           (61)           (192)          (104)          (26)           (22)
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (63)           (40)           (191)          (71)            --             46
                                          ====           ====           ====           ====           ===            ===
SERIES IV POLICIES
Units Issued..........................      4              8              1              4             --             --
Units Redeemed........................    (14)           (11)            (7)            (9)            (1)            --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............    (10)            (3)            (6)            (5)            (1)            --
                                          ====           ====           ====           ====           ===            ===
SERIES V POLICIES
Units Issued..........................     --              1             --              1             --              2
Units Redeemed........................     (1)            --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     (1)             1             --              1             --              2
                                          ====           ====           ====           ====           ===            ===
SERIES VI POLICIES
Units Issued..........................     --             --             --             --             --             --
Units Redeemed........................     --             --             --             --             --             --
                                          ----           ----           ----           ----           ---            ---
  Net Increase (Decrease).............     --             --             --             --             --             --
                                          ====           ====           ====           ====           ===            ===

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN
       AMT MID-CAP        ROYCE       ROYCE     T. ROWE PRICE
        GROWTH--        MICRO-CAP   SMALL-CAP   EQUITY INCOME
         CLASS I        PORTFOLIO   PORTFOLIO     PORTFOLIO
    -----------------   ---------   ---------   --------------
     2005      2004      2005(a)     2005(b)     2005    2004
    ----------------------------------------------------------
        4        14        162         395       1,318   1,539
      (98)     (135)        (3)         (8)     (1,163)   (767)
      ---      ----        ---        ----      ------   -----
      (94)     (121)       159         387         155     772
      ===      ====        ===        ====      ======   =====
       --         2          4         119           8       9
       (2)       (4)        --          --         (29)    (27)
      ---      ----        ---        ----      ------   -----
       (2)       (2)         4         119         (21)    (18)
      ===      ====        ===        ====      ======   =====
        3        12        136         226         434     534
      (95)      (26)        (3)         (5)       (247)   (257)
      ---      ----        ---        ----      ------   -----
      (92)      (14)       133         221         187     277
      ===      ====        ===        ====      ======   =====
       --         1        191         286         147     134
       (3)       (4)        (1)         (2)        (65)    (64)
      ---      ----        ---        ----      ------   -----
       (3)       (3)       190         284          82      70
      ===      ====        ===        ====      ======   =====
       --         1          7           6          10      14
       --        --         --          --          (9)     (5)
      ---      ----        ---        ----      ------   -----
       --         1          7           6           1       9
      ===      ====        ===        ====      ======   =====
       --        --         68         149          --      --
       --        --         --          (1)         --      --
      ---      ----        ---        ----      ------   -----
       --        --         68         148          --      --
      ===      ====        ===        ====      ======   =====

--------------------------------------------------------------------------------


                                                                                                    VAN KAMPEN
                                                                                                        UIF
                                                                       VAN ECK                       EMERGING
                                                                      WORLDWIDE                  MARKETS EQUITY--
                                                                     HARD ASSETS                      CLASS I
                                                                ---------------------           -------------------
                                                                 2005            2004           2005           2004
                                                                ---------------------------------------------------
SERIES I POLICIES
Units Issued................................................     1,746           559            605             221
Units Redeemed..............................................      (177)          (93)           (303)          (306)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,569           466            302             (85)
                                                                ======           ===            ====           ====
SERIES II POLICIES
Units Issued................................................        41             6             31              11
Units Redeemed..............................................        (4)           (2)            (2)            (85)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        37             4             29             (74)
                                                                ======           ===            ====           ====
SERIES III POLICIES
Units Issued................................................     1,355           622            352              86
Units Redeemed..............................................      (116)          (31)           (42)            (40)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................     1,239           591            310              46
                                                                ======           ===            ====           ====
SERIES IV POLICIES
Units Issued................................................       791           370             68              34
Units Redeemed..............................................       (29)          (11)            (4)             (5)
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       762           359             64              29
                                                                ======           ===            ====           ====
SERIES V POLICIES
Units Issued................................................        24            17              2               2
Units Redeemed..............................................        --            (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................        24            16              2               2
                                                                ======           ===            ====           ====
SERIES VI POLICIES
Units Issued................................................       632           224             --              --
Units Redeemed..............................................       (28)           (1)            --              --
                                                                ------           ---            ----           ----
  Net Increase (Decrease)...................................       604           223             --              --
                                                                ======           ===            ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                                                 MAINSTAY VP                 MAINSTAY VP
                                                                 BALANCED--                 BASIC VALUE--
                                                                SERVICE CLASS               SERVICE CLASS
                                                                -------------           ----------------------
                                                                   2005(c)              2005           2004(d)
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................        3,192                91              189
Units Redeemed..............................................          (77)              (10)             (11)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        3,115                81              178
                                                                    =====               ===              ===
SERIES II POLICIES
Units Issued................................................          138                 4               --
Units Redeemed..............................................           (2)               (1)              --
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          136                 3               --
                                                                    =====               ===              ===
SERIES III POLICIES
Units Issued................................................        1,834                97              396
Units Redeemed..............................................           (9)              (62)             (15)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,825                35              381
                                                                    =====               ===              ===
SERIES IV POLICIES
Units Issued................................................        1,337               147              296
Units Redeemed..............................................          (17)              (45)             (16)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,320               102              280
                                                                    =====               ===              ===
SERIES V POLICIES
Units Issued................................................          145                12               34
Units Redeemed..............................................           (1)               (3)              (1)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................          144                 9               33
                                                                    =====               ===              ===
SERIES VI POLICIES
Units Issued................................................        1,290                92              235
Units Redeemed..............................................          (15)              (48)              (6)
                                                                    -----               ---              ---
  Net Increase (Decrease)...................................        1,275                44              229
                                                                    =====               ===              ===

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005, (Commencement of Operations) through December 31, 2005.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP          MAINSTAY VP          MAINSTAY VP      MAINSTAY VP
        BOND--       CAPITAL APPRECIATION--   COMMON STOCK--   CONVERTIBLE--
    SERVICE CLASS        SERVICE CLASS        SERVICE CLASS    SERVICE CLASS
    --------------   ----------------------   --------------   --------------
    2005   2004(d)     2005       2004(d)     2005   2004(d)   2005   2004(d)
    -------------------------------------------------------------------------
    421       462       208         423       170      237     295      570
    (48)      (21)      (73)        (18)      (18)     (12)    (74)     (33)
    ----    -----      ----         ---       ---      ---     ----    ----
    373       441       135         405       152      225     221      537
    ====    =====      ====         ===       ===      ===     ====    ====
     39         1         7           1         3       --      35        2
     (5)       --        (1)         --        --       --      (3)      --
    ----    -----      ----         ---       ---      ---     ----    ----
     34         1         6           1         3       --      32        2
    ====    =====      ====         ===       ===      ===     ====    ====
    651     1,352       288         990       215      574     364    1,393
    (160)     (56)     (228)        (68)      (66)     (15)    (252)    (61)
    ----    -----      ----         ---       ---      ---     ----    ----
    491     1,296        60         922       149      559     112    1,332
    ====    =====      ====         ===       ===      ===     ====    ====
    737     1,111       188         563       299      546     580    1,153
    (111)     (54)     (146)        (43)      (46)     (29)    (193)    (43)
    ----    -----      ----         ---       ---      ---     ----    ----
    626     1,057        42         520       253      517     387    1,110
    ====    =====      ====         ===       ===      ===     ====    ====
    116        99        15          31         7       14      33       81
    (10)       (4)       (6)         (1)       --       --     (26)      (1)
    ----    -----      ----         ---       ---      ---     ----    ----
    106        95         9          30         7       14       7       80
    ====    =====      ====         ===       ===      ===     ====    ====
    576       653       265         595       182      290     485      875
    (73)      (79)      (72)        (18)      (38)      (3)    (187)    (71)
    ----    -----      ----         ---       ---      ---     ----    ----
    503       574       193         577       144      287     298      804
    ====    =====      ====         ===       ===      ===     ====    ====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                   MAINSTAY VP
                                                                 DEVELOPING GROWTH--             FLOATING RATE--
                                                                    SERVICE CLASS                 SERVICE CLASS
                                                                ----------------------           ---------------
                                                                2005           2004(d)               2005(e)
                                                                ------------------------------------------------
SERIES I POLICIES
Units Issued................................................     97              109                  3,652
Units Redeemed..............................................    (23)              (3)                   (40)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     74              106                  3,612
                                                                ===              ===                  =====
SERIES II POLICIES
Units Issued................................................      4               --                    404
Units Redeemed..............................................     --               --                    (31)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4               --                    373
                                                                ===              ===                  =====
SERIES III POLICIES
Units Issued................................................     96              283                  1,280
Units Redeemed..............................................    (31)             (10)                    (8)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     65              273                  1,272
                                                                ===              ===                  =====
SERIES IV POLICIES
Units Issued................................................    117              255                  1,064
Units Redeemed..............................................    (53)             (15)                   (12)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     64              240                  1,052
                                                                ===              ===                  =====
SERIES V POLICIES
Units Issued................................................      5                9                    171
Units Redeemed..............................................     (1)              (1)                    (7)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................      4                8                    164
                                                                ===              ===                  =====
SERIES VI POLICIES
Units Issued................................................     75              127                  1,159
Units Redeemed..............................................    (15)              (6)                   (14)
                                                                ---              ---                  -----
  Net Increase (Decrease)...................................     60              121                  1,145
                                                                ===              ===                  =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(e) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                       MAINSTAY VP
     MAINSTAY VP        HIGH YIELD         MAINSTAY VP            MAINSTAY VP
     GOVERNMENT--    CORPORATE BOND--   INCOME & GROWTH--    INTERNATIONAL EQUITY--
    SERVICE CLASS     SERVICE CLASS       SERVICE CLASS          SERVICE CLASS
    --------------   ----------------   ------------------   ----------------------
    2005   2004(d)    2005    2004(d)    2005     2004(d)      2005       2004(d)
    -------------------------------------------------------------------------------
    342      380      1,507    1,803     113        157         446          336
    (75)     (38)      (230)     (80)    (11)        (2)        (18)          (9)
    ----     ---     ------    -----     ---        ---         ---        -----
    267      342      1,277    1,723     102        155         428          327
    ====     ===     ======    =====     ===        ===         ===        =====
     32       --        280        6      29          1          59            1
     (2)      --        (44)      --      --         --          (4)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     30       --        236        6      29          1          55            1
    ====     ===     ======    =====     ===        ===         ===        =====
    466      924      2,789    5,247     240        312         721        1,028
    (131)    (36)    (1,081)    (186)    (41)       (15)        (76)         (20)
    ----     ---     ------    -----     ---        ---         ---        -----
    335      888      1,708    5,061     199        297         645        1,008
    ====     ===     ======    =====     ===        ===         ===        =====
    428      768      2,855    3,999     215        301         853          815
    (83)     (57)      (844)    (182)    (35)       (14)        (51)         (34)
    ----     ---     ------    -----     ---        ---         ---        -----
    345      711      2,011    3,817     180        287         802          781
    ====     ===     ======    =====     ===        ===         ===        =====
     57       54        323      491      20         22          66           46
     (2)     (25)       (98)     (49)     --         --          (2)          --
    ----     ---     ------    -----     ---        ---         ---        -----
     55       29        225      442      20         22          64           46
    ====     ===     ======    =====     ===        ===         ===        =====
    498      386      2,480    2,423     276        236         708          464
    (167)    (84)      (567)     (59)    (12)        (7)        (35)          (7)
    ----     ---     ------    -----     ---        ---         ---        -----
    331      302      1,913    2,364     264        229         673          457
    ====     ===     ======    =====     ===        ===         ===        =====

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                  LARGE CAP GROWTH--                 MID CAP CORE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(d)           2005           2004(d)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    106              129             346              300
Units Redeemed..............................................    (19)             (12)            (20)             (11)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     87              117             326              289
                                                                ===              ===             ===              ===
SERIES II POLICIES
Units Issued................................................      6               --              28                1
Units Redeemed..............................................     --               --              (1)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................      6               --              27                1
                                                                ===              ===             ===              ===
SERIES III POLICIES
Units Issued................................................    125              400             519              718
Units Redeemed..............................................    (99)             (49)            (75)             (24)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     26              351             444              694
                                                                ===              ===             ===              ===
SERIES IV POLICIES
Units Issued................................................    120              326             548              513
Units Redeemed..............................................    (95)             (47)            (47)             (22)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     25              279             501              491
                                                                ===              ===             ===              ===
SERIES V POLICIES
Units Issued................................................     17               20              51               31
Units Redeemed..............................................     --               --              (2)              --
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     17               20              49               31
                                                                ===              ===             ===              ===
SERIES VI POLICIES
Units Issued................................................    111              197             660              452
Units Redeemed..............................................    (31)             (54)            (37)              (5)
                                                                ---              ---             ---              ---
  Net Increase (Decrease)...................................     80              143             623              447
                                                                ===              ===             ===              ===

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
    MID CAP GROWTH--   MID CAP VALUE--   S&P 500 INDEX--   SMALL CAP GROWTH--
     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------   ---------------   ---------------   ------------------
    2005    2004(d)    2005    2004(d)   2005    2004(d)    2005     2004(d)
    -------------------------------------------------------------------------
     481       477      653       497     963     1,155      353       421
     (30)      (21)     (43)      (16)   (106)      (48)     (25)      (20)
     ---     -----     -----    -----    -----    -----     ----       ---
     451       456      610       481     857     1,107      328       401
     ===     =====     =====    =====    =====    =====     ====       ===
      51         1       48         3      62         2       20         1
      (1)       --       (2)       --      (3)       --       (1)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      50         1       46         3      59         2       19         1
     ===     =====     =====    =====    =====    =====     ====       ===
     645     1,097     1,148    1,402    1,214    3,126      359       942
     (85)      (37)     (96)      (42)   (356)      (80)    (115)      (61)
     ---     -----     -----    -----    -----    -----     ----       ---
     560     1,060     1,052    1,360     858     3,046      244       881
     ===     =====     =====    =====    =====    =====     ====       ===
     728       833     1,255    1,175    1,230    2,188      484       807
     (68)      (41)     (94)      (37)   (305)      (94)     (82)      (38)
     ---     -----     -----    -----    -----    -----     ----       ---
     660       792     1,161    1,138     925     2,094      402       769
     ===     =====     =====    =====    =====    =====     ====       ===
      33        46       79        53     105       117       28        43
      (2)       (1)      (2)       (1)    (13)       (8)      (2)       --
     ---     -----     -----    -----    -----    -----     ----       ---
      31        45       77        52      92       109       26        43
     ===     =====     =====    =====    =====    =====     ====       ===
     714       602      927       880    1,072    1,201      307       608
     (37)      (38)     (92)      (18)   (118)      (55)     (63)      (52)
     ---     -----     -----    -----    -----    -----     ----       ---
     677       564      835       862     954     1,146      244       556
     ===     =====     =====    =====    =====    =====     ====       ===

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                      MAINSTAY VP
                                                                    TOTAL RETURN--                      VALUE--
                                                                    SERVICE CLASS                    SERVICE CLASS
                                                                ----------------------           ----------------------
                                                                2005           2004(D)           2005           2004(D)
                                                                -------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    210              348             294               425
Units Redeemed..............................................    (46)             (18)            (39)              (15)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    164              330             255               410
                                                                ====             ===             ====            =====
SERIES II POLICIES
Units Issued................................................      1               --              18                 1
Units Redeemed..............................................     --               --              (1)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................      1               --              17                 1
                                                                ====             ===             ====            =====
SERIES III POLICIES
Units Issued................................................    349              869             397             1,138
Units Redeemed..............................................    (164)            (59)            (102)             (32)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    185              810             295             1,106
                                                                ====             ===             ====            =====
SERIES IV POLICIES
Units Issued................................................    203              478             377               735
Units Redeemed..............................................    (110)            (28)            (69)              (26)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     93              450             308               709
                                                                ====             ===             ====            =====
SERIES V POLICIES
Units Issued................................................     13               30              20                29
Units Redeemed..............................................     (2)              (1)             (7)               --
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................     11               29              13                29
                                                                ====             ===             ====            =====
SERIES VI POLICIES
Units Issued................................................    223              395             416               511
Units Redeemed..............................................    (69)             (48)            (21)              (17)
                                                                ----             ---             ----            -----
  Net Increase (Decrease)...................................    154              347             395               494
                                                                ====             ===             ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(f) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             COLONIAL SMALL CAP
        ALGER AMERICAN          VALUE FUND,       DREYFUS IP TECHNOLOGY    FIDELITY(R) VIP
    SMALL CAPITALIZATION--   VARIABLE SERIES--           GROWTH--          CONTRAFUND(R)--
        CLASS S SHARES            CLASS B             SERVICE SHARES       SERVICE CLASS 2
    ----------------------   ------------------   ----------------------   ---------------
      2005       2004(d)      2005     2004(f)      2005       2004(d)     2005    2004(d)
    --------------------------------------------------------------------------------------
       168         161         667        49         159         191        894       661
       (14)         (6)        (12)       --         (40)        (18)       (57)      (24)
       ---         ---         ---        --        ----         ---       -----    -----
       154         155         655        49         119         173        837       637
       ===         ===         ===        ==        ====         ===       =====    =====
        11           1          24         1           6          --         98         3
        (1)         --          (1)       --          --          --         (3)       --
       ---         ---         ---        --        ----         ---       -----    -----
        10           1          23         1           6          --         95         3
       ===         ===         ===        ==        ====         ===       =====    =====
       182         332         425        29          83         396       1,085    1,688
       (25)        (10)         (9)       --        (111)        (19)      (103)      (38)
       ---         ---         ---        --        ----         ---       -----    -----
       157         322         416        29         (28)        377        982     1,650
       ===         ===         ===        ==        ====         ===       =====    =====
       275         315         459        41         173         307       1,722    1,580
       (22)        (15)         (5)       --         (88)        (25)      (114)      (43)
       ---         ---         ---        --        ----         ---       -----    -----
       253         300         454        41          85         282       1,608    1,537
       ===         ===         ===        ==        ====         ===       =====    =====
        12          17          23        --           5          11        164       113
        (1)         (1)         --        --          --          (2)       (11)       (2)
       ---         ---         ---        --        ----         ---       -----    -----
        11          16          23        --           5           9        153       111
       ===         ===         ===        ==        ====         ===       =====    =====
       163         166         248        27          72         173       1,159      977
       (20)         (2)         (2)       --         (63)        (30)       (49)      (22)
       ---         ---         ---        --        ----         ---       -----    -----
       143         164         246        27           9         143       1,110      955
       ===         ===         ===        ==        ====         ===       =====    =====

--------------------------------------------------------------------------------



                                       FIDELITY(R) VIP                    FIDELITY(R)                     JANUS ASPEN
                                       EQUITY-INCOME--                   VIP MID CAP--                 SERIES BALANCED--
                                       SERVICE CLASS 2                  SERVICE CLASS 2                  SERVICE SHARES
                                    ----------------------           ---------------------           ----------------------
                                    2005           2004(d)           2005            2004            2005           2004(d)
                                    ---------------------------------------------------------------------------------------
SERIES I POLICIES
Units Issued....................    570               578            1,760           1,908           379               538
Units Redeemed..................    (36)              (19)           (217)            (70)           (86)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    534               559            1,543           1,838           293               514
                                    ====            =====            =====           =====           ====            =====
SERIES II POLICIES
Units Issued....................     65                 1              33               7             55                 1
Units Redeemed..................     (3)               --              (1)             --             (1)               --
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     62                 1              32               7             54                 1
                                    ====            =====            =====           =====           ====            =====
SERIES III POLICIES
Units Issued....................    725             1,379             973            1,452           547             1,179
Units Redeemed..................    (94)              (31)            (99)            (22)           (285)             (63)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    631             1,348             874            1,430           262             1,116
                                    ====            =====            =====           =====           ====            =====
SERIES IV POLICIES
Units Issued....................    865             1,174             909             951            649             1,202
Units Redeemed..................    (100)             (53)            (62)            (26)           (191)             (55)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    765             1,121             847             925            458             1,147
                                    ====            =====            =====           =====           ====            =====
SERIES V POLICIES
Units Issued....................    100               123              71              77             98                83
Units Redeemed..................    (13)              (11)             (8)             --            (10)              (24)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......     87               112              63              77             88                59
                                    ====            =====            =====           =====           ====            =====
SERIES VI POLICIES
Units Issued....................    698               889             666             625            422               652
Units Redeemed..................    (150)             (18)            (41)             (5)           (172)             (35)
                                    ----            -----            -----           -----           ----            -----
  Net Increase (Decrease).......    548               871             625             620            250               617
                                    ====            =====            =====           =====           ====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    Janus Aspen Series   MFS(R) INVESTORS         MFS(R)               MFS(R)
    WORLDWIDE GROWTH--    TRUST SERIES--    RESEARCH SERIES--    UTILITIES SERIES--
      SERVICE SHARES      SERVICE CLASS       SERVICE CLASS         SERVICE CLASS
    ------------------   ----------------   ------------------   -------------------
     2005     2004(d)    2005    2004(d)     2005     2004(d)     2005      2004(g)
    --------------------------------------------------------------------------------
      158       188        27       60        44        42        3,456      1,111
      (39)      (12)       (5)      (2)       (6)       (3)        (202)       (19)
      ---       ---       ---       --       ---        --        -----      -----
      119       176        22       58        38        39        3,254      1,092
      ===       ===       ===       ==       ===        ==        =====      =====
       11        --        --       --         5        --          120         12
       --        --        --       --        --        --           (5)        --
      ---       ---       ---       --       ---        --        -----      -----
       11        --        --       --         5        --          115         12
      ===       ===       ===       ==       ===        ==        =====      =====
      137       431        40       46        47        77        2,015        761
      (92)      (19)       (2)      (2)      (22)       (5)         (94)        (5)
      ---       ---       ---       --       ---        --        -----      -----
       45       412        38       44        25        72        1,921        756
      ===       ===       ===       ==       ===        ==        =====      =====
      162       349        54       53        45        92        1,642        445
      (37)      (29)       (5)      (5)       (8)       (4)         (42)        (6)
      ---       ---       ---       --       ---        --        -----      -----
      125       320        49       48        37        88        1,600        439
      ===       ===       ===       ==       ===        ==        =====      =====
        7        33         6        3         1         1           98         27
       (4)       (2)       --       (1)       --        --           --         --
      ---       ---       ---       --       ---        --        -----      -----
        3        31         6        2         1         1           98         27
      ===       ===       ===       ==       ===        ==        =====      =====
      121       167        39       53        63        44        1,649        452
      (37)       (5)      (24)      (4)       (3)       (1)         (58)        (1)
      ---       ---       ---       --       ---        --        -----      -----
       84       162        15       49        60        43        1,591        451
      ===       ===       ===       ==       ===        ==        =====      =====

--------------------------------------------------------------------------------



                                                                   Neuberger Berman
                                                                     AMT Mid-Cap                      T. Rowe Price
                                                                       Growth--                       Equity Income
                                                                       Class S                        Portfolio--II
                                                                ----------------------           -----------------------
                                                                2005           2004(d)           2005            2004(d)
                                                                --------------------------------------------------------
SERIES I POLICIES
Units Issued................................................    135              110              733               563
Units Redeemed..............................................     (8)              (2)             (38)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................    127              108              695               541
                                                                ===              ===             =====            =====
SERIES II POLICIES
Units Issued................................................      3               --               85                 2
Units Redeemed..............................................     --               --               (3)               --
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      3               --               82                 2
                                                                ===              ===             =====            =====
SERIES III POLICIES
Units Issued................................................     79              122             1,000            1,651
Units Redeemed..............................................    (10)              (2)            (122)              (41)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     69              120              878             1,610
                                                                ===              ===             =====            =====
SERIES IV POLICIES
Units Issued................................................    104               95             1,664            1,532
Units Redeemed..............................................     (7)              (3)            (113)              (69)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     97               92             1,551            1,463
                                                                ===              ===             =====            =====
SERIES V POLICIES
Units Issued................................................      5               18              141               162
Units Redeemed..............................................     (4)              (1)             (14)               (9)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................      1               17              127               153
                                                                ===              ===             =====            =====
SERIES VI POLICIES
Units Issued................................................     64              150             1,104              963
Units Redeemed..............................................     (7)             (79)             (76)              (22)
                                                                ---              ---             -----            -----
  Net Increase (Decrease)...................................     57               71             1,028              941
                                                                ===              ===             =====            =====

Not all investment divisions are available under all policies.

(d) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(h) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     Van Kampen UIF
        Emerging           Victory VIF
    Markets Equity--   Diversified Stock--
        Class II          Class A Shares
    ----------------   --------------------
    2005    2004(d)     2005      2004(h)
    ---------------------------------------
     180      109         322       202
     (10)      (6)        (23)      (18)
     ---      ---         ---       ---
     170      103         299       184
     ===      ===         ===       ===
      13       --          13        --
      --       --          --        --
     ---      ---         ---       ---
      13       --          13        --
     ===      ===         ===       ===
     273      230         133       107
     (23)     (33)        (11)       (1)
     ---      ---         ---       ---
     250      197         122       106
     ===      ===         ===       ===
     309      239         221       148
     (14)      (5)         (7)       (1)
     ---      ---         ---       ---
     295      234         214       147
     ===      ===         ===       ===
      22        6          21         1
      --       --          --        --
     ---      ---         ---       ---
      22        6          21         1
     ===      ===         ===       ===
     276      125         180        91
      (8)      (3)         (1)       --
     ---      ---         ---       ---
     268      122         179        91
     ===      ===         ===       ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2005, 2004, 2003, 2002 and 2001:


                                                                           MainStay VP
                                                                    Basic Value--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 33,772   $ 37,374   $ 34,701   $ 34,818   $ 44,680
Units Outstanding..................................       2,904      3,342      3,407      4,314      4,211
Variable Accumulation Unit Value...................    $  11.63   $  11.18   $  10.18   $   8.07   $  10.61
Total Return.......................................        4.0%       9.8%      26.2%     (23.9%)     (5.9%)
Investment Income Ratio............................        0.9%       1.0%       0.8%       0.6%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    336   $    395   $    374   $    309   $    336
Units Outstanding..................................          31         38         40         41         34
Variable Accumulation Unit Value...................    $  10.74   $  10.34   $   9.43   $   7.49   $   9.86
Total Return.......................................        3.8%       9.7%      26.0%     (24.0%)     (6.0%)
Investment Income Ratio............................        0.8%       1.0%       0.8%       0.6%       0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,362   $ 13,234   $ 11,630   $  5,637   $  4,231
Units Outstanding..................................       1,073      1,296      1,249        762        434
Variable Accumulation Unit Value...................    $  10.59   $  10.21   $   9.31   $   7.40   $   9.74
Total Return.......................................        3.8%       9.6%      25.9%     (24.1%)     (6.1%)
Investment Income Ratio............................        0.9%       1.0%       1.0%       0.8%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,129   $  3,137   $  2,835   $    810   $     --
Units Outstanding..................................         272        284        281        101         --
Variable Accumulation Unit Value...................    $  11.49   $  11.06   $  10.07   $   7.99   $     --
Total Return.......................................        3.9%       9.8%      26.1%     (20.1%)        --
Investment Income Ratio............................        0.9%       1.0%       1.1%       2.5%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    282   $    273   $     46   $     --   $     --
Units Outstanding..................................          19         19          3         --         --
Variable Accumulation Unit Value...................    $  15.03   $  14.52   $  13.28   $     --   $     --
Total Return.......................................        3.5%       9.3%      32.8%         --         --
Investment Income Ratio............................        1.0%       1.0%       1.8%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                          BOND--INITIAL CLASS                            CAPITAL APPRECIATION--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $143,751   $165,678   $196,827   $216,196   $158,984   $282,124   $338,179   $377,779   $330,249   $553,783
             8,911     10,346     12,616     14,282     11,339     15,825     20,255     23,240     25,441     29,099
          $  16.14   $  16.01   $  15.60   $  15.14   $  14.02   $  17.85   $  16.70   $  16.26   $  12.98   $  19.03
              0.8%       2.6%       3.1%       8.0%       7.8%       6.9%       2.7%      25.2%     (31.8%)    (24.3%)
              3.0%       3.3%       3.7%       5.1%       6.4%         --       0.2%       0.2%       0.1%       0.1%

          $  1,139   $  1,250   $  1,536   $  2,094   $  1,100   $    652   $    862   $    976   $    847   $  1,333
                87         96        121        170         96         98        138        160        174        186
          $  13.08   $  13.00   $  12.68   $  12.32   $  11.43   $   6.68   $   6.26   $   6.11   $   4.88   $   7.17
              0.6%       2.5%       2.9%       7.8%       7.6%       6.8%       2.6%      25.0%     (31.9%)    (24.4%)
              3.1%       3.2%       3.3%       5.5%       6.1%         --       0.2%       0.2%       0.1%       0.1%

          $ 46,639   $ 53,616   $ 64,492   $ 42,745   $  7,920   $ 20,832   $ 23,810   $ 25,919   $ 13,383   $ 11,161
             3,643      4,212      5,189      3,538        706      3,416      4,168      4,651      3,001      1,704
          $  12.80   $  12.73   $  12.43   $  12.08   $  11.21   $   6.09   $   5.71   $   5.57   $   4.46   $   6.55
              0.6%       2.4%       2.9%       7.7%       7.5%       6.7%       2.5%      25.0%     (31.9%)    (24.5%)
              3.0%       3.3%       4.2%       8.5%      13.3%         --       0.2%       0.3%       0.1%       0.2%

          $ 13,277   $ 14,522   $ 17,219   $  6,150   $     --   $  8,595   $  8,988   $  8,812   $  2,958   $     --
             1,158      1,276      1,552        571         --        839        937        943        396         --
          $  11.47   $  11.39   $  11.10   $  10.77   $     --   $  10.25   $   9.59   $   9.34   $   7.46   $     --
              0.7%       2.6%       3.0%       7.7%         --       6.9%       2.7%      25.2%     (25.4%)        --
              3.1%       3.4%       4.8%      18.9%         --         --       0.2%       0.3%       0.5%         --

          $    271   $    274   $    356   $    137   $     --   $     30   $     58   $     60   $     14   $     --
                25         25         33         13         --          2          5          5          1         --
          $  11.07   $  11.03   $  10.80   $  10.52   $     --   $  12.49   $  11.73   $  11.47   $   9.20   $     --
              0.3%       2.2%       2.6%       5.2%         --       6.4%       2.2%      24.7%      (8.0%)        --
              3.2%       3.2%       4.5%      23.5%         --         --       0.3%       0.3%       1.1%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                         Cash Management
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $104,359   $125,022   $163,925   $263,444   $260,067
Units Outstanding..................................      82,631    100,042    130,435    208,084    205,310
Variable Accumulation Unit Value...................    $   1.27   $   1.25   $   1.26   $   1.27   $   1.27
Total Return.......................................        1.5%      (0.6%)     (0.7%)     (0.1%)      2.4%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  3,519   $  3,728   $  3,796   $ 27,216   $ 16,214
Units Outstanding..................................       3,332      3,618      3,657     25,991     15,454
Variable Accumulation Unit Value...................    $   1.04   $   1.03   $   1.04   $   1.05   $   1.05
Total Return.......................................        1.4%      (0.7%)     (0.9%)     (0.2%)      2.3%
Investment Income Ratio............................        2.8%       0.8%       0.7%       1.4%       3.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 41,117   $ 40,778   $ 50,236   $ 68,335   $ 31,624
Units Outstanding..................................      38,715     39,941     48,830     65,803     30,376
Variable Accumulation Unit Value...................    $   1.03   $   1.02   $   1.03   $   1.04   $   1.04
Total Return.......................................        1.3%      (0.8%)     (0.9%)     (0.3%)      2.1%
Investment Income Ratio............................        2.9%       0.8%       0.7%       1.3%       3.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,248   $ 17,481   $ 16,441   $  4,942   $     --
Units Outstanding..................................      18,974     17,751     16,593      4,949         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.5%      (0.6%)     (0.8%)     (0.1%)        --
Investment Income Ratio............................        2.9%       0.9%       0.6%       1.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  2,154   $  2,339   $  2,061   $    170   $     --
Units Outstanding..................................       2,184      2,397      2,091        170         --
Variable Accumulation Unit Value...................    $   0.99   $   0.98   $   0.99   $   1.00   $     --
Total Return.......................................        1.1%      (1.0%)     (1.2%)     (0.3%)        --
Investment Income Ratio............................        2.9%       0.8%       0.6%       1.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  7,743   $  9,581   $  2,868   $     --   $     --
Units Outstanding..................................       7,833      9,734      2,887         --         --
Variable Accumulation Unit Value...................    $   1.00   $   0.98   $   0.99   $     --   $     --
Total Return.......................................        1.2%      (0.9%)     (0.7%)        --         --
Investment Income Ratio............................        2.9%       1.0%       0.6%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                COMMON STOCK--INITIAL CLASS                             CONVERTIBLE--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $234,431   $270,485   $278,265   $244,017   $359,198   $143,841   $162,933   $169,402   $132,023   $144,131
       9,934     12,168     13,689     14,959     16,447      7,778      9,263     10,078      9,467      9,385
    $  23.61   $  22.23   $  20.33   $  16.31   $  21.84   $  18.49   $  17.59   $  16.81   $  13.95   $  15.36
        6.2%       9.4%      24.6%     (25.3%)    (18.2%)      5.1%       4.6%      20.5%      (9.2%)     (3.5%)
        0.9%       1.4%       1.0%       0.9%       0.7%       1.5%       1.8%       2.4%       2.7%       3.8%

    $    902   $  1,065   $  1,077   $  1,249   $  1,763   $  1,313   $  1,516   $  1,599   $  1,651   $  1,733
         110        137        152        219        230        126        153        168        209        199
    $   8.22   $   7.75   $   7.10   $   5.71   $   7.65   $  10.42   $   9.93   $   9.50   $   7.89   $   8.71
        6.0%       9.2%      24.4%     (25.4%)    (18.4%)      5.0%       4.5%      20.4%      (9.3%)     (3.7%)
        0.9%       1.4%       0.9%       0.9%       0.7%       1.4%       1.9%       2.0%       2.6%       3.9%

    $ 30,004   $ 32,680   $ 31,601   $ 21,125   $ 15,827   $ 34,249   $ 41,714   $ 41,469   $ 20,475   $  9,385
       3,632      4,192      4,424      3,678      2,054      3,436      4,391      4,559      2,708      1,125
    $   8.26   $   7.80   $   7.14   $   5.74   $   7.70   $   9.97   $   9.50   $   9.10   $   7.56   $   8.34
        6.0%       9.1%      24.4%     (25.5%)    (18.4%)      4.9%       4.4%      20.3%      (9.4%)     (3.8%)
        1.0%       1.4%       1.2%       1.2%       1.4%       1.4%       1.9%       2.8%       4.0%       7.5%

    $  9,394   $  9,421   $  8,754   $  2,967   $     --   $ 12,116   $ 12,704   $ 12,094   $  3,675   $     --
         805        856        870        367         --        987      1,087      1,083        396         --
    $  11.68   $  11.00   $  10.07   $   8.08   $     --   $  12.28   $  11.68   $  11.17   $   9.27   $     --
        6.1%       9.3%      24.6%     (19.2%)        --       5.1%       4.6%      20.5%      (7.3%)        --
        1.0%       1.4%       1.3%       4.6%         --       1.5%       1.9%       3.0%      11.7%         --

    $    316   $    325   $    247   $     19   $     --   $    229   $    246   $    193   $     13   $     --
          24         26         22          2         --         17         19         15          1         --
    $  13.08   $  12.38   $  11.37   $   9.16   $     --   $  13.56   $  12.96   $  12.44   $  10.37   $     --
        5.7%       8.9%      24.1%      (8.4%)        --       4.7%       4.2%      20.0%       3.7%         --
        1.1%       1.6%       1.6%       6.0%         --       1.5%       2.0%       4.1%      14.2%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                 DEVELOPING GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 15,387   $ 24,385   $ 25,669   $ 17,566   $ 25,662
Units Outstanding..................................       1,609      2,817      3,094      2,893      2,959
Variable Accumulation Unit Value...................    $   9.57   $   8.66   $   8.30   $   6.07   $   8.67
Total Return.......................................       10.5%       4.4%      36.6%     (30.0%)     (8.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    188   $    174   $    225   $    109   $     52
Units Outstanding..................................          21         21         28         19          6
Variable Accumulation Unit Value...................    $   9.14   $   8.28   $   7.95   $   5.83   $   8.33
Total Return.......................................       10.3%       4.2%      36.4%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  5,528   $  5,538   $  5,667   $  1,601   $    906
Units Outstanding..................................         603        666        710        273        108
Variable Accumulation Unit Value...................    $   9.17   $   8.32   $   7.99   $   5.86   $   8.38
Total Return.......................................       10.3%       4.2%      36.3%     (30.1%)     (8.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,575   $  1,530   $  1,394   $    321   $     --
Units Outstanding..................................         130        139        132         42         --
Variable Accumulation Unit Value...................    $  12.15   $  11.00   $  10.54   $   7.72   $     --
Total Return.......................................       10.4%       4.3%      36.5%     (22.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     15   $     14   $      8   $     --   $     --
Units Outstanding..................................           1          1          1         --         --
Variable Accumulation Unit Value...................    $  15.01   $  13.64   $  13.13   $     --   $     --
Total Return.......................................       10.0%       3.9%      31.3%         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               MAINSTAY VP
                        MAINSTAY VP                                             HIGH YIELD
                 GOVERNMENT--INITIAL CLASS                            CORPORATE BOND--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $105,432   $127,522   $169,701   $230,480   $115,641   $532,635   $623,762   $617,551   $417,268   $426,004
       6,756      8,248     11,183     15,260      8,293     23,132     27,478     30,240     27,478     28,228
    $  15.61   $  15.46   $  15.17   $  15.10   $  13.94   $  23.05   $  22.70   $  20.42   $  15.19   $  15.09
        1.0%       1.9%       0.5%       8.3%       5.1%       1.5%      11.2%      34.5%       0.6%       3.4%
        2.9%       3.7%       3.6%       4.1%       5.4%       5.5%       6.9%       8.0%      10.4%      12.1%

    $  1,063   $  1,442   $  1,957   $  3,456   $  1,420   $  3,072   $  5,698   $  4,851   $  2,462   $  1,428
          86        117        162        287        128        213        396        375        255        149
    $  12.38   $  12.28   $  12.07   $  12.04   $  11.13   $  14.57   $  14.38   $  12.95   $   9.65   $   9.60
        0.8%       1.7%       0.3%       8.2%       5.0%       1.4%      11.0%      34.3%       0.5%       3.3%
        2.8%       3.7%       2.9%       4.5%       5.5%       4.3%       7.5%       9.3%      15.7%      14.2%

    $ 37,741   $ 46,405   $ 59,899   $ 45,740   $  8,792   $105,143   $124,365   $118,930   $ 43,111   $ 15,118
       3,086      3,823      5,017      3,842        798      7,353      8,808      9,345      4,546      1,601
    $  12.23   $  12.14   $  11.94   $  11.91   $  11.01   $  14.31   $  14.12   $  12.73   $   9.48   $   9.44
        0.8%       1.7%       0.3%       8.1%       5.0%       1.3%      10.9%      34.2%       0.4%       3.2%
        2.8%       3.7%       4.2%       6.0%      10.7%       5.6%       7.2%       9.3%      17.1%      28.7%

    $ 11,975   $ 13,857   $ 17,692   $  9,291   $     --   $ 37,289   $ 42,153   $ 35,842   $  7,503   $     --
       1,082      1,262      1,641        865         --      2,554      2,920      2,759        776         --
    $  11.08   $  10.98   $  10.78   $  10.74   $     --   $  14.65   $  14.44   $  12.99   $   9.67   $     --
        0.9%       1.8%       0.4%       7.4%         --       1.5%      11.1%      34.4%      (3.3%)        --
        2.9%       3.7%       4.4%      13.1%         --       5.6%       7.5%      10.4%      44.0%         --

    $    301   $    361   $    508   $    168   $     --   $  1,179   $  1,399   $  1,542   $     66   $     --
          28         34         48         16         --         78         92        112          6         --
    $  10.73   $  10.68   $  10.52   $  10.52   $     --   $  15.38   $  15.22   $  13.75   $  10.27   $     --
        0.5%       1.4%         --       5.2%         --       1.1%      10.7%      33.9%       2.7%         --
        2.9%       2.7%       5.0%      15.1%         --       6.6%       8.8%      11.9%      50.4%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                  INCOME & GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 42,001   $ 46,438   $ 44,045   $ 43,336   $ 55,929
Units Outstanding..................................       3,636      4,151      4,374      5,461      5,593
Variable Accumulation Unit Value...................    $  11.55   $  11.19   $  10.07   $   7.94   $  10.00
Total Return.......................................        3.2%      11.1%      26.9%     (20.6%)     (9.8%)
Investment Income Ratio............................        1.1%       1.7%       1.4%       1.1%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    314   $    316   $    309   $    213   $     71
Units Outstanding                                            33         34         37         32          9
Variable Accumulation Unit Value...................    $   9.52   $   9.24   $   8.33   $   6.57   $   8.29
Total Return.......................................        3.1%      10.9%      26.7%     (20.8%)    (10.0%)
Investment Income Ratio............................        1.1%       1.7%       1.6%       1.8%       0.9%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,863   $  8,690   $  7,574   $  3,274   $  1,388
Units Outstanding..................................         949        959        927        507        170
Variable Accumulation Unit Value...................    $   9.34   $   9.06   $   8.17   $   6.45   $   8.15
Total Return.......................................        3.0%      10.9%      26.7%     (20.8%)     (9.9%)
Investment Income Ratio............................        1.2%       1.8%       1.8%       1.7%       1.6%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,369   $  2,452   $  2,018   $    529   $     --
Units Outstanding..................................         200        214        195         65         --
Variable Accumulation Unit Value...................    $  11.85   $  11.48   $  10.34   $   8.15   $     --
Total Return.......................................        3.2%      11.0%      26.8%     (18.5%)        --
Investment Income Ratio............................        1.1%       1.8%       1.9%       6.2%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     66   $     12   $      1   $     --   $     --
Units Outstanding..................................           5          1         --         --         --
Variable Accumulation Unit Value...................    $  13.00   $  12.65   $  11.44   $     --   $     --
Total Return.......................................        2.8%      10.6%      14.4%         --         --
Investment Income Ratio............................        1.6%       1.1%       4.2%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
            INTERNATIONAL EQUITY--INITIAL CLASS                      LARGE CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 67,127   $ 52,910   $ 34,845   $ 23,569   $ 19,878   $ 63,856   $ 79,285   $ 97,271   $ 82,525   $132,751
       3,484      2,925      2,229      1,933      1,537      5,180      6,615      7,818      8,375      9,537
    $  19.26   $  18.09   $  15.63   $  12.19   $  12.94   $  12.33   $  11.98   $  12.44   $   9.85   $  13.92
        6.5%      15.7%      28.2%      (5.7%)    (15.2%)      2.9%      (3.7%)     26.3%     (29.2%)    (17.7%)
        1.8%       1.1%       2.1%       1.5%       1.4%         --       0.2%       0.2%       0.1%         --

    $    633   $    577   $    425   $    257   $    254   $    439   $    473   $    633   $    479   $    537
          54         52         45         34         32         64         71         91         87         69
    $  11.72   $  11.02   $   9.54   $   7.45   $   7.92   $   6.88   $   6.70   $   6.96   $   5.52   $   7.81
        6.3%      15.5%      28.0%      (5.9%)    (15.3%)      2.7%      (3.8%)     26.1%     (29.3%)    (17.9%)
        1.6%       0.9%       0.4%       0.2%       0.6%         --       0.2%       0.2%       0.1%         --

    $ 18,508   $ 15,214   $ 10,625   $  3,599   $  1,063   $ 10,732   $ 13,389   $ 16,377   $  8,998   $  9,015
       1,576      1,377      1,110        481        134      1,827      2,343      2,754      1,907      1,350
    $  11.75   $  11.05   $   9.57   $   7.48   $   7.95   $   5.87   $   5.72   $   5.95   $   4.72   $   6.68
        6.3%      15.5%      27.9%      (5.9%)    (15.4%)      2.7%      (3.9%)     26.0%     (29.4%)    (17.8%)
        1.7%       1.1%       2.3%       2.5%       1.8%         --       0.2%       0.2%       0.1%         --

    $  5,810   $  4,582   $  3,285   $    707   $     --   $  3,000   $  3,497   $  3,610   $  1,117   $     --
         417        351        291         80         --        304        364        362        141         --
    $  13.91   $  13.07   $  11.30   $   8.82   $     --   $   9.87   $   9.60   $   9.97   $   7.90   $     --
        6.4%      15.7%      28.1%     (11.8%)        --       2.9%      (3.7%)     26.2%     (21.0%)        --
        1.8%       1.0%       2.6%       5.9%         --         --       0.2%       0.2%       0.3%         --

    $    386   $    375   $     62   $     14   $     --   $     90   $     77   $     48   $     --   $     --
          25         26          5          1         --          8          7          4         --         --
    $  15.26   $  14.39   $  12.49   $   9.79   $     --   $  11.87   $  11.58   $  12.08   $   9.60   $     --
        6.0%      15.2%      27.6%      (2.1%)        --       2.4%      (4.1%)     25.8%      (4.0%)        --
        1.8%       1.4%       2.1%       6.6%         --         --       0.3%       0.3%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                   Mid Cap Core--Initial Class
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 47,318   $ 38,315   $ 24,078   $ 15,024   $  6,859
Units Outstanding..................................       3,204      2,964      2,245      1,872        734
Variable Accumulation Unit Value...................    $  14.77   $  12.92   $  10.73   $   8.03   $   9.35
Total Return.......................................       14.3%      20.5%      33.6%     (14.1%)     (6.5%)
Investment Income Ratio............................        0.6%       0.6%       0.5%       0.4%       0.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    313   $    155   $    170   $     69   $     --
Units Outstanding..................................          20         11         15          8         --
Variable Accumulation Unit Value...................    $  15.89   $  13.93   $  11.57   $   8.67   $     --
Total Return.......................................       14.1%      20.3%      33.4%     (13.3%)        --
Investment Income Ratio............................        0.7%       0.4%       0.5%       0.5%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 20,574   $ 15,820   $ 11,573   $  3,510   $    241
Units Outstanding..................................       1,348      1,182      1,040        420         25
Variable Accumulation Unit Value...................    $  15.27   $  13.39   $  11.13   $   8.35   $   9.74
Total Return.......................................       14.0%      20.3%      33.3%     (14.3%)     (2.6%)
Investment Income Ratio............................        0.6%       0.5%       0.6%       0.7%       1.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,824   $  5,835   $  4,278   $  1,240   $     --
Units Outstanding..................................         456        445        393        152         --
Variable Accumulation Unit Value...................    $  14.96   $  13.10   $  10.88   $   8.14   $     --
Total Return.......................................       14.2%      20.4%      33.5%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.5%       0.5%       1.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     27   $     24   $     45   $     10   $     --
Units Outstanding..................................           2          2          4          1         --
Variable Accumulation Unit Value...................    $  17.60   $  15.47   $  12.90   $   9.70   $     --
Total Return.......................................       13.7%      20.0%      33.0%      (3.0%)        --
Investment Income Ratio............................        0.5%       0.3%       0.6%       1.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                     MID CAP GROWTH--INITIAL CLASS                           MID CAP VALUE--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,803   $ 54,207   $ 36,546   $ 11,317   $  7,773   $ 96,022   $ 89,742   $ 65,297   $ 44,528   $ 17,502
             5,239      4,905      3,998      1,768        855      7,547      7,353      6,201      5,378      1,781
          $  12.76   $  11.05   $   9.14   $   6.40   $   9.09   $  12.72   $  12.20   $  10.53   $   8.28   $   9.83
             15.5%      20.9%      42.8%     (29.6%)     (9.1%)      4.2%      15.9%      27.2%     (15.8%)     (1.7%)
                --         --         --         --         --       0.8%       0.9%       1.1%       1.3%       1.6%

          $    470   $    292   $    198   $    142   $     55   $    715   $    807   $    678   $    549   $    109
                29         21         17         17          5         57         67         65         67         11
          $  16.26   $  14.10   $  11.68   $   8.19   $  11.65   $  12.59   $  12.10   $  10.45   $   8.23   $   9.78
             15.3%      20.7%      42.6%     (29.7%)     16.5%       4.1%      15.7%      27.0%     (15.9%)     (2.2%)
                --         --         --         --         --       0.7%       0.9%       1.0%       1.6%       2.4%

          $ 26,887   $ 22,005   $ 17,706   $  3,961   $    365   $ 43,214   $ 40,034   $ 30,861   $ 15,132   $  1,409
             2,077      1,958      1,901        606         39      3,378      3,255      2,903      1,806        141
          $  12.96   $  11.24   $   9.32   $   6.54   $   9.30   $  12.79   $  12.30   $  10.63   $   8.38   $   9.96
             15.3%      20.7%      42.5%     (29.7%)     (7.0%)      4.0%      15.7%      26.9%     (15.9%)     (0.4%)
                --         --         --         --         --       0.8%       0.9%       1.2%       2.1%       3.2%

          $  9,387   $  7,944   $  5,924   $  1,392   $     --   $ 13,991   $ 13,799   $ 11,463   $  3,414   $     --
               672        657        592        199         --      1,127      1,158      1,114        422         --
          $  13.96   $  12.09   $  10.01   $   7.01   $     --   $  12.42   $  11.92   $  10.29   $   8.09   $     --
             15.4%      20.8%      42.7%     (29.9%)        --       4.2%      15.9%      27.1%     (19.1%)        --
                --         --         --         --         --       0.8%       0.9%       1.3%       3.9%         --

          $     45   $    106   $    107   $     15   $     --   $    259   $    378   $    302   $    113   $     --
                 2          6          7          2         --         21         32         29         14         --
          $  20.06   $  17.45   $  14.50   $  10.20   $     --   $  12.42   $  11.97   $  10.37   $   8.19   $     --
             15.0%      20.4%      42.1%       2.0%         --       3.8%      15.4%      26.6%     (18.1%)        --
                --         --         --         --         --       0.6%       0.8%       1.2%       3.5%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   S&P 500 INDEX--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $463,829   $533,383   $535,415   $447,495   $647,391
Units Outstanding..................................      19,872     23,603     25,814     27,274     30,265
Variable Accumulation Unit Value...................    $  23.35   $  22.60   $  20.74   $  16.41   $  21.39
Total Return.......................................        3.3%       9.0%      26.4%     (23.3%)    (13.3%)
Investment Income Ratio............................        1.1%       1.5%       1.4%       1.2%       1.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,578   $  1,797   $  1,788   $  1,559   $  1,826
Units Outstanding..................................         179        210        227        250        224
Variable Accumulation Unit Value...................    $   8.83   $   8.56   $   7.87   $   6.23   $   8.14
Total Return.......................................        3.2%       8.8%      26.2%     (23.4%)    (13.4%)
Investment Income Ratio............................        1.1%       1.5%       1.3%       1.4%       1.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 72,357   $ 76,899   $ 70,812   $ 37,642   $ 16,799
Units Outstanding..................................       8,434      9,241      9,253      6,206      2,120
Variable Accumulation Unit Value...................    $   8.58   $   8.32   $   7.65   $   6.07   $   7.92
Total Return.......................................        3.1%       8.7%      26.2%     (23.5%)    (13.5%)
Investment Income Ratio............................        1.2%       1.5%       1.6%       1.8%       2.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 21,290   $ 21,843   $ 19,067   $  5,417   $     --
Units Outstanding..................................       1,826      1,935      1,839        660         --
Variable Accumulation Unit Value...................    $  11.66   $  11.29   $  10.37   $   8.20   $     --
Total Return.......................................        3.3%       8.9%      26.4%     (18.0%)        --
Investment Income Ratio............................        1.2%       1.6%       1.8%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    345   $    414   $    264   $     76   $     --
Units Outstanding..................................          25         31         21          8         --
Variable Accumulation Unit Value...................    $  13.82   $  13.43   $  12.39   $   9.84   $     --
Total Return.......................................        2.9%       8.5%      25.8%      (1.6%)        --
Investment Income Ratio............................        1.1%       1.6%       1.7%       8.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
              SMALL CAP GROWTH--INITIAL CLASS                          TOTAL RETURN--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 38,454   $ 45,369   $ 40,155   $ 17,889   $ 12,197   $179,431   $216,659   $233,917   $213,473   $296,704
       3,613      4,375      4,177      2,600      1,286      9,593     12,145     13,754     14,813     16,939
    $  10.64   $  10.37   $   9.61   $   6.88   $   9.48   $  18.74   $  17.84   $  17.01   $  14.41   $  17.52
        2.6%       7.9%      39.7%     (27.4%)     (5.2%)      5.0%       4.9%      18.0%     (17.7%)    (11.9%)
          --         --         --         --         --       1.4%       1.6%       1.9%       2.3%       2.5%

    $    363   $    449   $    426   $    267   $    268   $    500   $    724   $  1,895   $  1,847   $  2,444
          33         42         43         38         28         58         88        242        278        302
    $  10.89   $  10.63   $   9.86   $   7.07   $   9.76   $   8.60   $   8.20   $   7.83   $   6.64   $   8.09
        2.5%       7.7%      39.5%     (27.5%)     (2.4%)      4.9%       4.7%      17.8%     (17.8%)    (12.1%)
          --         --         --         --         --       1.3%       1.0%       1.7%       2.4%       3.1%

    $ 16,095   $ 18,573   $ 17,970   $  5,362   $    786   $ 18,186   $ 21,718   $ 21,510   $ 11,221   $  5,557
       1,527      1,804      1,879        782         83      2,210      2,767      2,868      1,762        717
    $  10.55   $  10.30   $   9.56   $   6.86   $   9.47   $   8.23   $   7.85   $   7.50   $   6.37   $   7.75
        2.4%       7.7%      39.4%     (27.6%)     (5.3%)      4.8%       4.7%      17.8%     (17.9%)    (12.1%)
          --         --         --         --         --       1.4%       1.7%       2.3%       3.6%       5.2%

    $  7,745   $  8,101   $  7,514   $  1,798   $     --   $  6,488   $  6,866   $  6,662   $  2,063   $     --
         677        726        726        243         --        573        636        647        236         --
    $  11.45   $  11.16   $  10.35   $   7.41   $     --   $  11.33   $  10.79   $  10.29   $   8.73   $     --
        2.6%       7.8%      39.7%     (25.9%)        --       5.0%       4.8%      18.0%     (12.7%)        --
          --         --         --         --         --       1.5%       1.7%       2.6%      11.3%         --

    $     78   $    130   $    126   $     14   $     --   $    308   $    351   $    305   $     12   $     --
           6         10         11          2         --         24         29         26          1         --
    $  12.68   $  12.41   $  11.55   $   8.31   $     --   $  12.74   $  12.19   $  11.67   $   9.93   $     --
        2.2%       7.4%      39.1%     (16.9%)        --       4.6%       4.4%      17.5%      (0.7%)        --
          --         --         --         --         --       1.4%       1.8%       3.1%      23.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                       VALUE--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $184,372   $205,052   $202,324   $169,824   $213,977
Units Outstanding..................................       8,804     10,255     11,104     11,706     11,482
Variable Accumulation Unit Value...................    $  20.95   $  19.99   $  18.22   $  14.51   $  18.64
Total Return.......................................        4.8%       9.7%      25.6%     (22.2%)     (1.0%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.4%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $    936   $  1,017   $  1,072   $    903   $    802
Units Outstanding..................................          77         87        101        106         73
Variable Accumulation Unit Value...................    $  12.20   $  11.66   $  10.64   $   8.49   $  10.92
Total Return.......................................        4.6%       9.6%      25.4%     (22.3%)     (1.1%)
Investment Income Ratio............................        1.1%       1.1%       1.6%       1.5%       2.2%

SERIES III POLICIES (c)
Net Assets.........................................    $ 42,103   $ 40,492   $ 36,811   $ 22,026   $ 10,836
Units Outstanding..................................       3,616      3,635      3,619      2,714      1,037
Variable Accumulation Unit Value...................    $  11.65   $  11.14   $  10.17   $   8.11   $  10.44
Total Return.......................................        4.6%       9.5%      25.4%     (22.3%)     (1.2%)
Investment Income Ratio............................        1.2%       1.2%       1.8%       2.1%       3.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 11,565   $ 11,987   $ 11,041   $  3,870   $     --
Units Outstanding..................................       1,046      1,135      1,147        505         --
Variable Accumulation Unit Value...................    $  11.06   $  10.56   $   9.63   $   7.67   $     --
Total Return.......................................        4.7%       9.7%      25.5%     (23.3%)        --
Investment Income Ratio............................        1.2%       1.2%       1.9%       6.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    179   $    234   $    230   $     50   $     --
Units Outstanding..................................          15         21         22          6         --
Variable Accumulation Unit Value...................    $  11.89   $  11.40   $  10.43   $   8.34   $     --
Total Return.......................................        4.3%       9.2%      25.0%     (16.6%)        --
Investment Income Ratio............................        1.0%       1.1%       2.0%       8.9%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                             ALGER AMERICAN                                            AMSOUTH
                         SMALL CAPITALIZATION--                                        ENHANCED
                             CLASS O SHARES                                          MARKET FUND
          ----------------------------------------------------   ----------------------------------------------------
            2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
          -----------------------------------------------------------------------------------------------------------
          $ 66,237   $ 64,616   $ 60,347   $ 44,207   $ 66,445   $     --   $     --   $     --   $     --   $     --
             5,793      6,515      6,994      7,192      7,864         --         --         --         --         --
          $  11.43   $   9.92   $   8.63   $   6.15   $   8.45   $     --   $     --   $     --   $     --   $     --
             15.3%      15.0%      40.4%     (27.3%)    (30.5%)        --         --         --         --         --
                --         --         --         --       0.1%         --         --         --         --         --

          $    430   $    442   $    418   $    417   $    514   $     --   $     --   $     --   $     --   $     --
                54         64         69         97         87         --         --         --         --         --
          $   7.99   $   6.94   $   6.05   $   4.31   $   5.94   $     --   $     --   $     --   $     --   $     --
             15.1%      14.8%      40.2%     (27.4%)    (30.6%)        --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $ 12,448   $ 12,381   $ 10,455   $  5,200   $  5,162   $     --   $  2,576   $  2,415   $  1,562   $  1,112
             1,686      1,925      1,865      1,299        936         --        288        293        239        127
          $   7.40   $   6.43   $   5.61   $   4.00   $   5.51   $     --   $   8.94   $   8.24   $   6.53   $   8.75
             15.0%      14.7%      40.1%     (27.4%)    (30.7%)        --       8.5%      26.2%      25.4%     (12.5%)
                --         --         --         --         --         --       0.9%       0.8%       0.5%       0.1%

          $  3,090   $  2,438   $  2,010   $    376   $     --   $     --   $     --   $     --   $     --   $     --
               204        185        175         46         --         --         --         --         --         --
          $  15.20   $  13.20   $  11.49   $   8.19   $     --   $     --   $     --   $     --   $     --   $     --
             15.2%      14.9%      40.3%     (18.1%)        --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $    133   $    147   $     54   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 7          9          4         --         --         --         --         --         --         --
          $  17.75   $  15.47   $  13.52   $     --   $     --   $     --   $     --   $     --   $     --   $     --
             14.7%      14.4%      35.2%         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $    415   $    133   $     --   $     --
                --         --         --         --         --         --         34         12         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $  12.23   $  11.29   $     --   $     --
                --         --         --         --         --         --       8.4%      12.9%         --         --
                --         --         --         --         --         --       1.1%       1.1%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                  AMSOUTH
                                                                               INTERNATIONAL
                                                                                EQUITY FUND
                                                       --------------------------------------------------------------
                                                          2005         2004         2003         2002         2001
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES II POLICIES (b)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES III POLICIES (c)
Net Assets.........................................    $       --   $      558   $      361   $      139   $      116
Units Outstanding..................................            --           44           36           21           14
Variable Accumulation Unit Value...................    $       --   $    12.65   $    10.16   $     6.71   $     8.16
Total Return.......................................            --        24.5%        51.3%       (17.7%)      (18.4%)
Investment Income Ratio............................            --           --         0.9%         0.3%           --

SERIES IV POLICIES (d)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES V POLICIES (e)
Net Assets.........................................    $       --   $       --   $       --   $       --   $       --
Units Outstanding..................................            --           --           --           --           --
Variable Accumulation Unit Value...................    $       --   $       --   $       --   $       --   $       --
Total Return.......................................            --           --           --           --           --
Investment Income Ratio............................            --           --           --           --           --

SERIES VI POLICIES (f)
Net Assets.........................................    $       --   $      194   $       32   $       --   $       --
Units Outstanding..................................            --           12            3           --           --
Variable Accumulation Unit Value...................    $       --   $    15.65   $    12.59   $       --   $       --
Total Return.......................................            --        24.3%        25.9%           --           --
Investment Income Ratio............................            --           --         3.1%           --           --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                      AMSOUTH                                              AMSOUTH
                                   LARGE CAP FUND                                        MID CAP FUND
          ----------------------------------------------------------------   ------------------------------------
             2005         2004         2003          2002          2001         2005         2004         2003
          -------------------------------------------------------------------------------------------------------
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $    3,896   $     3,889   $     2,526   $    1,883   $       --   $    1,695   $    1,412
                  --          460           478           385          216           --          199          189
          $       --   $     8.46   $      8.13   $      6.57   $     8.72   $       --   $     8.50   $     7.48
                  --         4.1%         23.8%        (24.7%)      (12.8%)          --        13.7%        32.0%
                  --         0.3%          0.2%          0.2%           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
          $       --   $       --   $        --   $        --   $       --   $       --   $       --   $       --
                  --           --            --            --           --           --           --           --
                  --           --            --            --           --           --           --           --

          $       --   $      561   $       134   $        --   $       --   $       --   $      272   $       86
                  --           49            12            --           --           --           20            7
          $       --   $    11.42   $     10.99   $        --   $       --   $       --   $    13.37   $    11.78
                  --         3.9%          9.9%            --           --           --        13.5%        17.8%
                  --         0.4%          0.4%            --           --           --           --           --

                  AMSOUTH
               MID CAP FUND
          -----------------------
             2002         2001
          -----------------------
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $      826   $      515
                 146           70
          $     5.66   $     7.38
              (23.2%)      (26.2%)
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --
          $       --   $       --
                  --           --
          $       --   $       --
                  --           --
                  --           --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             CALVERT
                                                                              SOCIAL
                                                                             BALANCED
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 28,572   $ 30,071   $ 27,683   $ 23,139   $ 27,380
Units Outstanding..................................       1,536      1,684      1,655      1,627      1,668
Variable Accumulation Unit Value...................    $  18.61   $  17.86   $  16.73   $  14.22   $  16.41
Total Return.......................................        4.2%       6.8%      17.7%     (13.4%)     (8.3%)
Investment Income Ratio............................        1.7%       1.7%       2.0%       2.7%       3.9%

SERIES II POLICIES (b)
Net Assets.........................................    $    155   $    157   $    125   $    111   $     98
Units Outstanding..................................          16         17         14         15         11
Variable Accumulation Unit Value...................    $   9.66   $   9.29   $   8.71   $   7.42   $   8.57
Total Return.......................................        4.0%       6.6%      17.5%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.9%       1.6%       1.8%       3.1%       3.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 10,766   $ 10,514   $  8,419   $  3,779   $  1,957
Units Outstanding..................................       1,148      1,166        995        524        235
Variable Accumulation Unit Value...................    $   9.37   $   9.02   $   8.46   $   7.21   $   8.34
Total Return.......................................        4.0%       6.5%      17.4%     (13.5%)     (8.4%)
Investment Income Ratio............................        1.8%       1.8%       2.6%       4.1%       7.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  5,075   $  4,417   $  2,279   $    352   $     --
Units Outstanding..................................         421        382        210         38         --
Variable Accumulation Unit Value...................    $  12.06   $  11.58   $  10.85   $   9.23   $     --
Total Return.......................................        4.1%       6.7%      17.6%      (7.7%)        --
Investment Income Ratio............................        1.9%       2.1%       3.5%      10.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    833   $    751   $     70   $      5   $     --
Units Outstanding..................................          64         60          6          1         --
Variable Accumulation Unit Value...................    $  13.02   $  12.55   $  11.81   $  10.08   $     --
Total Return.......................................        3.7%       6.3%      17.1%       0.8%         --
Investment Income Ratio............................        1.9%       2.7%       4.6%      24.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $  2,345   $  1,673   $    469   $     --   $     --
Units Outstanding..................................         197        146         43         --         --
Variable Accumulation Unit Value...................    $  11.92   $  11.48   $  10.80   $     --   $     --
Total Return.......................................        3.8%       6.4%       8.0%         --         --
Investment Income Ratio............................        2.1%       2.5%       7.3%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                         DREYFUS IP                                            FIDELITY(R)
                    TECHNOLOGY GROWTH--                                    VIP CONTRAFUND(R)--
                       INITIAL SHARES                                         INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 12,609   $ 16,780   $ 17,740   $  4,790   $  3,197   $346,947   $319,270   $291,995   $238,091   $279,422
       1,423      1,936      2,027        815        325     14,328     15,206     15,836     16,358     17,160
    $   8.87   $   8.67   $   8.75   $   5.88   $   9.84   $  24.21   $  21.00   $  18.44   $  14.56   $  16.28
        2.3%      (0.9%)     48.9%     (40.3%)     (1.6%)     15.3%      13.9%      26.7%     (10.6%)    (13.5%)
          --         --         --         --         --       0.3%       0.3%       0.5%       0.8%       0.8%

    $     91   $    113   $    182   $    156   $     23   $  1,588   $  1,465   $  1,321   $    981   $    883
           8         11         17         22          2        126        133        136        128        103
    $  10.79   $  10.56   $  10.67   $   7.18   $  12.03   $  12.68   $  11.02   $   9.69   $   7.66   $   8.58
        2.2%      (1.1%)     48.6%     (40.3%)     20.3%      15.1%      13.7%      26.5%     (10.7%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.4%       0.8%       0.6%

    $  6,397   $  8,362   $ 10,676   $  2,060   $    587   $ 58,804   $ 48,944   $ 41,757   $ 19,347   $  9,054
         715        952      1,201        344         58      4,831      4,625      4,484      2,627      1,097
    $   8.98   $   8.79   $   8.89   $   5.98   $  10.03   $  12.18   $  10.58   $   9.31   $   7.37   $   8.26
        2.1%      (1.1%)     48.6%     (40.4%)      0.3%      15.1%      13.6%      26.4%     (10.8%)    (13.6%)
          --         --         --         --         --       0.3%       0.3%       0.3%       0.6%       0.3%

    $  2,156   $  2,402   $  2,206   $    367   $     --   $ 18,030   $ 14,290   $ 11,685   $  3,664   $     --
         200        228        207         51         --      1,259      1,149      1,070        425         --
    $  10.79   $  10.55   $  10.65   $   7.16   $     --   $  14.33   $  12.43   $  10.93   $   8.63   $     --
        2.3%      (1.0%)     48.8%     (28.4%)        --      15.3%      13.8%      26.6%     (13.7%)        --
          --         --         --         --         --       0.3%       0.3%       0.3%         --         --

    $     45   $     29   $     32   $     --   $     --   $    732   $    526   $    398   $     53   $     --
           3          2          2         --         --         43         36         31          5         --
    $  14.24   $  13.97   $  14.17   $     --   $     --   $  16.91   $  14.73   $  12.99   $  10.30   $     --
        1.9%      (1.4%)     41.7%         --         --      14.8%      13.4%      26.1%       3.0%         --
          --         --         --         --         --       0.3%       0.3%       0.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                     VIP EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2005       2004       2003       2002       2001
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $173,409   $189,506   $179,594   $144,348   $175,541
Units Outstanding..................................     9,399     10,725     11,179     11,548     11,501
Variable Accumulation Unit Value...................  $  18.45   $  17.67   $  16.07   $  12.50   $  15.26
Total Return.......................................      4.4%      10.0%      28.5%     (18.1%)     (6.3%)
Investment Income Ratio............................      1.7%       1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $    662   $  1,372   $    877   $    626   $    529
Units Outstanding..................................        55        119         84         77         53
Variable Accumulation Unit Value...................  $  11.97   $  11.49   $  10.46   $   8.15   $   9.97
Total Return.......................................      4.2%       9.8%      28.3%     (18.2%)     (6.4%)
Investment Income Ratio............................      1.8%       1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 37,734   $ 39,178   $ 36,552   $ 20,493   $ 12,157
Units Outstanding..................................     3,203      3,465      3,548      2,552      1,237
Variable Accumulation Unit Value...................  $  11.78   $  11.31   $  10.30   $   8.03   $   9.83
Total Return.......................................      4.2%       9.8%      28.3%     (18.3%)     (6.5%)
Investment Income Ratio............................      1.7%       1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,392   $  9,223   $  8,099   $  2,204   $     --
Units Outstanding..................................       782        801        773        270         --
Variable Accumulation Unit Value...................  $  12.01   $  11.51   $  10.47   $   8.15   $     --
Total Return.......................................      4.3%       9.9%      28.5%     (18.5%)        --
Investment Income Ratio............................      1.6%       1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    694   $    651   $    370   $     72   $     --
Units Outstanding..................................        58         56         35          9         --
Variable Accumulation Unit Value...................  $  12.00   $  11.54   $  10.54   $   8.24   $     --
Total Return.......................................      3.9%       9.5%      27.9%     (17.6%)        --
Investment Income Ratio............................      1.6%       1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                     JANUS ASPEN SERIES                                     JANUS ASPEN SERIES
                         BALANCED--                                         WORLDWIDE GROWTH--
                    INSTITUTIONAL SHARES                                   INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $438,220   $501,432   $541,659   $534,854   $607,299   $189,175   $231,574   $266,039   $250,712   $385,523
      20,068     24,437     28,250     31,372     32,862     11,939     15,251     18,103     20,859     23,563
    $  21.84   $  20.52   $  19.17   $  17.05   $  18.48   $  15.85   $  15.18   $  14.70   $  12.02   $  16.36
        6.5%       7.0%      12.5%      (7.7%)     (6.0%)      4.4%       3.3%      22.3%     (26.5%)    (23.5%)
        2.2%       2.2%       2.2%       2.4%       2.7%       1.3%       1.0%       1.1%       0.9%       0.5%

    $  1,886   $  2,176   $  2,620   $  2,506   $  2,538   $    829   $    985   $  1,136   $  1,024   $  1,111
         167        205        264        283        264        123        152        181        199        159
    $  11.29   $  10.62   $   9.94   $   8.85   $   9.61   $   6.74   $   6.46   $   6.27   $   5.13   $   7.00
        6.3%       6.9%      12.3%      (7.9%)     (6.2%)      4.2%       3.2%      22.1%     (26.6%)    (23.6%)
        2.2%       2.1%       2.2%       2.5%       3.0%       1.3%       0.9%       1.0%       0.7%       0.5%

    $ 65,609   $ 74,259   $ 79,154   $ 54,824   $ 26,039   $ 14,690   $ 16,987   $ 20,011   $ 13,227   $ 11,124
       6,178      7,429      8,458      6,575      2,875      2,375      2,864      3,479      2,806      1,730
    $  10.62   $  10.00   $   9.36   $   8.34   $   9.06   $   6.18   $   5.93   $   5.75   $   4.71   $   6.43
        6.2%       6.8%      12.2%      (7.9%)     (6.1%)      4.2%       3.1%      22.0%     (26.7%)    (23.6%)
        2.2%       2.2%       2.4%       3.1%       4.0%       1.4%       1.0%       1.4%       1.0%       0.7%

    $ 19,881   $ 21,177   $ 21,004   $  8,129   $     --   $  5,713   $  6,016   $  6,275   $  2,078   $     --
       1,691      1,916      2,032        884         --        557        612        659        267         --
    $  11.76   $  11.05   $  10.33   $   9.19   $     --   $  10.25   $   9.83   $   9.52   $   7.79   $     --
        6.4%       7.0%      12.4%      (8.1%)        --       4.3%       3.3%      22.2%     (22.1%)        --
        2.3%       2.3%       2.6%       5.6%         --       1.4%       1.0%       1.3%       2.5%         --

    $    680   $    647   $    513   $     82   $     --   $    134   $    135   $     84   $     --   $     --
          56         57         48          9         --         10         11          7         --         --
    $  12.10   $  11.42   $  10.72   $   9.57   $     --   $  12.97   $  12.48   $  12.13   $   9.96   $     --
        6.0%       6.5%      12.0%      (4.3%)        --       3.9%       2.9%      21.8%      (0.4%)        --
        2.3%       2.4%       2.9%       5.1%         --       1.4%       1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                              MFS(R)
                                                                     INVESTORS TRUST SERIES--
                                                                          INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 21,375   $ 24,302   $ 24,572   $ 22,189   $ 29,963
Units Outstanding..................................       2,160      2,599      2,885      3,138      3,303
Variable Accumulation Unit Value...................    $   9.90   $   9.35   $   8.52   $   7.07   $   9.07
Total Return.......................................        5.8%       9.8%      20.5%     (22.1%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    323   $    368   $    340   $    260   $    231
Units Outstanding..................................          37         44         45         41         29
Variable Accumulation Unit Value...................    $   8.75   $   8.28   $   7.55   $   6.28   $   8.07
Total Return.......................................        5.7%       9.6%      20.3%     (22.2%)    (17.2%)
Investment Income Ratio............................        0.6%       0.6%       0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,819   $  6,024   $  5,795   $  4,309   $  4,146
Units Outstanding..................................         677        740        780        698        522
Variable Accumulation Unit Value...................    $   8.60   $   8.14   $   7.43   $   6.18   $   7.94
Total Return.......................................        5.6%       9.6%      20.2%     (22.2%)    (17.3%)
Investment Income Ratio............................        0.6%       0.6%       0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,287   $  1,319   $  1,236   $    463   $     --
Units Outstanding..................................         113        123        126         57         --
Variable Accumulation Unit Value...................    $  11.37   $  10.75   $   9.80   $   8.14   $     --
Total Return.......................................        5.8%       9.8%      20.4%     (18.6%)        --
Investment Income Ratio............................        0.6%       0.6%       0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     91   $     91   $     74   $     --   $     --
Units Outstanding..................................           6          7          6         --         --
Variable Accumulation Unit Value...................    $  14.35   $  13.62   $  12.46   $     --   $     --
Total Return.......................................        5.4%       9.3%      24.6%         --         --
Investment Income Ratio............................        0.6%       0.6%       0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                           MFS(R)                                                 MFS(R)
                          RESEARCH                                              UTILITIES
                   SERIES--INITIAL CLASS                                  SERIES--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $ 30,730   $ 34,542   $ 33,395   $ 29,511   $ 46,896   $  2,771   $  1,792   $    870   $    299   $    135
       2,867      3,422      3,779      4,107      4,857        208        155         97         45         15
    $  10.73   $  10.09   $   8.84   $   7.19   $   9.66   $  13.33   $  11.57   $   9.01   $   6.72   $   8.83
        6.3%      14.2%      23.0%     (25.6%)    (22.4%)     15.2%      28.4%      34.0%     (23.8%)    (11.7%)
        0.5%       1.1%       0.7%       0.3%         --       0.5%       1.3%       1.7%       2.4%         --

    $    246   $    298   $    307   $    270   $    376   $     19   $     23   $     16   $     10   $     --
          32         42         49         53         55          1          2          2          1         --
    $   7.59   $   7.15   $   6.27   $   5.10   $   6.87   $  15.66   $  13.61   $  10.62   $   7.93   $  10.43
        6.1%      14.1%      22.8%     (25.7%)    (22.5%)     15.0%      28.2%      33.8%     (23.9%)      4.3%
        0.5%       1.1%       0.7%       0.3%         --       0.6%       1.3%       2.1%       0.3%         --

    $  5,561   $  6,554   $  6,172   $  4,401   $  5,269   $  2,247   $  1,955   $  1,138   $    390   $    258
         767        958      1,029        900        801        180        180        134         62         31
    $   7.26   $   6.84   $   6.00   $   4.89   $   6.58   $  12.50   $  10.87   $   8.49   $   6.35   $   8.35
        6.1%      14.0%      22.7%     (25.7%)    (22.5%)     15.0%      28.1%      33.7%     (24.0%)    (16.5%)
        0.5%       1.1%       0.6%       0.3%         --       0.6%       1.4%       2.1%       3.0%         --

    $  1,131   $  1,125   $  1,035   $    357   $     --   $    147   $    132   $    104   $     41   $     --
          96        102        107         45         --          7          8          8          4         --
    $  11.76   $  11.07   $   9.69   $   7.89   $     --   $  20.16   $  17.50   $  13.64   $  10.18   $     --
        6.3%      14.2%      22.9%     (21.1%)        --      15.2%      28.3%      33.9%       1.8%         --
        0.5%       1.1%       0.6%         --         --       0.6%       1.5%       2.2%         --         --

    $     22   $     27   $      8   $     --   $     --   $     55   $     44   $     15   $     --   $     --
           2          2          1         --         --          3          3          1         --         --
    $  14.23   $  13.44   $  11.82   $   9.65   $     --   $  17.92   $  15.62   $  12.22   $     --   $     --
        5.8%      13.7%      22.5%      (3.5%)        --      14.7%      27.8%      22.2%         --         --
        0.4%       0.5%       0.2%         --         --       0.6%       1.3%         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         NEUBERGER BERMAN
                                                                           AMT MID-CAP
                                                                         GROWTH--CLASS I
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,233   $  3,795   $  4,336   $  1,673   $    464
Units Outstanding..................................         296        390        511        249         48
Variable Accumulation Unit Value...................    $  10.92   $   9.73   $   8.49   $   6.72   $   9.64
Total Return.......................................       12.2%      14.7%      26.3%     (30.3%)     (3.6%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $     43   $     59   $     69   $     26   $      1
Units Outstanding..................................           4          6          8          4         --
Variable Accumulation Unit Value...................    $  11.23   $  10.02   $   8.75   $   6.94   $   9.98
Total Return.......................................       12.0%      14.5%      26.1%     (30.4%)     (0.2%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,913   $  3,531   $  3,204   $  1,192   $    184
Units Outstanding..................................         258        350        364        171         18
Variable Accumulation Unit Value...................    $  11.28   $  10.08   $   8.81   $   6.99   $  10.05
Total Return.......................................       11.9%      14.5%      26.0%     (30.5%)      0.5%
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $    711   $    672   $    619   $    156   $     --
Units Outstanding..................................          45         48         51         16         --
Variable Accumulation Unit Value...................    $  15.71   $  14.01   $  12.22   $   9.68   $     --
Total Return.......................................       12.1%      14.6%      26.2%      (3.2%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    117   $    110   $     82   $     --   $     --
Units Outstanding..................................           8          8          7         --         --
Variable Accumulation Unit Value...................    $  15.11   $  13.53   $  11.85   $   9.42   $     --
Total Return.......................................       11.7%      14.2%      25.8%      (5.8%)        --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      Royce       Royce                        T. ROWE PRICE
    Micro-Cap   Small-Cap                          EQUITY
    Portfolio   Portfolio                     INCOME PORTFOLIO
    ---------   ---------   ----------------------------------------------------
      2005        2005        2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------
    $  1,905    $  4,337    $150,117   $144,311   $117,894   $ 89,634   $ 85,476
         159         387      10,552     10,397      9,625      9,056      7,398
    $  12.16    $  11.18    $  14.22   $  13.88   $  12.25   $   9.90   $  11.55
       21.6%       11.8%        2.5%      13.3%      23.7%     (14.3%)        --
        1.5%          --        1.6%       1.6%       1.7%       1.7%       1.6%

    $     46    $  1,261    $  1,231   $  1,478   $  1,524   $  1,044   $    902
           4         119          91        112        130        110         81
    $  12.27    $  10.56    $  13.54   $  13.24   $  11.70   $   9.47   $  11.07
       22.7%        5.6%        2.3%      13.2%      23.6%     (14.5%)        --
        1.5%          --        1.5%       1.6%       1.7%       1.7%       1.6%

    $  1,555    $  2,400    $ 54,289   $ 50,653   $ 41,615   $ 22,371   $  9,712
         133         221       4,097      3,910      3,633      2,412        895
    $  12.04    $  10.83    $  13.25   $  12.95   $  11.45   $   9.27   $  10.85
       20.4%        8.3%        2.3%      13.1%      23.5%     (14.5%)        --
        1.5%          --        1.6%       1.6%       1.8%       1.9%       1.9%

    $  2,259    $  3,127    $ 14,572   $ 13,286   $ 11,020   $  3,453   $     --
         190         284       1,236      1,154      1,084        420         --
    $  11.85    $  10.98    $  11.79   $  11.51   $  10.17   $   8.22   $     --
       18.5%        9.8%        2.4%      13.3%      23.7%     (17.8%)        --
        1.6%          --        1.6%       1.6%       1.9%       3.1%         --

    $     77    $     62    $    661   $    634   $    461   $    117   $     --
           7           6          55         54         45         14         --
    $  11.67    $  10.47    $  11.92   $  11.68   $  10.36   $   8.41   $     --
       16.7%        4.7%        2.0%      12.8%      23.2%     (15.9%)        --
        2.3%          --        1.6%       1.6%       1.9%       2.7%         --

    $    854    $  1,622    $     --   $     --   $     --   $     --   $     --
          68         148          --         --         --         --         --
    $  11.98    $  10.90    $     --   $     --   $     --   $     --   $     --
       19.8%        9.0%          --         --         --         --         --
        2.0%          --          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             VAN ECK
                                                                            WORLDWIDE
                                                                           HARD ASSETS
                                                       ----------------------------------------------------
                                                         2005       2004       2003       2002       2001
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 66,110   $ 19,773   $ 10,239   $  6,351   $  3,510
Units Outstanding..................................       2,840      1,271        805        714        378
Variable Accumulation Unit Value...................    $  23.26   $  15.55   $  12.72   $   8.89   $   9.28
Total Return.......................................       49.6%      22.3%      43.1%      (4.2%)    (11.7%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.5%       1.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,299   $    292   $    190   $     49   $     29
Units Outstanding..................................          56         19         15          6          3
Variable Accumulation Unit Value...................    $  23.01   $  15.41   $  12.62   $   8.83   $   9.24
Total Return.......................................       49.3%      22.1%      42.8%      (4.3%)    (11.8%)
Investment Income Ratio............................        0.2%       0.3%       0.3%       0.3%       3.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,056   $ 16,224   $  5,745   $  2,229   $    238
Units Outstanding..................................       2,279      1,040        449        249         25
Variable Accumulation Unit Value...................    $  23.29   $  15.61   $  12.79   $   8.96   $   9.37
Total Return.......................................       49.3%      22.0%      42.8%      (4.4%)    (11.9%)
Investment Income Ratio............................        0.2%       0.3%       0.4%       0.2%       1.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 27,352   $  7,059   $  1,461   $    326   $     --
Units Outstanding..................................       1,242        480        121         39         --
Variable Accumulation Unit Value...................    $  22.00   $  14.71   $  12.04   $   8.42   $     --
Total Return.......................................       49.5%      22.2%      43.0%     (15.8%)        --
Investment Income Ratio............................        0.2%       0.2%       0.3%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,221   $    371   $     63   $     --   $     --
Units Outstanding..................................          44         20          4         --         --
Variable Accumulation Unit Value...................    $  27.62   $  18.55   $  15.24   $     --   $     --
Total Return.......................................       48.9%      21.7%      52.4%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 20,900   $  4,069   $    348   $     --   $     --
Units Outstanding..................................         853        249         26         --         --
Variable Accumulation Unit Value...................    $  24.36   $  16.35   $  13.42   $     --   $     --
Total Return.......................................       49.0%      21.8%      34.2%         --         --
Investment Income Ratio............................        0.2%       0.1%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       Van Kampen UIF
                      Emerging Markets
                      Equity--Class I
    ----------------------------------------------------
      2005       2004       2003       2002       2001
    ----------------------------------------------------
    $ 56,637   $ 39,055   $ 33,055   $ 22,764   $ 25,016
       3,378      3,076      3,161      3,213      3,172
    $  16.76   $  12.70   $  10.46   $   7.09   $   7.89
       32.0%      21.4%      47.6%     (10.2%)     (7.7%)
        0.4%       0.7%         --         --         --

    $    570   $    164   $    697   $    109   $  5,828
          47         18         92         21      1,019
    $  12.07   $   9.15   $   7.55   $   5.12   $   5.72
       31.8%      21.2%      47.4%     (10.4%)     (7.9%)
        0.3%       0.6%         --         --         --

    $ 13,590   $  7,050   $  5,409   $  2,432   $    594
         973        663        617        408         89
    $  14.00   $  10.63   $   8.77   $   5.96   $   6.64
       31.7%      21.2%      47.3%     (10.3%)     (8.0%)
        0.4%       0.7%         --         --         --

    $  3,772   $  1,965   $  1,279   $    456   $     --
         203        139        110         58         --
    $  18.60   $  14.10   $  11.62   $   7.88   $     --
       31.9%      21.3%      47.5%     (21.2%)        --
        0.4%       0.7%         --         --         --

    $    112   $     57   $     19   $     --   $     --
           5          3          1         --         --
    $  23.75   $  18.07   $  14.95   $     --   $     --
       31.4%      20.9%      49.5%         --         --
        0.4%       0.7%         --         --         --

    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                               MainStay VP           MainStay VP                 MainStay VP                  MainStay VP
                               Balanced--           Basic Value--                   Bond--               Capital Appreciation--
                              Service Class         Service Class               Service Class                Service Class
                              -------------   -------------------------   --------------------------   --------------------------
                                  2005         2005      2004     2003     2005      2004      2003     2005      2004      2003
                              ---------------------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................    $32,603      $ 4,281   $3,119   $  821   $11,334   $ 7,474   $2,929   $ 9,595   $ 7,459   $2,760
Units Outstanding............      3,115          332      251       73     1,110       737      296       788       653      248
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.87   $12.40   $11.32   $ 10.20   $ 10.15   $ 9.91   $ 12.17   $ 11.42   $11.15
Total Return.................       4.6%         3.8%     9.6%    13.2%      0.5%      2.4%    (0.9%)     6.6%      2.5%    11.5%
Investment Income Ratio......       1.7%         0.9%     1.2%     2.7%      3.7%      4.8%    13.3%        --      0.1%     0.5%

SERIES II POLICIES (b)
Net Assets...................    $ 1,467      $    37   $   --   $   --   $   349   $     5   $   --   $    78   $     6   $   --
Units Outstanding............        136            3       --       --        35         1       --         7         1       --
Variable Accumulation Unit
 Value.......................    $ 10.41      $ 10.53   $10.00   $   --   $ 10.06   $ 10.02   $   --   $ 10.98   $ 10.31   $   --
Total Return.................       4.1%         5.3%       --       --      0.3%      0.2%       --      6.4%      3.1%       --
Investment Income Ratio......       3.0%         3.1%       --       --      7.8%     48.1%       --        --      0.8%       --

SERIES III POLICIES (c)
Net Assets...................    $19,146      $ 7,357   $6,678   $1,807   $24,637   $19,603   $6,344   $17,835   $16,081   $5,334
Units Outstanding............      1,825          576      541      160     2,427     1,936      640     1,456     1,396      474
Variable Accumulation Unit
 Value.......................    $ 10.44      $ 12.78   $12.34   $11.29   $ 10.15   $ 10.12   $ 9.91   $ 12.25   $ 11.52   $11.26
Total Return.................       4.4%         3.5%     9.3%    12.9%      0.3%      2.2%    (0.9%)     6.4%      2.2%    12.6%
Investment Income Ratio......       2.2%         0.8%     1.1%     2.9%      3.4%      4.8%    17.1%        --      0.1%     0.6%

SERIES IV POLICIES (d)
Net Assets...................    $13,881      $ 7,259   $5,699   $2,039   $23,266   $16,738   $5,867   $11,771   $10,571   $4,522
Units Outstanding............      1,320          563      461      181     2,275     1,649      592       968       926      406
Variable Accumulation Unit
 Value.......................    $ 10.45      $ 12.82   $12.37   $11.29   $ 10.19   $ 10.15   $ 9.92   $ 12.16   $ 11.41   $11.14
Total Return.................       4.5%         3.7%     9.5%    12.9%      0.4%      2.3%    (0.8%)     6.6%      2.4%    11.4%
Investment Income Ratio......       2.3%         0.8%     1.1%     2.8%      3.5%      5.0%    15.6%        --      0.1%     0.5%

SERIES V POLICIES (e)
Net Assets...................    $ 1,509      $   686   $  551   $  133   $ 2,429   $ 1,362   $  407   $   554   $   429   $   86
Units Outstanding............        144           54       45       12       242       136       41        47        38        8
Variable Accumulation Unit
 Value.......................    $ 10.46      $ 12.62   $12.22   $11.21   $ 10.02   $ 10.02   $ 9.83   $ 11.88   $ 11.20   $10.98
Total Return.................       4.6%         3.3%     9.1%    12.1%        --      1.9%    (1.7%)     6.1%      2.0%     9.8%
Investment Income Ratio......       1.8%         0.8%     1.2%     5.2%      3.7%      5.2%    14.8%        --      0.1%     1.3%

SERIES VI POLICIES (f)
Net Assets...................    $13,375      $ 4,536   $3,804   $  907   $14,340   $ 9,200   $3,343   $11,667   $ 8,794   $2,186
Units Outstanding............      1,275          353      309       80     1,415       912      338       967       774      197
Variable Accumulation Unit
 Value.......................    $ 10.43      $ 12.73   $12.32   $11.28   $ 10.11   $ 10.09   $ 9.89   $ 12.06   $ 11.36   $11.12
Total Return.................       4.3%         3.4%     9.2%    12.8%      0.1%      2.0%    (1.1%)     6.2%      2.1%    11.2%
Investment Income Ratio......       2.2%         0.8%     1.0%     2.8%      3.7%      5.2%    14.5%        --      0.1%     0.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  MAINSTAY VP                   MAINSTAY VP                  MAINSTAY VP             MAINSTAY VP
                COMMON STOCK--                 CONVERTIBLE--             DEVELOPING GROWTH--       FLOATING RATE--
                 SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS           SERVICE CLASS
          ---------------------------   ---------------------------   --------------------------   ---------------
           2005      2004      2003      2005      2004      2003      2005      2004     2003          2005
          --------------------------------------------------------------------------------------------------------
          $ 7,104   $ 4,810   $ 1,842   $13,293   $10,142   $ 3,817   $ 3,145   $ 1,949  $   637       $36,518
              539       387       162     1,105       884       347       235       161       55         3,612
          $ 13.17   $ 12.44   $ 11.40   $ 12.03   $ 11.48   $ 10.99   $ 13.34   $ 12.11  $ 11.63       $ 10.10
             5.9%      9.1%     14.0%      4.9%      4.4%      9.9%     10.2%      4.1%    16.3%          1.0%
             1.0%      1.6%      3.7%      1.5%      2.4%      8.3%        --        --       --          4.5%

          $    34   $    --   $    --   $   358   $    24   $    --   $    45   $     3  $    --       $ 4,001
                3        --        --        34         2        --         4        --       --           373
          $ 10.54   $ 10.00   $    --   $ 10.58   $ 10.11   $    --   $ 11.00   $ 10.00  $    --       $ 10.14
             5.4%        --        --      4.7%      1.1%        --     10.0%        --       --          1.4%
             2.7%        --        --      4.8%     58.1%        --        --        --       --          4.9%

          $12,796   $10,274   $ 3,094   $25,860   $23,424   $ 7,798   $ 6,081   $ 4,769  $ 1,458       $13,041
              981       832       273     2,151     2,039       707       465       400      127         1,272
          $ 13.04   $ 12.34   $ 11.34   $ 12.02   $ 11.49   $ 11.03   $ 13.11   $ 11.92  $ 11.47       $ 10.08
             5.7%      8.9%     13.4%      4.7%      4.2%     10.3%     10.0%      3.9%    14.7%          0.8%
             0.9%      1.7%      4.1%      1.4%      2.5%      9.0%        --        --       --          4.7%

          $14,034   $10,070   $ 3,340   $25,647   $20,014   $ 7,040   $ 5,606   $ 4,310  $ 1,358       $10,796
            1,063       810       293     2,141     1,754       644       421       357      117         1,052
          $ 13.15   $ 12.43   $ 11.40   $ 11.96   $ 11.41   $ 10.94   $ 13.31   $ 12.09  $ 11.62       $ 10.09
             5.8%      9.0%     14.0%      4.8%      4.3%      9.4%     10.1%      4.1%    16.2%          0.9%
             0.9%      1.7%      3.4%      1.5%      2.5%      8.5%        --        --       --          4.8%

          $   309   $   213   $    38   $ 1,608   $ 1,466   $   533   $   232   $   170  $    64       $ 1,686
               24        17         3       136       129        49        18        14        6           164
          $ 12.96   $ 12.29   $ 11.32   $ 11.84   $ 11.34   $ 10.91   $ 12.97   $ 11.83  $ 11.41       $ 10.25
             5.4%      8.6%     13.2%      4.4%      3.9%      9.1%      9.7%      3.6%    14.1%          2.5%
             0.9%      1.6%      2.4%      1.4%      2.4%      9.5%        --        --       --          4.7%

          $ 7,321   $ 5,161   $ 1,484   $16,730   $12,642   $ 3,430   $ 3,248   $ 2,228  $   721       $11,829
              561       417       130     1,418     1,120       316       242       182       61         1,145
          $ 13.05   $ 12.37   $ 11.38   $ 11.79   $ 11.28   $ 10.85   $ 13.40   $ 12.21  $ 11.77       $ 10.13
             5.5%      8.7%     13.8%      4.5%      4.0%      8.5%      9.8%      3.7%    17.7%          1.3%
             1.0%      1.8%      3.4%      1.5%      2.8%      9.2%        --        --       --          4.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                                GOVERNMENT--             HIGH YIELD CORPORATE BOND--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  8,799   $  6,080   $  2,651   $ 50,262   $ 33,434   $ 10,501
Units Outstanding..................................         881        614        272      3,920      2,643        920
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.75   $  12.81   $  12.65   $  11.41
Total Return.......................................        0.7%       1.6%      (2.5%)      1.2%      10.9%      14.1%
Investment Income Ratio............................        3.6%       5.6%      14.3%       6.8%      10.1%      26.0%

SERIES II POLICIES (b)
Net Assets.........................................    $    316   $      5   $     --   $  2,500   $     64   $     --
Units Outstanding..................................          30         --         --        242          6         --
Variable Accumulation Unit Value...................    $  10.06   $  10.01   $     --   $  10.29   $  10.18   $     --
Total Return.......................................        0.5%       0.1%         --       1.1%       1.8%         --
Investment Income Ratio............................        6.8%      86.3%         --      12.6%      87.4%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 16,243   $ 12,875   $  4,087   $117,498   $ 94,871   $ 28,302
Units Outstanding..................................       1,645      1,310        422      9,264      7,556      2,495
Variable Accumulation Unit Value...................    $   9.88   $   9.83   $   9.69   $  12.69   $  12.56   $  11.35
Total Return.......................................        0.5%       1.4%      (3.1%)      1.0%      10.7%      13.5%
Investment Income Ratio............................        3.3%       5.7%      18.2%       6.4%      10.2%      30.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,766   $ 11,256   $  4,147   $103,496   $ 76,786   $ 25,512
Units Outstanding..................................       1,481      1,136        425      8,052      6,041      2,224
Variable Accumulation Unit Value...................    $   9.97   $   9.91   $   9.76   $  12.86   $  12.71   $  11.47
Total Return.......................................        0.6%       1.6%      (2.4%)      1.2%      10.8%      14.7%
Investment Income Ratio............................        3.4%       5.6%      16.5%       6.4%      10.0%      26.4%

SERIES V POLICIES (e)
Net Assets.........................................    $  1,257   $    706   $    421   $ 11,657   $  8,737   $  2,901
Units Outstanding..................................         127         72         43        922        697        255
Variable Accumulation Unit Value...................    $   9.87   $   9.85   $   9.74   $  12.64   $  12.54   $  11.36
Total Return.......................................        0.2%       1.2%      (2.6%)      0.8%      10.4%      13.6%
Investment Income Ratio............................        3.8%       5.1%      14.0%       6.5%      10.2%      27.0%

SERIES VI POLICIES (f)
Net Assets.........................................    $  8,125   $  4,800   $  1,800   $ 64,705   $ 39,920   $  9,211
Units Outstanding..................................         818        487        185      5,086      3,173        809
Variable Accumulation Unit Value...................    $   9.88   $   9.85   $   9.73   $  12.69   $  12.58   $  11.39
Total Return.......................................        0.3%       1.3%      (2.7%)      0.9%      10.5%      13.9%
Investment Income Ratio............................        3.8%       5.6%      16.2%       7.2%      11.7%      29.6%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
          Income & Growth--              International Equity--             LARGE CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $  3,830   $  2,450   $    503   $ 12,520   $  5,975   $  1,340   $  3,045   $  2,041   $    820
         302        200         45        869        441        114        278        191         74
    $  12.64   $  12.27   $  11.07   $  14.39   $  13.55   $  11.74   $  10.96   $  10.67   $  11.11
        3.0%      10.8%      10.7%       6.3%      15.4%      17.4%       2.7%      (3.9%)     11.1%
        1.2%       2.8%       5.6%       2.0%       1.3%       6.9%         --       0.1%       0.4%

    $    311   $     13   $     --   $    626   $      8   $     --   $     72   $     --   $     --
          30          1         --         56          1         --          6         --         --
    $  10.43   $  10.14   $     --   $  10.82   $  10.19   $     --   $  11.32   $  10.00   $     --
        2.9%       1.4%         --       6.1%       1.9%         --      13.2%         --         --
        1.6%      63.6%         --       4.1%      10.9%         --         --         --         --

    $  8,051   $  5,324   $  1,437   $ 26,887   $ 16,793   $  2,933   $  6,797   $  6,358   $  2,737
         622        423        126      1,907      1,262        254        624        598        247
    $  12.94   $  12.59   $  11.38   $  14.11   $  13.30   $  11.55   $  10.89   $  10.63   $  11.08
        2.8%      10.6%      13.8%       6.0%      15.2%      15.5%       2.5%      (4.1%)     10.8%
        1.2%       2.6%       6.1%       1.8%       1.4%       8.0%         --         --       0.4%

    $  7,628   $  5,136   $  1,389   $ 26,069   $ 13,748   $  2,849   $  5,526   $  5,116   $  2,233
         590        410        123      1,829      1,027        246        505        480        201
    $  12.91   $  12.53   $  11.32   $  14.21   $  13.38   $  11.60   $  10.93   $  10.65   $  11.09
        3.0%      10.8%      13.2%       6.2%      15.4%      16.0%       2.6%      (4.0%)     10.9%
        1.1%       2.5%       5.3%       2.0%       1.3%       6.6%         --         --       0.3%

    $    553   $    292   $     24   $  1,609   $    684   $     78   $    453   $    272   $     60
          44         24          2        117         53          7         43         26          6
    $  12.67   $  12.35   $  11.19   $  13.71   $  12.96   $  11.28   $  10.53   $  10.30   $  10.77
        2.6%      10.3%      11.9%       5.8%      14.9%      12.8%       2.2%      (4.3%)      7.7%
        1.3%       3.0%       4.4%       2.2%       1.5%      11.7%         --       0.1%       0.5%

    $  6,954   $  3,499   $    600   $ 17,356   $  7,562   $  1,381   $  3,647   $  2,723   $  1,265
         546        282         53      1,251        578        121        337        257        114
    $  12.73   $  12.40   $  11.23   $  13.85   $  13.08   $  11.37   $  10.84   $  10.59   $  11.06
        2.7%      10.4%      12.3%       5.9%      15.0%      13.7%       2.3%      (4.2%)     10.6%
        1.3%       3.2%       5.3%       2.1%       1.5%       7.6%         --       0.1%       0.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MAINSTAY VP                      MAINSTAY VP
                                                               MID CAP CORE--                  MID CAP GROWTH--
                                                               SERVICE CLASS                    SERVICE CLASS
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,966   $  5,876   $  1,477   $ 18,597   $  9,510   $  2,376
Units Outstanding..................................         740        414        125      1,104        653        197
Variable Accumulation Unit Value...................    $  16.17   $  14.19   $  11.80   $  16.77   $  14.56   $  12.07
Total Return.......................................       14.0%      20.2%      18.0%      15.2%      20.6%      20.7%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $    349   $     11   $     --   $    598   $      5   $     --
Units Outstanding..................................          28          1         --         51          1         --
Variable Accumulation Unit Value...................    $  11.60   $  10.19   $     --   $  11.78   $  10.24   $     --
Total Return.......................................       13.8%       1.9%         --      15.0%       2.4%         --
Investment Income Ratio............................        1.1%       3.1%         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,987   $ 13,092   $  2,774   $ 33,555   $ 21,257   $  5,125
Units Outstanding..................................       1,375        931        237      2,054      1,494        434
Variable Accumulation Unit Value...................    $  15.99   $  14.06   $  11.72   $  16.35   $  14.23   $  11.82
Total Return.......................................       13.7%      20.0%      17.2%      15.0%      20.4%      18.2%
Investment Income Ratio............................        0.4%       0.5%       1.4%         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 19,680   $ 10,128   $  2,677   $ 30,962   $ 17,454   $  5,111
Units Outstanding..................................       1,220        719        228      1,884      1,224        432
Variable Accumulation Unit Value...................    $  16.05   $  14.09   $  11.73   $  16.42   $  14.26   $  11.83
Total Return.......................................       13.9%      20.1%      17.3%      15.1%      20.5%      18.3%
Investment Income Ratio............................        0.5%       0.5%       1.2%         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,543   $    656   $    183   $  1,475   $    854   $    186
Units Outstanding..................................          96         47         16         92         61         16
Variable Accumulation Unit Value...................    $  15.99   $  14.09   $  11.78   $  15.98   $  13.94   $  11.61
Total Return.......................................       13.5%      19.7%      17.8%      14.7%      20.1%      16.1%
Investment Income Ratio............................        0.5%       0.5%       3.0%         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 18,737   $  7,802   $  1,319   $ 24,736   $ 11,705   $  2,941
Units Outstanding..................................       1,183        560        113      1,485        808        244
Variable Accumulation Unit Value...................    $  15.83   $  13.94   $  11.64   $  16.62   $  14.48   $  12.05
Total Return.......................................       13.6%      19.8%      16.4%      14.8%      20.2%      20.5%
Investment Income Ratio............................        0.5%       0.6%       1.4%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

             MainStay VP                      MainStay VP                      MAINSTAY VP
           Mid Cap Value--                  S&P 500 Index--                 SMALL CAP GROWTH--
            Service Class                    Service Class                    SERVICE CLASS
    ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003       2005       2004       2003       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $ 18,099   $  9,220   $  2,399   $ 32,438   $ 20,964   $  6,828   $ 12,419   $  7,815   $  2,355
       1,298        688        207      2,570      1,713        606        921        593        192
    $  13.94   $  13.41   $  11.60   $  12.61   $  12.24   $  11.26   $  13.48   $  13.17   $  12.24
        4.0%      15.6%      16.0%       3.0%       8.7%      12.6%       2.4%       7.6%      22.4%
        0.7%       1.1%       3.4%       1.2%       2.1%       4.6%         --         --         --

    $    522   $     34   $     --   $    621   $     16   $     --   $    215   $      6   $     --
          49          3         --         61          2         --         20          1         --
    $  10.69   $  10.29   $     --   $  10.55   $  10.25   $     --   $  10.53   $  10.30   $     --
        3.8%       2.9%         --       2.9%       2.5%         --       2.2%       3.0%         --
        1.1%       7.1%         --       2.8%      17.1%         --         --         --         --

    $ 41,554   $ 25,830   $  6,443   $ 63,957   $ 51,775   $ 13,604   $ 20,401   $ 16,734   $  4,735
       2,962      1,910        550      5,119      4,261      1,215      1,509      1,265        384
    $  14.03   $  13.52   $  11.72   $  12.49   $  12.15   $  11.20   $  13.52   $  13.23   $  12.32
        3.8%      15.4%      17.2%       2.8%       8.5%      12.0%       2.2%       7.4%      23.2%
        0.7%       1.0%       3.8%       1.1%       2.1%       5.6%         --         --         --

    $ 38,107   $ 21,168   $  5,125   $ 51,108   $ 38,290   $ 11,688   $ 20,161   $ 14,487   $  4,235
       2,741      1,580        442      4,057      3,132      1,038      1,524      1,122        353
    $  13.92   $  13.40   $  11.59   $  12.59   $  12.23   $  11.26   $  13.21   $  12.91   $  12.01
        3.9%      15.6%      15.9%       3.0%       8.6%      12.6%       2.3%       7.6%      20.1%
        0.7%       1.1%       3.5%       1.2%       2.1%       4.6%         --         --         --

    $  1,915   $    833   $    122   $  4,000   $  2,782   $  1,344   $    986   $    635   $     93
         140         63         11        321        229        120         77         51          8
    $  13.71   $  13.25   $  11.51   $  12.48   $  12.16   $  11.24   $  12.78   $  12.54   $  11.71
        3.5%      15.1%      15.1%       2.6%       8.2%      12.4%       1.9%       7.1%      17.1%
        0.8%       1.2%       4.3%       1.2%       1.8%       5.1%         --         --         --

    $ 26,504   $ 14,398   $  2,519   $ 31,482   $ 18,986   $  4,649   $ 13,093   $  9,643   $  2,201
       1,915      1,080        218      2,514      1,560        414        980        736        180
    $  13.81   $  13.33   $  11.57   $  12.50   $  12.17   $  11.24   $  13.36   $  13.10   $  12.21
        3.6%      15.2%      15.7%       2.7%       8.3%      12.4%       2.0%       7.2%      22.1%
        0.7%       1.3%       3.8%       1.3%       2.2%       5.0%         --         --         --

              MAINSTAY VP
             TOTAL RETURN--
             SERVICE CLASS
     ------------------------------
       2005       2004       2003
     ------------------------------
     $  7,820   $  5,622   $  1,835
          665        501        171
     $  11.76   $  11.23   $  10.73
         4.7%       4.6%       7.3%
         1.5%       2.2%       6.8%
     $     14   $      1   $     --
            1         --         --
     $  10.57   $  10.11   $     --
         4.5%       1.1%         --
         2.2%         --         --
     $ 16,290   $ 13,524   $  4,276
        1,394      1,209        399
     $  11.69   $  11.19   $  10.71
         4.5%       4.4%       7.1%
         1.4%       2.1%       8.3%
     $ 10,004   $  8,502   $  3,248
          842        749        299
     $  11.88   $  11.35   $  10.86
         4.7%       4.6%       8.6%
         1.4%       2.1%       7.6%
     $    636   $    487   $    159
           55         44         15
     $  11.48   $  11.01   $  10.57
         4.3%       4.2%       5.7%
         1.5%       2.2%      10.4%
     $  8,131   $  6,070   $  2,168
          706        552        205
     $  11.49   $  11.01   $  10.56
         4.4%       4.3%       5.6%
         1.5%       2.1%       7.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                MainStay VP                 Alger American Small
                                                                  Value--                     Capitalization--
                                                               Service Class                   Class S Shares
                                                       ------------------------------   -----------------------------
                                                         2005       2004       2003       2005       2004      2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 11,722   $  8,003   $  2,572   $  5,850   $  2,923  $    671
Units Outstanding..................................         888        633        223        364        210        55
Variable Accumulation Unit Value...................    $  13.21   $  12.64   $  11.55   $  16.04   $  13.95  $  12.16
Total Return.......................................        4.5%       9.5%      15.5%      15.0%      14.7%     21.6%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES II POLICIES (b)
Net Assets.........................................    $    191   $      6   $     --   $    130   $      7  $     --
Units Outstanding..................................          18          1         --         11          1        --
Variable Accumulation Unit Value...................    $  10.65   $  10.21   $     --   $  11.95   $  10.41  $     --
Total Return.......................................        4.3%       2.1%         --      14.8%       4.1%        --
Investment Income Ratio............................        2.8%      15.5%         --         --         --        --

SERIES III POLICIES (c)
Net Assets.........................................    $ 24,079   $ 19,389   $  5,058   $  9,680   $  6,286  $  1,576
Units Outstanding..................................       1,841      1,546        440        609        452       130
Variable Accumulation Unit Value...................    $  13.08   $  12.54   $  11.48   $  15.95   $  13.90  $  12.15
Total Return.......................................        4.3%       9.2%      14.8%      14.7%      14.4%     21.5%
Investment Income Ratio............................        1.1%       1.4%       6.3%         --         --        --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 18,870   $ 14,111   $  4,598   $ 10,949   $  5,993  $  1,594
Units Outstanding..................................       1,409      1,101        392        685        432       132
Variable Accumulation Unit Value...................    $  13.39   $  12.82   $  11.72   $  15.95   $  13.88  $  12.11
Total Return.......................................        4.4%       9.4%      17.2%      14.9%      14.6%     21.1%
Investment Income Ratio............................        1.2%       1.4%       5.3%         --         --        --

SERIES V POLICIES (e)
Net Assets.........................................    $    729   $    544   $    160   $    457   $    241  $     22
Units Outstanding..................................          56         43         14         29         18         2
Variable Accumulation Unit Value...................    $  13.02   $  12.51   $  11.48   $  15.63   $  13.65  $  11.96
Total Return.......................................        4.0%       9.0%      14.8%      14.5%      14.2%     19.6%
Investment Income Ratio............................        1.2%       1.3%       7.5%         --         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 14,138   $  8,534   $  2,127   $  5,548   $  2,848  $    495
Units Outstanding..................................       1,074        679        185        348        205        41
Variable Accumulation Unit Value...................    $  13.09   $  12.57   $  11.52   $  15.90   $  13.88  $  12.15
Total Return.......................................        4.1%       9.1%      15.2%      14.6%      14.3%     21.5%
Investment Income Ratio............................        1.3%       1.5%       5.9%         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

    Colonial Small Cap
        VALUE FUND,                DREYFUS IP                  FIDELITY(R) VIP                FIDELITY(R) VIP
     VARIABLE SERIES--        TECHNOLOGY GROWTH--              CONTRAFUND(R)--                EQUITY-INCOME--
          CLASS B                SERVICE SHARES                SERVICE CLASS 2                SERVICE CLASS 2
    -------------------  ------------------------------  ----------------------------  -----------------------------
      2005       2004      2005       2004       2003      2005      2004      2003      2005       2004      2003
    ----------------------------------------------------------------------------------------------------------------
    $  7,798   $    521  $  4,703   $  3,225   $  1,226  $ 27,416  $ 12,675  $  3,715  $ 17,710   $ 10,243  $  2,888
         704         49       396        277        104     1,792       955       318     1,344        810       251
    $  11.03   $  10.61  $  11.87   $  11.63   $  11.77  $  15.27  $  13.27  $  11.69  $  13.16   $  12.64  $  11.53
        4.0%       6.1%      2.0%      (1.2%)     17.7%     15.0%     13.6%     16.9%      4.1%       9.7%     15.3%
          --       5.0%        --         --         --      0.1%      0.1%        --      1.1%       0.8%        --

    $    274   $      7  $     61   $     --   $     --  $  1,179  $     30  $     --  $    661   $     10  $     --
          24          1         6         --         --        98         3        --        63          1        --
    $  10.66   $  10.26  $  11.00   $  10.00   $     --  $  11.79  $  10.26  $     --  $  10.56   $  10.16  $     --
        3.9%       2.6%     10.0%         --         --     14.9%      2.6%        --      4.0%       1.6%        --
          --       2.4%        --         --         --        --        --        --        --         --        --

    $  4,868   $    304  $  6,985   $  7,184   $  2,883  $ 48,984  $ 29,756  $  7,143  $ 32,146   $ 23,055  $  5,733
         445         29       596        624        247     3,248     2,266       616     2,483      1,852       504
    $  10.97   $  10.57  $  11.73   $  11.52   $  11.67  $  15.08  $  13.13  $  11.59  $  12.94   $  12.45  $  11.37
        3.8%       5.7%      1.8%      (1.4%)     16.7%     14.8%     13.3%     15.9%      3.9%       9.5%     13.7%
          --       5.7%        --         --         --      0.1%      0.1%        --      1.3%       0.8%        --

    $  5,433   $    431  $  7,047   $  5,905   $  2,684  $ 55,871  $ 26,881  $  5,521  $ 30,273   $ 19,399  $  4,827
         495         41       597        512        230     3,612     2,004       467     2,307      1,542       421
    $  10.96   $  10.54  $  11.77   $  11.54   $  11.68  $  15.42  $  13.41  $  11.82  $  13.09   $  12.58  $  11.48
        4.0%       5.4%      2.0%      (1.2%)     16.8%     15.0%     13.5%     18.2%      4.1%       9.6%     14.8%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $    250   $     --  $    263   $    208   $    100  $  4,332  $  1,800  $    316  $  3,530   $  2,305  $    823
          23         --        23         18          9       292       139        28       270        183        71
    $  10.90   $  10.00  $  11.64   $  11.45   $  11.64  $  14.86  $  12.97  $  11.48  $  13.06   $  12.60  $  11.54
        9.0%         --      1.6%      (1.6%)     16.4%     14.5%     13.0%     14.8%      3.6%       9.2%     15.4%
          --         --        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

    $  3,044   $    286  $  3,105   $  2,927   $  1,302  $ 34,138  $ 15,263  $  2,520  $ 21,893   $ 14,146  $  2,977
         273         27       264        255        112     2,284     1,174       219     1,679      1,131       260
    $  10.92   $  10.54  $  11.67   $  11.48   $  11.65  $  14.91  $  13.00  $  11.49  $  12.98   $  12.51  $  11.44
        3.6%       5.4%      1.7%      (1.5%)     16.5%     14.6%     13.2%     14.9%      3.7%       9.3%     14.4%
          --       5.6%        --         --         --      0.1%      0.1%        --      1.2%       0.8%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                              FIDELITY(R) VIP                JANUS ASPEN SERIES
                                                                 MID CAP--                       BALANCED--
                                                              SERVICE CLASS 2                  SERVICE SHARES
                                                       ------------------------------  ------------------------------
                                                         2005       2004       2003      2005       2004       2003
                                                       --------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 57,754   $ 28,222   $  2,237  $ 14,526   $ 10,378   $  4,308
Units Outstanding..................................       3,580      2,037        199     1,217        924        410
Variable Accumulation Unit Value...................    $  16.12   $  13.85   $  11.27  $  11.92   $  11.23   $  10.52
Total Return.......................................       16.4%      22.9%      12.7%      6.2%       6.8%       5.2%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    568   $     88   $      1  $    568   $      9   $     --
Units Outstanding..................................          39          7         --        55          1         --
Variable Accumulation Unit Value...................    $  14.50   $  12.48   $  10.17  $  10.84   $  10.23   $     --
Total Return.......................................       16.2%      22.7%       1.7%      6.0%       2.3%         --
Investment Income Ratio............................          --         --         --      3.1%      28.9%         --

SERIES III POLICIES (c)
Net Assets.........................................    $ 38,491   $ 21,172   $  1,207  $ 25,740   $ 21,340   $  8,228
Units Outstanding..................................       2,411      1,537        107     2,157      1,895        779
Variable Accumulation Unit Value...................    $  16.00   $  13.78   $  11.23  $  11.93   $  11.26   $  10.57
Total Return.......................................       16.1%      22.7%      12.3%      6.0%       6.6%       5.7%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       4.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 30,428   $ 14,301   $  1,082  $ 27,775   $ 20,968   $  7,590
Units Outstanding..................................       1,867      1,020         95     2,327      1,869        722
Variable Accumulation Unit Value...................    $  16.31   $  14.02   $  11.41  $  11.91   $  11.22   $  10.51
Total Return.......................................       16.3%      22.9%      14.1%      6.1%       6.7%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.6%

SERIES V POLICIES (e)
Net Assets.........................................    $  2,205   $  1,071   $     39  $  2,226   $  1,132   $    441
Units Outstanding..................................         144         81          4       189        101         42
Variable Accumulation Unit Value...................    $  15.27   $  13.18   $  10.77  $  11.80   $  11.16   $  10.50
Total Return.......................................       15.8%      22.4%       7.7%      5.7%       6.3%       5.0%
Investment Income Ratio............................          --         --         --      2.4%       2.7%       3.4%

SERIES VI POLICIES (f)
Net Assets.........................................    $ 21,051   $  9,297   $    499  $ 14,847   $ 11,228   $  4,069
Units Outstanding..................................       1,289        664         44     1,254      1,004        387
Variable Accumulation Unit Value...................    $  16.23   $  14.00   $  11.43  $  11.83   $  11.18   $  10.51
Total Return.......................................       16.0%      22.5%      14.3%      5.8%       6.4%       5.1%
Investment Income Ratio............................          --         --         --      2.2%       2.8%       3.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

          Janus Aspen Series               MFS(R) INVESTORS                      MFS(R)                           MFS(R)
          WORLDWIDE GROWTH--                TRUST SERIES--                 RESEARCH SERIES--                UTILITIES SERIES--
            SERVICE SHARES                  SERVICE CLASS                    SERVICE CLASS                    SERVICE CLASS
    ------------------------------  ------------------------------   ------------------------------   ------------------------------
      2005       2004       2003      2005       2004       2003       2005       2004       2003       2005       2004       2003
    --------------------------------------------------------------------------------------------------------------------------------
    $  5,145   $  3,533   $  1,398  $  1,151   $    833   $    135   $  1,486   $    930   $    382   $ 69,366   $ 15,141   $      3
         416        297        121        92         70         12        112         74         35      4,346      1,092         --
    $  12.37   $  11.88   $  11.53  $  12.56   $  11.91   $  10.86   $  13.33   $  12.56   $  11.02   $  15.94   $  13.86   $  10.83
        4.1%       3.1%      15.3%      5.5%       9.6%       8.6%       6.1%      14.0%      10.2%      15.0%      28.0%       8.3%
        1.3%       1.1%       0.9%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%         --         --

    $     85   $     --   $     --  $      1   $     --   $     --   $     55   $     --   $     --   $  1,822   $    154   $     --
          11         --         --        --         --         --          5         --         --        127         12         --
    $  10.43   $  10.00   $     --  $  10.73   $  10.00   $     --   $  10.77   $  10.00   $     --   $  14.29   $  12.45   $     --
        4.3%         --         --      7.3%         --         --       7.7%         --         --      14.8%      24.5%         --
        2.3%         --         --        --         --         --       0.1%         --         --       0.3%         --         --

    $  8,306   $  7,463   $  2,542  $  1,404   $    874   $    314   $  2,038   $  1,616   $    637   $ 44,612   $ 11,129   $     80
         679        634        222       111         73         29        155        130         58      2,684        763          7
    $  12.23   $  11.78   $  11.45  $  12.60   $  11.96   $  10.94   $  13.18   $  12.45   $  10.95   $  16.73   $  14.58   $  11.41
        3.9%       2.9%      14.5%      5.3%       9.4%       9.4%       5.9%      13.7%       9.5%      14.7%      27.8%      14.1%
        1.2%       1.1%       1.0%      0.3%       0.4%         --       0.3%       0.8%         --       0.4%       0.1%         --

    $  7,855   $  6,067   $  2,226  $  1,769   $  1,095   $    469   $  2,182   $  1,604   $    460   $ 34,325   $  6,513   $     63
         640        515        195       140         91         43        168        131         43      2,044        444          5
    $  12.27   $  11.79   $  11.44  $  12.68   $  12.02   $  10.97   $  12.99   $  12.25   $  10.75   $  16.85   $  14.67   $  11.46
        4.1%       3.0%      14.4%      5.5%       9.5%       9.7%       6.0%      13.9%       7.5%      14.9%      28.0%      14.6%
        1.3%       1.1%       0.9%      0.3%       0.4%         --       0.3%       0.7%         --       0.4%       0.1%         --

    $    436   $    380   $     22  $    107   $     39   $     13   $     44   $     26   $     15   $  2,110   $    417   $     11
          36         33          2         9          3          1          3          2          1        126         28          1
    $  12.03   $  11.61   $  11.31  $  12.52   $  11.91   $  10.92   $  13.24   $  12.54   $  11.05   $  16.78   $  14.66   $  11.50
        3.6%       2.6%      13.1%      5.1%       9.1%       9.2%       5.6%      13.4%      10.5%      14.4%      27.5%      15.0%
        1.2%       1.4%       1.2%      0.3%       0.3%         --       0.3%       0.8%         --       0.4%       0.2%         --

    $  4,001   $  2,880   $    983  $  1,015   $    783   $    187   $  1,715   $    856   $    279   $ 34,143   $  6,561   $      1
         334        250         88        81         66         17        128         68         25      2,042        451         --
    $  11.97   $  11.54   $  11.23  $  12.49   $  11.88   $  10.88   $  13.36   $  12.64   $  11.13   $  16.65   $  14.54   $  11.39
        3.7%       2.7%      12.3%      5.2%       9.2%       8.8%       5.7%      13.6%      11.3%      14.6%      27.6%      13.9%
        1.3%       1.2%       0.9%      0.3%       0.3%         --       0.3%       0.7%         --       0.4%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                            NEUBERGER BERMAN AMT                T. ROWE PRICE
                                                              MID-CAP GROWTH--                  EQUITY INCOME
                                                                  CLASS S                       PORTFOLIO--II
                                                       ------------------------------   ------------------------------
                                                         2005       2004       2003       2005       2004       2003
                                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,298   $  1,365   $      6   $ 18,925   $  9,680   $  2,506
Units Outstanding..................................         236        109          1      1,460        765        224
Variable Accumulation Unit Value...................    $  13.96   $  12.48   $  10.91   $  12.94   $  12.66   $  11.20
Total Return.......................................       11.9%      14.4%       9.1%       2.2%      13.0%      12.0%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.1%

SERIES II POLICIES (b)
Net Assets.........................................    $     29   $      2   $     --   $    903   $     16   $     --
Units Outstanding..................................           3         --         --         84          2         --
Variable Accumulation Unit Value...................    $  11.92   $  10.67   $     --   $  10.55   $  10.33   $     --
Total Return.......................................       11.7%       6.7%         --       2.1%       3.3%         --
Investment Income Ratio............................          --         --         --       1.9%       4.8%         --

SERIES III POLICIES (c)
Net Assets.........................................    $  2,766   $  1,635   $    105   $ 38,632   $ 26,791   $  5,783
Units Outstanding..................................         199        130         10      3,006      2,128        518
Variable Accumulation Unit Value...................    $  14.00   $  12.54   $  10.98   $  12.85   $  12.59   $  11.16
Total Return.......................................       11.6%      14.2%       9.8%       2.1%      12.8%      11.6%
Investment Income Ratio............................          --         --         --       1.4%       1.6%       2.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,083   $  1,505   $    269   $ 45,332   $ 24,618   $  5,370
Units Outstanding..................................         213        116         24      3,492      1,941        478
Variable Accumulation Unit Value...................    $  14.47   $  12.95   $  11.32   $  12.96   $  12.68   $  11.23
Total Return.......................................       11.8%      14.4%      13.2%       2.2%      13.0%      12.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.3%

SERIES V POLICIES (e)
Net Assets.........................................    $    356   $    307   $     82   $  4,636   $  2,966   $    933
Units Outstanding..................................          25         24          7        364        237         84
Variable Accumulation Unit Value...................    $  14.11   $  12.67   $  11.12   $  12.75   $  12.53   $  11.13
Total Return.......................................       11.4%      13.9%      11.2%       1.8%      12.5%      11.3%
Investment Income Ratio............................          --         --         --       1.5%       1.6%       2.5%

SERIES VI POLICIES (f)
Net Assets.........................................    $  1,887   $    970   $     56   $ 29,037   $ 15,499   $  3,257
Units Outstanding..................................         133         76          5      2,261      1,233        292
Variable Accumulation Unit Value...................    $  14.15   $  12.69   $  11.13   $  12.81   $  12.57   $  11.16
Total Return.......................................       11.5%      14.0%      11.3%       1.9%      12.6%      11.6%
Investment Income Ratio............................          --         --         --       1.5%       1.7%       2.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

           Van Kampen UIF               Victory VIF
      Emerging Markets Equity--     Diversified Stock--
              Class II                Class A Shares
    -----------------------------   -------------------
      2005      2004       2003       2005       2004
    ---------------------------------------------------
    $  6,717  $  2,225   $    424   $  5,802   $  2,061
         304       134         31        483        184
    $  21.93  $  16.63   $  13.71   $  12.00   $  11.19
       31.9%     21.3%      37.1%       7.2%      11.9%
        0.4%      0.7%         --       0.1%       1.6%

    $    183  $      1   $     --   $    136   $     --
          13        --         --         13         --
    $  14.06  $  10.67   $     --   $  10.67   $  10.00
       31.7%      6.7%         --       6.7%         --
        0.4%        --         --         --         --

    $ 11,562  $  4,867   $  1,422   $  2,706   $  1,176
         555       305        108        228        106
    $  21.04  $  15.98   $  13.20   $  11.85   $  11.08
       31.7%     21.0%      32.0%       7.0%      10.8%
        0.4%      0.7%         --       0.1%       1.5%

    $ 12,712  $  4,745   $    729   $  4,210   $  1,599
         582       287         53        361        147
    $  21.82  $  16.55   $  13.65   $  11.68   $  10.90
       31.8%     21.2%      36.5%       7.2%       9.0%
        0.4%      0.7%         --       0.1%       1.8%

    $    462  $     73   $     --   $    260   $     13
          28         6         --         22          1
    $  16.74  $  12.76   $  10.57   $  11.58   $  10.85
       31.3%     20.7%       5.7%       6.8%       8.5%
        0.3%      0.9%         --       0.1%       2.0%

    $  8,696  $  2,312   $    297   $  3,197   $  1,007
         412       144         22        270         91
    $  21.05  $  16.01   $  13.25   $  11.82   $  11.06
       31.5%     20.9%      32.5%       6.9%      10.6%
        0.4%      0.9%         --       0.1%       2.2%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Basic Value--Initial Class (formerly known as MainStay VP Dreyfus Large Company Value--Initial Class), MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Developing Growth--Initial Class (formerly known as MainStay VP Lord Abbett Developing Growth--Initial Class), MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP Income & Growth--Initial Class (formerly known as MainStay VP American Century Income & Growth--Initial Class), MainStay VP International Equity--Initial Class, MainStay VP Large Cap Growth--Initial Class (formerly known as MainStay VP Growth--Initial Class and MainStay VP Eagle Asset Management Growth Equity--Initial Class), MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, Alger American Small Capitalization--Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio, T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Balanced--Service Class, MainStay VP Basic Value--Service Class (formerly known as MainStay VP Dreyfus Large Company Value--Service Class), MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Developing Growth--Service Class (formerly known as MainStay VP Lord Abbett Developing Growth--Service Class), MainStay VP Floating Rate--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP Income & Growth--Service Class (formerly known as MainStay VP American Century Income & Growth--Service Class), MainStay VP International Equity--Service Class, MainStay VP Large Cap Growth--Service Class (formerly known as MainStay VP Growth--Service Class and MainStay VP Eagle Asset Management Growth Equity--Service Class), MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value-- Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio--II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) as of December 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2006

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2005 AND 2004

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
                                    ASSETS
Fixed maturities, at fair value
  Available for sale........................................  $36,467   $34,527
  Trading securities........................................       13        26
Equity securities, at fair value
  Available for sale........................................       32        40
  Trading securities........................................       56        79
Mortgage loans..............................................    3,609     3,090
Policy loans................................................      599       570
Other long-term investments.................................      404       667
                                                              -------   -------
     Total investments......................................   41,180    38,999
Cash and cash equivalents...................................      422       680
Deferred policy acquisition costs...........................    2,978     2,437
Interest in annuity contracts...............................    4,005     3,712
Amounts recoverable from reinsurer..........................    6,090     5,935
Other assets................................................      754     1,351
Separate account assets.....................................   13,990    12,704
                                                              -------   -------
     Total assets...........................................  $69,419   $65,818
                                                              =======   =======

                     LIABILITIES AND STOCKHOLDER'S EQUITY


LIABILITIES
Policyholders' account balances.............................  $38,413   $34,715
Future policy benefits......................................    1,460     1,360
Policy claims...............................................      126       151
Obligations under structured settlement agreements..........    4,005     3,712
Amounts payable to reinsurer................................    4,844     4,553
Other liabilities...........................................    2,087     4,000
Separate account liabilities................................   13,990    12,704
                                                              -------   -------
     Total liabilities......................................   64,925    61,195
                                                              -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares
  authorized, 2,500 issued and outstanding).................       25        25
Additional paid in capital..................................    1,410     1,410
Accumulated other comprehensive income......................      231       653
Retained earnings...........................................    2,828     2,535
                                                              -------   -------
     Total stockholder's equity.............................    4,494     4,623
                                                              -------   -------
     Total liabilities and stockholder's equity.............  $69,419   $65,818
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums..................................................  $  138   $   29   $    3
  Fees-universal life and annuity policies..................     366      669      603
  Net investment income.....................................   2,187    2,006    1,801
  Net investment gains/(losses).............................      --       31       (3)
  Net revenue from reinsurance..............................     276        4        7
  Other income..............................................      33       26       24
                                                              ------   ------   ------
     Total revenues.........................................   3,000    2,765    2,435
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances......   1,488    1,376    1,257
  Policyholder benefits.....................................     216      169      139
  Operating expenses........................................     865      762      664
                                                              ------   ------   ------
     Total expenses.........................................   2,569    2,307    2,060
                                                              ------   ------   ------
  Income before income taxes................................     431      458      375
  Income tax expense........................................     138      150      116
                                                              ------   ------   ------
NET INCOME..................................................  $  293   $  308   $  259
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                             ACCUMULATED
                                                                                OTHER
                                                    ADDITIONAL              COMPREHENSIVE       TOTAL
                                          CAPITAL    PAID IN     RETAINED      INCOME       STOCKHOLDER'S
                                           STOCK     CAPITAL     EARNINGS      (LOSS)          EQUITY
                                          -------   ----------   --------   -------------   -------------
                                                                   (IN MI}LIONS)
BALANCE AT JANUARY 1, 2003..............    $25       $  910      $1,968        $ 451          $3,354
                                                                                               ------
Comprehensive income:
  Net income............................                             259                          259
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                          139             139
                                                                                               ------
  Other comprehensive income............                                                          139
                                                                                               ------
Total comprehensive income..............                                                          398
  Capital contribution..................                 500                                      500
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2003............     25        1,410       2,227          590           4,252
                                                                                               ------
Comprehensive income:
  Net income............................                             308                          308
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                           63              63
                                                                                               ------
  Other comprehensive income............                                                           63
                                                                                               ------
Total comprehensive income..............                                                          371
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2004............     25        1,410       2,535          653           4,623
                                                                                               ------
Comprehensive income:
  Net income............................                             293                          293
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                         (422)           (422)
                                                                                               ------
  Other comprehensive income............                                                         (422)
                                                                                               ------
Total comprehensive income..............                                                         (129)
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2005............    $25       $1,410      $2,828        $ 231          $4,494
                                            ===       ======      ======        =====          ======

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2005       2004       2003
                                                              --------   --------   --------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $    293   $    308   $    259
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization...........................        62         43         35
    Net capitalization of deferred policy acquisition
      costs.................................................      (232)      (318)      (336)
    Annuity and universal life fees.........................      (375)      (338)      (296)
    Interest credited to policyholders' account balances....     1,488      1,376      1,257
    Net investment (gains) losses...........................        --        (31)         3
    Deferred income taxes...................................        16         63         17
    Amortization of deferred gains on intercompany
      reinsurance...........................................       (20)        --         --
    (Increase) decrease in:
      Net separate account assets and liabilities...........        --          3         19
      Other assets and other liabilities....................       (31)       (14)      (257)
      Reinsurance recoverables and payables.................        76        (61)         7
      Trading securities....................................        32         36         89
    Increase (decrease) in:
      Policy claims.........................................       (25)        44          4
      Future policy benefits................................       156         19        (23)
                                                              --------   --------   --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES..........     1,440      1,130        778
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities.............    17,013     21,439     22,559
    Maturity of available for sale fixed maturities.........       532        567        418
    Sale of equity securities...............................        39         25         39
    Repayment of mortgage loans.............................       459        480        776
    Sale of other investments...............................       329         34        520
  Cost of:
    Available for sale fixed maturities acquired............   (20,135)   (26,796)   (27,666)
    Equity securities acquired..............................       (10)       (17)       (19)
    Mortgage loans acquired.................................      (978)      (852)    (1,052)
    Other investments acquired..............................       (70)      (443)       (70)
  Policy loans (net)........................................       (29)        (8)        14
                                                              --------   --------   --------
         NET CASH USED IN INVESTING ACTIVITIES..............    (2,850)    (5,571)    (4,481)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits................................................     5,828      6,235      5,094
    Withdrawals.............................................    (2,981)    (2,147)    (1,715)
    Net transfers to the separate accounts..................      (254)      (458)      (258)
  (Decrease) increase in loaned securities..................      (341)      (369)       125
  Securities sold under agreements to repurchase (net)......      (867)       866       (644)
  Net (paydowns) proceeds from affiliated credit
    agreements..............................................      (233)       233         --
  Capital contribution received from parent.................        --         --        500
                                                              --------   --------   --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES..........     1,152      4,360      3,102
                                                              --------   --------   --------
Net increase (decrease) in cash and cash equivalents........      (258)       (81)      (601)
                                                              --------   --------   --------
Cash and cash equivalents, beginning of year................       680        761      1,362
                                                              --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $    422   $    680   $    761
                                                              ========   ========   ========

          See accompanying notes to consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2005, 2004 AND 2003

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 9 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

  INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments classified as trading securities are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. Equity securities classified as available-for-sale, reflect unrealized gains and losses in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the Consolidated Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of depreciated cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at their outstanding principal balance reduced by any charge-off or specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Loan origination fees are capitalized and recognized as an adjustment of the yield of the related loan using the interest method.

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements and are recorded at the amount of cash received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Deferred acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. The Company uses a pricing based approach for projections of future gross margins, which include original pricing earned rates. Changes in assumptions on the expected gross profits result in retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     Deferred acquisition costs for annuity policies with life contingencies are amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the lives of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

  SALES INDUCEMENTS

     For some Deferred Annuity products, the Company offers new policyholders a bonus equal to a specified percentage of the policyholder's deposit. The Company defers these sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in Other Assets on the Consolidated Balance Sheet.

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RECOGNITION OF INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note 5 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the Consolidated Statement of Income. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

     Net revenue from reinsurance primarily represents the experience rated refund, the amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in
Note 9 -- Reinsurance. This reserve adjustment excludes ceded Universal Life fees and ceded Policyholder Benefits, which are included on these respective lines on the Consolidated Statement of Income.

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

  SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2005 and 2004, all separate account assets are

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

stated at fair value. Separate account liabilities at December 31, 2005 and 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, equity securities, mortgage loans, cash equivalents, and short-term investments are reported in Note 2 -- Significant Accounting Policies and Note
3 -- Investments. Fair values of policyholders' account balances are reported in
Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

  BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's business, financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current investors to withdraw from the market or reduce their rates of ongoing investment.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Revenues of the Company's variable products are to a large extent based on fees related to the value of assets under management. Consequently, poor equity market performance limits fee revenue on some variable products.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

  RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities at January 1, 2004. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumptions used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income.

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) ("FIN 46(R)"). In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"). FIN 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN
46), which amended certain aspects of FIN 46. For all VIEs created before December 31, 2003, the Company was required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) in 2004. At December 31, 2004, the Company held $52 million of invested assets issued by VIEs, created after December 31, 2003, and determined to be a significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

     At December 31, 2005 the Company held significant variable interests in certain VIEs. The Company's total investment in these VIEs was $182 million. These investments consist of fixed maturities (asset-backed securitizations totaling $54 million, and private placement structured notes totaling $94 million) and other long-term equity investments (equity in asset-backed securitizations totaling $32 million and limited partnership interests totaling $2 million). These VIEs did not require consolidation at January 1, 2005 or throughout the year because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for the impairment and investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations. There was no material impact to net income from the adoption of FIN 46(R).

     In September 2005, the Accounting Standards Executive Committee ("ACSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-01"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97. SOP 05-01 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-01 on January 1, 2007. The Company is currently assessing the impact of SOP 05-01 on the Company's consolidated statements at the date of adoption.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In November 2005 the FASB issued Staff Position Paper ("FSP") No. 115-1 ("FSP 115-1"), which is entitled "The Meaning Of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other than temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The provisions of FSP 115-1 are effective January 1, 2006, and it is not expected to have a material impact on the Company's Consolidated Statement of Income at the date of adoption.

NOTE 3 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2005 and 2004, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                       2005                     2004
                                              ----------------------   ----------------------
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
AVAILABLE FOR SALE                              COST      FAIR VALUE     COST      FAIR VALUE
------------------                            ---------   ----------   ---------   ----------
Due in one year or less.....................   $ 1,707     $ 1,714      $   869     $   878
Due after one year through five years.......     6,849       6,850        6,238       6,436
Due after five years through ten years......    11,796      11,912       10,262      10,807
Due after ten years.........................     4,254       4,566        4,416       4,804
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency.................................     1,625       1,603        1,453       1,471
  Other mortgage-backed securities..........     7,263       7,321        7,290       7,540
  Other asset-backed securities.............     2,512       2,501        2,558       2,591
                                               -------     -------      -------     -------
  TOTAL AVAILABLE FOR SALE..................   $36,006     $36,467      $33,086     $34,527
                                               =======     =======      =======     =======

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                   2005
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 2,047       $ 32         $ 30       $ 2,049
U.S. agencies, state and municipal.........       545         48            2           591
Foreign governments........................       144          5           --           149
Corporate..................................    23,495        643          282        23,856
Mortgage-backed securities.................     7,263        130           72         7,321
Asset-backed securities....................     2,512         17           28         2,501
                                              -------       ----         ----       -------
  TOTAL AVAILABLE FOR SALE.................   $36,006       $875         $414       $36,467
                                              =======       ====         ====       =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE FOR SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 1,571      $   34        $  7       $ 1,598
U.S. agencies, state and municipal.........       461          36           1           496
Foreign governments........................       546          61          --           607
Corporate..................................    20,660       1,114          79        21,695
Mortgage-backed securities.................     7,290         266          16         7,540
Asset-backed securities....................     2,558          45          12         2,591
                                              -------      ------        ----       -------
  TOTAL AVAILABLE FOR SALE.................   $33,086      $1,556        $115       $34,527
                                              =======      ======        ====       =======

     At December 31, 2005 and 2004, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $141 million and $47 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     Investments in bonds that have been non-income producing for the last twelve months totaled $3 million and $5 million at December 31, 2005 and 2004, respectively. These investments have been deemed other than temporarily impaired.

  EQUITY SECURITIES

     At December 31, 2005 and 2004, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                        UNREALIZED   UNREALIZED   ESTIMATED
                                                 COST     GAINS        LOSSES     FAIR VALUE
                                                 ----   ----------   ----------   ----------
2005...........................................  $30        $2         $  --         $32
2004...........................................  $38        $3         $   1         $40

  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2005 and 2004 was estimated to be $3,678 million and $3,264 million, respectively. Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2005 and 2004, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $190 million and $83 million at fixed and floating interest rates ranging from 3.6% to 12.3% and from 2.7% to 7.2%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2005 and 2004, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                            2005               2004
                                                      ----------------   ----------------
                                                      CARRYING   % OF    CARRYING   % OF
                                                       VALUE     TOTAL    VALUE     TOTAL
                                                      --------   -----   --------   -----
PROPERTY TYPE:
  Office buildings..................................   $1,094     30.3%   $1,022     33.1%
  Residential.......................................      947     26.2%      762     24.7%
  Retail facilities.................................      637     17.7%      536     17.3%
  Industrial........................................      494     13.7%      419     13.6%
  Apartment buildings...............................      344      9.5%      301      9.7%
  Other.............................................       93      2.6%       50      1.6%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====
GEOGRAPHIC REGION:
  Pacific...........................................   $  994     27.6%   $  760     24.6%
  Central...........................................      895     24.8%      799     25.9%
  South Atlantic....................................      842     23.3%      752     24.3%
  Middle Atlantic...................................      632     17.5%      557     18.0%
  New England.......................................      245      6.8%      222      7.2%
  Other.............................................        1      0.0%       --      0.0%
                                                       ------    -----    ------    -----
     TOTAL..........................................   $3,609    100.0%   $3,090    100.0%
                                                       ======    =====    ======    =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2005 and 2004 is summarized below (in millions):

                                                              2005   2004
                                                              ----   ----
Beginning balance...........................................  $ 9    $ 5
Additions charged to operations.............................   --      4
Reduction due to sale.......................................   (3)    --
                                                              ---    ---
ENDING BALANCE..............................................  $ 6    $ 9
                                                              ===    ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2005 and 2004 were as follows (in millions):

                                                              2005   2004
                                                              ----   ----
New York Life Short-Term Investment Fund....................  $229   $516
Collateralized third party commercial loans.................    71     68
Limited partnerships........................................    68     48
Derivatives.................................................    21     21
Real estate.................................................    11     11
Other.......................................................     4      3
                                                              ----   ----
  TOTAL OTHER LONG-TERM INVESTMENTS.........................  $404   $667
                                                              ====   ====

     The New York Life Short Term Investment Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate was $5 million for both December 31, 2005 and 2004. Depreciation expense for December 31, 2005 and 2004 totaled less than $1 million. For the year ended December 31, 2003, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $70 million and $9 million at December 31, 2005 and 2004, respectively.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at both December 31, 2005 and 2004, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Consolidated Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Fixed maturities...........................................  $1,982   $1,805   $1,604
Equity securities..........................................       8        4        2
Mortgage loans.............................................     206      185      167
Policy loans...............................................      44       45       46
Other long-term investments................................      29       27       30
                                                             ------   ------   ------
  Gross investment income..................................   2,269    2,066    1,849
Investment expenses........................................     (82)     (60)     (48)
                                                             ------   ------   ------
  NET INVESTMENT INCOME....................................  $2,187   $2,006   $1,801
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the years ended December 31, 2005, 2004 and 2003, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                             2005                      2004                      2003
                                    -----------------------   -----------------------   -----------------------
                                    GAINS            LOSSES   GAINS            LOSSES   GAINS            LOSSES
                                    -----            ------   -----            ------   -----            ------
Fixed maturities..................  $106             $(109)   $166             $(122)   $192             $(176)
Equity securities.................    13                (8)     13                (1)      5                (7)
Mortgage loans....................     7                (7)     --                (4)      2                (4)
Derivative instruments............     4                (8)     --               (23)      1                (4)
Other long-term investments.......     2                --       3                (1)     --               (12)
                                    ----             -----    ----             -----    ----             -----
                                    $132             $(132)   $182             $(151)   $200             $(203)
                                    ----             -----    ----             -----    ----             -----
TOTAL NET INVESTMENT GAINS
  (LOSSES)........................          $  --                      $31                       $(3)
                                            =====                      ===                       ===

     The gross gains and losses on trading securities (both fixed maturities and equity securities) amounted to $8 million and $20 million for the year ended December 31, 2005, respectively; $37 million and $19 million for the year ended December 31, 2004, respectively; and $17 million and $6 million for the year ended December 31, 2003, respectively. Trading gains and losses are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $98 million, $139 million and $180 million for the years ended December 31, 2005, 2004 and 2003, respectively; and realized losses were $82 million, $93 million and $146 million, respectively.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $15 million, $10 million and $24 million for the years ended December 31, 2005, 2004 and 2003, respectively. Related losses from other-than-temporary impairments in equity securities (included in gross investment losses on equity securities above) were $0 million for December 31, 2005 and 2004, and $7 million for December 31, 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's gross unrealized losses and fair values for available-for-sale fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2005 and 2004 (in millions):

                                                                  2005
                                    -----------------------------------------------------------------
                                                             GREATER THAN 12
                                    LESS THAN 12 MONTHS          MONTHS                 TOTAL
                                    --------------------   -------------------   --------------------
                                     FAIR     UNREALIZED    FAIR    UNREALIZED    FAIR     UNREALIZED
                                     VALUE      LOSSES     VALUE      LOSSES      VALUE      LOSSES
                                    -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies.....................  $ 1,214      $ 21      $  225      $  9      $ 1,439      $ 30
  U.S. agencies, state and
     municipal....................       89         1          16         1          105         2
  Foreign governments.............       29         *           1         *           30         *
  Corporate.......................    7,886       172       2,565       110       10,451       282
  Mortgage-backed securities......    2,959        50         535        22        3,494        72
  Asset-backed securities.........    1,197        16         340        12        1,537        28
                                    -------      ----      ------      ----      -------      ----
  TOTAL FIXED MATURITIES..........   13,374       260       3,682       154       17,056       414
                                    -------      ----      ------      ----      -------      ----
EQUITIES
  Common Stock....................       --        --          --        --           --        --
  Preferred Stock.................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL EQUITIES..................       --        --          --        --           --        --
                                    -------      ----      ------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES...................  $13,374      $260      $3,682      $154      $17,056      $414
                                    =======      ====      ======      ====      =======      ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2004
                                      ---------------------------------------------------------------
                                                              GREATER THAN 12
                                      LESS THAN 12 MONTHS         MONTHS                 TOTAL
                                      -------------------   -------------------   -------------------
                                       FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
                                      VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
                                      ------   ----------   ------   ----------   ------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S. Government
     corporations and agencies......  $  310      $ 3       $   74      $ 4       $  384      $  7
  U.S. agencies, state and
     municipal......................      49        *           15        1           64         1
  Foreign governments...............      16        *           --       --           16         *
  Corporate.........................   3,432       45          841       34        4,273        79
  Mortgage-backed securities........   1,028       11          125        5        1,153        16
  Asset-backed securities...........     752        6           52        6          804        12
                                      ------      ---       ------      ---       ------      ----
  TOTAL FIXED MATURITIES............   5,587       65        1,107       50        6,694       115
                                      ------      ---       ------      ---       ------      ----
EQUITIES
  Common Stock......................       1        *           --       --            1         *
  Preferred Stock...................       6        1           --       --            6         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL EQUITIES....................       7        1           --       --            7         1
                                      ------      ---       ------      ---       ------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES.....................  $5,594      $66       $1,107      $50       $6,701      $116
                                      ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     At December 31, 2005, fixed maturities represented the Company's entire total unrealized loss amount, which was comprised of approximately 2,300 different securities.

     Fixed maturity securities that were in an unrealized loss position less than twelve months at December 31, 2005, represent $260 million or 63% of the Company's total unrealized loss, and securities in an unrealized loss position greater than twelve months represent $154 million or 37% of the Company's total unrealized loss. Of the total amount of fixed maturities' unrealized losses, $355 million or 86% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $59 million or 14% of the Company's total unrealized losses. Unrealized losses on investment grade securities are principally related to changes in interest rates. The continued rise in interest rates in 2005 over 2004 levels has contributed to the decline in value of our fixed maturity investments as follows:

     U.S. Treasury and Government Corporations and Agencies. The unrealized losses on the Company's investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $30 million or 7% of the Company's unrealized losses. These were spread across 131 securities and the decline in value was caused by interest rate increases. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government. Because the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Corporate Bonds. Unrealized losses on corporate bonds were $282 million or 68% of the Company's total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

corporate bonds is spread over 1,370 individual securities with varying interest rates and maturities. Corporate securities that were priced below 95% of the security's amortized cost represented $84 million or 30% of the total unrealized losses for corporate bonds. These unrealized losses are principally due to changes in interest rates and were spread across all industry sectors with no one sector experiencing a disproportionate amount of losses over other sectors. Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $72 million or 17% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in mortgage-backed securities was due to increases in interest rates. These losses are spread across approximately 523 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 95% of the security's amortized cost represented $6 million or 8% of the total unrealized losses for mortgage-backed securities. Because the decline in market value is attributable to changes in interest rates and all contractual payments remain current, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $28 million or 7% of the total unrealized losses for fixed maturities. The unrealized losses on these investments are due to changes in interest rates. These losses are spread across approximately 280 investment grade securities. The Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net income in the accompanying Consolidated Statement of Income. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 95% of the security's amortized cost represented $5 million or 18% of the total unrealized losses for asset-backed securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts for the years ended December 31, 2005, 2004 and 2003 are as follows (in millions):

                                                              2005    2004   2003
                                                              -----   ----   -----
Net unrealized investment gains, beginning of the year......  $ 653   $590   $ 451
                                                              -----   ----   -----
Changes in net unrealized investment (losses) gains
  attributable to:
  Investments:
     Net unrealized investment (losses) gains arising during
       the period...........................................   (578)    51     132
     Less: Reclassification adjustments for gains included
       in net income........................................     60     57      18
                                                              -----   ----   -----
     Change in net unrealized investment (losses) gains, net
       of adjustments.......................................   (638)    (6)    114
Impact of net unrealized investment (losses) gains on:
  Policyholders' account balances and future policy
     benefits...............................................    (10)    (7)     26
  Deferred policy acquisition costs.........................    201     62      (1)
  Other assets (deferred sales inducements).................     25     14      --
                                                              -----   ----   -----
Change in net unrealized investment (losses) gains..........   (422)    63     139
                                                              -----   ----   -----
NET UNREALIZED INVESTMENT GAINS, END OF YEAR................  $ 231   $653   $ 590
                                                              =====   ====   =====

     Net unrealized (losses) gains on investments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(311) million, $27 million and $71 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $32 million, $31 million and $10 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax (benefit) expense of $(5) million, $(4) million and $14 million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense of $108 million, $33 million and $0 million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2005 and 2004 is net of income tax expense of $13 million and $8 million, respectively.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Deferred annuities..........................................  $21,388   $18,840
Universal life contracts....................................   16,789    15,681
Other.......................................................      236       194
                                                              -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.....................  $38,413   $34,715
                                                              =======   =======

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities and other deposit type contracts, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2005:

PRODUCT                                       INTEREST RATE   WITHDRAWAL/SURRENDER CHARGES
-------                                       -------------   ----------------------------
Deferred annuities..........................  2.20% to 7.00%  Surrender charges 0% to 10%
                                                              for up to 10 years.
Universal life contracts....................  3.25% to 6.51%  Various up to 19 years.

  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.........................  $  961   $1,021
  Other life................................................      54       46
                                                              ------   ------
       Total life insurance.................................   1,015    1,067
Individual annuities........................................     445      293
                                                              ------   ------
     TOTAL FUTURE POLICY BENEFITS...........................  $1,460   $1,360
                                                              ======   ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2005:

PRODUCT                                          MORTALITY       INTEREST RATE    ESTIMATION METHOD
-------                                          ---------       -------------    -----------------
Life insurance:                             Based upon pricing   3.80% - 7.50%   Net level premium
  Taiwan business-                          assumptions at time                  reserve taking into
  100% coinsured                            of policy issuance                   account death
                                            with provision for                   benefits, lapses
                                            adverse deviations                   and maintenance
                                            ("PAD").                             expenses with PAD.
Individual payout annuities                 Based upon pricing   4.37% - 9.50%   Present value of
                                            assumptions at time                  expected future
                                            of policy issuance                   payments at a rate
                                            with PAD.                            expected at issue
                                                                                 with PAD.

  GUARANTEED MINIMUM BENEFITS

     At December 31, 2005 and 2004, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2005 for GMDB's and GMAB's ($ in millions):

                                                  RETURN OF NET DEPOSITS             RATCHET
                                             ---------------------------------   ---------------
                                             IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                                  DEATH        SPECIFIED DATE         DEATH
                                                 (GMDB)            (GMAB)            (GMDB)
                                             ---------------   ---------------   ---------------
Account value..............................      $3,517             $839             $12,758
Net amount at risk.........................      $   32             $  2             $   332
Average attained age of contract holders...          56               --                  56

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Consolidated Balance Sheet ($ in millions):

                                           GUARANTEED MINIMUM    GUARANTEED MINIMUM
                                             DEATH BENEFIT      ACCUMULATION BENEFIT
                                                 (GMDB)                (GMAB)          TOTALS
                                           ------------------   --------------------   ------
Balance at January 1, 2005...............         $23                   $   3           $26
  Incurred guarantee benefits............          12                       6            18
  Paid guarantee benefits................          (5)                     --            (5)
                                                  ---                   -----           ---
BALANCE AT DECEMBER 31, 2005.............         $30                   $   9           $39
                                                  ===                   =====           ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 7.10% to 7.34%.

     - Volatility assumption was 15.3%.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Mortality was assumed to be a 50/50 blend of the 1994 GMDB table and the 1983 Basic 'A' table with 18 years of static projection.

     - Lapse rates vary by contract type and duration and range from 1% to 21%, with an average of 6%.

     - Discount rates ranged from 4.93% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2005
                                                              ------------------
INVESTMENT FUND OPTION:                                         GMDB       GMAB
-----------------------                                       ---------   ------
Equity......................................................   $ 7,403     $567
Fixed income................................................     2,306      132
Balanced....................................................     1,651       70
Other.......................................................     4,914       70
                                                               -------     ----
  TOTAL.....................................................   $16,274     $839
                                                               =======     ====

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2005 and 2004 are as follows (in millions):

                                                               2005      2004
                                                              -------   -------
Registered..................................................  $13,857   $12,615
Non-registered..............................................      133        89
                                                              -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.............................  $13,990   $12,704
                                                              =======   =======

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of deferred policy acquisition costs for the years ended December 31, 2005, 2004 and 2003 was as follows (in millions):

                                                              2005     2004     2003
                                                             ------   ------   ------
Balance at beginning of year...............................  $2,437   $2,180   $1,781
  Reclassification due to adoption of SOP 03-01............      --     (156)      --
  Current year additions...................................     572      586      645
  Amortized during year....................................    (340)    (268)    (245)
  Adjustment for change in unrealized investment gains.....     309       95       (1)
                                                             ------   ------   ------
  BALANCE AT END OF YEAR...................................  $2,978   $2,437   $2,180
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 2 -- Significant Accounting Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Consolidated Balance Sheet.

SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                              2005   2004
                                                              ----   ----
Balance at beginning of year................................  $195   $ --
  Reclassification due to adoption of SOP 03-01.............    --    156
  Current year additions....................................    30     35
  Amortized during year.....................................   (34)   (17)
  Adjustment for change in unrealized investment gains......    39     21
                                                              ----   ----
  BALANCE AT END OF YEAR....................................  $230   $195
                                                              ====   ====

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of the income tax expense included in the accompanying Consolidated Statement of Income was as follows (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Current:
  Federal...................................................  $119   $ 85   $ 94
  State and local...........................................     3      2      5
                                                              ----   ----   ----
                                                               122     87     99
Deferred:
  Federal...................................................    16     63     17
                                                              ----   ----   ----
INCOME TAX EXPENSE..........................................  $138   $150   $116
                                                              ====   ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax liability as of December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Deferred tax assets:
  Future policyholder benefits..............................  $  606   $  550
  Employee and agents benefits..............................      71       69
  Other.....................................................       9        7
                                                              ------   ------
     Gross deferred tax assets..............................     686      626
                                                              ------   ------
Deferred tax liabilities:
  Deferred policy acquisition costs.........................     836      646
  Investments...............................................     188      528
  Other.....................................................       3        4
                                                              ------   ------
     Gross deferred tax liabilities.........................   1,027    1,178
                                                              ------   ------
       NET DEFERRED TAX LIABILITY...........................  $  341   $  552
                                                              ======   ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2005, 2004 and 2003:

                                                              2005   2004   2003
                                                              ----   ----   ----
Statutory Federal income tax rate...........................  35.0%  35.0%  35.0%
Tax exempt income...........................................  (3.8)  (1.9)  (2.8)
Other.......................................................   0.8   (0.3)  (1.2)
                                                              ----   ----   ----
EFFECTIVE TAX RATE..........................................  32.0%  32.8%  31.0%
                                                              ====   ====   ====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2005 and 2004, the Company had recorded an income tax receivable from New York Life of $18 million and $49 million, respectively, included in Other Assets on the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary,

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 64% of the reinsurance ceded to non-affiliates at December 31, 2005.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives approximated $0 million for both December 31, 2005, and December 31, 2004.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. During 2005, $20 million of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2005 and 2004 were as follows (in millions):

                                                               2005     2004
                                                              ------   ------
Fees-universal life and annuity policies ceded..............  $  387   $   --
                                                              ======   ======
Net revenue from reinsurance................................  $  266   $   --
                                                              ======   ======
Policyholders' benefits ceded...............................  $  117   $   --
                                                              ======   ======
Amounts recoverable from reinsurer..........................  $4,872   $4,779
                                                              ======   ======
Amounts payable to reinsurer................................  $4,821   $4,535
                                                              ======   ======
Other liabilities (deferred gain), net of amortization......  $  224   $  244
                                                              ======   ======

     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Consolidated Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                              2005    2004
                                                              ----   ------
Amounts recoverable from reinsurers.........................  $961   $1,021
Premiums ceded..............................................   127      130
Benefits ceded..............................................    69       81

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The effects of all reinsurance for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

                                                               2005     2004    2003
                                                              ------   ------   ----
Premiums:
  Direct....................................................  $  265   $  171   $174
  Assumed...................................................       1        1     --
  Ceded.....................................................    (128)    (143)  (171)
                                                              ------   ------   ----
Net premiums................................................  $  138   $   29   $  3
                                                              ======   ======   ====
Fees-universal life and annuity policies ceded..............  $  530   $  111   $ 98
                                                              ======   ======   ====
Net revenue from reinsurance................................  $  276   $    4   $  7
                                                              ======   ======   ====
Policyholders' benefits ceded...............................  $  312   $  221   $108
                                                              ======   ======   ====
Increase in ceded liabilities for future policyholder
  benefits..................................................  $   10   $    7   $  6
                                                              ======   ======   ====
Amounts recoverable from reinsurer..........................  $6,090   $5,935   $788
                                                              ======   ======   ====
Amounts payable to reinsurer................................  $4,844   $4,553   $ 16
                                                              ======   ======   ====
Other liabilities (deferred gain), net of amortization......  $  224   $  244   $ --
                                                              ======   ======   ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate and currency risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses master netting agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness, which matches the terms of the derivative with the underlying hedged item. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 149: (i) interest rate swaps to convert fixed rate investments to floating rate investments and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset will no longer offset the changes in the fair value of the derivative. The Company had no fair value hedges for the years ended December 31, 2005 and 2004.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2005 and 2004, there were no net investment gains (losses) related to the ineffective portion of cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness.

     When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses). The Company had no cash flow hedges of forecasted transactions for the years ended December 31, 2005 and 2004.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation", the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains and losses. The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. The notional value of cash flow hedges was $187 million and $182 million at December 31, 2005 and 2004, respectively.

     Presented below is a roll forward of the components of other comprehensive income (loss) before taxes related to cash flow hedges (in millions):

                                                              2005   2004   2003
                                                              ----   ----   ----
Other comprehensive income balance at the beginning of the
  year......................................................  $ 8    $10    $16
Losses deferred in other comprehensive income on the
  effective portion of cash flow hedges.....................   (1)    (2)    (6)
Losses (gains) reclassified to net income...................   --     --     --
                                                              ---    ---    ---
Other comprehensive income balance at the end of the year...  $ 7    $ 8    $10
                                                              ===    ===    ===

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). There were $9 billion and $6 billion in notional value of non-qualifying hedges at December 31, 2005 and 2004, respectively. For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) in the Consolidated Statement of Income changes in fair value of $(3) million, $(22) million and $(2) million, respectively, related to derivatives that do not qualify for hedge accounting.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2005 and 2004, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2005 and 2004, $755 million and $1,082 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2005 and 2004, the Company recorded cash collateral received under these agreements of $765 million and $1,105 million, respectively, and established a corresponding liability for the same amount. The Company also holds collateral in the form of securities having a market value of $9 million and $0 million at December 31, 2005 and 2004, respectively, which is not included in the accompanying Consolidated Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. Collateral received is invested in short-term investments and the offsetting collateral liability reported approximates fair value. The liability reported on the accompanying Consolidated Balance Sheet (included in other liabilities) approximates fair value. At December 31, 2005 and 2004, the Company had repurchase agreements totaling $154 million at an average coupon rate of 5.45% and $1,021 million at an average coupon rate of 5.04%, respectively. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents. At December 31, 2005 and 2004, the Company had no reverse repurchase agreements outstanding.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 12 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $611 million, $585 million and $559 million for the years ended December 31, 2005, 2004 and 2003, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $19 million for its share of the net periodic post-retirement benefits expense in 2005 ($30 million and $27 million in 2004 and 2003, respectively) and an expense of $(2) million in 2005 ($1 million in 2004 and $(2) million in 2003) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2005, 2004 and 2003, the total cost for these services amounted to $37 million, $31 million and $23 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2005, 2004 and 2003 of $13 million, $11 million, and $9 million, respectively.

     At December 31, 2005 and 2004, the Company had a net liability of $194 million and $202 million, respectively, for the above described services which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2005 and 2004, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,005 million and $3,712 million, respectively.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2005 and 2004, the amount of outstanding reserves on these contracts included in future policy benefits was $182 million and $180 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $86 million, $94 million and $89 million, for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2005 and December 31, 2004.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. During 2005, the credit facility was not used, no interest was paid and no outstanding balance was due. There was no interest expense for 2005 and the interest expense for 2004 and 2003 was less than $1 million.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2005, there was no outstanding balance due to New York Life Capital Corporation. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2005 and 2004 was $2 million and less than $1 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2005 and 2004, the Company had recorded a receivable from MCF, included in other assets of $5 million for both years. The Company received interest payments from MCF of less than $1 million and $2 million for the years ended December 31, 2005 and 2004, respectively.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $17 million, $15 million and $15 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, the Company recorded liabilities of approximately $1,968 million and

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

$1,798 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2005 and 2004, policyholders' account balances and separate account liabilities related to these policies aggregated $274 million and $267 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2005 and 2004, the Company recorded commission and fee expense to NYLINK agents of $6 million and $7 million, respectively.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 9 -- Reinsurance for more details).

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $85 million, $98 million and $173 million during 2005, 2004 and 2003, respectively.

     Total interest paid was $19 million, $10 million and $10 million during 2005, 2004 and 2003, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2005 and 2004, statutory stockholder's equity was $2,157 million and $2,009 million, respectively. Statutory net income for the years ended December 31, 2005, 2004 and 2003 was $231 million, $224 million and $20 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2005 and 2004. As of December 31, 2005, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $722 million. The maximum amount of dividends that may be paid in 2006 without prior approval is $229 million.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 12 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

PricewaterhouseCoopers LLP
New York, NY
March 15, 2006

                            PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements.

            All required financial statements are included in Part B of this Registration Statement.

b.       Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to the initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (1) to Post-Effective Amendment No. 2 to such Registration Statement on Form N-4, and incorporated herein by reference.

(2)              Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), and incorporated herein by reference.

(4) Specimen Policy - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Registrant's initial registration on Form N-4 (File No. 333-80535), and incorporated herein by reference.

(4)(a) Earnings Enhancement Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(4)(a) to Registrant's Post-Effective Amendment No. 4 on Form N-4, filed 7/13/01 and incorporated herein by reference.

(4)(b) Enhanced Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(4)(b) to Registrant's Post-Effective Amendment No. 4 on Form N-4, filed 7/13/01 and incorporated herein by reference.

(5)              Form of application for a Policy - Previously filed as Exhibit
                 (5) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), and incorporated herein by reference.

(5)(a) Form of Application for LifeStages Deferred Variable Annuities (204-593) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(e) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(7)              Not applicable

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment
                 No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No.
                 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No.
                 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(8) (k) Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8) (l) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management
                 LLC - Previously filed in accordance with Regulation S-T, 17CFR
                 232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(m) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.


(8)(n) 12b-1 Plan Services Agreement for the Service Class Shares of MainStay VP Series Fund, Inc. between NYLIFE Distributors LLC and NYLIAC dated 12/22/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.


(8)(o) Form of Class S Service Agreement between Fred Alger & Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(p) Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(q) Form of Service Contract between Fidelity Distributors Corporation and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(r) Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(s) Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(t) Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(u) Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(v)           Form of Supplement for Distribution Services Agreement between
                 T. Rowe Price Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(w) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(x) Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T,
                 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective
                 Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(y) Form of Participation Agreement among Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(z)           Form of Distribution and Service Agreement between BISYS
                 Fund Services Limited Partnership and NYLIFE Securities, Inc.- Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(a)(a) Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment
                 No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

(8)(b)(b) Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(8)(c)(c) Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(d)(d) Form of Administrature Services Agreement between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.


(8)(e)(e) Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.



(8)(f)(f) Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.



(8)(g)(g) Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.


(9) Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

(10)(a)          Consent of PricewaterhouseCoopers LLP - Filed herewith.


(10)(b) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(j)(15) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference:

                 Scott Berlin                  Director
                 Frank M. Boccio               Director
                 Michael G. Gallo              Director
                 Solomon Goldfinger            Director and Chief Financial
                                               Officer
                 Phillip J. Hildebrand         Director
                 Theodore A. Mathas            Director
                 John R. Meyer                 Director
                 Paul B. Morris                Director
                 Anna F. Pollack               Director
                 Robert D. Rock                Director
                 Angelo J. Scialabba           Vice President and Controller
                                               (Principal Accounting Officer)
                 Frederick J. Sievert          Director and President
                                               (Principal Executive Officer)
                 Michael E. Sproule            Director
                 Seymour Sternberg             Director



(10)(c) Power of Attorney for Joel M. Steinberg, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(16) to Pre-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 12/23/05 and incorporated herein by reference.

(11)             Not applicable.

(12)             Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit (13) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33- 53342), and incorporated herein by reference.

(14)             Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.



Name:                                          Title:
-----                                          ------
Scott L. Berlin                                Director and Senior Vice President in Charge of Individual Life
Frank M. Boccio                                Director and Senior Vice President
Michael Gallo                                  Director and Senior Vice President
Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
Phillip J. Hildebrand                          Director and Executive Vice President
Theodore A. Mathas                             Director and Executive Vice President
John R. Meyer                                  Director and Senior Vice President in Charge of Individual Annuity
Anne F. Pollack                                Director and Senior Vice President
Robert D. Rock                                 Director, Senior Vice President and Chief Investment Officer
Frederick J. Sievert                           Director and President
Michael E. Sproule                             Director
Joel M. Steinberg                              Director, Senior Vice President and Chief Actuary
Seymour Sternberg                              Director
Gary E. Wendlandt                              Executive Vice President
Jay S. Calhoun                                 Senior Vice President and Treasurer
Judith E. Campbell                             Senior Vice President and Chief Information Officer
John A. Cullen                                 Senior Vice President
Thomas F. English                              Senior Vice President and General Counsel
Melvin J. Feinberg                             Senior Vice President
Robert J. Hebron                               Senior Vice President
Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
Gary J. Miller                                 Senior Vice President
Michael M. Oleske                              Senior Vice President and Tax Counsel
Frank J. Ollari                                Senior Vice President
Paul Pasteris                                  Senior Vice President in charge of Retirement Income
Eric Rubin                                     Senior Vice President
Richard C. Schwartz                            Senior Vice President and Senior Investment Manager for
                                               Derivative Securities
Stephen N. Steinig                             Senior Vice President and Actuary
Mark W. Talgo                                  Senior Vice President
Sara Badler                                    First Vice President and Deputy General Counsel
Patricia Barbari                               First Vice President
David W. Bott                                  First Vice President
Micheal J. Oliviero                            First Vice President - Tax
Gary W. Scofield                               First Vice Vice President and Deputy Chief Actuary
John M. Swenson                                First Vice President
Thomas J. Troeller                             First Vice President and Actuary
David Bangs                                    Vice President
Joseph Bennett                                 Vice President
Stephen A. Bloom                               Vice President and Chief Underwriter
David Boyle                                    Vice President
William J. Burns                               Vice President
William Cheng                                  Vice President
Paul K. Cunningham                             Vice President
Karen Dann                                     Vice President
Kathleen A. Donnelly                           Vice President
Jonathan Feinstein                             Vice President
Edward Fitzgerald                              Vice President
Joseph Hynes                                   Vice President
Robert Hynes                                   Vice President
Minas C. Joannides, M.D.                       Vice President and Medical Director
Mario Lazzaro                                  Vice President
Richard B. Leber                               Vice President and Assistant Secretary
Parkin Lee                                     Vice President and Assistant Secretary
Edward Linder                                  Vice President
Anthony Malloy                                 Vice President
Catherine A. Marrion                           Vice President and Secretary
Daniel J. McKillop                             Vice President
Corey B. Multer                                Vice President
Jacqueline O' Leary                            Vice President
Robert J. Polilli                              Vice President and Actuary
Linda M. Reimer                                Vice President and Associate General Counsel
Andrew N. Reiss                                Vice President and National Sales Manager
Dorothea Rodd                                  Vice President
Janis C. Rubin                                 Vice President
Angelo J. Scialabba                            Vice President and Controller
Irwin Silber                                   Vice President and Actuary
Georgene Sfraga Panza                          Vice President
Kevin Smith                                    Vice President
Richard M. Walsh                               Vice President
Julia Warren                                   Vice President
Elaine Williams                                Vice President
Robert Ziegler                                 Vice President
Richard W. Zuccaro                             Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

     Tribeca Holdings II LLC                                           Delaware

     Bluewater Holdings II LLC                                         Delaware

     Gramercy Holdings II LLC                                          Delaware

     Pacific Square Investments LLC                                    Delaware

NYLIFE LLC                                                             Delaware
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     NYLUK I Company                                                   United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities Inc.                                                New York

     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
New York Life Investment Management Holdings LLC                       Delaware

     NYLCAP Holdings                                                   Mauritius
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
         NYLIM Mezzanine GenPar Partners GP, LLC                       Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
         NYLIM Fund II GP, LLC                                         Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, LLC                                       Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
        Siam Commercial New York Life Insurance Public Company         Thailand                47.33%
        Limited (4)
        NYL Data Center Limited                                        Thailand                99.97%
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%

Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
Tribeca Holdings I LLC                                                 Delaware
Bluewater Holdings I LLC                                               Delaware
Gramercy Holdings I LLC                                                Delaware
SCP 2005-C21-002 LLC                                                   Delaware
SCP 2005-C21-003 LLC                                                   Delaware
SCP 2005-C21-006 LLC                                                   Delaware
SCP 2005-C21-007 LLC                                                   Delaware
SCP 2005-C21-008 LLC                                                   Delaware
SCP 2005-C21-009 LLC                                                   Delaware
SCP 2005-C21-017 LLC                                                   Delaware
SCP 2005-C21-018 LLC                                                   Delaware
SCP 2005-C21-021 LLC                                                   Delaware
SCP 2005-C21-025 LLC                                                   Delaware
SCP 2005-C21-031 LLC                                                   Delaware
SCP 2005-C21-036 LLC                                                   Delaware
SCP 2005-C21-041 LLC                                                   Delaware
SCP 2005-C21-043 LLC                                                   Delaware
SCP 2005-C21-044 LLC                                                   Delaware
SCP 2005-C21-048 LLC                                                   Delaware
SCP 2005-C21-061 LLC                                                   Delaware
SCP 2005-C21-063 LLC                                                   Delaware
SCP 2005-C21-067 LLC                                                   Delaware
SCP 2005-C21-069 LLC                                                   Delaware
SCP 2005-C21-070 LLC                                                   Delaware
NYMH-Houston GP, LLC                                                   Delaware
NYMH-Plano GP, LLC                                                     Delaware
NYMH-Freeport GP, LLC                                                  Delaware
NYMH-Ennis GP, LLC                                                     Delaware
NYMH-San Antonio GP, LLC                                               Delaware
NYMH-Taylor GP, LLC                                                    Delaware
NYMH-Stephenville GP, LLC                                              Delaware


ITEM 27.          NUMBER OF CONTRACT OWNERS


   As of January 31, 2006, there were approximately 49,784 owners of Qualified Policies and approximately 6,488 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account-III.


ITEM 28.          INDEMNIFICATION

      Reference is made to Article VIII of the Depositor's By-Laws.



      New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $200 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.



      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.          PRINCIPAL UNDERWRITERS

      (a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Directors and Officers.

      The business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     Names of Directors and Officers     Positions and Offices with Underwriter
     -------------------------------     --------------------------------------
     Scott L. Berlin                                 Manager and Executive Vice President - Non-COLI
                                                         Variable Life Distribution
     Robert E. Brady                                 Manager and Managing Director - Operations
     Brian A. Murdock                                Chairman and President
     Christopher O. Blunt                            Manager and Executive Vice President -
                                                         NYLIM Product Distribution
     Robert J. Hebron                                Manager and Executive Vice President -
                                                         COLI Distribution
     John R. Meyer                                   Manager and Executive Vice President -
                                                         Variable Annuity and Agency Mutual Funds
                                                         Distribution
     William F. Gibson                               Senior Managing Director and Chief
                                                         Financial Officer
     Barbara McInerney                               Senior Managing Director - Compliance
     Thomas A. Clough                                Managing Director - Retirement Services
     Stephen P. Fisher                               Senior Managing Director - NYLIM Products Marketing
     Mark A. Gomez                                   Managing Director and Chief Compliance Officer
     Joseph J. Henehan                               Managing Director - Retirement Services
     Julia D. Holland                                Managing Director - SMA Distribution
     Alison H. Micucci                               Managing Director - Compliance
     Marguerite E.H. Morrison                        Managing Director and Secretary
     Beverly J. Moore                                Managing Director - Marketing Communications
     Gary M. O'Neill                                 Managing Director - Agency Distribution
     Wendy Fishler                                   Managing Director - National Accounts
     Edward P. Linder                                Managing Director, Variable Annuity and
                                                         Agency Mutual Funds Distribution
     Stanley Metheney                                Vice President - Compliance
     Richard W. Zuccaro                              Vice President - Tax
     Albert Leier                                    Vice President - Financial Operations
                                                         and Treasurer
     David F. Boyle                                  Vice President - COLI Wholesaling
     Philip E. Caminiti                              Vice President, Mutual Funds, Sales Desk -
                                                         Outside Broker/Dealer Distribution
     Michael D. Coffey                               Vice President, Mutual Funds - Outside
                                                         Broker/Dealer Distribution
     Karen E. Dann                                   Vice President, Variable Annuity Key
                                                         Accounts - Bank Distribution
     Philip L. Gazzo                                 Vice President, Mutual Funds - Outside
                                                         Broker/Dealer Distribution
     Mark L. Gudelski                                Vice President - National Accounts
     Robert F. Meredith                              Vice President, Variable Annuity and
                                                         Mutual Funds Wholesaling - Agency Distribution
     John J. Ogara                                   Vice President, Variable Life Wholesaling -
                                                         Agency Distribution
     Christopher V. Parisi                           Vice President, Outside Broker/Dealer Distribution
     Andrew N. Reiss                                 Vice President, Variable Annuity Wholesaling -
                                                         Bank Distribution
     Jennifer D. Tarsney                             Vice President, National Accounts
     James R. Vavra                                  Vice President, Non-COLI Variable Life
                                                         Wholesaling - Outside Distribution
     Marianna Wekow                                  Vice President, National Accounts

      (c) Commissions and Other Compensation


     Name of                  New Underwriting             Compensation on
    Principal                   Discounts and               Redemption or                Brokerage
   Underwriter                   Commissions                Annuitization               Commission                Compensation
   -----------                   -----------                -------------               ----------                ------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31.          MANAGEMENT SERVICES - Not applicable.


ITEM 32.          UNDERTAKINGS - Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-III, hereby represents that the fees and charges deducted under the NYLIAC New York Life LifeStages Flexible Premium Variable Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

      Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES



      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 10th day of April, 2006.



                                              NYLIAC VARIABLE ANNUITY
                                              SEPARATE ACCOUNT-III
                                                   (Registrant)

                                              By:  /s/ Corey B. Multer
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President


                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ Corey B. Multer
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

     Scott L. Berlin*               Director

     Frank M. Boccio*               Director




     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director

     Theodore A. Mathas*            Director

     John R. Meyer*                 Director

     Anne F. Pollack*               Director

     Robert D. Rock*                Director


     Angelo G. Scialabba*           Vice President and Controller (Principal
                                    Accounting Officer)


     Frederick J. Sievert*          President and Director (Principal Executive
                                    Officer)

     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director

     Seymour Sternberg*             Director



*By:      /s/ Corey B. Multer
      ----------------------------------
      Corey B. Multer
      Attorney-in-Fact
      April 10, 2006



* Pursuant to Powers of Attorney previously filed.

                                 Exhibit Index

Index Number                             Description
------------                             -----------
   9(a)                  Opinion and consent of Thomas F. English Esq.

  10(a)                  Consent of PricewaterhouseCoopers LLP